      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 6, 2003

                                                              FILE NO. 333-
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-14
                             REGISTRATION STATEMENT
                                   UNDER THE
                             SECURITIES ACT OF 1933

                      [ ]   Pre-Effective Amendment No. __

                     [ ]   Post-Effective Amendment No. __

                             DRIEHAUS MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              25 EAST ERIE STREET
                            CHICAGO, ILLINOIS 60611
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 560-6111

                             ---------------------

                                 MARY H. WEISS
                       DRIEHAUS CAPITAL MANAGEMENT, INC.
                              25 EAST ERIE STREET
                            CHICAGO, ILLINOIS 60611
                    (Name and Address of Agent for Service)

                                    Copy to:

                                CATHY G. O'KELLY
                       VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                            222 NORTH LASALLE STREET
                            CHICAGO, ILLINOIS 60601

                             ---------------------

     Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

     It is proposed that this filing will become effective on July 6, 2003 pursuant to Rule 488.

     No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DRIEHAUS ASIA PACIFIC GROWTH FUND
DRIEHAUS EUROPEAN OPPORTUNITY FUND
DRIEHAUS INTERNATIONAL GROWTH FUND

July 9, 2003

Dear Shareholder:

As a shareholder of Driehaus Asia Pacific Growth Fund, Driehaus European Opportunity Fund and/or Driehaus International Growth Fund, you are being asked to consider and approve the proposed reorganizations of your Driehaus Mutual Funds. Your Board of Trustees is unanimously recommending that you vote for the reorganizations. If approved as proposed, the existing five funds will be combined into two funds. Your Fund would be consolidated into a Fund with an identical investment objective and investment style, and substantially similar policies and limitations. We believe that the two combined Funds will have a larger asset base and lower overall expense ratio, with equal or greater geographic investment range. This should provide increased ability to respond to market fluctuations and other changing market conditions -- offering an increased potential for growth opportunities. The reorganizations will allow you to continue your investment in the Driehaus Mutual Funds.

The Funds' adviser, Driehaus Capital Management, Inc., is paying all costs of the reorganizations. We urge you to vote FOR the reorganizations, which are intended to be free from federal income tax.

A proxy statement/prospectus, as well as a question and answer sheet to address frequently asked questions, are enclosed to provide you additional information about the reorganizations. On September 12, 2003, there will be Special Meetings of Shareholders to consider the reorganizations.

 YOUR VOTE IS IMPORTANT. For your convenience, we are providing you several different ways to vote your proxy. You may sign, date and return your proxy card in the enclosed postage-paid return envelope, or you may vote via the Internet or telephone following the voting instructions on the proxy card. Please review these materials and VOTE NOW. Our proxy solicitor, PFPC Inc., may contact you if we have not received your vote.

If you have any questions regarding the reorganizations or need assistance in voting, please call PFPC at 1-877-456-6399.

Sincerely,

Richard H. Driehaus
Chairman and President

QUESTION AND ANSWER SHEET

Q.   WHY AM I RECEIVING THIS PROXY STATEMENT?

A. You are receiving this proxy statement/prospectus because you are a shareholder of Driehaus International Growth Fund, Driehaus European Opportunity Fund, and/or Driehaus Asia Pacific Growth Fund. All shareholders of record in these funds as of the close of business on July 3, 2003 are being asked to consider and approve the proposed reorganizations of: (a) Driehaus International Growth Fund into Driehaus International Discovery Fund; (b) Driehaus European Opportunity Fund into Driehaus International Discovery Fund; and (c) Driehaus Asia Pacific Growth Fund into Driehaus Emerging Markets Growth Fund. After the reorganizations, there will be two combined funds, Driehaus International Discovery Fund and Driehaus Emerging Markets Growth Fund.

Q.   WHAT IS THE BOARD'S RECOMMENDATION?

A.   The Board of Trustees recommends that you vote FOR the reorganizations.

Q. WHY IS THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDING THAT I VOTE FOR THE REORGANIZATIONS?

A. The Board believes that the two combined funds will each have a larger asset base and lower overall expense ratio, and equal or greater geographic investment range, which should provide them with an increased ability to respond to regional market fluctuations and other changing market conditions. The reorganizations will allow you to continue your Driehaus Mutual Funds investment in a fund with an identical investment objective and investment style and increased potential for growth opportunities.

Q.   WHY IS MY VOTE IMPORTANT?

A. For each reorganization to be approved, a majority of the shares of that Fund entitled to vote, present in person or by proxy, must vote FOR the reorganization. The shareholders of Driehaus International Growth Fund, Driehaus European Opportunity Fund, and Driehaus Asia Pacific Growth Fund will vote upon the proposed reorganizations separately. Each fund's reorganization is not conditioned on the approval of the reorganization of the other funds. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares.

Q.   WHEN WOULD THE REORGANIZATION TAKE PLACE FOR MY FUND(S)?

A. If approved at the Special Meeting of Shareholders on September 12, 2003, the reorganization will occur September 29, 2003, the Closing Date.

Q.   WILL I RECEIVE NEW SHARES IN EXCHANGE FOR MY CURRENT SHARES?

A. Yes. Upon approval and completion of the reorganization, your shares will be exchanged as follows:

     IF YOU CURRENTLY OWN SHARES OF:                 YOUR SHARES WILL BE EXCHANGED FOR SHARES OF:
     -------------------------------                 --------------------------------------------
     Driehaus International Growth Fund              Driehaus International Discovery Fund
     Driehaus European Opportunity Fund              Driehaus International Discovery Fund
     Driehaus Asia Pacific Growth Fund               Driehaus Emerging Markets Growth Fund

Q.   WHO IS PAYING THE COSTS OF THE REORGANIZATIONS?

A. Driehaus Capital Management, Inc., the investment adviser of the Driehaus Mutual Funds, is paying all the costs of the reorganizations, including the preparation, filing, printing and mailing of the proxy statement/prospectus, accounting and legal fees, costs of solicitation and other administrative or operational costs related to the reorganizations.

Q.   WILL THE REORGANIZATIONS CREATE A TAXABLE EVENT FOR ME?

A. Each reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes, so that you will recognize no gain or loss as a result of the reorganizations.

Q.   WILL THE REORGANIZATIONS CHANGE MY PRIVILEGES AS A SHAREHOLDER?

A. No. The shareholder privileges available to you after the reorganizations will be the same as those you currently enjoy.

Q.   HOW WILL THE REORGANIZATIONS AFFECT THE VALUE OF MY INVESTMENT?

A. The value of your investment will not change as a result of the reorganizations. Regardless of which fund(s) you are currently invested in, on the Closing Date you will receive a number of shares with the same aggregate value as you held immediately before the reorganizations.

Q.   HOW CAN I VOTE?

A. You may vote in any one of several ways. You may sign, date and return your proxy card in the enclosed postage-paid envelope, you may vote by telephone or on the Internet (see enclosed proxy card for voting instructions), or you may vote in person at the Special Meeting. If you submit a proxy and wish to change your vote, you may withdraw it at the Meeting and then vote in person or you may submit a superseding vote by mail, by telephone or on the Internet.

Q.   WHAT HAPPENS IF THE REORGANIZATIONS ARE NOT APPROVED?

A. The proposed reorganizations will occur only for the funds whose shareholders approve the proposals. If shareholders do not approve any reorganization, that fund will continue in existence until the Board of Trustees takes other action.

                             DRIEHAUS MUTUAL FUNDS
                              25 EAST ERIE STREET
                            CHICAGO, ILLINOIS 60611

                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                       DRIEHAUS ASIA PACIFIC GROWTH FUND

                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
                        TO BE HELD ON SEPTEMBER 12, 2003

Notice is hereby given that Special Meetings of Shareholders of Driehaus International Growth Fund, Driehaus European Opportunity Fund and Driehaus Asia Pacific Growth Fund, each a series of Driehaus Mutual Funds (each series a "Selling Fund" and collectively, the "Selling Funds"), will be held at the offices of Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, Illinois 60611, on September 12, 2003 at 10:00 a.m. Central time, for the purposes of considering the proposals set forth below.

Proposal 1:  To approve an Agreement and Plan of Reorganization (the form of which is attached hereto as Exhibit A) providing for the transfer of all of the assets and all liabilities of: (a) Driehaus International Growth Fund to Driehaus International Discovery Fund;
             (b) Driehaus European Opportunity Fund to Driehaus International Discovery Fund; and (c) Driehaus Asia Pacific Growth Fund to Driehaus Emerging Markets Growth Fund; in exchange for shares of Driehaus International Discovery Fund, Driehaus International Discovery Fund and Driehaus Emerging Markets Growth Fund, respectively. The shares so received will be distributed to shareholders of the applicable Selling Fund and the Selling Fund will be terminated as soon as practicable thereafter. These actions are referred to as a "Reorganization."

Proposal 2:  The transaction of such other business as may properly be brought before the meeting.

Shareholders of record of each Selling Fund as of the close of business on July 3, 2003 are entitled to notice of, and to vote at, the meeting or any adjournment of the meeting. Shareholders of each Selling Fund will vote separately, and the proposed Reorganization will be effected as to a particular Selling Fund only if that Fund's shareholders approve the proposal.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF DRIEHAUS MUTUAL FUNDS. YOU MAY EXECUTE THE PROXY CARD USING THE METHODS DESCRIBED IN THE PROXY CARD. EXECUTING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

By Order of the Board of Trustees,

Lisa M. King
Secretary
DRIEHAUS MUTUAL FUNDS

July   , 2003

                           PROXY STATEMENT/PROSPECTUS

                              DATED JULY   , 2003

                  RELATING TO THE ACQUISITION OF THE ASSETS OF

                      DRIEHAUS INTERNATIONAL GROWTH FUND,
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                                      AND

                       DRIEHAUS ASIA PACIFIC GROWTH FUND

                        BY AND IN EXCHANGE FOR SHARES OF

                     DRIEHAUS INTERNATIONAL DISCOVERY FUND,
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                                      AND

              DRIEHAUS EMERGING MARKETS GROWTH FUND, RESPECTIVELY

                             DRIEHAUS MUTUAL FUNDS
                              25 EAST ERIE STREET
                            CHICAGO, ILLINOIS 60611
                                 (800) 560-6111

This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of Driehaus Mutual Funds (the "Trust") in connection with the Special Meetings of Shareholders (each a "Meeting") of Driehaus International Growth Fund, Driehaus European Opportunity Fund and Driehaus Asia Pacific Growth Fund (each a "Selling Fund" and collectively, the "Selling Funds"), to be held on September 12, 2003 at 10:00 a.m. Central time, at the offices of Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, Illinois 60611. At the Meetings, shareholders of each Selling Fund, voting separately, will be asked to consider and approve a proposed reorganization, as described in the Agreement and Plan of Reorganization, the form of which is attached hereto as Exhibit A (the "Reorganization Agreement"), that will result in the transfer of the assets and liabilities of Driehaus International Growth Fund and Driehaus European Opportunity Fund to, and in exchange for shares of, Driehaus International Discovery Fund and the transfer of assets and liabilities of Driehaus Asia Pacific Growth Fund to, and in exchange for shares of, Driehaus Emerging Markets Growth Fund, the distribution of the shares so received to shareholders of the Selling Funds and the termination of the Selling Funds as soon as practicable thereafter (each a "Reorganization"). Driehaus International Discovery Fund and Driehaus Emerging Markets Growth Fund are each referred to as an "Acquiring Fund" and collectively as the "Acquiring Funds." The Acquiring Funds and the Selling Funds are collectively referred to as the "Funds."

This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each Selling Fund should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference.
A Statement of Additional Information dated July   , 2003, relating to this
Proxy Statement/Prospectus and the Reorganizations and including certain financial information about the Funds has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to Driehaus Mutual Funds, P.O. Box 9817, Providence, Rhode Island 02940, or by calling toll-free (800) 560-6111.

                                                                     (continued)

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Reorganization Agreement provides that the Selling Funds will each transfer all of their assets and liabilities to the applicable Acquiring Fund in exchange for shares of the applicable Acquiring Fund in an amount equal in value to the aggregate net assets of the applicable Selling Fund. These transfers are expected to occur at 8:00 a.m. Central time (the "Effective Time") on September 29, 2003 (the "Closing Date").

Immediately after the transfer of each Selling Fund's assets and liabilities, each Selling Fund will make a liquidating distribution to its shareholders of the Acquiring Funds' shares received, so that a holder of shares in a Selling Fund at the Effective Time of the Reorganization will receive a number of shares of the corresponding Acquiring Fund with the same aggregate value as the shareholder had in the Selling Fund immediately before the Effective Time. At the Effective Time, shareholders of Driehaus International Growth Fund will become shareholders of Driehaus International Discovery Fund, shareholders of Driehaus European Opportunity Fund will become shareholders of Driehaus International Discovery Fund and shareholders of Driehaus Asia Pacific Growth Fund will become shareholders of Driehaus Emerging Markets Growth Fund. Each Selling Fund will then be terminated.

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Driehaus Capital Management, Inc. ("DCM" or the "Adviser") is the investment adviser to the Selling Funds and the Acquiring Funds. PFPC Inc. ("PFPC") serves as administrator and transfer agent to the Funds. Driehaus Securities Corporation ("DSC"), an affiliate of the Adviser, serves as the distributor of the Funds.

For a more detailed discussion of the investment goals, policies, risks and restrictions of the Funds, see the Driehaus Mutual Funds prospectus and statement of additional information, each dated May 1, 2003, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/ Prospectus. A copy of the May 1, 2003 prospectus, as supplemented, accompanies this Proxy Statement/Prospectus. A copy of the May 1, 2003 statement of additional information for Driehaus Mutual Funds is available upon request and without charge by calling (800) 560-6111.

This Proxy Statement/Prospectus is expected to be sent to shareholders beginning on or about [July 9], 2003.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Synopsis....................................................    1
Information Relating to the Reorganizations.................   18
Federal Income Taxes........................................   19
Capitalization..............................................   21
Reasons for the Reorganizations.............................   21
Shareholder Rights..........................................   21
Additional Information......................................   22
Voting Matters..............................................   22
Other Business..............................................   25
Shareholder Inquiries.......................................   25

Exhibit A -- Form of Agreement and Plan of Reorganization

Exhibit B -- Management's Discussion of the Driehaus International Discovery Fund Performance

Exhibit C -- Management's Discussion of the Driehaus Emerging Markets Growth Fund Performance

Exhibit D -- Management's Discussion of the Driehaus International Growth Fund Performance

Exhibit E -- Management's Discussion of the Driehaus European Opportunity Fund Performance

Exhibit F -- Management's Discussion of the Driehaus Asia Pacific Growth Fund Performance

--------------------------------------------------------------------------------
                                    SYNOPSIS
--------------------------------------------------------------------------------

This Synopsis is designed to allow you to compare the current fees, investment goals, policies and restrictions, investment risks, and distribution, purchase, exchange and redemption procedures of Driehaus International Growth Fund and Driehaus European Opportunity Fund with those of Driehaus International Discovery Fund and of Driehaus Asia Pacific Growth Fund with those of Driehaus Emerging Markets Growth Fund. It is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the enclosed prospectus.

THE REORGANIZATIONS

BACKGROUND. Pursuant to the Reorganization Agreement (the form of which is attached hereto as Exhibit A), the Selling Funds will each transfer all of their assets and liabilities to the Acquiring Funds solely in exchange for shares of the applicable Acquiring Fund. Each Selling Fund will distribute the shares that it receives to its shareholders and will then be terminated. The result of the Reorganizations is that shareholders of Driehaus International Growth Fund and Driehaus European Opportunity Fund will become shareholders of Driehaus International Discovery Fund and shareholders of Driehaus Asia Pacific Growth Fund will become shareholders of Driehaus Emerging Markets Growth Fund. No sales charges will be imposed in connection with a Reorganization.

The Board of Trustees of the Trust, including the Trustees who are not "interested persons" within the meaning of Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), considered the proposed Reorganizations at a meeting held on May 19, 2003. After a thorough review of all aspects of each Reorganization and for the reasons set forth below (see "Reasons for the Reorganizations"), the Board has concluded that the Reorganizations would be in the best interests of each Fund, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganizations. If a Reorganization is not approved by shareholders, the Selling Fund will continue in existence until other action is taken by the Board of Trustees. THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF EACH REORGANIZATION.

REASONS FOR THE REORGANIZATIONS. In reaching its decision, the Board considered the following factors to be of importance: (1) each Acquiring Fund has the identical investment objective and investment style, and substantially similar policies and limitations, as those of the corresponding Selling Fund; (2) the Adviser has agreed to pay the cost of the Reorganizations; (3) each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes; (4) each combined fund will have a larger asset base and lower overall expense ratio than the Selling Funds; (5) the Acquiring Funds have an equal or greater geographic investment range than the Selling Funds, which should provide them with an increased ability to respond to regional market fluctuations and other changing market conditions; and (6) the Reorganization would allow shareholders of each Selling Fund to continue their investment in a fund with identical investment objectives and investment styles and an increased potential for growth opportunities.

TAX CONSEQUENCES. Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, neither the Selling Funds nor their shareholders will recognize gain or loss in the transactions contemplated by the Reorganization. As a condition to the closing of each Reorganization, the Trust will receive an opinion from counsel to the Trust to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganizations has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

DISTRIBUTIONS. Before the Reorganizations, each Selling Fund expects to distribute ordinary income and capital gains, if any, to its shareholders.

THE TRUST

The Trust is an open-end management investment company, which offers redeemable shares in different series. The Trust is a Delaware statutory trust organized under an Agreement and Declaration of Trust dated May 31, 1996, as amended (the "Declaration of Trust"). The Trust may issue an unlimited number of shares in one or more series or classes as the Board of Trustees may authorize. In October 1996, Driehaus International Growth Fund succeeded to the assets of Driehaus International Large Cap Fund, L.P. Driehaus Asia Pacific Growth Fund and Driehaus Emerging Markets Growth Fund each commenced operations on December 31, 1997. Driehaus International Discovery Fund and Driehaus European Opportunity Fund each commenced operations on December 31, 1998.

INVESTMENT GOALS, STRATEGIES AND RESTRICTIONS

This section will help you compare the investment goals, strategies and restrictions of each Acquiring Fund with its corresponding Selling Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectus.

--------------------------------------------------------------------------------
  DRIEHAUS INTERNATIONAL DISCOVERY FUND -- DRIEHAUS INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

While these Funds have identical goals and investment styles, and similar strategies, there are some differences. Driehaus International Discovery Fund seeks to maximize capital appreciation. There are no restrictions on the capitalization of companies whose securities the Fund may buy, but Driehaus International Discovery Fund generally invests in the stocks of small to mid-size foreign companies with market capitalizations of less than $1.5 billion. Driehaus International Growth Fund also seeks to maximize capital appreciation, but seeks to do so by investing primarily in stocks of foreign companies with market capitalizations greater than $1.5 billion. Under normal market conditions, both Funds invest substantially all (no less than 65%) of their assets in at least three countries other than the United States. Neither Fund has specific limitations on the number of countries in which the Adviser can or must invest at a given time, nor do the Funds have specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time. Both Funds may invest substantial portions of their assets in emerging markets from time to time. The portfolio management teams for each Fund are the same.

Both Driehaus International Discovery Fund and Driehaus International Growth Fund use a growth style of investment by investing in stocks which the Adviser believes have some or all of the following characteristics:

     -  Dominant products or market niches
     -  Improved sales outlook or opportunities
     -  Demonstrated sales growth and earnings
     - Cost restructuring programs which are expected to positively affect company earnings
     - Increased order backlogs, new product introductions, or industry developments which are expected to positively affect company earnings

The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment for both Funds.

Although these Funds have identical goals and styles of investment and similar strategies, they differ somewhat in the type of securities that comprise their respective portfolios. Driehaus International Discovery Fund invests generally in equity securities of small and mid-size foreign companies with market capitalizations of less than $1.5 billion and may invest in companies with limited operating histories. Driehaus International Growth Fund generally invests in equity securities of foreign companies with market capitalizations of over $1.5 billion and will not invest in securities of issuers with market capitalizations of less than $200 million.

Driehaus International Discovery Fund and Driehaus International Growth Fund have similar investment restrictions and secondary investment strategies. Both Funds may invest up to 35% of their total assets in nonconvertible debt securities, up to 15% of net assets in repurchase agreements and any other illiquid investments, and each may lend up to 33 1/3% of its portfolio assets. Each Fund may also invest in derivative securities (including hedging), convertible securities and investment companies.

--------------------------------------------------------------------------------
  DRIEHAUS INTERNATIONAL DISCOVERY FUND -- DRIEHAUS EUROPEAN OPPORTUNITY FUND
--------------------------------------------------------------------------------

While these Funds have identical goals and investing styles, their strategies differ. Driehaus International Discovery Fund seeks to maximize capital appreciation. There are no restrictions on the capitalization of companies whose securities the Fund may buy, but Driehaus International Discovery Fund generally invests in the stocks of small to mid-size foreign companies with market capitalizations of less than $1.5 billion. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in at least three countries other than the United States. Driehaus European Opportunity Fund also seeks to maximize capital appreciation, but seeks to do so by investing in stocks of European companies. Under normal circumstances, the Fund invests substantially all (no less than 80%) of its net assets (plus the amount of any borrowings for investment purposes) in investments in Europe. Neither Fund has specific limitations on the number of countries in which the Adviser can or must invest at a given time, nor do the Funds have specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time. Both Funds may invest substantial portions of their assets in emerging markets from time to time. Both Funds may invest in companies with limited operating histories. The portfolio manager of Driehaus European Opportunity Fund also is a portfolio manager of Driehaus International Discovery Fund.

Both Driehaus International Discovery Fund and Driehaus European Opportunity Fund use a growth style of investment by investing in stocks which the Adviser believes have some or all of the following characteristics:

     -  Dominant products or market niches
     -  Improved sales outlook or opportunities
     -  Demonstrated sales growth and earnings
     - Cost restructuring programs which are expected to positively affect company earnings
     - Increased order backlogs, new product introductions, or industry developments which are expected to positively affect company earnings

The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment for both Funds.

Although these Funds have identical goals and styles of investment, they differ in the type of securities that comprise their respective portfolios. Driehaus International Discovery Fund invests generally in equity securities of small and mid-size foreign companies with market capitalizations of less than $1.5 billion, although there are no restrictions on the capitalization of companies whose securities the Fund may buy. Driehaus European Opportunity Fund generally invests in equity securities of European companies without specific market capitalization parameters.

Driehaus International Discovery Fund and Driehaus European Opportunity Fund have relatively similar investment restrictions and secondary investment strategies. Driehaus International Discovery Fund may invest up to 35% of its total assets in nonconvertible debt securities, whereas Driehaus European Opportunity Fund may only do so up to 20% of its assets. Both Funds may invest up to 15% of net assets in repurchase agreements and any other illiquid investments and each may lend up to 33 1/3% of its portfolio assets. Each Fund may also invest in derivative securities (including hedging), convertible securities and investment companies.

--------------------------------------------------------------------------------
   DRIEHAUS EMERGING MARKETS GROWTH FUND -- DRIEHAUS ASIA PACIFIC GROWTH FUND
--------------------------------------------------------------------------------

While these Funds have identical goals and investment styles, their strategies differ. Driehaus Emerging Markets Growth Fund seeks to maximize capital appreciation by investing in the stocks of companies in emerging markets around the world. Under normal conditions, the Fund invests substantially all (no less than 65%) of its assets in emerging market companies. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

Driehaus Asia Pacific Growth Fund also seeks to maximize capital appreciation, but seeks to do so by investing in stocks of Asia Pacific companies. Under normal market conditions, the Fund invests substantially all (no less than 80%) of its net assets (plus the amount of any borrowings for investment purposes) in investments in the Asia Pacific region. Currently, Asia Pacific countries include Australia, The People's Republic of China (including Hong Kong), India, Indonesia, Japan, South Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. The Fund invests a substantial portion of its assets in emerging markets from time to time. Neither Fund has specific limitations on the number of countries in which the Adviser can or must invest at a given time, nor do the Funds have specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time. Both Funds primarily invest in equity securities and may invest in companies with limited operating histories.

Both Driehaus Emerging Markets Growth Fund and Driehaus Asia Pacific Growth Fund use a growth style of investment by investing in stocks which the Adviser believes have some or all of the following characteristics:

     -  Dominant products or market niches
     -  Improved sales outlook or opportunities
     -  Demonstrated sales growth and earnings
     - Cost restructuring programs which are expected to positively affect company earnings
     - Increased order backlogs, new product introductions, or industry developments which are expected to positively affect company earnings

The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment for both Funds. With respect to Driehaus Asia Pacific Growth Fund, the Adviser also evaluates what trends are occurring in the U.S. and seeks to find companies in Asia that can capitalize on introducing these products in Asia.

Driehaus Emerging Markets Growth Fund and Driehaus Asia Pacific Growth Fund have relatively similar investment restrictions and secondary investment strategies. Driehaus Emerging Markets Growth Fund may invest up to 35% of its total assets in nonconvertible debt securities, whereas Driehaus Asia Pacific Growth Fund may only do so up to 20% of its assets. Both Funds may invest up to 15% of net assets in repurchase agreements and any other illiquid investments and each may lend up to 33 1/3% of its portfolio assets. Each Fund may also invest in derivative securities (including hedging), convertible securities and investment companies.

INVESTMENT RISKS

Although the goals and investment styles of the Funds are identical and the policies of the Acquiring Funds and the corresponding Selling Funds are generally similar, there are certain differences. Therefore, an investment in an Acquiring Fund may involve investment risks that are different in some respects from those of its corresponding Selling Fund. For a more complete discussion of the risks associated with the Funds, see the Funds' prospectus.

--------------------------------------------------------------------------------
  DRIEHAUS INTERNATIONAL DISCOVERY FUND -- DRIEHAUS INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

Because Driehaus International Discovery Fund's investment goal is identical to that of Driehaus International Growth Fund and both Funds invest in growth companies, an investment in Driehaus International Discovery Fund is subject to many of the same risks as an investment in Driehaus International Growth Fund. Both Funds are subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. In addition, both are international funds and, therefore, all the risks of foreign investment are present:

     -  Less liquidity
     -  Greater volatility
     -  Political instability
     -  Restrictions on foreign investment and repatriation of capital
     -  Less complete and reliable information about foreign companies
     -  Reduced government supervision of some foreign securities markets
     -  Lower responsiveness of foreign management to shareholder concerns
     - Foreign economic problems like the Asian and Emerging Markets crises of 1998
     - Fluctuation in exchange rates of foreign currencies and risks of devaluation
     - The uncertainty associated with the long-term acceptance of the "euro" and the monetary union
     - Emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments

Both Funds are non-diversified; compared to other funds, these Funds may invest a greater percentage of assets in a particular issuer or a small number of issuers. As a consequence, the Funds may be subject to greater risks and larger losses than diversified funds. Both Funds typically experience high rates of portfolio turnover from year to year. High portfolio turnover rates may result in above-average transaction costs and amounts of taxes on realized capital gains.

Although both Funds may invest in emerging markets from time to time, Driehaus International Discovery Fund invests in companies that are smaller, less established, with less liquid markets for their stock and therefore may be riskier compared to the investments in larger-capitalized companies of Driehaus International Growth Fund.

Both Funds may take temporary defensive positions in cash, cash-equivalents, money market securities and similar instruments. To the extent a Fund takes such a position, it may not achieve its investment goal and following a defensive strategy could reduce the benefit from any market upswings.

--------------------------------------------------------------------------------
  DRIEHAUS INTERNATIONAL DISCOVERY FUND -- DRIEHAUS EUROPEAN OPPORTUNITY FUND
--------------------------------------------------------------------------------

Because Driehaus International Discovery Fund's investment goal is identical to that of Driehaus European Opportunity Fund and both Funds invest in growth companies, an investment in Driehaus International Discovery Fund is subject to many of the same risks as an investment in Driehaus European Opportunity Fund. Both Funds are subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. In addition, both are international funds and, therefore, all the risks of foreign investment are present:

     -  Less liquidity
     -  Greater volatility
     -  Political instability
     -  Restrictions on foreign investment and repatriation of capital
     -  Less complete and reliable information about foreign companies
     -  Reduced government supervision of some foreign securities markets
     -  Lower responsiveness of foreign management to shareholder concerns
     - Foreign economic problems like the Asian and Emerging Markets crises of 1998
     - Fluctuation in exchange rates of foreign currencies and risks of devaluation
     - The uncertainty associated with the long-term acceptance of the "euro" and the monetary union
     - Emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments

Both Funds are non-diversified; compared to other funds, these Funds may invest a greater percentage of assets in a particular issuer or a small number of issuers As a consequence, the Funds may be subject to greater risks and larger losses than diversified funds. Both Funds typically experience high rates of portfolio turnover from year to year. High portfolio turnover rates may result in above-average transaction costs and amounts of taxes on realized capital gains.

Neither Fund has any restrictions on the capitalization of issuers in which it may invest, although Driehaus International Discovery Fund generally invests in companies that are smaller and less established, with less liquid markets for their stock. Both Funds may invest in securities of issuers with limited operating histories. In addition, both Funds may invest a substantial portion of their assets in emerging markets from time to time. Driehaus European Opportunity Fund invests at least 80% of its assets in European equities, and because Driehaus International Discovery Fund has a broader scope of investment in terms of country exposure, it may be less affected by economic events occurring specifically in Europe than is Driehaus European Opportunity Fund.

Both Funds may take temporary defensive positions in cash, cash-equivalents, money market securities and similar instruments. To the extent a Fund takes such a position, it may not achieve its investment goal and following a defensive strategy could reduce the benefit from any market upswings.

--------------------------------------------------------------------------------
   DRIEHAUS EMERGING MARKETS GROWTH FUND -- DRIEHAUS ASIA PACIFIC GROWTH FUND
--------------------------------------------------------------------------------

Because Driehaus Emerging Markets Growth Fund's investment goal is identical to that of Driehaus Asia Pacific Growth Fund and both Funds invest in growth companies, an investment in Driehaus Emerging Markets Growth Fund is subject to many of the same risks as an investment in Driehaus Asia Pacific Growth Fund. Both Funds are subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. In addition, both are international funds and, therefore, all the risks of foreign investment are present:

     -  Less liquidity
     -  Greater volatility
     -  Political instability
     -  Restrictions on foreign investment and repatriation of capital
     -  Less complete and reliable information about foreign companies
     -  Reduced government supervision of some foreign securities markets
     -  Lower responsiveness of foreign management to shareholder concerns
     - Foreign economic problems like the Asian and Emerging Markets crises of 1998
     - Fluctuation in exchange rates of foreign currencies and risks of devaluation
     - The uncertainty associated with the long-term acceptance of the "euro" and the monetary union
     - Emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments

Both Funds are non-diversified; compared to other funds, these Funds may invest a greater percentage of assets in a particular issuer or a small number of issuers. As a consequence, the Funds may be subject to greater risks and larger losses than diversified funds. Both Funds typically experience high rates of portfolio turnover from year to year. High portfolio turnover rates may result in above-average transaction costs and amounts of taxes on realized capital gains.

Although Driehaus Asia Pacific Growth Fund will have a substantial portion of its assets invested in emerging markets from time to time, Driehaus Emerging Markets Growth Fund primarily invests in companies that are smaller, less established, with less liquid markets for their stock and therefore may be riskier compared to the investments of Driehaus Asia Pacific Growth Fund. Driehaus Asia Pacific Growth Fund invests at least 80% of its assets in the Asia Pacific region, and because Driehaus Emerging Markets Growth Fund has a broader scope of investment in terms of country exposure, it may be less affected by economic events occurring specifically in the Asia Pacific region than is Driehaus Asia Pacific Growth Fund.

Both Funds may take temporary defensive positions in cash, cash-equivalents, money market securities and similar instruments. To the extent a Fund takes such a position, it may not achieve its investment goal and following a defensive strategy could reduce the benefit from any market upswings.

FEES AND EXPENSES

The following comparative fee tables show the fees for each Acquiring Fund and its corresponding Selling Fund as of December 31, 2002. As indicated below, the total expenses of each Acquiring Fund following the Reorganizations will be less than the total expense ratio of its corresponding Selling Fund. The management fee (currently and following the Reorganizations) of each Selling Fund is the same as that of its corresponding Acquiring Fund. The pro forma tables show each Acquiring Fund's fees assuming that each Reorganization is approved separately for each Selling Fund.

--------------------------------------------------------------------------------
  DRIEHAUS INTERNATIONAL DISCOVERY FUND -- DRIEHAUS INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

SHAREHOLDER FEES AND ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS). Because all Driehaus Mutual Funds are no-load investments, neither Driehaus International Growth Fund nor Driehaus International Discovery Fund charge any shareholder fees (such as sales loads) when you buy or sell shares of the Funds unless you sell your shares within 60 days after purchase. In that case, the Funds' redemption fee of 2.00% of the amount redeemed may apply.

Both Funds charge a $25.00 fee for payments of redemption proceeds by wire (which may be waived for certain financial institutions; however, some financial institutions may charge an account-based service fee).

This table describes the fees and expenses that you pay if you buy and hold Fund shares.

                                                                                PRO FORMA --
                                                 DRIEHAUS        DRIEHAUS         DRIEHAUS
                                              INTERNATIONAL    INTERNATIONAL   INTERNATIONAL
                                              DISCOVERY FUND    GROWTH FUND    DISCOVERY FUND
                                              --------------   -------------   --------------
SHAREHOLDER FEES
  (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases...       None             None            None
Maximum Deferred Sales Charge...............       None             None            None
Maximum Sales Charge Imposed on Reinvested
  Dividends.................................       None             None            None
Redemption Fee* (as a % of amount
  redeemed).................................       2.00%            2.00%           2.00%
Exchange Fee................................       None             None            None
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund
     assets)
Management Fee..............................       1.50%            1.50%           1.50%
Other Expenses..............................        .76%             .48%            .47%
                                                   ----             ----            ----
Total Annual Fund Operating Expenses........       2.26%**+         1.98%+          1.97%+
                                                   ====             ====            ====

---------------
 * For shares redeemed within 60 days of purchase.

** The Fund will be reimbursed through June 30, 2003 for total expenses (reduced by amounts from commission recapture programs that are applied to pay Fund expenses) exceeding a 2.40% expense cap. The Adviser has not agreed to continue the expense cap beyond June 30, 2003.

 + The Funds participate in a commission recapture program by directing certain portfolio trades to brokers who have agreed to rebate, to a Fund, a portion of the commissions generated. For the year ended December 31, 2002, these rebates were used to pay certain Fund expenses, which, together with the expense cap applicable to Driehaus International Discovery Fund, ultimately reduced Driehaus International Discovery Fund's, Driehaus International Growth Fund's and Driehaus International Discovery Fund's (pro forma) "Total Annual Fund Operating Expenses" to 1.86% , 1.65% and 1.62%, respectively.

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                    ------   -------   -------   --------
Driehaus International Discovery Fund.................   $232     $714     $1,222     $2,617
Driehaus International Growth Fund....................   $203     $627     $1,077     $2,323
Pro Forma -- Driehaus International Discovery Fund....   $202     $624     $1,072     $2,313

--------------------------------------------------------------------------------
  DRIEHAUS INTERNATIONAL DISCOVERY FUND -- DRIEHAUS EUROPEAN OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHAREHOLDER FEES AND ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS). Because all Driehaus Mutual Funds are no-load investments, neither Driehaus European Opportunity Fund nor Driehaus International Discovery Fund charge any shareholder fees (such as sales loads) when you buy or sell shares of the Funds unless you sell your shares within 60 days after purchase. In that case, the Funds' redemption fee of 2.00% of the amount redeemed may apply.

Both Funds charge a $25.00 fee for payments of redemption proceeds by wire (which may be waived for certain financial institutions; however, some financial institutions may charge an account-based service fee).

This table describes the fees and expenses that you pay if you buy and hold Fund shares.

                                                                               PRO FORMA --
                                             DRIEHAUS          DRIEHAUS          DRIEHAUS
                                          INTERNATIONAL        EUROPEAN       INTERNATIONAL
                                          DISCOVERY FUND   OPPORTUNITY FUND   DISCOVERY FUND
                                          --------------   ----------------   --------------
SHAREHOLDER FEES
  (fees paid directly from your
     investment)
Maximum Sales Charge Imposed on
  Purchases.............................       None              None              None
Maximum Deferred Sales Charge...........       None              None              None
Maximum Sales Charge Imposed on
  Reinvested Dividends..................       None              None              None
Redemption Fee* (as a % of amount
  redeemed).............................       2.00%             2.00%             2.00%
Exchange Fee............................       None              None              None
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund
     assets)
Management Fee..........................       1.50%             1.50%             1.50%
Other Expenses..........................        .76%             1.81%              .72%
                                               ----              ----              ----
Total Annual Fund Operating Expenses....       2.26%**+          3.31%**+          2.22%+
                                               ====              ====              ====

---------------
  * For shares redeemed within 60 days of purchase.

** The Funds will be reimbursed through June 30, 2003 for total expenses (reduced by amounts from commission recapture programs that are applied to pay Fund expenses) exceeding a 2.40% expense cap for Driehaus International Discovery Fund and 2.10% for Driehaus European Opportunity Fund. The Adviser has not agreed to continue the expense caps beyond June 30, 2003.

 + The Funds participate in a commission recapture program by directing certain portfolio trades to brokers who have agreed to rebate, to a Fund, a portion of the commissions generated. For the year ended December 31, 2002, these rebates were used to pay certain Fund expenses, which, together with the expense caps, ultimately reduced Driehaus International Discovery Fund's, Driehaus European Opportunity Fund's and Driehaus International Discovery Fund's (pro forma) "Total Annual Fund Operating Expenses" to 1.86%, 1.83% and 1.84%, respectively.

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                    ------   -------   -------   --------
Driehaus International Discovery Fund.................   $232    $  714    $1,222     $2,617
Driehaus European Opportunity Fund....................   $339    $1,034    $1,752     $3,649
Pro Forma -- Driehaus International Discovery Fund....   $228    $  701    $1,201     $2,576

--------------------------------------------------------------------------------
   DRIEHAUS EMERGING MARKETS GROWTH FUND -- DRIEHAUS ASIA PACIFIC GROWTH FUND
--------------------------------------------------------------------------------

SHAREHOLDER FEES AND ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS). Because all Driehaus Mutual Funds are no-load investments, neither Driehaus Emerging Markets Growth Fund nor Driehaus Asia Pacific Growth Fund charge any shareholder fees (such as sales loads) when you buy or sell shares of the Funds unless you sell your shares within 60 days after purchase. In that case, the Funds' redemption fee of 2.00% of the amount redeemed may apply.

Both Funds charge a $25.00 fee for payments of redemption proceeds by wire (which may be waived for certain financial institutions; however, some financial institutions may charge an account-based service fee).

This table describes the fees and expenses that you pay if you buy and hold Fund shares.

                                                                               PRO FORMA --
                                            DRIEHAUS           DRIEHAUS          DRIEHAUS
                                        EMERGING MARKETS     ASIA PACIFIC    EMERGING MARKETS
                                           GROWTH FUND       GROWTH FUND        GROWTH FUND
                                        ----------------     ------------    ----------------
SHAREHOLDER FEES
  (fees paid directly from your
     investment)
Maximum Sales Charge Imposed on
  Purchases...........................        None               None              None
Maximum Deferred Sales Charge.........        None               None              None
Maximum Sales Charge Imposed on
  Reinvested Dividends................        None               None              None
Redemption Fee* (as a % of amount
  redeemed)...........................        2.00%              2.00%             2.00%
Exchange Fee..........................        None               None              None
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from
     Fund assets)
Management Fee........................        1.50%              1.50%             1.50%
Other Expenses........................        1.31%              1.55%             0.96%
                                              ----               ----              ----
Total Annual Fund Operating
  Expenses............................        2.81%**+           3.05%**+          2.46%+
                                              ====               ====              ====

---------------
  * For shares redeemed within 60 days of purchase.

** The Funds will be reimbursed through June 30, 2003, for total expenses (reduced by amounts from commission recapture programs that are applied to pay Fund expenses) exceeding a 2.50% expense cap. The Adviser has not agreed to extend the expense caps beyond June 30, 2003.

 + The Funds participate in a commission recapture program directing certain portfolio trades to brokers who have agreed to rebate, to a Fund, a portion of the commissions generated. For the year ended December 31, 2002, these rebates were used to pay certain Fund expenses, which ultimately, together with the expense caps, reduced Driehaus Emerging Markets Growth Fund's, Driehaus Asia Pacific Growth Fund's and Driehaus Emerging Markets Growth Fund's (pro forma) "Total Annual Fund Operating Expenses" to 2.16%, 2.10% and 2.07%, respectively.

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                    ------   -------   -------   --------
Driehaus Emerging Markets Growth Fund.................   $288     $883     $1,502     $3,171
Driehaus Asia Pacific Growth Fund.....................   $313     $956     $1,623     $3,403
Pro Forma -- Driehaus Emerging Markets Growth Fund....   $252     $775     $1,325     $2,822

INVESTMENT ADVISER

Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, Illinois 60611, is the investment adviser to the Selling Funds and the Acquiring Funds. DCM is registered as an investment adviser under the Investment Advisers Act of 1940. DCM was organized in 1982 and as of March 31, 2003, managed approximately $1.7 billion in assets. DCM is responsible for providing investment advisory and management services to the Funds, subject to the direction of the Board of Trustees.

PORTFOLIO MANAGERS

DRIEHAUS INTERNATIONAL DISCOVERY FUND. Effective February 1, 2003, Driehaus International Discovery Fund is managed by a team comprised of Emery R. Brewer (senior portfolio manager), Ivo St. Kovachev and Eric J. Ritter (portfolio managers).

Mr. Brewer was born in 1963 and received his B.S. in economics from the University of Utah in 1986. From 1987 to 1988, he worked as a securities broker at Wilson Davis & Co., focusing primarily on Nasdaq-listed companies. From 1989 to 1990, he worked for Dean Witter Reynolds as a broker, focusing primarily on equity and fixed-income investments. After earning his M.B.A. from the University of Rochester in 1992, he worked as an adviser to the capital markets group of Investicini Banka (the third largest bank in, and the former investment bank of, the Czech Republic), focusing primarily on valuation and analysis of Czech companies. Mr. Brewer became a consultant to the Adviser in 1993 prior to joining the Adviser as an international securities analyst in November 1994. Mr. Brewer has been a portfolio manager of Driehaus International Discovery Fund since its inception in 1998.

Mr. Kovachev was born in 1959 and is a graduate of the University of Sussex in Brighton, U.K., where he received his M.S.C. in technology and innovation management in 1991. Since 1994, Mr. Kovachev has provided management and research services for an affiliate of the adviser. Prior thereto, Mr. Kovachev was a member of the Foreign Investment Commission of the Bulgarian Government and head of the "Foreign Investment & Marketing" department of the Bulgarian National Privatization Agency. Mr. Kovachev has been a portfolio manager of Driehaus International Discovery Fund since February 2003.

Mr. Ritter was born in 1963 and received his B.A. in economics from the State University of New York at Oswego in 1984. He earned a master's degree in international relations from Columbia University in 1987. Thereafter, Mr. Ritter worked as a consultant in Hong Kong in 1987-88, consulting primarily with Fortune 500 companies on investment and market strategy for Asia. From late 1988 to 1990, he worked for Baring Securities as an equity analyst conducting research on listed companies in Singapore and Malaysia. Mr. Ritter then moved to the United States to work in equity research and sales, covering the Southeast Asia markets, for Crosby Securities and W.I. Carr, both registered broker-dealers, prior to joining the Adviser in June 1996. Mr. Ritter has been a portfolio manager of Driehaus International Discovery Fund since July 2000.

DRIEHAUS INTERNATIONAL GROWTH FUND. Effective February 1, 2003, Driehaus International Growth Fund is managed by a team comprised of Emery R. Brewer, Ivo St. Kovachev and Eric J. Ritter. Their background is described above under "Driehaus International Discovery Fund."

DRIEHAUS EUROPEAN OPPORTUNITY FUND. Ivo St. Kovachev has managed Driehaus European Opportunity Fund since April 2001. Mr. Kovachev has responsibility for making all investment decisions on behalf of the Fund. Mr. Kovachev's background is described above under "Driehaus International Discovery Fund."

DRIEHAUS EMERGING MARKETS GROWTH FUND. Emery R. Brewer is the portfolio manager of Driehaus Emerging Markets Growth Fund, which he has managed since its inception in 1997. Mr. Brewer has responsibility for making all investment decisions on behalf of the Fund. Mr. Brewer's background is described above under "Driehaus International Discovery Fund."

DRIEHAUS ASIA PACIFIC GROWTH FUND. Eric J. Ritter has managed Driehaus Asia Pacific Growth Fund since its inception. Mr. Ritter, an Asia Pacific analyst with the Adviser, has responsibility for making all investment decisions on behalf of the Fund. Mr. Ritter's background is described above under "Driehaus International Discovery Fund."

INVESTMENT ADVISORY FEES

Each Fund pays DCM an annual investment management fee on a monthly basis. The following table compares management fees paid to the Adviser for each Acquiring Fund and Selling Fund. The fees listed are as of December 31, 2002 and are shown as a percentage of average net assets.

           ACQUIRING FUNDS               FEE                SELLING FUNDS                 FEE
----------------------------------------------------------------------------------------------
Driehaus International Discovery
  Fund................................  1.50%   Driehaus International Growth Fund....   1.50%
Driehaus International Discovery
  Fund................................  1.50%   Driehaus European Opportunity Fund....   1.50%
Driehaus Emerging Markets Growth
  Fund................................  1.50%   Driehaus Asia Pacific Growth Fund.....   1.50%

PERFORMANCE

The following tables show the Funds' average annual total returns over different periods and show how the Funds' performance compares with relevant broad-based market indices and an index of funds with investment objectives and policies similar to those of the Funds. The performance of the Funds and the indices vary over time, and past performance (before and after taxes) is not necessarily indicative of future results. The Funds' figures assume reinvestment of dividends and distributions. During certain periods, fee waivers and/or expense reimbursements were in effect; otherwise, the Funds' returns would have been lower.

The tables show returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). For a bar chart showing the Funds' respective annual total returns for each of the last 10 calendar years or for the life of a Fund if less than 10 years, please see the accompanying prospectus.

--------------------------------------------------------------------------------
  DRIEHAUS INTERNATIONAL DISCOVERY FUND -- DRIEHAUS INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2003

                                                                        INCLUDING PREDECESSOR
                                              FUND ONLY                      PARTNERSHIP
                                   --------------------------------   --------------------------
                                                          SINCE
FUND                               1 YEAR    5 YEARS   INCEPTION(1)   10 YEARS(2)      SINCE
----                               ------    -------   ------------   -----------      EPTIO
Driehaus International Discovery
  Fund
  Return Before Taxes............  -23.49%       N/A      18.31%           N/A            N/A
  Return After Taxes on
     Distributions...............  -23.49%       N/A      16.82%           N/A            N/A
  Return After Taxes on
     Distributions and Sale of
     Fund Shares.................  -14.42%       N/A      14.74%           N/A            N/A
Driehaus International Growth
  Fund
  Return Before Taxes............  -26.97%    -9.48%      -1.91%         5.18%          6.53%
  Return After Taxes on
     Distributions...............  -26.97%   -12.12%      -4.77%           N/A(3)         N/A(3)
  Return After Taxes on
     Distributions and Sale of
     Fund Shares.................  -16.56%    -7.11%      -1.63%           N/A(3)         N/A(3)
MSCI EAFE(R) Growth Index*
  (reflects no deduction for
  fees,                                                  -4.99%,
  expenses or taxes).............  -22.35%    -9.23%     -12.41%(4)     -0.19%         -0.53%
MSCI AC World Free Ex US Index**
  (reflects no deduction for
  fees,                                                  -2.52%,
  expenses or taxes).............  -22.18%    -6.55%      -7.81%(4)      2.26%          1.70%
Lipper International Fund
  Index*** (reflects no deduction
  for taxes).....................  -23.30%    -6.07%      -0.78%(5)      3.73%          2.95%
Lipper International Small Cap
  Fund Index****
  (reflects no deductions for
  taxes).........................  -15.47%       N/A       0.17%(6)        N/A            N/A

---------------
  (1) Driehaus International Discovery Fund's inception was December 31, 1998. Driehaus International Growth Fund's inception was October 28, 1996.

  (2) Driehaus International Growth Fund performance data shown above includes the performance of Driehaus International Large Cap Fund, L.P. (the "Partnership"), the Fund's predecessor, for the periods before the Fund's registration statement became effective. The Partnership, which was established on July 1, 1990, was managed following substantially the same objective, policies and philosophies as are currently followed by the Fund, successor to the Partnership's assets on October 28, 1996. The Partnership was not registered under the 1940 Act and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Partnership's performance has been restated to reflect estimated expenses of the Fund.

  (3) After-tax performance returns are not included for the periods that include the predecessor Partnership. The Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings or profits. If taxes paid on applicable gains or income were taken into account, the 10-year and inception after-tax returns may have been substantially lower than the pre-tax returns.

  (4) Covers period from November 1, 1996 through March 31, 2003 and period from January 1, 1999 through March 31, 2003, respectively.

  (5) Covers period from November 1, 1996 through March 31, 2003.

  (6) Covers period from January 1, 1999 through March 31, 2003.

   * The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (MSCI EAFE(R) Growth Index) is a widely recognized benchmark of non-U.S. growth stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 21 European and Pacific Basin countries, and is a benchmark for Driehaus International Discovery Fund and Driehaus International Growth Fund. Source: Morgan Stanley Capital International Inc.

  ** The Morgan Stanley Capital International All Country World Free Ex US Index (MSCI AC World Free Ex US Index) is a recognized benchmark of non-U.S. stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 48 countries. The MSCI AC World Free Ex US Index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. The index is a benchmark for Driehaus International Discovery Fund and Driehaus International Growth Fund. Source: Morgan Stanley Capital International Inc.

 *** The Lipper International Fund Index is an equally-weighted managed index of the largest qualifying international funds that invest in securities with primary trading markets outside of the United States and is a benchmark for Driehaus International Growth Fund. Source: Lipper Analytical Services.

**** The Lipper International Small Cap Fund Index is an equally-weighted managed index of the largest qualifying funds that invest at least 65% of assets in equity securities of non-United States companies with a market capitalization of less than $1 billion at time of purchase and is a benchmark for Driehaus International Discovery Fund. Source: Lipper Analytical Services.

--------------------------------------------------------------------------------
  DRIEHAUS INTERNATIONAL DISCOVERY FUND -- DRIEHAUS EUROPEAN OPPORTUNITY FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2003

                                                                           SINCE
FUND                                                          1 YEAR    INCEPTION(1)
Driehaus International Discovery Fund
  Return Before Taxes.......................................  -23.49%      18.31%
  Return After Taxes on Distributions.......................  -23.49%      16.82%
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................  -14.42%      14.74%
Driehaus European Opportunity Fund
  Return Before Taxes.......................................   -9.08%      16.44%
  Return After Taxes on Distributions.......................   -9.08%      16.25%
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................   -5.57%      13.65%
MSCI EAFE(R) Growth Index*
  (reflects no deduction for fees, expenses or taxes).......  -22.35%     -12.41%
MSCI AC World Free Ex US Index**
  (reflects no deduction for fees, expenses or taxes).......  -22.18%      -7.81%
Lipper International Small Cap Fund Index***
  (reflects no deduction for taxes).........................  -15.47%       0.17%
MSCI Europe Index****
  (reflects no deductions for fees, expenses or taxes)......  -25.82%     -10.30%
Lipper European Region Fund Index*****
  (reflects no deductions for taxes)........................  -25.32%      -7.42%

---------------
   (1) The inception date for Driehaus International Discovery Fund and Driehaus European Opportunity Fund was December 31, 1998.

    * The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (MSCI EAFE(R) Growth Index) is a widely recognized benchmark of non-U.S. growth stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 21 European and Pacific Basin countries. The index is a benchmark for Driehaus International Discovery Fund. Source: Morgan Stanley Capital International Inc.

   ** The Morgan Stanley Capital International All Country World Free Ex US Index (MSCI AC World Free Ex US Index) is a recognized benchmark of non-U.S. stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 48 countries. The MSCI AC World Free Ex US Index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. The index is a benchmark for Driehaus International Discovery Fund. Source: Morgan Stanley Capital International Inc.

  *** The Lipper International Small Cap Fund Index is an equally-weighted managed index of the largest qualifying funds that invest at least 65% of assets in equity securities of non-United States companies with a market capitalization of less than $1 billion at time of purchase and is a benchmark for Driehaus International Discovery Fund. Source: Lipper Analytical Services.

 **** The Morgan Stanley Capital International Europe Index (MSCI Europe Index) is a recognized benchmark of European stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 16 European countries. It is a benchmark for Driehaus European Opportunity Fund. Source:
Strategic Financial Solutions, L.L.C.

***** The Lipper European Region Fund Index is an equally-weighted managed index of the largest qualifying funds that invest in equity securities with primary trading markets or operations concentrated in the European region or a single country within this region. The index is a benchmark for Driehaus European Opportunity Fund. Source: Lipper Analytical Services.

--------------------------------------------------------------------------------
   DRIEHAUS EMERGING MARKETS GROWTH FUND -- DRIEHAUS ASIA PACIFIC GROWTH FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2003

                                                                                     SINCE
                            FUND                              1 YEAR    5 YEARS   INCEPTION(1)
                            ----                              ------    -------   ------------
Driehaus Emerging Markets Growth Fund
  Return Before Taxes.......................................  -23.05%    3.51%        4.40%
  Return After Taxes on Distributions.......................  -23.05%    3.03%        3.94%
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................  -14.15%    2.65%        3.40%
Driehaus Asia Pacific Growth Fund
  Return Before Taxes.......................................  -27.98%   11.09%       10.43%
  Return After Taxes on Distributions.......................  -27.98%    7.40%        7.44%
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................  -17.18%    8.01%        7.97%
MSCI Emerging Markets Free Index*
  (reflects no deduction for taxes, expenses or fees).......  -20.58%   -6.85%       -5.46%
Lipper Emerging Markets Fund Index**
  (reflects no deduction for taxes).........................  -20.07%   -6.82%       -5.62%
MSCI All Country Asia Pacific Free Index***
  (reflects no deduction for taxes, expenses or fees).......  -17.71%   -5.29%       -4.32%
Lipper Pacific Region Fund Index****
  (reflects no deduction for taxes).........................  -18.83%   -4.95%       -4.21%

---------------
  (1) The inception date for Driehaus Emerging Markets Growth Fund and Driehaus Asia Pacific Growth Fund was December 31, 1997.

   * The Morgan Stanley Capital International Emerging Markets Free Index (MSCI Emerging Markets Free Index) is a recognized benchmark of emerging markets stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 26 emerging markets countries. The index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. The index is a benchmark for Driehaus Emerging Markets Growth Fund. Source: Morgan Stanley Capital International Inc.

  ** The Lipper Emerging Markets Fund Index is an equally-weighted managed index of the largest qualifying funds. Funds in this index seek long-term capital appreciation by investing at least 65% of their total assets in emerging market equity securities, where "emerging markets" is defined by a country's per capita GNP or other economic measure. The index is a benchmark for Driehaus Emerging Markets Growth Fund. Source: Lipper Analytical Services.

 *** The Morgan Stanley Capital International All Country Asia Pacific Free Index (MSCI All Country Asia Pacific Free Index) is a recognized benchmark of Asian and Pacific Basin stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 14 Asian and Pacific Basin countries. The index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. The index is a benchmark for Driehaus Asia Pacific Growth Fund. Source: Morgan Stanley Capital International Inc.

**** The Lipper Pacific Region Fund Index is an equally-weighted managed index of the largest qualifying funds that invest in securities with primary trading markets concentrated in the Western Pacific Basin or a single country within this region. The index is a benchmark for Driehaus Asia Pacific Growth Fund.
Source: Lipper Analytical Services.

THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

PURCHASE PROCEDURES. Shares of each Fund may be purchased directly from Driehaus Mutual Funds by mail, telephone or wire. Shares may also be purchased through investment dealers or other financial institutions.

The minimum initial purchase requirement for all Funds except Driehaus International Growth Fund is $10,000 for regular accounts and $2,000 for IRAs. The minimum subsequent purchase requirement is $2,000 for regular accounts and $500 for IRA accounts.

The minimum initial purchase requirement for Driehaus International Growth Fund is $100,000 for regular accounts and $20,000 for IRAs. The minimum subsequent purchase requirement is $20,000 for regular accounts and $20,000 for IRAs.

Fund shares may be purchased on any business day at a price per share equal to the NAV next determined after the Funds or certain authorized financial institutions receive a purchase order. The NAV of each Fund is calculated once each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 3:00 p.m. Central time). The NAV per share is calculated by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund.

EXCHANGE PRIVILEGES. Shareholders may exchange shares of one Fund for shares of any other Fund. Exchanges may be made by mail, telephone or wire on any business day. Procedures applicable to the purchase and redemption of a Fund's shares are also applicable to exchanging shares. The exchange price is the NAV next determined after the Fund or an authorized financial institution receives the exchange request. Exchanges to open new accounts must meet the minimum initial purchase requirements. The Funds may reject, limit, terminate or otherwise modify the exchange privilege upon sixty (60) days' written notice to shareholders.

REDEMPTION PROCEDURES. Shareholders may redeem shares on any business day by mail, telephone or wire. The redemption price will be the NAV next determined after the Funds or an authorized financial institution receives the redemption request. If a shareholder's account balance drops below $5,000 due to redemptions ($50,000 for Driehaus International Growth Fund), the Funds or an authorized financial institution may redeem the shareholder's remaining shares and close the account. However, the shareholder will always be given at least 30 days' notice to give him time to add to his account and avoid an involuntary redemption or transfer, as the case may be.

If a shareholder's address of record has changed within the last 30 days, a redemption request exceeds $100,000, a shareholder requests that proceeds be sent to an address or an account that is different from the address or account of record, a redemption amount is to be wired to a bank other than one previously authorized or wire transfer instructions have been changed within 30 days of the request, then the Funds or an authorized financial institution will require a signature guarantee from an eligible guarantor (a notarized signature is not sufficient).

REDEMPTIONS IN KIND. The Funds or an authorized financial institution have elected to pay redemption proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Because larger redemptions may be detrimental to existing shareholders, the Funds reserve the right to make higher payments in the form of certain marketable securities (a redemption in kind).

A redemption in kind will consist of securities equal in value to a shareholder's shares. In the event that a redemption in kind were made, shareholders would probably have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any gain from the sale.

DIVIDEND POLICIES. The Funds generally declare and pay dividends annually and distribute capital gains, if any, at least annually in December. Shareholders will receive dividends and distributions in the form of additional shares unless they have elected to receive payment in cash.

                  INFORMATION RELATING TO THE REORGANIZATIONS

DESCRIPTION OF THE REORGANIZATIONS. The following summary is qualified in its entirety by reference to the Reorganization Agreement, the form of which is found in Exhibit A. The Reorganization Agreement provides for the Reorganizations to occur on or about September 29, 2003.

The Reorganization Agreement provides that all of the assets and liabilities of each Selling Fund will be transferred to the corresponding Acquiring Fund at 8:00 a.m. Central time on the Closing Date of the Reorganization. In exchange for the transfer of these assets and liabilities, Driehaus International Discovery Fund will simultaneously issue at the Effective Time of the Reorganization a number of full and fractional shares to Driehaus International Growth Fund and Driehaus European Opportunity Fund, equal in value to the aggregate net asset value of Driehaus International Growth Fund and Driehaus European Opportunity Fund, respectively, calculated based on the value of each Selling Fund's assets as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date of the Reorganization.

In exchange for the transfer of the assets and liabilities of Driehaus Asia Pacific Growth Fund, Driehaus Emerging Markets Growth Fund will simultaneously issue at the Effective Time of the Reorganization a number of full and fractional shares to Driehaus Asia Pacific Growth Fund, equal in value to the aggregate net asset value of Driehaus

Asia Pacific Growth Fund, calculated based on the value of the Selling Fund's assets as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date of the Reorganization.

Following the transfer of assets and liabilities in exchange for Acquiring Fund shares, each Selling Fund will distribute all the shares of the corresponding Acquiring Fund pro rata to its shareholders of record in complete liquidation. Shareholders of each Selling Fund owning shares at the Effective Time of the Reorganizations will receive a number of shares of the corresponding Acquiring Fund with the same aggregate value as the shareholder had in the Selling Fund immediately before the Reorganizations. Such distribution will be accomplished by the establishment of accounts in the names of the Selling Fund's shareholders on the share records of the Acquiring Fund's transfer agent. Each account will receive the respective pro rata number of full and fractional shares of the Acquiring Fund due to the shareholders of the corresponding Selling Fund. Each Selling Fund then will be terminated. The Funds do not issue share certificates to shareholders. Shares of the Acquiring Funds to be issued will have no preemptive or conversion rights.

The Reorganization Agreement contains customary representations, warranties and conditions. The Reorganization Agreement provides that the consummation of the Reorganization with respect to a Selling Fund and its corresponding Acquiring Fund is conditioned upon, among other things: (i) approval of the Reorganization by the Selling Fund's shareholders; and (ii) the receipt by the Trust of a tax opinion to the effect that the Reorganization will be tax-free to the Funds and their shareholders. A Reorganization Agreement may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board of Trustees of the Trust determines that the Reorganization is not in the best interests of the shareholders of the Funds.

COSTS OF REORGANIZATIONS. The Adviser has agreed to pay the expenses incurred in connection with the Reorganizations. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) other related administrative or operational costs.

                              FEDERAL INCOME TAXES

Each combination of a Selling Fund and its corresponding Acquiring Fund in a Reorganization is intended to qualify for U.S. federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the Selling Funds nor their shareholders will recognize gain or loss as a result of the Reorganization; the tax basis of the Acquiring Fund shares received by shareholders will be the same as the basis of the Selling Fund shares exchanged therefor; and the holding period of the Acquiring Fund shares received will include the holding period of the Selling Fund shares exchanged therefor, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to the Trust to that effect. Shares held for the purpose of investment are generally considered to be capital assets. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

As of December 31, 2002, Driehaus International Growth Fund had $151,372,420 of unutilized capital loss carryforwards, Driehaus European Opportunity Fund had $15,267,304 of unutilized capital loss carryforwards and Driehaus Asia Pacific Growth Fund had $6,566,092 of unutilized capital loss carryforwards. As of December 31, 2002, Driehaus International Discovery Fund had $27,007,328 of unutilized capital loss carryforwards and Driehaus Emerging Markets Growth Fund had $11,118,737 of unutilized capital loss carryforwards. These capital loss carryforwards expire between 2008 and 2010. After and as a result of the Reorganizations, the capital loss carryforwards may be subject to limitations under applicable tax laws on the rate at which they may be used to offset future net capital gains of the relevant Acquiring Fund. As a result, some of the capital loss carryforwards may expire unutilized. The Board took this into account in concluding that the proposed Reorganizations would be in the best interests of each Fund.

THE SALE OF SECURITIES BY THE SELLING FUNDS BEFORE THE REORGANIZATIONS, WHETHER IN THE ORDINARY COURSE OF BUSINESS OR IN ANTICIPATION OF THE REORGANIZATIONS, COULD RESULT IN A TAXABLE CAPITAL GAINS DISTRIBUTION

BEFORE THE REORGANIZATIONS. THE PRECEDING IS ONLY A GENERAL SUMMARY OF CERTAIN U.S. FEDERAL INCOME TAX CONSEQUENCES TO SHAREHOLDERS OF THE FUNDS. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE POTENTIAL TAX CONSEQUENCES OF THE REORGANIZATIONS TO THEM, INCLUDING FOREIGN, STATE AND LOCAL TAX CONSEQUENCES.

--------------------------------------------------------------------------------
                                 CAPITALIZATION
--------------------------------------------------------------------------------

The following table sets forth as of December 31, 2002: (i) the unaudited capitalization of each Acquiring Fund; (ii) the unaudited capitalization of each Selling Fund; and (iii) the unaudited pro forma combined capitalization of the Acquiring Funds assuming the Reorganizations have taken place. The capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity.

                                                                       NET ASSET VALUE      SHARES
FUND                                                    NET ASSETS        PER SHARE       OUTSTANDING
-----------------------------------------------------------------------------------------------------
Driehaus International Discovery Fund..............    $ 68,112,649        $18.03          3,778,093
Driehaus International Growth Fund.................    $107,097,204        $ 5.06         21,146,484
Driehaus European Opportunity Fund.................    $ 25,830,959        $19.55          1,321,490
                                                       ------------        ------         ----------
Pro Forma -- Driehaus International Discovery Fund
  and Driehaus International Growth Fund only......    $175,209,853        $18.03          9,718,038
Pro Forma -- Driehaus International Discovery Fund
  and Driehaus European Opportunity Fund only......    $ 93,943,608        $18.03          5,210,758
Pro Forma -- Driehaus International Discovery Fund,
  Driehaus International Growth Fund and Driehaus
  European Opportunity Fund........................    $201,040,812        $18.03         11,150,703
                                                       ------------        ------         ----------
Driehaus Emerging Markets Growth Fund..............    $ 35,931,996        $12.26          2,931,265
Driehaus Asia Pacific Growth Fund..................    $ 20,769,118        $11.36          1,828,114
                                                       ------------        ------         ----------
Pro Forma -- Driehaus Emerging Markets Growth
  Fund.............................................    $ 56,701,114        $12.26          4,625,320
-----------------------------------------------------------------------------------------------------

                        REASONS FOR THE REORGANIZATIONS

On May 19, 2003, the Board of Trustees of the Trust, including the Trustees who are not "interested persons" (within the meaning of the 1940 Act), voted unanimously to approve each Reorganization and to recommended its approval to shareholders of the Selling Funds. DCM had recommended the Reorganizations because of a concern for its long term ability to effectively manage the five Funds given their current asset size. In reaching its decision, the Board considered the following factors to be of importance: (1) each Acquiring Fund has the identical investment objective and investment style, and substantially similar policies and limitations, as those of the corresponding Selling Fund;
(2) the Adviser has agreed to pay all costs of the Reorganizations; (3) each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes; (4) each combined fund will have a larger asset base and lower overall expense ratio than the Selling Funds; (5) the Acquiring Funds have an equal or greater geographic investment range than the Selling Funds, which should provide them with an increased ability to respond to regional market fluctuations and other changing market conditions; and (6) the Reorganization would allow shareholders of each Selling Fund to continue their investment in a fund with identical investment objectives and investment styles and an increased potential for growth opportunities. The Board also considered the terms and conditions of the Reorganization Agreement, and alternatives to the proposed Reorganizations. As noted above, the Board considered the Funds' capital loss carryforwards. After careful deliberation, the Board, including all of the independent Trustees, determined that the Reorganizations are in the best interests of each Fund, and that the interests of existing shareholders will not be diluted as a result of the Reorganizations.

BASED ON THIS INFORMATION, THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF THE SELLING FUNDS APPROVE THE REORGANIZATIONS.

                               SHAREHOLDER RIGHTS

GENERAL. The Trust is an open-end management investment company established as a Delaware statutory trust pursuant to the Declaration of Trust. The Trust is also governed by its By-Laws and applicable Delaware state law.

SHARES. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Trust consists of five separate investment series. The shares of the Funds have no preference as to conversion features, exchange privileges or other attributes, and have no preemptive rights.

VOTING RIGHTS. On any matter submitted to a vote of shareholders, all shares entitled to vote are voted on by individual series, except that: (i) when so required by the 1940 Act, the shares are voted in the aggregate and not by individual series; and (ii) when the Trustees of the Trust have determined that the matter only affects the interest of one or more series, then only shareholders of such series are entitled to vote.

SHAREHOLDER MEETINGS. The Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the Trustees or on the written request of shareholders owning at least one-tenth of the outstanding shares entitled to vote.

ELECTION AND TERM OF TRUSTEES. The Trust's affairs are supervised by the Trustees under the laws governing statutory trusts in the State of Delaware. Subject to 1940 Act requirements, Trustees may be elected by shareholders or appointed in accordance with the Trust's Declaration of Trust. Under the Trust's Declaration of Trust, Trustees hold office during the lifetime of the Trust and until its termination, or until their successors are duly elected and qualified, or until their death, removal or resignation. A Trustee may be removed at any time by written instrument signed by at least 80% (two-thirds with cause) of the number of Trustees prior to such removal or with or without cause by a vote of shareholders owning at least two-thirds of the outstanding shares.

SHAREHOLDER LIABILITY. Pursuant to Delaware state law and the Trust's Declaration of Trust, shareholders of the Funds generally are not personally liable for the acts, omissions or obligations of the Trustees or the Trust.

TRUSTEE LIABILITY. Pursuant to Delaware state law and the Trust's Declaration of Trust, Trustees are not personally liable to any person other than the Trust and the shareholders for any act, omission or obligation of the Trust or another Trustee. Pursuant to the Trust's Declaration of Trust, Trustees are not personally liable for any act or omission they take while acting as a Trustee or for any act or omission of any other person or party, except that Trustees are not protected against liability to the Trust or to shareholders resulting from their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved as a Trustee. The Trust generally indemnifies Trustees against all liabilities and expenses incurred by reason of being a Trustee, except for liabilities and expenses arising from the Trustee's willful misfeasance, gross negligence or reckless disregard of their duties as a Trustee.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS OF THE FUNDS UNDER THE TRUST'S GOVERNING CHARTER DOCUMENTS, BY-LAWS AND STATE LAW, AND IS NOT A COMPLETE DESCRIPTION OF PROVISIONS CONTAINED IN THOSE SOURCES. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THOSE DOCUMENTS AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

                             ADDITIONAL INFORMATION

Information concerning the operation and management of the Funds is included in the current prospectus relating to the Funds, which is incorporated herein by reference and a copy of which accompanies this Proxy Statement/ Prospectus. Additional information about the Funds is included in the Statement of Additional Information for the Funds dated May 1, 2003, which is available upon request and without charge by calling (800) 560-6111.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Room 1200, Washington, D.C. 20549. In addition, some of these items are available on the Internet at www.sec.gov.

HOUSEHOLDING. In order to provide greater convenience to shareholders and cost savings to the Funds by reducing the number of duplicate shareholder mailings, only one copy of most financial reports, proxy statements and prospectuses will be mailed to households, even if more than one person in a household owns shares of the Fund.

INTEREST OF CERTAIN PERSONS IN THE REORGANIZATIONS. The Adviser may be deemed to have an interest in the Reorganizations because it provides investment advisory services to the Funds pursuant to advisory agreements with the Funds. Future growth of the Funds can be expected to increase the total amount of fees payable to the Adviser.

FISCAL YEAR END AND FINANCIAL STATEMENTS. The fiscal year end of each Fund is December 31.

The financial statements of the Funds contained in the Funds' annual report to shareholders for the fiscal year ended December 31, 2002 have been audited by Ernst & Young LLP, their independent auditor. These financial statements for the Funds are incorporated by reference into this Proxy Statement/Prospectus. The Funds will furnish, without charge, a copy of their most recent semi-annual report succeeding such annual report, if any, on request. Requests should be directed to the Funds at P.O. Box 9817, Providence, Rhode Island 02940, or by calling (800) 560-6111.

For the Financial Highlights of each Fund, please see the accompanying prospectus.

TAX CONSEQUENCES. For a discussion of the tax consequences to shareholders of buying, holding, exchanging and selling any of the Funds' shares, please see the accompanying prospectus.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATIONS.

                                 VOTING MATTERS

GENERAL INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Trust may also solicit proxies by telephone, facsimile, Internet or in person. The cost of solicitation will be borne by the Adviser.

VOTING RIGHTS AND REQUIRED VOTE. Shareholders of the Selling Funds are entitled to one vote for each full share held and fractional votes for fractional shares. One-third of the shares of each Fund entitled to vote, present in person or by proxy, constitutes a quorum. Approval of the Reorganization with respect to each Selling Fund requires the vote of a majority of the shares of such Fund entitled to vote, present in person or by proxy, on the approval. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganizations of the Funds will be voted upon separately by the shareholders of each Selling Fund. The consummation of each Fund's Reorganization is not conditioned on the approval of the Reorganization of the other Funds.

Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

If sufficient votes in favor of the proposals set forth in the Notice of the Special Meetings are not received by the time scheduled for a Meeting, the shareholders present in person or by proxy at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the Meeting. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present.

RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of Driehaus International Growth Fund, Driehaus European Opportunity Fund and Driehaus Asia Pacific Growth Fund at the close of business on July 3, 2003 (the "Record Date") are entitled to notice of and to vote at the Meetings and any postponement or adjournment thereof. At the close of business on the Record Date, shares of Driehaus International Growth Fund were outstanding and
entitled to vote,                shares of Driehaus European Opportunity Fund
were outstanding and entitled to vote, and                shares of Driehaus
Asia Pacific Growth Fund were outstanding and entitled to vote.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

SELLING FUNDS. [AS OF THE RECORD DATE, THE OFFICERS AND TRUSTEES OF THE TRUST AS A GROUP, BENEFICIALLY OWNED LESS THAN 1% OF THE OUTSTANDING SHARES OF EACH OF DRIEHAUS INTERNATIONAL DISCOVERY FUND AND DRIEHAUS EMERGING MARKETS GROWTH FUND.] As of the Record Date, to the best of the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of Driehaus International Discovery Fund and Driehaus Emerging Markets Growth Fund:

                                                                     PERCENTAGE     TYPE OF
                  NAME AND ADDRESS                        FUND       OWNERSHIP     OWNERSHIP
----------------------------------------------------------------------------------------------


ACQUIRED FUNDS. [AS OF THE RECORD DATE, THE OFFICERS AND TRUSTEES OF THE TRUST AS A GROUP, BENEFICIALLY OWNED LESS THAN 1% OF THE OUTSTANDING SHARES OF EACH OF DRIEHAUS INTERNATIONAL GROWTH FUND, DRIEHAUS EUROPEAN OPPORTUNITY FUND AND DRIEHAUS ASIA PACIFIC GROWTH FUND.] As of the Record Date, to the best of the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of Driehaus International Growth Fund, Driehaus European Opportunity Fund and Driehaus Asia Pacific Growth Fund:

                                                                     PERCENTAGE     TYPE OF
                  NAME AND ADDRESS                        FUND       OWNERSHIP     OWNERSHIP
----------------------------------------------------------------------------------------------


[CONTROL PERSONS. As of the Record Date, to the best of the knowledge of the Trust, the following persons were considered control persons, as defined by the 1940 Act. (owners of 25% voting securities of a fund or other means of control)]

EXPENSES. In order to obtain the necessary quorum at a Meeting, additional solicitations may be made by mail, telephone, Internet, facsimile or personal interview by representatives of the Trust, DCM and/or their service providers. The total amount estimated to be spent in furtherance of, and in connection
with, the solicitation of shareholders is approximately [$       ]. All costs of
solicitation (including the printing and mailing of this Proxy Statement/Prospectus, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by the Adviser. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                 OTHER BUSINESS

The Board of Trustees of the Trust knows of no other business to be brought before the Meetings. However, if any other matters come before a Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed by calling (800) 560-6111.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE USING THE METHODS DESCRIBED ON THE ENCLOSED PROXY CARD(S).

By Order of the Board of Trustees,

Lisa M. King
Secretary
DRIEHAUS MUTUAL FUNDS

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [___ day of _______________, 2003] by Driehaus Mutual Funds, a Delaware statutory trust (the "Trust"), on behalf of and among [Driehaus International Discovery Fund / Driehaus Emerging Markets Growth Fund] (the "Acquiring Fund"); [Driehaus International Growth Fund and Driehaus European Opportunity Fund / Driehaus Asia Pacific Growth Fund] ([each a/the] "Selling Fund" [and, together, the "Selling Funds"] and, collectively with the Acquiring Fund, the "Funds"); and Driehaus Capital Management, Inc. (the "Adviser"), the investment adviser to the Funds (for purposes of Section 9.1 of the Agreement only).

         This Agreement is intended to be, and is adopted as, a Plan of Reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of [the/each] Selling Fund to the Acquiring Fund in exchange for shares of beneficial interest, no par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the liabilities of [the/each] Selling Fund; and (iii) the distribution of the Acquiring Fund Shares to the shareholders of [the/each] Selling Fund and the termination, dissolution and liquidation of [the/each] Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

         WHEREAS, each Fund is a separate series of the Trust, and the Trust is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act");

         WHEREAS, the Board of Trustees of the Trust has determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

         WHEREAS, the Board of Trustees of the Trust has determined that the Reorganization, with respect to [the/each] Selling Fund, is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

TRANSFER OF ASSETS OF THE SELLING FUND[S] IN EXCHANGE FOR ACQUIRING FUND SHARES
             AND TERMINATION AND LIQUIDATION OF THE SELLING FUND[S]

         1.1 THE EXCHANGE. [The/Each] Selling Fund agrees to transfer all of its assets, as set forth in Section 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to [the/each] Selling Fund the number of full and fractional Acquiring Fund Shares, computed in the manner set forth in
Section 2.3; and (ii) to assume all of the liabilities of the Selling Fund, as set forth in Section 1.3. Such transactions shall take place at the Closing Date provided for in Section 3.1.

         1.2 ASSETS TO BE TRANSFERRED. [The/Each] Selling Fund shall transfer all of its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of such Selling Fund on the Closing Date.

         [The/Each] Selling Fund will, within a reasonable period of time before the Closing Date, furnish the Acquiring Fund with a list of the Selling Fund's portfolio securities and other investments. The Acquiring Fund will, within a reasonable time before the Closing Date, furnish [the/each] Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. A Selling Fund, if requested by the Acquiring Fund, will dispose of securities on the Acquiring Fund's list before the Closing Date. In addition, if it is determined that the portfolios of a Selling Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require a Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Trust's Trustees or investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would violate their fiduciary duties to the Selling Fund's shareholders.

         1.3 LIABILITIES TO BE ASSUMED. [The/Each] Selling Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date. Notwithstanding the foregoing, any liabilities not so discharged shall be assumed by the Acquiring Fund, which assumed liabilities shall include all of the Selling Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after its Closing Date as is conveniently practicable but in no event later than 12 months after the Closing Date (the "Liquidation Date"): (a) [the/each] Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), all of the Acquiring Fund Shares received by the Selling Fund pursuant to Section 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.7 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued simultaneously to [the/each] Selling Fund, in an amount equal in value to the aggregate net asset value of [the/each] Selling Fund, to be distributed to Selling Fund shareholders.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 TERMINATION. [The/Each] Selling Fund shall be dissolved, terminated and have its affairs wound up in accordance with Delaware state law, promptly following the Closing Date and the making of all distributions pursuant to
Section 1.4.

         1.8 RELATIONSHIP OF TRANSACTIONS. [Applicable to Driehaus International Growth Fund and Driehaus European Opportunity Fund only] Subject to the conditions set forth in this Agreement, the failure of one of the Selling Funds to consummate the transactions contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to the other Selling Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the term "Selling Fund" as meaning only that series of the Trust which is involved in the Reorganization as of the Closing Date.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of a Selling Fund's net assets shall be the value of such assets as of the close of regular trading on The New York Stock Exchange ("NYSE") on the business day immediately prior to the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for [the/each] Selling Fund's net assets, shall be determined by dividing the Selling Fund's net assets determined in accordance with Section 2.1, by the Acquiring Fund's net asset value per share determined in accordance with Section 2.2.

         2.4 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or a Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or a Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

                                  ARTICLE III

                            CLOSINGS AND CLOSING DATE

         3.1 CLOSING DATE. The Closing Date shall be [September 29, 2003] or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place as of immediately after the close of regular trading on the Valuation Date. The Closing shall be held as of 8:00 a.m. Central time (the "Effective Time") at the offices of Vedder, Price, Kaufman & Kammholz in Chicago, Illinois or at such other time and/or place as the parties may agree.

         3.2 CUSTODIAN'S CERTIFICATE. [The/Each] Selling Fund shall cause J.P. Morgan Chase & Company, as custodian for the Selling Fund (the "Custodian"), to deliver at the Closing a certificate of an authorized officer stating that: (a) [the/each] Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date;

and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 TRANSFER AGENT'S CERTIFICATE. [The/Each] Selling Fund shall cause PFPC Inc., as transfer agent for the Selling Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause PFPC Inc., its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to [the/each] Selling Fund that such Acquiring Fund Shares have been credited to [the/each] Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND[S]. The Trust, on behalf of [the/each] Selling Fund, represents and warrants as follows:

                  (a) The Trust is an association duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Selling Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust's Declaration of Trust.

                  (c) The Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, the Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date.

                  (f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (g) The financial statements of the Selling Fund as of December 31, 2002, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of December 31, 2002, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

                  (h) Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business). For the purposes of this subsection (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) All federal, state, local and other tax returns and reports of the Selling Fund required by law to be filed, have been filed, and all federal, state, local and other taxes required to be paid (whether or not a return or report is required) have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no tax authority is currently auditing or preparing to audit such Selling Fund, and no assessment has been asserted against [a/the] Selling Fund.

                  (j) All issued and outstanding shares of the Selling Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in Section
3.3. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, and has no outstanding securities convertible into any of the Selling Fund shares.

                  (k) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to Section 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets, the Acquiring Fund will acquire good and marketable title thereto.

                  (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

                  (n) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Selling Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

                  (o) For each taxable year of its operations, including the short taxable year ending with the Closing Date, the Selling Fund has elected to qualify, and has qualified or will qualify (in the case of the short taxable year ending with the Closing Date), as a "regulated investment company" under the Code (a "RIC").

         4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

                  (a) The Trust is a voluntary association, duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust's Declaration of Trust.

                  (c) The Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

                  (f) The financial statements of the Acquiring Fund as of December 31, 2002 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Selling Fund[s]) fairly reflect the financial condition of the Acquiring Fund as of December 31, 2002, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

                  (g) Since the date of the financial statements referred to in subsection (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business). For the purposes of this subsection (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) All federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal, state, local and other taxes required to be paid (whether or not a return or report is required) have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment has been asserted against the Acquiring Fund.

                  (i) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase the Acquiring Fund Shares, and there are no outstanding securities convertible into the Acquiring Fund Shares.

                  (j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (k) The Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

                  (m) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

                  (n) For each taxable year of its operations, the Acquiring Fund has elected to qualify, has qualified and intends to continue to qualify as a RIC under the Code.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the Securities Act of 1933, as amended (the "1933 Act"), the 1940 Act, and any state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                   ARTICLE V

                             COVENANTS OF THE FUNDS

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and [the/each] Selling Fund will operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid federal income or excise taxes, and shareholder purchases and redemptions.

         5.2 APPROVAL OF SHAREHOLDERS. The Trust will call a special meeting of Selling Fund Shareholders to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. [The/Each] Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. [The/Each] Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, [the/each] Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust's Treasurer.

         5.7 PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS. The Trust will prepare and file with the Securities and Exchange Commission (the "Commission") a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Selling Fund[s] (the "Registration Statement"). The Registration Statement shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Selling Fund[S] Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

                                   ARTICLE VI

          CONDITION PRECEDENT TO OBLIGATIONS OF [THE/EACH] SELLING FUND

         The obligations of [the/each] Selling Fund to consummate the transactions provided for herein shall be subject to the following condition:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to [the/each] Selling Fund a certificate executed in the Acquiring Fund's name by the Trust's President or Senior Vice President and its Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

                                  ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of [the/each] Acquiring Fund to consummate the transactions provided for herein shall be subject to the following conditions:

         7.1 All representations, covenants, and warranties of [a/the] Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. [The/Each] Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Selling Fund's name by the Trust's President or Senior Vice President and the Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 [The/Each] Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

                                  ARTICLE VIII

                          FURTHER CONDITIONS PRECEDENT

         The obligations of [the/each] Selling Fund or the Acquiring Fund hereunder shall also be subject to the following:

         8.1 This Agreement and the transactions contemplated herein, with respect to [the/each] Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of [the/each] Selling Fund in accordance with applicable law and the provisions of the Trust's Declaration of Trust and By-Laws. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor [a/the] Selling Fund may waive the conditions set forth in this Section 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 [The/Each] Selling Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludible from gross income under
Section 103(a) of the Code over its deduction disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

         8.6 The parties shall have received on the Closing Date an opinion from Vedder, Price, Kaufman & Kammholz, counsel to the Trust, dated as of the Closing Date, covering the following points:

                  (a) Each Fund is a legally designated, separate series of the Trust, and the Trust is a statutory trust, validly existing under the laws of the State of Delaware, which, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Trust is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration under the 1940 Act is in full force and effect.

                  (c) Assuming that consideration of not less than the net asset value of Selling Fund Shares has been paid, and assuming that such shares were issued in accordance with the terms of [the/each] Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable, and no shareholder of [a/the] Selling Fund has any preemptive rights with respect to the Selling Fund's shares.

                  (d) Assuming that the Acquiring Fund Shares have been issued in accordance with the terms of this Agreement, the Acquiring Fund Shares to be issued and delivered to [the/each] Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

                  (e) The Registration Statement is effective and to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Funds of the transactions contemplated herein, except as have been obtained.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Trust's Declaration of Trust (assuming approval of Selling Fund Shareholders has been obtained) or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which a Fund is a party or by which a Fund or any of its properties may be bound.

         8.7 The parties to the Reorganization shall have received an opinion of Vedder, Price, Kaufman & Kammholz addressed to the Acquiring Fund and [the/each] Selling Fund involved in the Reorganization substantially to the effect that for federal income tax purposes with respect to [the/each] Selling Fund:

                  (a) The transfer of all of the Selling Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund (followed by the distribution of Acquiring Fund Shares to the Selling Fund Shareholders in complete liquidation, dissolution and termination of the Selling Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Selling Fund Shareholders in exchange for such Shareholders' shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for Acquiring Fund Shares in the Reorganization.

                  (e) The aggregate tax basis of the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor by such Shareholder. The holding period of Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such Shareholder, provided such Selling Fund shares are held as capital assets at the time of the Reorganization.

                  (f) The tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Such opinion shall be based on customary assumptions and such representations as Vedder, Price, Kaufman & Kammholz may reasonably request, and [the/each] Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor [a/the] Selling Fund may waive the conditions set forth in this Section 8.7.

                                   ARTICLE IX

                                    EXPENSES

         9.1 The Adviser will pay the expenses incurred in connection with the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

         9.2 Each party represents and warrants to the other that there is no person or entity entitled to receive any broker's fees or similar fees or commission payments in connection with the transactions provided for herein.

                                   ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the parties and such termination may be effected by the Trust's President or the Senior Vice President without further action by the Trust's Board of Trustees. In addition, either party may at its option terminate this Agreement at or before the Closing Date due to:

                  (a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

                  (b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

                  (c) a determination by the Trust's Board of Trustees that the consummation of the transactions contemplated herein is not in the best interests of any Fund.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Trust, the Trustees, the Acquiring Fund, [a/the] Selling Fund or the Trust's officers.

                                  ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust as specifically authorized by the Board of Trustees; provided, however, that following the meeting of the Selling Fund Shareholders called by [a/the] Selling Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Funds hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Funds, as provided in the Trust's Declaration of Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of each Fund and signed by authorized officers of the Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Funds as provided in the Trust's Declaration of Trust.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                  DRIEHAUS MUTUAL FUNDS
                                  ON BEHALF OF [DRIEHAUS INTERNATIONAL DISCOVERY FUND / DRIEHAUS EMERGING MARKETS GROWTH FUND]


                                  By: ______________________________________
                                  Name:  ___________________________________
                                  Title:  __________________________________
ACKNOWLEDGED:

By: ___________________________
Name: _________________________
Title: ________________________

                                  DRIEHAUS MUTUAL FUNDS
                                  ON BEHALF OF [DRIEHAUS INTERNATIONAL GROWTH
                                  FUND AND DRIEHAUS EUROPEAN OPPORTUNITY FUND / DRIEHAUS ASIA PACIFIC GROWTH FUND]

                                  By: ______________________________________
                                  Name:  ___________________________________
                                  Title:  __________________________________
ACKNOWLEDGED:

By: ___________________________
Name: _________________________
Title: ________________________
                                  The undersigned is a party to this Agreement
                                  for the purposes of Section 9.1 only:

                                  DRIEHAUS CAPITAL MANAGEMENT, INC.

                                  By: _____________________________________
                                  Name: ___________________________________
                                  Title: __________________________________

ACKNOWLEDGED:

By: _____________________________________
    Name: _______________________________
    Title: ______________________________

                                                                       EXHIBIT B
--------------------------------------------------------------------------------
      DRIEHAUS INTERNATIONAL DISCOVERY FUND -- PORTFOLIO MANAGERS' LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    For the year ended December 31, 2002, the Driehaus International Discovery Fund returned -12.90%. This compares with a return of -16.02% for the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE(R)) Growth Index and -14.67% for the MSCI All Country (AC) World Free Ex-U.S. Index for the same period.

    Since the fund's inception on December 31, 1998, through December 31, 2002, the Driehaus International Discovery Fund posted an annualized return of 20.00%, compared with -11.30% for the MSCI EAFE(R) Growth Index and -6.52% for the MSCI AC World Free Ex-U.S. Index over the same time.(1)

    The equity markets of every region of the world retreated in 2002, marking the third consecutive year of losses. Emerging markets, which managed to stem their damages at -6%, had the best performance globally, while Europe on the whole turned in one of the worst performances, losing more than 18%. Among the individual countries, most stock markets posted double-digit declines, leaving few places for investors to hide, particularly during a brutal October.

    Much of this dismal performance picture can be traced to sluggish global economies that -- despite their lower valuations, declining interest rates, and appreciating currencies -- took their cue from the U.S., which remained mired in slow-recovery mode. Country-specific events -- from Japan's continued banking problems to Venezuela's political unrest -- combined with global tension surrounding Iraq and North Korea to create a volatile geopolitical environment that was less conducive to growth and profit.

    Overall in 2002, the fund was overweight in the emerging markets and Asia/Far East sectors and underweight in Europe relative to the MSCI EAFE(R) Growth Index, which accounts for much of our outperformance versus this index. In terms of individual countries, our top five weightings at year end were the UK, Canada, China/Hong Kong, South Korea, and Taiwan, which totaled 42% of the fund. Our overweighting of South Korea -- plus our holdings in such top performers as South Africa, Indonesia, Austria, and Thailand throughout the year -- helped to tip the balance in our favor.

    Given our cautious assessment of the U.S. economy in 2002, we focused on companies more geared to domestic demand, primarily in Asian and emerging markets, rather than multinational companies. We believe that, in general, consumers in the world outside the U.S. are underleveraged. As incomes rise and credit becomes more affordable, consumer spending in these countries should increase, followed by company and market growth. This concept was tested, and proven, in South Korea over the past few years and appears to be proving itself again in China and Russia.

    As one way to play this theme in Asia (outside Japan), we invested in companies that focused on domestically produced goods and services as well as the financial services companies that can help consumers increase their spending power for these items through loans and credit cards. Easier access to credit also benefited sectors such as property stocks in Thailand.

    We applied this same thinking to Russia as well as the emerging markets of Eastern Europe, where eight countries were approved for entry into the European Union, including markets where the fund is invested, such as Estonia and the Czech Republic. As these countries work to implement EU economic and legal standards, we expect to see growing convergence between these markets and those of Western Europe, which should continue to benefit the banking industry and consumer-oriented companies in this region. Our investments in these areas, combined with our Asian holdings, made finance and consumer services our second and third largest sector weightings at year end, accounting for 15% and 13% of the portfolio, respectively.

    At mid-year, we had invested approximately 13% of the portfolio in the Japanese market due to the strength of domestic demand for discount retailing, shopping mall developers, and color cellphone companies. By the third quarter, the Japanese market had collapsed again, on the back of another banking crisis, and was on its way to another losing year. We reinvested this money into Southeast Asian stocks, which enabled us to participate in a fourth-quarter rally in these markets. Our purchases during the fourth quarter included several internet companies in China and South Korea after we noted that they had finally turned profitable for the first time ever, following in the footsteps of their major counterparts in the U.S. This reallocation reduced our

Japanese exposure to under 2% and brought our technology exposure to approximately 16% of the portfolio, our largest sector weighting as of year end.

    Looking ahead to 2003, a key question is whether the strong currencies of Europe and Japan -- which hit or neared all-time highs against the dollar in 2002 -- will push other countries into further efforts to stimulate consumer demand for domestically produced products and services as a way to counter the higher price of imports. If this happens, we believe the fund should be well positioned in smaller companies that will benefit from this trend. Our philosophy continues to center on finding and investing in shares offering the best growth in the world, and we continue to believe this growth is in Asia and the emerging markets, especially China. In line with this, the portfolio is likely to remain overweight in these sectors of the market and underweight in Europe.

Sincerely,


/s/ Emery R. Brewer                                      /s/ Eric J. Ritter
Emery R. Brewer                                          Eric J. Ritter, CFA
Senior Portfolio Manager                                 Portfolio Manager
January 30, 2003                                         January 30, 2003

---------------

(1) During these periods, the Fund's returns reflect fee waivers and/or reimbursements without which performance would have been lower.

DRIEHAUS INTERNATIONAL DISCOVERY FUND

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund's inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

---------------------------------------------------------------------------------------------------------
                                                                                   Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02                 1 Year    3 Years   (12/31/98 - 12/31/02)
---------------------------------------------------------------------------------------------------------
 Driehaus International Discovery Fund (DRIDX)(1)           -12.90%   -12.86%           20.00%
 MSCI EAFE(R) Index(2)                                      -15.94%   -17.24%           -7.90%
 MSCI EAFE(R) Growth Index(3)                               -16.02%   -21.81%          -11.30%
 MSCI AC World Free Ex-US Index(4)                          -14.67%   -16.45%           -6.52%
 Lipper International Small Cap Fund Index(5)                -7.95%   -13.54%            1.30%
---------------------------------------------------------------------------------------------------------

[PERFORMANCE GRAPH]

                                                                                                                     LIPPER
                                                                                              MSCI AC WORLD       INTERNATIONAL
                                                      MSCI EAFE(R)        MSCI EAFE(R)         FREE EX-US        SMALL CAP FUND
                                     DRIDX1              INDEX2           GROWTH INDEX3          INDEX4              INDEX5
                                     ------           ------------        -------------       -------------      --------------
Jan 1999                            10000.00            10000.00            10000.00            10000.00            10000.00
                                    10880.00            10139.10             9857.00            10237.00            10374.00
Jun 1999                            14200.00            10396.80             9894.00            10715.00            11780.00
                                    16570.00            10853.00            10302.00            11079.00            12703.00
Dec 1999                            31365.00            12696.40            12946.00            13090.00            16292.00
                                    41569.00            12683.10            13137.00            13193.00            17987.00
Jun 2000                            34352.00            12180.60            11919.00            12655.00            16226.00
                                    27823.00            11198.10            10544.00            11623.00            15538.00
Dec 2000                            27823.00            10897.60             9772.00            11116.00            13927.00
                                    24243.00             9403.80             8149.00             9655.00            12414.00
Jun 2001                            24703.00             9305.55             7951.00             9642.00            12768.00
                                    20375.00             8002.78             6703.00             8218.00            10679.00
Dec 2001                            23828.20             8560.87             7370.00             8949.00            11438.00
                                    26706.00             8604.39             7335.00             9096.00            11915.00
Jun 2002                            26004.00             8422.02             7198.00             8855.00            12228.00
                                    20501.00             6760.04             5826.00             7146.00            10220.00
Dec 2002                            20755.00             7196.26             6189.00             7636.00            10529.00

---------------

(1) The returns for these periods reflect fee waivers and/or reimbursements without which performance would have been lower.

(2) The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE(R) Index) is a widely recognized benchmark of non-U.S. stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 21 European and Pacific Basin countries. Data is in U.S. dollars. Source: Strategic Financial Solutions, L.L.C.

(3) The Morgan Stanley Capital International Europe, Australia and Far East Growth Index (MSCI EAFE(R) Growth Index) is an unmanaged index composed of a sample of companies with higher price-to-book ratios, representative of the market structure of 21 European and Pacific Basin countries. The MSCI EAFE(R) Growth Index has been added as a comparison of the Fund's growth-oriented investment style. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

(4) The Morgan Stanley Capital International All Country World Free Ex-US Index (MSCI AC World Free Ex-US Index) is a recognized benchmark of non-US stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 48 countries. The MSCI AC World Free Ex-US Index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. The MSCI AC World Free Ex-US Index has been added as a wider cross section of the marketplace in which the Fund invests, than the MSCI EAFE(R) Index. Data is in U.S. dollars. Source:
    Morgan Stanley Capital International Inc.

(5) The Lipper International Small Cap Fund Index is an equally weighted managed index of the largest qualifying funds that invest at least 65% of assets in equity securities of non-United States companies with a market capitalization of less than $1 billion at time of purchase. Data is in U.S. dollars. Source: Lipper Analytical Services.

                                                                       EXHIBIT C
--------------------------------------------------------------------------------
      DRIEHAUS EMERGING MARKETS GROWTH FUND -- PORTFOLIO MANAGER'S LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    For the year ended December 31, 2002, the Driehaus Emerging Markets Growth Fund returned -7.61%. This compares with a return of -6.00% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index for the same period.

    In the five years since the fund's inception on December 31, 1997, through December 31, 2002, the Driehaus Emerging Markets Growth Fund posted an annualized return of 5.52%, compared with the MSCI Emerging Markets Free Index's return of -4.58% over the same time.(1)

    For 2002, the emerging markets, as measured by the MSCI Emerging Markets Free Index, outperformed the more developed sectors of the global market, as represented by the major U.S. indexes and the MSCI Europe, Australia, Far East (EAFE(R)) Index. This continued a trend that began in 2001. In our opinion, this developing trend can be attributed to the attractive valuations of emerging markets, the abundance of strong earnings growth in selected countries and sectors, as well as the growing strength of domestic consumer demand in individual countries in Asia and Eastern Europe.

    2002 was a year of extreme volatility worldwide, fueled by an uncertain outlook for global economic growth and geopolitical turmoil. The Driehaus Emerging Markets Growth Fund's underperformance relative to the index in 2002 was due in part to the fund's aggressive investments in the information technology sector at the beginning of the year, specifically in companies geared toward the design and manufacturing of semiconductors and other electronic components for export. As the global economic recovery remained elusive and the U.S. dollar continued its strong year-long decline, these export-oriented companies suffered.

    Based on anemic global growth, particularly in the U.S., we worked to move the fund to positions that would be less affected by this trend. This included taking advantage of the growing domestic consumer markets in many of the emerging economies, including China, Thailand, Russia, the Czech Republic, Hungary, and South Africa. Rising incomes, better access to credit, and gathering strength in local currencies led to growth in consumer-related goods and services as well as financial services, where the retail customer had been underserved for years, especially in the area of mortgages, auto loans, and credit cards. By the end of the year, the fund held an overweight position in finance, its largest sector weighting, which benefited its performance in 2002.

    With the recent approval of eight Eastern European countries for entry into the European Union in 2004, including Hungary, Poland, Estonia, and the Czech Republic, we particularly like the potential of Eastern Europe. As part of the conditions for entry, these countries will have to meet European Union laws and standards on issues ranging from budget deficits to inflation to food safety and humanitarian concerns. We have already seen interest rates and inflation drop and currencies strengthen in the region, as these economies become more integrated with those of Western Europe and ultimately move toward a monetary union. All of these changes are expected to spark an increased amount of investment in infrastructure throughout the region and spur continued economic growth over the next few years.

    We also are positive on China, and our decision to overweight Hong Kong was based in part on our strategy of capitalizing on the strong growth taking place in the Chinese economy. With GDP estimates of 8.0% and 7.2% in 2002 and 2003, respectively, China is Asia's fastest growing market, according to the International Monetary Fund. Already the world's sixth largest trading economy, the country is expected to pass the UK and France by 2007, moving into the number four slot. As part of its entry into the World Trade Organization in 2001, China is in the process of implementing trade and investment reforms and relaxing investment barriers, particularly in finance, telecommunications, and transportation. All of this contributes to a business environment that is becoming more predictable. We have played these trends by investing in construction, especially of tollroads, automobiles and consumer goods.

    In South America, which experienced a chaotic 2002, Brazil -- at 6.2% of the fund -- accounted for approximately 85% of our exposure in the region, with Argentina and Chile representing just over 1% of the fund's assets. Now that Brazil has completed a major devaluation as well as its presidential elections, we are inclined to view the outlook there in a slightly more positive light. In general, however, in view of the region's ongoing debt concerns and poor performance in 2002, our exposure remains relatively market-weight in Brazil and underweight in the other South American countries.

    We believe the emerging economies still have room to perform well going forward. Growth forecasts in many of these countries remain good, and we continue to particularly favor the prospects of China and Eastern and Central Europe for the reasons discussed above. Overall, we are optimistic about the potential of the emerging markets in 2003.

Sincerely,

/s/ Emery R. Brewer
Emery R. Brewer
Portfolio Manager
January 30, 2003

---------------

(1) During these periods, the Fund's returns reflect fee waivers and/or reimbursements without which performance would have been lower.

DRIEHAUS EMERGING MARKETS GROWTH FUND

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund's inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

--------------------------------------------------------------------------------------------------------------------
                                                                                              Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02                   1 Year   3 Years   5 Years   (12/31/97 - 12/31/02)
--------------------------------------------------------------------------------------------------------------------
 Driehaus Emerging Markets Growth Fund (DREGX)(1)             -7.61%   -11.22%    5.52%            5.52%
 MSCI EMF Index(2)                                            -6.00%   -13.97%   -4.58%           -4.58%
 Lipper Emerging Markets Fund Index(3)                        -4.63%   -14.00%   -4.71%           -4.71%
--------------------------------------------------------------------------------------------------------------------

(PERFORMANCE GRAPH)

                                                                                                             LIPPER EMERGING
                                                         DREGX1                  MSCI EHF INDEX2           MARKETS FUND INDEX3
                                                         ------                  ---------------           -------------------
Jan 1998                                                  10000                       10000                       10000
                                                          10550                       10619                       10511
Jun 1998                                                   9520                        8113                        8300
                                                           7560                        6328                        6331
Dec 1998                                                   8730                        7466                        7313
                                                           9380                        8395                        7894
Jun 1999                                                  12230                       10443                        9880
                                                          11480                        9904                        9189
Dec 1999                                                  18696                       12424                       12356
                                                          22169                       12725                       12613
Jun 2000                                                  18686                       11432                       11171
                                                          16599                        9945                        9791
Dec 2000                                                  14447                        8621                        8539
                                                          13255                        8152                        7950
Jun 2001                                                  14011                        8480                        8437
                                                          11232                        6648                        6696
Dec 2001                                                  14161                        8417                        8240
                                                          16295                        9377                        9236
Jun 2002                                                  14502                        8591                        8586
                                                          12133                        7190                        7206
Dec 2002                                                  13083                        7912                        7858

---------------

(1) The returns for these periods reflect fee waivers and/or reimbursements without which performance would have been lower.

(2) The Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index) is a recognized benchmark of Emerging Markets stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 26 Emerging Markets countries. This index aims to capture 85 percent of the free float adjusted market capitalization in each industry group in each country. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc. The Fund's performance has previously been compared to the Morgan Stanley Capital International Emerging Markets Index. This index has been discontinued by Morgan Stanley because it was comprised of securities regardless of any restrictions a foreign investor who wished to invest directly in those securities would face. Morgan Stanley replaced this index with the MSCI EMF Index which, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities.

(3) The Lipper Emerging Markets Fund Index is an equally weighted managed index of the largest qualifying funds. Funds in this index seek long-term capital appreciation by investing at least 65% of their total assets in emerging market equity securities, where "emerging markets" is defined by a country's per-capita GNP or other economic measure. Data is in U.S. dollars. Source:
    Lipper Analytical Services.

                                                                       EXHIBIT D
--------------------------------------------------------------------------------
        DRIEHAUS INTERNATIONAL GROWTH FUND -- PORTFOLIO MANAGERS' LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    For the year ended December 31, 2002, the Driehaus International Growth Fund returned -24.81%. This compares with a return of -16.02% for the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE(R)) Growth Index, and -14.67% for the MSCI All Country (AC) World Free Ex-U.S. Index for the same period.

    For the five year period ended December 31, 2002, the Driehaus International Growth Fund returned -4.70%. This compares with a return of -5.43% for the MSCI EAFE(R) Growth Index and -2.66% for the MSCI AC World Free Ex-U.S. Index for the same period.

    For the ten year period ended December 31, 2002, the Driehaus International Growth Fund returned 7.09%. This compares with a return of 1.53% for the MSCI EAFE(R) Growth Index and 4.17% for the MSCI AC World Free Ex-U.S. Index for the same period.(1)

    Since the fund's inception on July 1, 1990, through December 31, 2002, the Driehaus International Growth Fund posted an annualized return of 7.08%, compared with 0.12% for the MSCI EAFE(R) Growth Index and 2.35% for the MSCI AC World Free Ex-U.S. Index over the same time.(1)

    As 2002 began, early indications of a potential economic turnaround sent global markets higher. However, the turnaround did not materialize, and it soon became clear that the economic slowdown was going to last even longer than expected. This, in combination with increased geopolitical pressures and continued fallout from the technology sector collapse, set the stage for the third straight year of losses in the global equity markets.

    Throughout 2002, our strategy was fairly consistent. The fund continued to underweight Western Europe and Japan and overweight emerging markets, with our exposure to this sector hovering around 30% all year, the maximum allowable under fund guidelines. Our view at the beginning of 2002 -- and our view now -- is that we expect to see faster economic growth in these smaller markets. If anything, growth in the more mature markets was even slower than we anticipated in 2002.

    Our confidence in the potential of emerging markets was rewarded, as this sector was the best performer globally in 2002. However, other factors combined to restrain the fund's performance for the year. With low interest rates and a gloomy perception of economic recovery in the U.S., the dollar began to decline rapidly and continued its fall throughout the year, ending 2002 down 18% against the euro, 11% against the pound, and 10% against the yen. Since the fund was underweight in both euros and yen, this hurt performance. According to our calculations, more than 65% of the difference in performance between the Driehaus International Growth Fund and its MSCI EAFE(R) Growth benchmark in 2002 was the result of currency movements.

    Additionally, at the beginning of the year, we were among those anticipating a more substantial economic recovery in 2002. Since the markets usually rebound before such a recovery, we had positioned the fund more aggressively in order to capitalize on the early rally. However, the recovery remained sluggish and the markets became extremely volatile, culminating in the climactic sell-off of late September and early October. In this environment, the growth approach to investing generally continued to struggle.

    For 2002, the International Monetary Fund reported global economic growth of 2.8%, with the growth of the world's 30 largest economies estimated at just 1.5%. So, while we saw some recovery from 2001's recession, that recovery was tepid -- and much weaker than normally seen at this point in the cycle. This was primarily due to the global economy's continued efforts to work off the excesses that resulted from the previous expansion, particularly the technology bubble.

    In addition, as earnings globally continued to be poor in the first half of 2002, a clear disconnect between growth and earnings was evident, and international companies with strong earnings growth were not rewarded during most of the year. Over the 20 years from 1980 to 1999, companies with the best earnings revisions have historically outperformed companies with the worst revisions. While this trend reversed itself during the bear market, there are some indications that it has been re-established, which would clearly be positive for growth investors.

    As we enter 2003, our general outlook is that, despite the third consecutive down year in the global markets, the rate of decline appears to have slowed, and many companies continue to grow. So it is reasonable to expect that the situation will begin to improve at some point, although it is difficult to forecast exactly when this will occur. We continue to believe that emerging markets -- with their restructuring efforts, low valuations, and good earnings growth -- hold the most promise. As far as specific countries, we think that China and Russia will continue to perform well, with China providing the greatest positive surprises, and that the economies of Eastern Europe will continue to integrate with those of the western part of the continent. We believe Western Europe will recover, although we expect that recovery to lag the one in the U.S., and Japan will continue to be disappointing. We plan to weight our portfolio accordingly.

    While our outlook may sound less than glowing, it may not be a bad thing for the markets. Historically, a slow growth environment has often provided an excellent setting for growth investments, as investors focus on select companies that have supplied strong earnings growth despite the overall economic backdrop.

Sincerely,


                                                    /s/ Svein Backer
/s/ William R. Andersen                             Svein Backer
William R. Andersen, CFA                            Assistant Portfolio Manager
Portfolio Manager                                   January 30, 2003
January 30, 2003

---------------

(1) The Driehaus International Growth Fund performance data includes the performance of the Driehaus International Large Cap Fund, L.P. (the "Partnership"), the fund's predecessor, for the periods before the fund's registration statement became effective. The Partnership, which was established on July 1, 1990, was managed following substantially the same objectives, policies, and philosophies as are currently followed by the Driehaus International Growth Fund, successor to the Partnership's assets on October 28, 1996. The Partnership was not registered under the Investment Company Act of 1940 ("1940 Act") and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Partnership's performance has been restated to reflect estimated expenses of the fund. The returns for certain periods reflect fee waivers and/or reimbursements without which performance would have been lower.

DRIEHAUS INTERNATIONAL GROWTH FUND

    The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

    The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $100,000 investment in the Fund since July 1, 1990 (the date of the Partnership's inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

----------------------------------------------------------------------------------------------------------------------
                                                                                                 Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02           1 Year    3 Years   5 Years   10 Years   (7/1/90 - 12/31/02)
----------------------------------------------------------------------------------------------------------------------
 Driehaus International Growth Fund (DRIGX)(1)        -24.81%   -29.99%   -4.70%     7.09%            7.08%
 MSCI EAFE(R) Index(2)                                -15.94%   -17.24%   -2.89%     4.00%            1.93%
 MSCI EAFE(R) Growth Index(3)                         -16.02%   -21.81%   -5.43%     1.53%            0.12%
 MSCI AC World Free Ex-US Index(4)                    -14.67%   -16.45%   -2.66%     4.17%            2.35%
 Lipper International Fund Index(5)                   -13.83%   -15.99%   -1.64%     5.56%            3.77%
----------------------------------------------------------------------------------------------------------------------

                                                                                              MSCI AC WORLD          LIPPER
                                                      MSCI EAFE(R)        MSCI EAFE(R)         FREE EX-US         INTERNATIONAL
                                     DRIGX1              INDEX2           GROWTH INDEX3          INDEX4            FUND INDEX5
                                     ------           ------------        -------------       -------------       -------------
Jul 1990                            100000.00          100000.00           100000.00           100000.00            100000.00
                                     86601.00           78801.40            77572.20            79669.40             81729.00
Dec 1990                             89755.00           87098.90            87848.50            87612.50             85405.00
                                    102746.00           93572.90            94377.20            94548.20             91999.00
                                    105643.00           88467.00            89277.40            90190.80             89596.00
                                    105259.00           96051.30            96003.80            97628.20             95356.00
Dec 1991                            109228.00           97660.60           100221.00            99837.80             96654.00
                                    117111.00           86071.10            86777.90            89652.70             94687.00
                                    126030.00           87890.80            87145.60            90804.10             98947.00
                                    118282.00           89215.50            90569.80            91691.30             93676.00
Dec 1992                            118606.00           85772.90            87180.00            88885.80             92514.00
                                    135240.00           96054.30            95163.30            99137.40            100444.00
                                    142834.00          105716.00           104920.00           108976.00            105962.00
                                    163373.00          112727.00           110731.00           116202.00            116121.00
Dec 1993                            206030.00          113701.00           109095.00           119911.00            128763.00
                                    175484.00          117676.00           110682.00           122892.00            127382.00
                                    170382.00          123688.00           114988.00           128005.00            128499.00
                                    190949.00          123808.00           114664.00           131135.00            133501.00
Dec 1994                            177981.00          122545.00           114029.00           127865.00            127815.00
                                    169343.00          124827.00           116509.00           128256.00            124638.00
                                    186111.00          125734.00           117772.00           130835.00            130987.00
                                    207588.00          130976.00           122755.00           135748.00            138125.00
Dec 1995                            210166.00          136279.00           127003.00           140571.00            140625.00
                                    239371.00          140217.00           130589.00           145160.00            146824.00
                                    268940.00          142436.00           131418.00           148065.00            152817.00
                                    253440.00          142257.00           130774.00           147558.00            152934.00
Dec 1996                            261596.00          144520.00           131401.00           149959.00            160915.00
                                    270985.00          142257.00           128627.00           149590.00            164901.00
                                    307522.00          160718.00           145550.00           169006.00            183358.00
                                    320208.00          159586.00           146627.00           167453.00            186871.00
Dec 1997                            299239.00          147090.00           134168.00           153023.00            172578.00
                                    368797.00          168726.00           151558.00           173925.00            198181.00
                                    404569.00          170518.00           154099.00           171347.00            199864.00
                                    327062.00          146280.00           134280.00           145444.00            168330.00
Dec 1998                            344570.00          176503.00           163961.00           175147.00            194429.00
                                    353222.00          178958.00           161622.00           179300.00            196920.00
                                    388723.00          183506.00           162229.00           187669.00            207850.00
                                    411993.00          191559.00           168916.00           194041.00            214858.00
Dec 1999                            685472.00          224096.00           212260.00           229276.00            267989.00
                                    709479.00          223860.00           215393.00           231073.00            269644.00
                                    614752.00          214992.00           195432.00           221647.00            256973.00
                                    547599.00          197649.00           172876.00           203574.00            238115.00
Dec 2000                            455658.00          192346.00           160226.00           194690.00            228545.00
                                    360904.00          165980.00           133609.00           169103.00            198732.00
                                    345111.00          164246.00           130359.00           168881.00            199902.00
                                    278226.00          141251.00           109908.00           143940.00            170012.00
Dec 2001                            312889.00          151102.00           120844.00           156734.00            184368.00
                                    306845.00          151870.00           120265.00           159310.00            188896.00
                                    286389.00          148651.00           118026.00           155093.00            185325.00
                                    235248.00          119317.00            95523.00           125153.00            148975.00
Dec 2002                            235248.00          127016.00           101480.00           133743.00            158874.00

---------------

(1) The Driehaus International Growth Fund (the "Fund" or "DRIGX") performance data shown above includes the performance of the Driehaus International Large Cap Fund, L.P. (the "Partnership"), the Fund's predecessor, for the periods before the Fund's registration statement became effective. The Partnership was established on July 1, 1990 and the Fund succeeded to the Partnership's assets on October 28, 1996. The Partnership was not registered under the Investment Company Act of 1940 and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Partnership's performance has been restated to reflect the expenses of the Fund. The returns for certain periods reflect fee waivers and/or reimbursements without which performance would have been lower.

(2) The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE(R) Index) is a widely recognized benchmark of non-U.S. stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 21 European and Pacific Basin countries. Data is in U.S. dollars. Source: Strategic Financial Solutions, L.L.C.

(3) The Morgan Stanley Capital International Europe, Australia, and Far East Growth Index (MSCI EAFE(R) Growth Index) is an unmanaged index composed of a sample of companies with higher price-to-book ratios, representative of the market structure of 21 European and Pacific Basin countries. The MSCI EAFE(R) Growth Index has been added as a comparison of the Fund's growth-oriented investment style. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

(4) The Morgan Stanley Capital International All Country World Free Ex-US Index (MSCI AC World Free Ex-US Index) is a recognized benchmark of non-US stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 48 countries. The MSCI AC World Free Ex-US Index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. The MSCI AC World Free Ex-US Index has been added as a wider cross section of the marketplace in which the Fund invests than the MSCI EAFE(R) Index. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

(5) The Lipper International Fund Index is an equally weighted managed index of the largest qualifying international funds that invest in securities with primary trading markets outside of the United States. Data is in U.S. dollars. Source: Lipper Analytical Services.

                                                                      EXHIBIT E
--------------------------------------------------------------------------------
        DRIEHAUS EUROPEAN OPPORTUNITY FUND -- PORTFOLIO MANAGER'S LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    For the year ended December 31, 2002, the Driehaus European Opportunity Fund returned -2.30%. This compares with a return of -18.38% for the Morgan Stanley Capital International (MSCI) Europe Index for the same period.

    Since the fund's inception on December 31, 1998, through December 31, 2002, the Driehaus European Opportunity Fund posted an annualized return of 18.79%, compared with the MSCI Europe Index's return of -8.72% over the same time.(1)

    2002 was another challenging year for investors in the European markets, who endured an exceptionally volatile first half, a brutal bear market during the summer, and a further market plunge in early October. All of the major market sectors in Western Europe ended the year badly battered, with numerous double-digit losses, as the ripple effects of the technology collapse continued to be felt. In this environment, the fund continued to follow the Driehaus philosophy of investing in the best individual growth opportunities we could find in the marketplace.

    Over the past year, that philosophy led us to increase our allocation to Eastern European countries, where emerging markets in Hungary, Estonia, and Russia, among others, were enjoying more rapid growth than their more developed counterparts in Western Europe. At year end, the fund had just under 19% of its assets invested in Eastern Europe. This decision, as well as our individual stock selections, benefited the fund's performance and helped the fund outperform its benchmark by more than 1600 basis points for the year.

    Specifically, our search for growth prompted us to establish and expand positions in the finance sector in both Eastern Europe and Russia and also in Russian telecommunications. With the European Union's approval of the entry of eight Eastern European countries by May 2004, we expect to see an accelerated rate of convergence between these economies and those of Western Europe, resulting in declining inflation and interest rates, increased foreign investment, and stronger local currencies and financial markets. This has already benefited the banking industry of this region and domestic consumers in these countries, as well as the stocks related to these areas.

    In Russia, we also saw a strong consumer and relatively rapid growth. Higher oil prices helped the country finish 2002 with financial reserves at record levels, and GDP growth for the year exceeded estimates. This economic growth translated to higher incomes for many Russians, which in turn boosted consumer demand for goods and services, including telecom. We believe the telecom sector continues to offer good growth potential, especially in underpenetrated markets beyond Moscow.

    In Western Europe, our largest weighting remained the UK, which also constitutes the largest component of the MSCI Europe Index. Over the past 12 months, the UK continued to see strong economic growth, driven by consumer spending that remained robust. While we increased our weighting of the Netherlands over the past six months, this decision was based on stock-specific plays in technology during the fourth quarter, rather than country-specific factors.

    During most of the past year, the fund was underweight in Germany, which -- faced with virtually flat growth, a mounting budget deficit, and rising unemployment -- sustained the biggest losses in Europe in 2002, particularly during the summer sell-off. By the end of the year, the telecom, healthcare, and finance areas of the German market had offered some attractive stock-specific opportunities, and our position in German shares ended the year slightly overweight relative to the index.

    As of December 31, 2002, the fund's heaviest sector weightings were finance, where our allocation was close to that of the index, and telecom, where we were overweighted. Both of these decisions benefited the fund's performance. The majority of our financial holdings were in the banking area, while we underweighted the European insurance industry, which collapsed as insurers were caught between rising claims and balance sheets weakened by worldwide stock market losses. At the same time, the telecom sector added to the fund's returns as the only sector of the European market to finish the second half in the black.

    In December 2002, the European Central Bank made a much-awaited half-point cut in interest rates, which could help to bolster confidence in the euro region's prospects and boost share prices on anticipation of continued consumer spending and increased corporate investment. Meanwhile, the strength of the euro, which has hit a series of multi-year highs versus the U.S. dollar, helped to ease inflation, providing additional room for further rate reductions. Of course, much depends on the outcome of the potential war with Iraq and the continued progress of the economic recovery in the U.S. Given these factors, our outlook for Europe in 2003 remains conditionally positive.

Sincerely,

/s/ Ivo St. Kovachev
Ivo St. Kovachev
Portfolio Manager
January 30, 2003

---------------

(1) During these periods, the Fund's returns reflect fee waivers and/or reimbursements without which performance would have been lower.

DRIEHAUS EUROPEAN OPPORTUNITY FUND

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund's inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

----------------------------------------------------------------------------------------------------------
                                                                                    Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02                  1 Year    3 Years   (12/31/98 - 12/31/02)
----------------------------------------------------------------------------------------------------------
 Driehaus European Opportunity Fund (DREOX)(1)                -2.30%    -9.61%          18.79%
 MSCI Europe Index(2)                                        -18.38%   -15.71%          -8.72%
 Lipper European Region Fund Index(3)                        -17.43%   -14.63%          -5.63%
----------------------------------------------------------------------------------------------------------

[PERFORMANCE GRAPH]

                                                                                                         LIPPER EUROPEAN REGION
                                                         DREOX1                MSCI EUROPE INDEX2              FUND INDEX3
                                                         ------                ------------------        ----------------------
Jan 1999                                                   10000                       10000                       10000
                                                           10420                        9789                        9908
Jun 1999                                                   10830                        9759                       10071
                                                           12420                        9873                       10210
Dec 1999                                                   26990                       11589                       12749
                                                           38550                       11599                       14049
Jun 2000                                                   31660                       11232                       13327
                                                           29710                       10411                       12590
Dec 2000                                                   26007                       10617                       12421
                                                           20767                        8967                       10343
Jun 2001                                                   20125                        8790                       10172
                                                           17311                        7726                        8710
Dec 2001                                                   20400                        8504                        9605
                                                           21002                        8495                        9650
Jun 2002                                                   21511                        8113                        9372
                                                         18299.9                     6260.38                     7303.92
Dec 2002                                                   19931                     6941.41                     7931.24

---------------

(1) The returns for these periods reflect fee waivers and/or reimbursements without which performance would have been lower.

(2) The Morgan Stanley Capital International Europe Index (MSCI Europe Index) is a recognized benchmark of European stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 16 European countries. Data is in U.S. dollars. Source: Strategic Financial Solutions, L.L.C.

(3) The Lipper European Region Fund Index is an equally weighted managed index of the largest qualifying funds that invest in equity securities with primary trading markets or operations concentrated in the European region or a single country within this region. Data is in U.S. dollars. Source: Lipper Analytical Services.

                                                                      EXHIBIT F
--------------------------------------------------------------------------------
        DRIEHAUS ASIA PACIFIC GROWTH FUND  -- PORTFOLIO MANAGER'S LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    For the year ended December 31, 2002, the Driehaus Asia Pacific Growth Fund returned -15.48%. This compares with a return of -8.34% for the Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Free Index for the same period.

    In the five years since the fund's inception on December 31, 1997, through December 31, 2002, the Driehaus Asia Pacific Growth Fund posted an annualized return of 11.55%, compared with -3.33% for the MSCI AC Asia Pacific Free Index over the same time.(1)

    While selected markets within the Asia-Pacific region performed well during 2002, the significant erosion of the U.S. dollar and the sluggish recovery of the American economy had a generally negative impact on the region's export-dependent economies. Many of these markets also suffered from the fact that the much-anticipated recovery in the technology sector never got underway. With the exception of South Korea, the countries where the fund had double-digit weightings--Hong Kong, Japan, China, and Taiwan--all ended the year in the negative column. Our significant overweighting of South Korea, Thailand, Indonesia, and India--all countries with positive returns for 2002--was not enough to offset the general downward trend in the region, and--like its benchmark--the fund ended the year with a loss.

    During the first half of the year, our strategy of overweighting selected markets and our purchase of a number of small cap stocks with little exposure to developments in the U.S. market, especially in Hong Kong and South Korea, worked well for the fund. South Korean consumers, in particular, represented a strong force in that country's economy, as they took advantage of more accessible and more affordable consumer credit to maintain spending levels and create demand for domestic goods and services. We played this trend by investing in the finance sector as well as consumer-related shares, such as discount retailers.

    Based on industry-specific earnings improvements and market share gains, we also increased our weighting in Japan, allocating as much as 45% of the fund's assets to Japanese stocks in the third quarter of 2002. Our investment themes there included auto parts, electronics, and property stocks, particularly in the development of American-style shopping malls, which represent an underpenetrated area of the Japanese market.

    By the second half, however, Chinese officials had clamped down on entrepreneurs in Hong Kong, triggering a decline in our small cap holdings there, while the South Korean government placed restrictions on credit card lending, dampening what had been one of Asia's healthiest markets. Then, in December, the geopolitical situation worsened, as North Korea announced that it was expelling UN inspectors in a prelude to its decision to withdraw from the nuclear arms treaty, renewing old tensions with South Korea and the U.S. The effect on investor sentiment and the South Korean market was immediate.

    Although we remained underweight in Japan throughout the year in favor of better growth stories elsewhere in the region, our exposure was at historical highs for the fund. Consequently, the performance of the Japanese market, which was among the worst in the region for 2002, had a negative impact on the fund's annual return. By year-end 2002, given the continued disarray in the banking industry and the ongoing deflation in the Japanese economy, we had reduced our exposure to Japan to less than 15%, the lowest level in the five-year history of the fund.

    As we worked to reduced our exposure to Japan, we reallocated assets to various sectors of the market, including commodity plays in China and Hong Kong, banking and generic pharmaceuticals in India, and internet-related stocks in South Korea and China. As part of this process, we had also built up a large cash position, which took time to redeploy into the market. This further impacted the fund's performance, as we were not able to fully capitalize on the rally in Southeast Asian stocks during the fourth quarter.

    Looking ahead to 2003, we believe that the perceived risks of investing in the markets of the Asia-Pacific region are outweighed by the risk of missing a potential turn in these markets in coming months. Despite the overall political and economic climate in the region, many of these economies are showing signs that they are ready for a rebound. As with markets around the world, a resolution of the situations in Iraq and North Korea--or a sharp surge in the U.S. market--could provide the stimulus needed.

Sincerely,

/s/ Eric J. Ritter
Eric J. Ritter, CFA
Portfolio Manager
January 30, 2003

---------------

(1) During these periods, the Fund's returns reflect fee waivers and/or reimbursements without which performance would have been lower.

DRIEHAUS ASIA PACIFIC GROWTH FUND

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund's inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

----------------------------------------------------------------------------------------------------------
                                                                                    Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02        1 Year    3 Years   5 Years   (12/31/97 - 12/31/02)
----------------------------------------------------------------------------------------------------------
 Driehaus Asia Pacific Growth Fund (DRAPX)(1)      -15.48%   -21.77%   11.55%           11.55%
 MSCI AC Asia Pacific Free Index(2)                 -8.34%   -19.59%   -3.33%           -3.33%
 Lipper Pacific Region Fund Index(3)                -8.37%   -21.24%   -3.30%           -3.30%
----------------------------------------------------------------------------------------------------------

(PERFORMANCE GRAPH)

                                                                              MSCI AC ASIA PACIFIC        LIPPER PACIFIC REGION
                                                         DRAPX1                    FREE INDEX2                 FUND INDEX3
                                                         ------               --------------------        ---------------------
Jan 1998                                                   10000                      10000                        10000
                                                            9950                      10410                        10282
Jun 1998                                                    8500                       9272                         8880
                                                            8300                       8062                         8082
Dec 1998                                                    9900                      10256                         9705
                                                           12160                      11381                        10443
Jun 1999                                                   16940                      12816                        12887
                                                           21940                      13949                        13647
Dec 1999                                                   36084                      16234                        17308
                                                           38271                      16255                        16825
Jun 2000                                                   30635                      15161                        14815
                                                           26679                      13392                        13055
Dec 2000                                                   25399                      11617                        11237
                                                           21857                      10733                        10193
Jun 2001                                                   21886                      10816                        10456
                                                           18373                       8821                         8488
Dec 2001                                                   20436                       9209                         9228
                                                           23371                       9639                      9827.56
Jun 2002                                                 22367.4                       9854                         9883
                                                           19129                       8609                         8545
Dec 2002                                                   17274                       8441                         8456

---------------

(1) The returns for these periods reflect fee waivers and/or reimbursements without which performance would have been lower.

(2) The Morgan Stanley Capital International All Country Asia Pacific Free Index (MSCI AC Asia Pacific Free Index) is a recognized benchmark of Asian and Pacific Basin stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 14 Asian and Pacific Basin countries. This index aims to capture 85 percent of the free float adjusted market capitalization in each industry group in each country. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc. The Fund's performance has previously been compared to the Morgan Stanley Capital International Asia Pacific Index. This index has been discontinued by Morgan Stanley because it was comprised of securities regardless of any restrictions a foreign investor who wished to invest directly in those securities would face. Morgan Stanley replaced this index with the MSCI AC Asia Pacific Free Index which, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities.

(3) The Lipper Pacific Region Fund Index is an equally weighted managed index of the largest qualifying funds that invest in securities with primary trading markets concentrated in the Western Pacific Basin or a single country within this region. Data is in U.S. dollars. Source: Lipper Analytical Services.

                              DRIEHAUS MUTUAL FUNDS

                        Supplement dated May 22, 2003 to
                          Prospectus dated May 1, 2003

On May 19, 2003, the Board of Trustees of Driehaus Mutual Funds (the "Funds") approved two Agreements and Plans of Reorganization (the "Plans") under which the assets of Driehaus International Growth Fund and Driehaus European Opportunity Fund would be combined with those of Driehaus International Discovery Fund, and the assets of Driehaus Asia Pacific Growth Fund would be combined with those of Driehaus Emerging Markets Growth Fund. Each Plan requires approval by the shareholders of the Fund whose assets are being acquired, and will be submitted to shareholders for their consideration at meetings to be held in September 2003. To assist shareholders in considering the Plan, shareholders will receive a combined proxy statement/prospectus that describes the reorganizations, which are intended to be tax-free. If approved by shareholders, the reorganizations are expected to be completed by the end of the third quarter of 2003.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

 For more information, please call the Driehaus Mutual Funds at (800) 560-6111.

                                                                      PROSPECTUS
                                                                     MAY 1, 2003

                                (DRIEHAUS LOGO)

                              25 EAST ERIE STREET
                            CHICAGO, ILLINOIS 60611
                                 1-800-560-6111

DRIEHAUS INTERNATIONAL GROWTH FUND

DRIEHAUS INTERNATIONAL DISCOVERY FUND

DRIEHAUS EUROPEAN OPPORTUNITY FUND

DRIEHAUS ASIA PACIFIC GROWTH FUND

DRIEHAUS EMERGING MARKETS GROWTH FUND

                             Distributed by:
                     DRIEHAUS SECURITIES CORPORATION

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful and complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Overview....................................................    1
Driehaus International Growth Fund Summary..................    2
Driehaus International Discovery Fund Summary...............    6
Driehaus European Opportunity Fund Summary..................   10
Driehaus Asia Pacific Growth Fund Summary...................   14
Driehaus Emerging Markets Growth Fund Summary...............   18
The Funds...................................................   22
  Investment Philosophy.....................................   22
  Investment Objectives and Principal Investment
     Strategies.............................................   22
     Driehaus International Growth Fund.....................   22
     Driehaus International Discovery Fund..................   23
     Driehaus European Opportunity Fund.....................   23
     Driehaus Asia Pacific Growth Fund......................   24
     Driehaus Emerging Markets Growth Fund..................   25
  Related Risks.............................................   25
  Portfolio Investments and Other Risk Considerations.......   27
Management of the Funds.....................................   31
Shareholder Information.....................................   33
  Net Asset Value...........................................   33
  Opening an Account........................................   33
  How to Purchase Shares....................................   34
  General Purchase Information..............................   35
  How to Redeem Shares......................................   36
  General Redemption Information............................   36
  Shareholder Services and Policies.........................   38
  Dividend and Account Policies.............................   39
  Distributions and Taxes...................................   39

--------------------------------------------------------------------------------
                                    OVERVIEW
--------------------------------------------------------------------------------

GOAL OF THE DRIEHAUS MUTUAL FUNDS

Each of the Driehaus Mutual Funds strives to increase the value of your investment (capital appreciation). In other words, each Fund tries to buy stocks with a potential to appreciate in price. Each Fund has its own strategy for achieving this goal with a related risk/return profile but employs common growth techniques. Because stock markets in general, and the individual securities purchased by the Funds, go down in price as well as up, you may lose money by investing in the Funds. The Funds are specialized investment vehicles and should be used as part of your overall investment strategy to diversify your holdings. So please review all the disclosure information carefully.

WHO MAY WANT TO INVEST IN THE FUNDS

These international growth funds may be an appropriate investment if you:

     - Want to diversify your portfolio of domestic investments into international stocks
     -  Are not looking for current income
     -  Are prepared to receive taxable long-term and short-term capital gains
     - Are willing to accept higher short-term risk in exchange for potentially higher long-term returns
     - Want to complement your U.S. holdings through equity investments in countries outside the United States
     - Can tolerate the increased price volatility, currency fluctuations and other risks associated with growth style investing and investing in non-U.S. securities
     - Are investing with long-term goals in mind (such as retirement or funding a child's education, which may be many years in the future)

THE DRIEHAUS MUTUAL FUNDS ADVISER

Each of the Driehaus Mutual Funds is managed by Driehaus Capital Management, Inc. (the "Adviser"), a registered investment adviser founded in 1982. As of March 31, 2003, the Adviser managed approximately $1.7 billion.

INVESTMENT PHILOSOPHY

The Adviser believes that, over time, revenue and earnings growth are the primary determinants of equity valuations. Accordingly, the Adviser concentrates the Funds' investments in companies which have demonstrated the ability to rapidly increase sales and earnings, as well as the potential for continued growth in the future. The Adviser evaluates the earnings quality of such companies to determine whether current earnings might indicate future results. In addition, the Adviser may analyze a foreign firm's value in relation to a domestic firm's value. Factors such as strong company earnings reports, increased order backlogs, new product introductions, and industry developments alert the Adviser to potential investments. The Adviser combines this information with its own technical analyses to reach an overall determination about the attractiveness of specific securities. To a lesser extent, the Adviser also uses macroeconomics or country-specific analyses. While the Adviser seeks companies that have demonstrated superior earnings growth, the Adviser may also purchase the stock of companies based on the expectation of capital appreciation where there is no demonstrable record of earnings growth or increasing sales. This investment philosophy results in high portfolio turnover. High portfolio turnover in any year may result in payment by a Fund of above-average amounts of transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

FUND DISTRIBUTIONS

The Funds intend to pay dividends, if any, at least annually. Such distributions can consist of both ordinary income and any realized capital gains. Unless you are purchasing Fund shares through a tax-exempt or tax-deferred account (such as an individual retirement account (IRA)), buying Fund shares at a time when the Fund has substantial recognized or unrecognized gains can cost you money in taxes. To avoid "buying a dividend," check a Fund's distribution schedule before you invest. On a continuing basis, due to high portfolio turnover generated by the Funds, a greater percentage of capital gains may be paid each year by a Fund with a significant percentage of the dividend constituting short-term capital gains, which are taxed at ordinary income tax rates. You should consult your tax adviser regarding your tax situation.

--------------------------------------------------------------------------------
                   DRIEHAUS INTERNATIONAL GROWTH FUND SUMMARY
--------------------------------------------------------------------------------

GOAL AND STRATEGY

The Driehaus International Growth Fund seeks to maximize capital appreciation. To do so, the Fund invests in the stocks of foreign companies. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in at least three countries other than the United States. The Fund may invest a substantial portion of its assets in emerging markets from time to time.

The Fund uses a growth style of investment by investing in stocks which the Adviser believes have some or all of the following characteristics:

     -  Dominant products or market niches
     -  Improved sales outlook or opportunities
     -  Demonstrated sales growth and earnings
     - Cost restructuring programs which are expected to positively affect company earnings
     - Increased order backlogs, new product introductions, or industry developments which are expected to positively affect company earnings

The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment.

PORTFOLIO SECURITIES

The Fund invests primarily in the equity securities of foreign companies. In general, the Fund invests in companies with market capitalizations of over $1.5 billion and will not invest in securities of issuers with market capitalizations of less than $200 million.

PRINCIPAL RISK FACTORS

The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund. In addition, this is an international fund and, therefore, all the risks of foreign investment are present:

     -  Less liquidity
     -  Greater volatility
     -  Political instability
     -  Restrictions on foreign investment and repatriation of capital
     -  Less complete and reliable information about foreign companies
     -  Reduced government supervision of some foreign securities markets
     -  Lower responsiveness of foreign management to shareholder concerns
     -  Foreign economic problems like the Asian and Emerging Market crises of
        1998
     - Fluctuation in exchange rates of foreign currencies and risks of devaluation
     - The uncertainty associated with the long-term acceptance of the "euro" and the monetary union
     - Emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments

This is a nondiversified fund; compared to other funds, the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers. As a consequence, the Fund may be subject to greater risks and larger losses than diversified funds. In addition, from time to time the Fund may have significant weightings in particular sectors, which may subject the Fund to greater risks than less sector-concentrated funds.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

PERFORMANCE

The Fund's returns will vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time, and gives some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year-to-year for the past 10 years and by comparing the Fund's average annual total returns with two broad measures of market performance and an index of funds with investment objectives similar to those of the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. During certain periods, fee waivers were in effect; otherwise, the Fund's returns would have been lower.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

     ANNUAL RETURNS FOR THE YEARS ENDED DECEMBER 31*        During the periods
                                                            shown in the bar
                                                            chart, the highest
                                                            return for a quarter
                                                            was 66.38% (quarter
                                                            ended 12/31/99) and
                                                            the lowest return
                                                            for a quarter was
                                                            -20.80% (quarter
(BAR CHART)                                                 ended 03/31/01).

                                                                            ANNUAL RETURNS
                                                                            --------------
1993                                                                             73.71
1994                                                                            -13.61
1995                                                                             18.08
1996                                                                             24.47
1997                                                                             14.39
1998                                                                             15.15
1999                                                                             98.94
2000                                                                            -33.53
2001                                                                            -31.33
2002                                                                            -24.81

                                                                                                    Including Predecessor
                                                                                                         Partnership
                                                                        Fund Only                   ----------------------
                                                           -----------------------------------                    Since
                                                                               Since Inception                  Inception
                                                                                 (10/28/96 -                    (7/1/90 -
  AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002     1 Year    5 Years      12/31/02)         10 Years    12/31/02)
        (data includes reinvestment of dividends)          ------    -------   ---------------      --------    ---------
Driehaus International Growth Fund
  Return Before Taxes....................................  -24.81%   -4.70%          -1.22%          7.09%*       7.08%*
  Return After Taxes on Distributions....................  -24.81%   -7.47%          -4.21%           N/A**        N/A**
  Return After Taxes on Distributions and Sale of Fund
    Shares...............................................  -15.24%   -3.62%          -1.19%           N/A**        N/A**
MSCI EAFE(R) Growth Index***
  (reflects no deduction for fees, expenses, or taxes)...  -16.02%   -5.43%       -3.90(a)%           1.53%        0.12%
MSCI AC World Free Ex US Index****
  (reflects no deduction for fees, expenses, or taxes)...  -14.67%   -2.66%       -1.42(a)%           4.17%        2.35%
Lipper International Fund Index*****
  (reflects no deduction for taxes)......................  -13.83%   -1.64%        0.68(a)%           5.56%        3.77%

---------------
    * The Driehaus International Growth Fund performance data shown above includes the performance of the Driehaus International Large Cap Fund, L.P. (the "Partnership"), the Fund's predecessor, for the periods before the Fund's registration statement became effective. The Partnership, which was established on July 1, 1990, was managed following substantially the same objective, policies and philosophies as are currently followed by the Fund, successor to the Partnership's assets on October 28, 1996. The Partnership was not registered under the Investment Company Act of 1940 (the "1940 Act") and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Partnership's performance has been restated to reflect estimated expenses of the Fund.

   **   After-tax performance returns are not included for the periods that include the predecessor Partnership. The Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings or profits. If taxes paid on allocable gains or income were taken into account, the 10-year and since-inception after-tax returns may have been substantially lower than the pre-tax returns.

  ***   The Morgan Stanley Capital International Europe, Australasia and Far
East Growth Index (MSCI EAFE(R) Growth Index) is a widely recognized benchmark of non-U.S. growth stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 21 European and Pacific Basin countries. Source: Morgan Stanley Capital International Inc.

 ****   The Morgan Stanley Capital International All Country World Free Ex US
Index (MSCI AC World Free Ex US Index) is a recognized benchmark of non-U.S. stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 48 countries. The MSCI AC World Free Ex US Index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. Source: Morgan Stanley Capital International Inc.

*****   The Lipper International Fund Index is an equally-weighted managed index of the largest qualifying international funds that invest in securities with primary trading markets outside of the United States. Source: Lipper Analytical Services.

(a)     Covers period from November 1, 1996 through December 31, 2002.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

INVESTOR EXPENSES

SHAREHOLDER FEES. All Driehaus Mutual Funds are no-load investments, so you will not pay any shareholder fees (such as sales loads) when you buy or sell shares of the Fund unless you sell your shares within 60 days after purchase, as described in the table below. There is a $25 charge for payments of redemption proceeds by wire (which may be waived for certain financial institutions; however, certain financial institutions may charge an account-based service fee).

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

FEES AND EXPENSES OF THE FUND. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases...................    None
Maximum Deferred Sales Charge...............................    None
Maximum Sales Charge Imposed on Reinvested Dividends........    None
Redemption Fee* (as a % of amount redeemed).................    2.00%
Exchange Fee................................................    None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets, expressed as a % of average net assets)
Management Fee..............................................    1.50%
Other Expenses..............................................    0.48%
                                                                ----
Total Annual Fund Operating Expenses........................    1.98%+
                                                                ====

---------------
 * For shares redeemed within 60 days of purchase.

 + The Fund participates in a commission recapture program by directing certain portfolio trades to brokers who have agreed to rebate, to the Fund, a portion of the commissions generated. For the year ended December 31, 2002, these rebates were used to pay certain Fund expenses, which ultimately reduced the Fund's "Total Annual Fund Operating Expenses" to 1.65%.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS  5 YEARS  10 YEARS
------   -------  -------  --------
 $203     $627    $1,077    $2,323

--------------------------------------------------------------------------------
           FINANCIAL HIGHLIGHTS -- DRIEHAUS INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information for the year ended December 31, 2001 and prior was audited by other auditors who have ceased operations.

                                          FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                             ENDED              ENDED              ENDED              ENDED
                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                              2002               2001               2000               1999
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....    $   6.73           $   9.81           $  21.13           $  11.55
                                            --------           --------           --------           --------
  INCOME (LOSS) FROM INVESTMENT
    OPERATIONS:
  Net investment loss...................       (0.01)             (0.03)             (0.13)             (0.13)
  Net realized and unrealized gain
    (loss) on investments...............       (1.66)             (3.04)             (6.88)             11.31
                                            --------           --------           --------           --------
         Total income (loss) from
           investment operations........       (1.67)             (3.07)             (7.01)             11.18
                                            --------           --------           --------           --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
    income..............................          --                 --                 --                 --
  Distributions from capital gains......          --              (0.01)             (4.31)             (1.60)
                                            --------           --------           --------           --------
         Total distributions............          --              (0.01)             (4.31)             (1.60)
                                            --------           --------           --------           --------
Net asset value, end of period..........    $   5.06           $   6.73           $   9.81           $  21.13
                                            ========           ========           ========           ========
         Total Return...................      (24.81)%           (31.33)%           (33.53)%            98.94 %
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..    $107,097           $170,227           $284,059           $466,571
  Ratio of expenses before fees paid
    indirectly to average net assets....        1.98 %             1.88 %             1.78 %             1.82 %
  Ratio of net expenses to average net
    assets..............................        1.65 %(#)          1.87 %(#)          1.78 %             1.82 %
  Ratio of net investment loss to
    average net assets..................       (0.18)%(#)         (0.35)%(#)         (0.92)%            (1.03)%
  Portfolio turnover....................      361.18 %           535.69 %           404.21 %           273.64 %
  Annualized portfolio turnover.........      361.18 %           535.69 %           404.21 %           273.64 %
---------------------------------------------------------------------------------------------------------------

                                          FOR THE FOUR
                                          MONTH PERIOD
                                          SEPTEMBER 1,         FOR THE YEAR
                                          1998 THROUGH            ENDED
                                          DECEMBER 31,          AUGUST 31,
                                              1998                 1998
----------------------------------------  ---------------------------------
Net asset value, beginning of period....    $  12.39             $  11.90
                                            --------             --------
  INCOME (LOSS) FROM INVESTMENT
    OPERATIONS:
  Net investment loss...................       (0.04)               (0.07)
  Net realized and unrealized gain
    (loss) on investments...............       (0.25)                1.77
                                            --------             --------
         Total income (loss) from
           investment operations........       (0.29)                1.70
                                            --------             --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
    income..............................          --                   --
  Distributions from capital gains......       (0.55)               (1.21)
                                            --------             --------
         Total distributions............       (0.55)               (1.21)
                                            --------             --------
Net asset value, end of period..........    $  11.55             $  12.39
                                            ========             ========
         Total Return...................       (2.04)%**            16.50 %
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..    $223,831             $229,088
  Ratio of expenses before fees paid
    indirectly to average net assets....        2.00 %*              1.88 %
  Ratio of net expenses to average net
    assets..............................        2.00 %*              1.88 %
  Ratio of net investment loss to
    average net assets..................       (1.46)%*             (0.54)%
  Portfolio turnover....................      116.28 %**           219.78 %
  Annualized portfolio turnover.........      347.89 %             219.78 %
--------------------------------------------------------------------------------------------------------------------------

 * Annualized.

** Not annualized.

# Such ratios are net of fees paid indirectly through a commission recapture program.

--------------------------------------------------------------------------------
                 DRIEHAUS INTERNATIONAL DISCOVERY FUND SUMMARY
--------------------------------------------------------------------------------

GOAL AND STRATEGY

The Driehaus International Discovery Fund seeks to maximize capital appreciation. There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of small to mid-size foreign companies with market capitalizations of less than $1.5 billion. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in at least three different countries other than the United States. The Fund may invest a substantial portion of its assets in emerging markets from time to time.

The Fund uses a growth style of investment by investing in stocks which the Adviser believes have some or all of the following characteristics:

     -  Dominant products or market niches
     -  Improved sales outlook or opportunities
     -  Demonstrated sales growth and earnings
     - Cost restructuring programs which are expected to positively affect company earnings
     - Increased order backlogs, new product introductions, or industry developments which are expected to positively affect company earnings

The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment.

PORTFOLIO SECURITIES

There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of small to mid-size foreign companies with market capitalizations of less than $1.5 billion. The Fund may invest in companies with limited operating histories.

PRINCIPAL RISK FACTORS

The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund. In addition, this is an international fund and, therefore, all the risks of foreign investment are present:

     -  Less liquidity
     -  Greater volatility
     -  Political instability
     -  Restrictions on foreign investment and repatriation of capital
     -  Less complete and reliable information about foreign companies
     -  Reduced government supervision of some foreign securities markets
     -  Lower responsiveness of foreign management to shareholder concerns
     -  Foreign economic problems like the Asian and Emerging Market crises of
        1998
     - Fluctuation in exchange rates of foreign currencies and risks of devaluation
     - The uncertainty associated with the long-term acceptance of the "euro" and the monetary union
     - Emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments

Some emerging markets have experienced currency crises, and there is some risk of future crises. Past crises have caused some countries to institute currency reform measures which inhibit the free flow of currency out of their country. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments.

This is a nondiversified fund; compared to other funds, the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers. As a consequence, the Fund may be subject to greater risks and larger losses than diversified funds. In addition, from time to time the Fund may have significant weightings in particular sectors, which may subject the Fund to greater risks than less sector-concentrated funds.

--------------------------------------------------------------------------------
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
--------------------------------------------------------------------------------

PERFORMANCE

The Fund's returns will vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time, and gives some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year-to-year and by comparing the Fund's average annual total returns with two broad measures of market performance and an index of funds with investment objectives similar to those of the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. During these periods, fee waivers and/or expense reimbursements were in effect; otherwise, the Fund's returns would have been lower.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

     ANNUAL RETURNS FOR THE YEARS ENDED DECEMBER 31

(BAR CHART)

                                                                            ANNUAL RETURNS
                                                                            --------------
1999                                                                            213.65
2000                                                                            -11.29
2001                                                                            -14.36
2002                                                                            -12.90

During the periods shown in the bar chart, the highest return for a quarter was 89.29% (quarter ended 12/31/99) and the lowest return for a quarter was -21.16% (quarter ended 09/30/02).

                                                                           SINCE
                                                                         INCEPTION
                                                                        (12/31/98 -
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002          1 YEAR     12/31/02)
(data includes reinvestment of dividends)                     ------    -----------
Driehaus International Discovery Fund
  Return Before Taxes.......................................  -12.90%      20.00%
  Return After Taxes on Distributions.......................  -12.90%      18.41%
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................   -7.92%      16.10%
MSCI EAFE(R) Growth Index*
  (reflects no deduction for fees, expenses, or taxes)......  -16.02%     -11.30%
MSCI AC World Free Ex US Index**
  (reflects no deduction for fees, expenses, or taxes)......  -14.67%      -6.52%
Lipper International Small Cap Fund Index***
  (reflects no deduction for taxes).........................   -7.95%       1.30%

---------------

  * The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (MSCI EAFE(R) Growth Index) is a widely recognized benchmark of non-U.S. growth stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 21 European and Pacific Basin countries. Source: Morgan Stanley Capital International Inc.

 ** The Morgan Stanley Capital International All Country World Free Ex US Index (MSCI AC World Free Ex US Index) is a widely recognized benchmark of non-U.S. stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 48 countries. The MSCI AC World Free Ex US Index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. Source: Morgan Stanley Capital International Inc.

*** The Lipper International Small Cap Fund Index is an equally-weighted managed index of the largest qualifying funds that invest at least 65% of assets in equity securities of non-United States companies with a market capitalization of less than $1 billion at time of purchase. Source: Lipper Analytical Services.

--------------------------------------------------------------------------------
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
--------------------------------------------------------------------------------

INVESTOR EXPENSES

SHAREHOLDER FEES. All Driehaus Mutual Funds are no-load investments, so you will not pay any shareholder fees (such as sales loads) when you buy or sell shares of the Fund unless you sell your shares within 60 days after purchase, as described in the table below. There is a $25 charge for payments of redemption proceeds by wire (which may be waived for certain financial institutions; however, certain financial institutions may charge an account-based service fee).

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

FEES AND EXPENSES OF THE FUND. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases...................     None
Maximum Deferred Sales Charge...............................     None
Maximum Sales Charge Imposed on Reinvested Dividends........     None
Redemption Fee* (as a % of amount redeemed).................     2.00%
Exchange Fee................................................     None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets, expressed as a % of average net assets)
Management Fee..............................................     1.50%
Other Expenses..............................................     0.76%
                                                                -----
Total Annual Fund Operating Expenses........................     2.26%**+
                                                                =====

---------------
 * For shares redeemed within 60 days of purchase.

** The Fund will be reimbursed through June 30, 2003, for expenses exceeding the 2.40% expense cap after reduction of amounts received through commission recapture programs that are applied to Fund expenses.

 + The Fund participates in a commission recapture program by directing certain portfolio trades to brokers who have agreed to rebate, to the Fund, a portion of the commissions generated. For the year ended December 31, 2002, these rebates were used to pay certain Fund expenses, which ultimately reduced the Fund's "Total Annual Fund Operating Expenses" to 1.86%.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$232      $714     $1,222     $2,617

--------------------------------------------------------------------------------
         FINANCIAL HIGHLIGHTS -- DRIEHAUS INTERNATIONAL DISCOVERY FUND
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information for the year ended December 31, 2001 and prior was audited by other auditors who have ceased operations.

                                           FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED           ENDED           ENDED
                                           DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                               2002            2001            2000            1999
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...      $ 20.70         $ 24.17         $ 28.25         $ 10.00
                                             -------         -------         -------         -------
  INCOME (LOSS) FROM INVESTMENT
     OPERATIONS:
  Net investment loss..................        (0.12)          (0.24)          (0.23)          (0.17)
  Net realized and unrealized gain
     (loss) on investments.............        (2.55)          (3.23)          (2.95)          21.14
                                             -------         -------         -------         -------
          Total income (loss) from
            investment operations......        (2.67)          (3.47)          (3.18)          20.97
                                             -------         -------         -------         -------
  LESS DISTRIBUTIONS:
  Dividends from net investment
     income............................           --              --              --              --
  Distributions from capital gains.....           --              --           (0.90)          (2.72)
                                             -------         -------         -------         -------
          Total distributions..........           --              --           (0.90)          (2.72)
                                             -------         -------         -------         -------
Net asset value, end of period.........      $ 18.03         $ 20.70         $ 24.17         $ 28.25
                                             =======         =======         =======         =======
          Total Return.................       (12.90)%        (14.36)%        (11.29)%        213.65 %
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
     000's)............................      $68,113         $44,847         $51,405         $26,242
  Ratio of expenses before fees paid
     indirectly to average net
     assets............................         2.26 %+         2.34 %+         2.10 %+         2.43 %+
  Ratio of net expenses to average net
     assets............................         1.86 %+#        2.31 %+#        2.10 %+         2.43 %+
  Ratio of net investment loss to
     average net assets................        (0.71)%+#       (1.12)%+#       (0.85)%+        (1.60)%+
  Portfolio turnover...................       405.69 %        612.64 %        407.96 %        267.86 %
-------------------------------------------------------------------------------------------------------

+ Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements, when applicable. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1998 through December 31, 2001. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund's operating expense cap for the first fifty-four months of its operations. For the period from December 31, 1998 through May 31, 1999, the Fund's operating expense cap was 2.50% of average net assets. For the period June 1, 1999 through June 30, 2002, the operating expense cap was reduced to 2.40% of average net assets. Beginning July 1, 2002 through June 30, 2003, the Fund will be reimbursed for expenses exceeding the 2.40% expense cap after reduction of amounts received through commission recapture programs that are applied to Fund expenses.

# Such ratios are net of fees paid indirectly through a commission recapture program.

--------------------------------------------------------------------------------
                   DRIEHAUS EUROPEAN OPPORTUNITY FUND SUMMARY
--------------------------------------------------------------------------------

GOAL AND STRATEGY

The Driehaus European Opportunity Fund seeks to maximize capital appreciation. To do so, the Fund invests in the stocks of European companies. Under normal circumstances, the Fund invests substantially all (no less than 80%) of its net assets, plus the amount of any borrowings for investment purposes, in investments in Europe. The Fund may invest a substantial portion of its assets in emerging markets.

The Fund uses a growth style of investment by investing in stocks which the Adviser believes have some or all of the following characteristics:

     -  Dominant products or market niches
     -  Improved sales outlook or opportunities
     -  Demonstrated sales growth and earnings
     - Cost restructuring programs which are expected to positively affect company earnings
     - Increased order backlogs, new product introductions, or industry developments which are expected to positively affect company earnings

The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment.

PORTFOLIO SECURITIES

The Fund invests primarily in the equity securities of European companies. The Fund may invest in companies with limited operating histories.

PRINCIPAL RISK FACTORS

The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund. In addition, this is an international fund and, therefore, all the risks of foreign investment are present:

     -  Less liquidity
     -  Greater volatility
     -  Political instability
     -  Restrictions on foreign investment and repatriation of capital
     -  Less complete and reliable information about foreign companies
     -  Reduced government supervision of some foreign securities markets
     -  Lower responsiveness of foreign management to shareholder concerns
     -  Foreign economic problems like the Asian and Emerging Market crises of
        1998
     - Fluctuation in exchange rates of foreign currencies and risks of devaluation
     - The uncertainty associated with the long-term acceptance of the "euro" and the monetary union
     - Emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments

This is a nondiversified fund; compared to other funds, the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers. As a consequence, the Fund may be subject to greater risks and larger losses than diversified funds. In addition, from time to time the Fund may have significant weightings in particular sectors, which may subject the Fund to greater risks than less sector-concentrated funds.

--------------------------------------------------------------------------------
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
--------------------------------------------------------------------------------

PERFORMANCE

The Fund's returns will vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time, and gives some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year-to-year and by comparing the Fund's average annual total returns with a broad measure of market performance and an index of funds with investment objectives similar to those of the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. During these periods, fee waivers and/or expense reimbursements were in effect; otherwise, the Fund's returns would have been lower.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

     ANNUAL RETURNS FOR THE YEARS ENDED DECEMBER 31

(BAR CHART)

                                                                            ANNUAL RETURNS
                                                                            --------------
1999                                                                            169.90
2000                                                                             -3.64
2001                                                                            -21.56
2002                                                                             -2.30

During the periods shown in the bar chart, the highest return for a quarter was 117.31% (quarter ended 12/31/99) and the lowest return for a quarter was -20.15% (quarter ended 03/31/01).

                                                                           SINCE
                                                                         INCEPTION
                                                                        (12/31/98 -
    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002      1 YEAR     12/31/02)
         (data includes reinvestment of dividends)            ------    -----------
Driehaus European Opportunity Fund
  Return Before Taxes.......................................   -2.30%      18.79%
  Return After Taxes on Distributions.......................   -2.30%      18.59%
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................   -1.41%      15.64%
MSCI Europe Index*
  (reflects no deduction for fees, expenses, or taxes)......  -18.38%      -8.72%
Lipper European Region Fund Index**
  (reflects no deduction for taxes).........................  -17.43%      -5.63%

---------------
 * The Morgan Stanley Capital International Europe Index (MSCI Europe Index) is a recognized benchmark of European stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 16 European countries. Source: Strategic Financial Solutions, L.L.C.

** The Lipper European Region Fund Index is an equally-weighted managed index of the largest qualifying funds that invest in equity securities with primary trading markets or operations concentrated in the European region or a single country within this region. Source: Lipper Analytical Services.

--------------------------------------------------------------------------------
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
--------------------------------------------------------------------------------

INVESTOR EXPENSES

SHAREHOLDER FEES. All Driehaus Mutual Funds are no-load investments, so you will not pay any shareholder fees (such as sales loads) when you buy or sell shares of the Fund unless you sell your shares within 60 days after purchase, as described in the table below. There is a $25 charge for payments of redemption proceeds by wire (which may be waived for certain financial institutions; however, certain financial institutions may charge an account-based service fee).

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

FEES AND EXPENSES OF THE FUND. This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases...................    None
Maximum Deferred Sales Charge...............................    None
Maximum Sales Charge Imposed on Reinvested Dividends........    None
Redemption Fee* (as a % of amount redeemed).................    2.00%
Exchange Fee................................................    None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets, expressed as a % of average net assets)
Management Fee..............................................    1.50%
Other Expenses..............................................    1.81%
                                                                ----
Total Annual Fund Operating Expenses........................    3.31%**+
                                                                ====

---------------
 * For shares redeemed within 60 days of purchase.

** The Fund will be reimbursed through June 30, 2003, for expenses exceeding the 2.10% expense cap after reduction of amounts received through commission recapture programs that are applied to Fund expenses.

 + The Fund participates in a commission recapture program by directing certain portfolio trades to brokers who have agreed to rebate, to the Fund, a portion of the commissions generated. For the year ended December 31, 2002, these rebates were used to pay certain Fund expenses, which, together with the expense cap, ultimately reduced the Fund's "Total Annual Fund Operating Expenses" to 1.83%.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$339     $1,034    $1,752     $3,649

--------------------------------------------------------------------------------
           FINANCIAL HIGHLIGHTS -- DRIEHAUS EUROPEAN OPPORTUNITY FUND
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information for the year ended December 31, 2001 and prior was audited by other auditors who have ceased operations.

                                     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                        ENDED          ENDED          ENDED          ENDED
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         2002           2001           2000           1999
----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period...........................    $ 20.01        $ 25.51        $ 26.99        $ 10.00
                                       -------        -------        -------        -------
  INCOME (LOSS) FROM INVESTMENT
     OPERATIONS:
  Net investment loss..............      (0.04)         (0.09)         (0.39)         (0.11)
  Net realized and unrealized gain
     (loss) on investments.........      (0.42)         (5.41)         (0.60)         17.10
                                       -------        -------        -------        -------
          Total income (loss) from
            investment
            operations.............      (0.46)         (5.50)         (0.99)         16.99
                                       -------        -------        -------        -------
  LESS DISTRIBUTIONS:
  Dividends from net investment
     income........................         --             --             --             --
  Distributions from capital
     gains.........................         --             --          (0.49)            --
                                       -------        -------        -------        -------
          Total distributions......         --             --          (0.49)            --
                                       -------        -------        -------        -------
Net asset value, end of period.....    $ 19.55        $ 20.01        $ 25.51        $ 26.99
                                       =======        =======        =======        =======
          Total Return.............      (2.30)%       (21.56)%        (3.64)%       169.90 %
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
     000's)........................    $25,831        $25,512        $42,099        $21,997
  Ratio of expenses before fees
     paid indirectly to average net
     assets........................       2.18 %+        2.10 %+        2.04 %+        2.10 %+
  Ratio of net expenses to average
     net assets....................       1.83 %+#       2.07 %+#       2.04 %+        2.10 %+
  Ratio of net investment loss to
     average net assets............      (0.22)%+#      (0.40)%+#      (1.21)%+       (1.26)%+
  Portfolio turnover...............     367.45 %       587.41 %       500.76 %       214.90 %

--------------------------------------------------------------------------------
+ Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements, when applicable. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1998 through December 31, 2001. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund's operating expense cap for the first fifty-four months of its operations. For the period from December 31, 1998 through June 30, 2002, the Fund's operating expense cap was 2.10% of average net assets. Beginning July 1, 2002 through June 30, 2003, the Fund will be reimbursed for expenses exceeding the 2.10% expense cap after reduction of amounts received through commission recapture programs that are applied to Fund expenses.

# Such ratios are net of fees paid indirectly through a commission recapture program.

--------------------------------------------------------------------------------
                   DRIEHAUS ASIA PACIFIC GROWTH FUND SUMMARY
--------------------------------------------------------------------------------

GOAL AND STRATEGY

The Driehaus Asia Pacific Growth Fund seeks to maximize capital appreciation. To do so, the Fund invests in the stocks of Asia Pacific companies. Under normal circumstances, the Fund invests substantially all (no less than 80%) of its net assets, plus the amount of any borrowings for investment purposes, in investments in the Asia Pacific region. The Fund invests a substantial portion of its assets in emerging markets.

The Fund uses a growth style of investment by investing in stocks which the Adviser believes have some or all of the following characteristics:

     -  Dominant products or market niches
     -  Improved sales outlook or opportunities
     -  Demonstrated sales growth and earnings
     - Cost restructuring programs which are expected to positively affect company earnings
     - Increased order backlogs, new product introductions, or industry developments which are expected to positively affect company earnings

The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment. The Adviser also evaluates what trends are occurring in the U.S. and seeks to find companies in Asia that can capitalize on introducing these products in Asia.

PORTFOLIO SECURITIES

The Fund invests primarily in the equity securities of Asia Pacific companies. The Fund may invest in companies with limited operating histories.

PRINCIPAL RISK FACTORS

The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund. In addition, this is an international fund and, therefore, all the risks of foreign investment are present:

     -  Less liquidity
     -  Greater volatility
     -  Political instability
     -  Restrictions on foreign investment and repatriation of capital
     -  Less complete and reliable information about foreign companies
     -  Reduced government supervision of some foreign securities markets
     -  Lower responsiveness of foreign management to shareholder concerns
     -  Foreign economic problems like the Asian and Emerging Market crises of
        1998
     - Fluctuation in exchange rates of foreign currencies and risks of devaluation
     - Emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments

This is a nondiversified fund; compared to other funds, the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers. As a consequence, the Fund may be subject to greater risks and larger losses than diversified funds. In addition, from time to time the Fund may have significant weightings in particular sectors, which may subject the Fund to greater risks than less sector-concentrated funds.

--------------------------------------------------------------------------------
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
--------------------------------------------------------------------------------

PERFORMANCE

The Fund's returns will vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time, and gives some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year-to-year and by comparing the Fund's average annual total returns with a broad measure of market performance and an index of funds with investment objectives similar to those of the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. During these periods, fee waivers and/or expense reimbursements were in effect; otherwise, the Fund's returns would have been lower.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

     ANNUAL RETURNS FOR THE YEARS ENDED DECEMBER 31

(BAR CHART)

                                                                            ANNUAL RETURNS
                                                                            --------------
1998                                                                             -1.00
1999                                                                            264.49
2000                                                                            -29.61
2001                                                                            -19.54
2002                                                                            -15.48

During the periods shown in the bar chart, the highest return for a quarter was 64.47% (quarter ended 12/31/99) and the lowest return for a quarter was -19.95% (quarter ended 06/30/00).

                                                                                       SINCE
                                                                                     INCEPTION
                                                                                    (12/31/97 -
   AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002       1 YEAR     5 YEARS     12/31/02)
        (data includes reinvestment of dividends)             ------     -------    -----------
Driehaus Asia Pacific Growth Fund
  Return Before Taxes.....................................    -15.48%    11.55%       11.55%
  Return After Taxes on Distributions.....................    -15.48%     8.38%        8.38%
  Return After Taxes on Distributions and Sale of Fund
     Shares...............................................     -9.50%     8.82%        8.82%
MSCI All Country Asia Pacific Free Index*
  (reflects no deduction for fees, expenses or taxes).....     -8.34%    -3.33%       -3.33%
Lipper Pacific Region Fund Index**
  (reflects no deduction for taxes).......................     -8.37%    -3.30%       -3.30%

---------------
 * The Morgan Stanley Capital International All Country Asia Pacific Free Index (MSCI All Country Asia Pacific Free Index) is a recognized benchmark of Asian and Pacific Basin stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 14 Asian and Pacific Basin countries. The index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. Source: Morgan Stanley Capital International Inc.

** The Lipper Pacific Region Fund Index is an equally-weighted managed index of the largest qualifying funds that invest in securities with primary trading markets concentrated in the Western Pacific Basin or a single country within this region. Source: Lipper Analytical Services.

--------------------------------------------------------------------------------
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
--------------------------------------------------------------------------------

INVESTOR EXPENSES

SHAREHOLDER FEES. All Driehaus Mutual Funds are no-load investments, so you will not pay any shareholder fees (such as sales loads) when you buy or sell shares of the Fund unless you sell your shares within 60 days after purchase, as described in the table below. There is a $25 charge for payments of redemption proceeds by wire (which may be waived for certain financial institutions; however, certain financial institutions may charge an account-based service fee).

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

FEES AND EXPENSES OF THE FUND. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases...................    None
Maximum Deferred Sales Charge...............................    None
Maximum Sales Charge Imposed on Reinvested Dividends........    None
Redemption Fee* (as a % of amount redeemed).................    2.00%
Exchange Fee................................................    None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets, expressed as a % of average net assets)
Management Fee..............................................    1.50%
Other Expenses..............................................    1.55%
                                                                ----
Total Annual Fund Operating Expenses........................    3.05%**+
                                                                ====

---------------
 * For shares redeemed within 60 days of purchase.

** The Fund will be reimbursed through June 30, 2003, for expenses exceeding the 2.50% expense cap after reduction of amounts received through commission recapture programs that are applied to Fund expenses.

 + The Fund participates in a commission recapture program by directing certain portfolio trades to brokers who have agreed to rebate, to the Fund, a portion of the commissions generated. For the year ended December 31, 2002, these rebates were used to pay certain Fund expenses, which, together with the expense cap, ultimately reduced the Fund's "Total Annual Fund Operating Expenses" to 2.10%.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $313     $956     $1,623     $3,403

--------------------------------------------------------------------------------
           FINANCIAL HIGHLIGHTS -- DRIEHAUS ASIA PACIFIC GROWTH FUND
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information for the year ended December 31, 2001 and prior was audited by other auditors who have ceased operations.

                                                                                                              FOR THE PERIOD
                                                                                                                 FROM THE
                                                                                              FOR THE THREE    COMMENCEMENT
                                                                                              MONTH PERIOD    OF OPERATIONS
                                                                                               OCTOBER 1,      DECEMBER 31,
                                  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR       1998             1997
                                     ENDED          ENDED          ENDED          ENDED          THROUGH         THROUGH
                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    SEPTEMBER 30,
                                      2002           2001           2000           1999           1998             1998
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period........................    $ 13.44        $ 17.28        $ 31.19        $  9.90         $ 8.30           $10.00
                                    -------        -------        -------        -------         ------           ------
  INCOME (LOSS) FROM INVESTMENT
    OPERATIONS:
  Net investment loss...........      (0.11)         (0.15)         (0.23)         (0.23)         (0.04)           (0.02)
  Net realized and unrealized
    gain (loss) on
    investments.................      (1.97)         (3.22)         (8.83)         25.85           1.64            (1.68)
                                    -------        -------        -------        -------         ------           ------
         Total income (loss)
           from investment
           operations...........      (2.08)         (3.37)         (9.06)         25.62           1.60            (1.70)
                                    -------        -------        -------        -------         ------           ------
  LESS DISTRIBUTIONS:
  Dividends from net investment
    income......................         --             --             --             --             --               --
  Distributions from capital
    gains.......................         --          (0.47)         (4.85)         (4.33)            --               --
                                    -------        -------        -------        -------         ------           ------
         Total distributions....         --          (0.47)         (4.85)         (4.33)            --               --
                                    -------        -------        -------        -------         ------           ------
Net asset value, end of
  period........................    $ 11.36        $ 13.44        $ 17.28        $ 31.19         $ 9.90           $ 8.30
                                    =======        =======        =======        =======         ======           ======
         Total Return...........     (15.48)%       (19.54)%       (29.61)%       264.49 %        19.28 %**       (17.00)%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    000's)......................    $20,769        $20,546        $19,055        $30,032         $4,965           $3,582
  Ratio of expenses before fees
    paid indirectly to average
    net assets..................       2.55 %+        2.50 %+        2.36 %+        2.60 %+        2.95 %*+         2.95 %*+
  Ratio of net expenses to
    average net assets..........       2.10 %+#       2.45 %+#       2.36 %+        2.60 %+        2.95 %*+         2.95 %*+
  Ratio of net investment loss
    to average net assets.......      (0.85)%+#      (1.19)%+#      (0.76)%+       (1.88)%+       (2.64)%*+        (0.45)%*+
  Portfolio turnover............     486.17 %       710.11 %       648.73 %       362.55 %        92.40 %**       283.59 %**
  Annualized portfolio
    turnover....................     486.17 %       710.11 %       648.73 %       362.55 %       366.60 %         379.16 %

--------------------------------------------------------------------------------
 * Annualized.

** Not annualized.

+ Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements, when applicable. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1997 through December 31, 2000. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund's operating expense cap for the first sixty-six months of its operations. For the period from December 31, 1997 through May 31, 1999, the Fund's operating expense cap was 2.95% of average net assets. For the period June 1, 1999 through June 30, 2002, the operating expense cap was reduced to 2.50% of average net assets. Beginning July 1, 2002 through June 30, 2003, the Fund will be reimbursed for expenses exceeding the 2.50% expense cap after reduction of amounts received through commission recapture programs that are applied to Fund expenses.

# Such ratios are net of fees paid indirectly through a commission recapture program.

--------------------------------------------------------------------------------
                 DRIEHAUS EMERGING MARKETS GROWTH FUND SUMMARY
--------------------------------------------------------------------------------

GOAL AND STRATEGY

The Driehaus Emerging Markets Growth Fund seeks to maximize capital appreciation. To do so, the Fund invests in the stocks of companies in emerging markets around the world. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in emerging markets companies.

The Fund uses a growth style of investment by investing in stocks which the Adviser believes have some or all of the following characteristics:

     -  Dominant products or market niches
     -  Improved sales outlook or opportunities
     -  Demonstrated sales growth and earnings
     - Cost restructuring programs which are expected to positively affect company earnings
     - Increased order backlogs, new product introductions, or industry developments which are expected to positively affect company earnings

The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment.

PORTFOLIO SECURITIES

The Fund invests primarily in the equity securities of companies in emerging markets around the world. The Fund may invest in companies with limited operating histories.

PRINCIPAL RISK FACTORS

The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund. In addition, this is an international fund and, therefore, all the risks of foreign investment are present:

     -  Less liquidity
     -  Greater volatility
     -  Political instability
     -  Restrictions on foreign investment and repatriation of capital
     -  Less complete and reliable information about foreign companies
     -  Reduced government supervision of some foreign securities markets
     -  Lower responsiveness of foreign management to shareholder concerns
     -  Foreign economic problems like the Asian and Emerging Market crises of
        1998
     - Fluctuation in exchange rates of foreign currencies and risks of devaluation
     - Dependence of emerging market companies upon commodities which may be subject to economic cycles
     - The uncertainty associated with the long-term acceptance of the "euro" and the monetary union
     - Emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments

Some emerging markets have experienced currency crises and there is some risk of future crises. Past crises have caused some countries to institute currency reform measures which inhibit the free flow of currency out of their country. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock and therefore may be riskier investments.

This is a nondiversified fund; compared to other funds, the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers. As a consequence, the Fund may be subject to greater risks and larger losses than diversified funds. In addition, from time to time the Fund may have significant weightings in particular sectors, which may subject the Fund to greater risks than less sector-concentrated funds.

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
--------------------------------------------------------------------------------

PERFORMANCE

The Fund's returns will vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time, and gives some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year-to-year and by comparing the Fund's average annual total returns with a broad measure of market performance and an index of funds with investment objectives similar to those of the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. During these periods, fee waivers and/or expense reimbursements were in effect; otherwise, the Fund's returns would have been lower.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

     ANNUAL RETURNS FOR THE YEARS ENDED DECEMBER 31

(BAR CHART)

                                                                            ANNUAL RETURNS
                                                                            --------------
1998                                                                            -12.70
1999                                                                            114.16
2000                                                                            -22.73
2001                                                                             -1.98
2002                                                                             -7.61

During the periods shown in the bar chart, the highest return for a quarter was 62.86% (quarter ended 12/31/99) and the lowest return for a quarter was -20.59% (quarter ended 09/30/98).

                                                                                    SINCE
                                                                                  INCEPTION
                                                                                 (12/31/97 -
    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002      1 YEAR   5 YEARS    12/31/02)
         (data includes reinvestment of dividends)            ------   -------   -----------
Driehaus Emerging Markets Growth Fund
  Return Before Taxes.......................................  -7.61%    5.52%       5.52%
  Return After Taxes on Distributions.......................  -7.61%    5.03%       5.03%
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................  -4.67%    4.30%       4.30%
MSCI Emerging Markets Free Index*
  (reflects no deduction for fees, expenses or taxes).......  -6.00%   -4.58%      -4.58%
Lipper Emerging Markets Fund Index**
  (reflects no deduction for taxes).........................  -4.63%   -4.71%      -4.71%

---------------
   * The Morgan Stanley Capital International Emerging Markets Free Index (MSCI Emerging Markets Free Index) is a recognized benchmark of emerging markets stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 26 emerging markets countries. The index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. Source:
Morgan Stanley Capital International Inc.

  ** The Lipper Emerging Markets Fund Index is an equally-weighted managed index of the largest qualifying funds. Funds in this index seek long-term capital appreciation by investing at least 65% of their total assets in emerging market equity securities, where "emerging markets" is defined by a country's per capita GNP or other economic measure. Source: Lipper Analytical Services.

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
--------------------------------------------------------------------------------

INVESTOR EXPENSES

SHAREHOLDER FEES. All Driehaus Mutual Funds are no-load investments, so you will not pay any shareholder fees (such as sales loads) when you buy or sell shares of the Fund unless you sell your shares within 60 days after purchase, as described in the table below. There is a $25 charge for payments of redemption proceeds by wire (which may be waived for certain financial institutions; however, certain financial institutions may charge an account-based service fee).

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

FEES AND EXPENSES OF THE FUND. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases...................  None
Maximum Deferred Sales Charge...............................  None
Maximum Sales Charge Imposed on Reinvested Dividends........  None
Redemption Fee* (as a % of amount redeemed).................  2.00%
Exchange Fee................................................  None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets, expressed as a % of average net assets)
Management Fee..............................................  1.50%
Other Expenses..............................................  1.31%
                                                              ----
Total Annual Fund Operating Expenses........................  2.81%**+
                                                              ====

---------------
 * For shares redeemed within 60 days of purchase.

** The Fund will be reimbursed through June 30, 2003, for expenses exceeding the 2.50% expense cap after reduction of amounts received through commission recapture programs that are applied to Fund expenses.

 + The Fund participates in a commission recapture program by directing certain portfolio trades to brokers who have agreed to rebate, to the Fund, a portion of the commissions generated. For the year ended December 31, 2002, these rebates were used to pay certain Fund expenses, which, together with the expense cap, ultimately reduced the Fund's "Total Annual Fund Operating Expenses" to 2.16%.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for one year of net expenses in each period). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $288     $883     $1,502     $3,171

--------------------------------------------------------------------------------
         FINANCIAL HIGHLIGHTS -- DRIEHAUS EMERGING MARKETS GROWTH FUND
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information for the year ended December 31, 2001 and prior was audited by other auditors who have ceased operations.

                                                                                                              FOR THE PERIOD
                                                                                                                 FROM THE
                                                                                              FOR THE THREE    COMMENCEMENT
                                                                                              MONTH PERIOD    OF OPERATIONS
                                                                                               OCTOBER 1,      DECEMBER 31,
                                  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR       1998             1997
                                     ENDED          ENDED          ENDED          ENDED          THROUGH         THROUGH
                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    SEPTEMBER 30,
                                      2002           2001           2000           1999           1998             1998
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period........................    $ 13.27        $ 13.57        $ 18.36        $  8.73         $ 7.56           $ 10.00
                                    -------        -------        -------        -------         ------           -------
  INCOME (LOSS) FROM INVESTMENT
    OPERATIONS:
  Net investment income
    (loss)......................      (0.09)         (0.11)          0.10          (0.14)         (0.03)            (0.03)
  Net realized and unrealized
    gain (loss) on
    investments.................      (0.92)         (0.16)         (4.28)         10.05           1.20             (2.41)
                                    -------        -------        -------        -------         ------           -------
         Total income (loss)
           from investment
           operations...........      (1.01)         (0.27)         (4.18)          9.91           1.17             (2.44)
                                    -------        -------        -------        -------         ------           -------
  LESS DISTRIBUTIONS:
  Dividends from net investment
    income......................         --          (0.03)            --             --             --                --
  Distributions from capital
    gains.......................         --             --          (0.61)         (0.28)            --                --
                                    -------        -------        -------        -------         ------           -------
         Total distributions....         --          (0.03)         (0.61)         (0.28)            --                --
                                    -------        -------        -------        -------         ------           -------
Net asset value, end of
  period........................    $ 12.26        $ 13.27        $ 13.57        $ 18.36         $ 8.73           $  7.56
                                    =======        =======        =======        =======         ======           =======
         Total Return...........      (7.61)%        (1.98)%       (22.73)%       114.16 %        15.48 %**        (24.40)%**
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
    000's)......................    $35,932        $21,953        $24,158        $10,537         $4,028           $ 3,487
  Ratio of expenses before fees
    paid indirectly to average
    net assets..................       2.50 %+        2.50 %+        2.50 %+        2.58 %+        2.75 %*+          2.75 %*+
  Ratio of net expenses to
    average net assets..........       2.16 %+#       2.49 %+#       2.50 %+        2.58 %+        2.75 %*+          2.75 %*+
  Ratio of net investment income
    (loss) to average net
    assets......................      (0.76)%+#      (0.79)%+#       0.78 %+       (1.29)%+       (1.23)%*+         (0.49)%*+
  Portfolio turnover............     355.14 %       505.50 %       375.47 %       366.53 %        82.60 %**        261.21 %**
  Annualized portfolio
    turnover....................     355.14 %       505.50 %       375.47 %       366.53 %       327.69 %          349.24 %

--------------------------------------------------------------------------------
 * Annualized.

** Not annualized.

+ Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements, when applicable. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1997 through December 31, 2000. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund's operating expense cap for the first sixty-six months of its operations. For the period from December 31, 1997 through May 31, 1999, the Fund's operating expense cap was 2.75% of average net assets. For the period June 1, 1999 through June 30, 2002, the operating expense cap was reduced to 2.50% of average net assets. Beginning July 1, 2002 through June 30, 2003, the Fund will be reimbursed for expenses exceeding the 2.50% expense cap after reduction of amounts received through commission recapture programs that are applied to Fund expenses.

# Such ratios are net of fees paid indirectly through a commission recapture program.

--------------------------------------------------------------------------------
                                   THE FUNDS
--------------------------------------------------------------------------------

The Driehaus International Growth Fund, Driehaus International Discovery Fund, Driehaus European Opportunity Fund, Driehaus Asia Pacific Growth Fund, and Driehaus Emerging Markets Growth Fund (each a "Fund" and jointly the "Funds") are each a series of the Driehaus Mutual Funds (the "Trust"), an open-end management investment company. Driehaus Capital Management, Inc. (the "Adviser") provides management and investment advisory services to the Funds. Prospective investors should consider an investment in a Fund as a long-term investment. There is no assurance that a Fund will meet its investment objective.

INVESTMENT PHILOSOPHY

In addition to the factors noted in the Overview, the Adviser considers numerous criteria in evaluating countries for investment and in determining country and regional weightings. Such criteria include the current and prospective growth rates of various economies, interest rate trends, inflation rates, trade balances and currency trends. The Adviser also reviews technical information on stock markets. The analysis may also involve considerations specific to a certain country or region of the world.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

DRIEHAUS INTERNATIONAL GROWTH FUND. The investment objective of the Driehaus International Growth Fund is to maximize capital appreciation. The Fund seeks to achieve its objective by investing primarily in the equity securities of foreign companies. Under normal market conditions, the Fund will invest substantially all (no less than 65%) of its total assets in at least three countries other than the United States. There are no maximum limitations on the number of countries in which the Adviser can or must invest at a given time. There are also no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time. The Fund is a nondiversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund's overall investment objective. The Fund generally will invest in securities of issuers with market capitalizations of greater than $1.5 billion and will not invest in securities of issuers with market capitalizations of less than $200 million. The Fund may also invest in securities of issuers that, together with any predecessors, have limited operating histories.

The securities markets of many developing economies are sometimes referred to as "emerging markets." Although the amount of the Fund's assets invested in emerging markets will vary over time, a substantial portion of the Fund's assets may be invested in emerging markets. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund is not limited to a specific percentage of assets that may be invested in a single emerging market country (although at all times the Fund must be invested in the assets of at least three countries). Historically, the Fund has invested a substantial portion of its assets in emerging markets and may do so at any time.

Equity securities include common and preferred stock, bearer and registered shares, savings shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Fund may purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund's liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.

DRIEHAUS INTERNATIONAL DISCOVERY FUND. The investment objective of the Driehaus International Discovery Fund is to maximize capital appreciation. There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of small to mid-size foreign companies with market capitalizations of less than $1.5 billion. There are no maximum limitations on the number of countries in which the Adviser can or must invest at a given time. There are also no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time. The Fund is a nondiversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund's overall investment objective. The Fund may also invest in securities of issuers with limited operating histories.

The securities markets of many developing economies are sometimes referred to as "emerging markets." Although the amount of the Fund's assets invested in emerging markets will vary over time, it is expected that a substantial portion of the Fund's assets will be invested in emerging markets. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund is not limited to a specific percentage of assets that may be invested in a single emerging market country (although at all times the Fund must be invested in the assets of at least three countries). The Fund may invest a substantial portion of its assets in emerging markets at any time.

Equity securities include common and preferred stock, bearer and registered shares, savings shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Fund may purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund's liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.

DRIEHAUS EUROPEAN OPPORTUNITY FUND. The investment objective of the Driehaus European Opportunity Fund is to maximize capital appreciation. The Fund pursues its objective by investing primarily in the equity securities of European companies. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, will be invested in investments in Europe. The Fund will provide shareholders with at least 60 days prior notice if the Fund intends to change this policy regarding investments in Europe. The Fund considers European companies to be (i) companies organized under the laws of a European country or having securities which are traded principally on an exchange or over-the-counter in a European country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made, or services performed in or with European countries. Currently, European countries include Albania, Austria, Belarus, Belgium, Bulgaria, Croatia, the Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, Ireland, Italy, Kazakhstan, Latvia, Lithuania, Luxembourg, the Netherlands, Norway, Poland, Portugal, Romania, Russia, Slovakia, Slovenia, Spain, Sweden, Switzerland, Turkey, the Ukraine, the United Kingdom, and the countries of the former Yugoslavia. As the Eastern European markets develop, the Adviser expects to invest more assets in that part of Europe. There are no minimum limitations on the number of countries in which the Adviser can or must invest at a given time. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single European country. The Fund is a nondiversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund's overall investment objective. The Fund may also invest in securities of issuers that have limited operating histories.

The securities markets of many developing economies are sometimes referred to as "emerging markets." Although the amount of the Fund's assets invested in emerging markets will vary over time, a substantial portion of the Fund's assets may be invested in emerging markets. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund is not limited to a specific percentage of assets that may be invested in a single emerging market country.

Equity securities include common and preferred stock, bearer and registered shares, savings shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Fund may purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund's liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.

DRIEHAUS ASIA PACIFIC GROWTH FUND. The investment objective of the Driehaus Asia Pacific Growth Fund is to maximize capital appreciation. The Fund pursues its objective by investing primarily in the equity securities of Asia Pacific companies. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, will be invested in investments in the Asia Pacific region. The Fund will provide shareholders with at least 60 days prior notice if the Fund intends to change this policy regarding investments in the Asia Pacific region. The Fund considers Asia Pacific companies to be (i) companies organized under the laws of an Asia Pacific country or having securities which are traded principally on an exchange or over-the-counter in an Asia Pacific country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made, or services performed in or with Asia Pacific countries. Currently, Asia Pacific countries include Australia, The People's Republic of China (including Hong Kong), India, Indonesia, Japan, South Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. There are no minimum limitations on the number of countries in which the Adviser can or must invest at a given time. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single Asia Pacific country. The Fund is a nondiversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund's overall investment objective. The Fund may also invest in securities of issuers that have limited operating histories.

The securities markets of many developing economies are sometimes referred to as "emerging markets." Although the amount of the Fund's assets invested in emerging markets will vary over time, it is expected that a substantial portion of the Fund's assets will be invested in emerging markets. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund is not limited to a specific percentage of assets that may be invested in a single emerging market country.

Equity securities include common and preferred stock, bearer and registered shares, savings shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Fund may purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund's liquidity needs. During periods of time when the Fund is not fully invested, the Fund may not achieve its investment objective.

DRIEHAUS EMERGING MARKETS GROWTH FUND. The investment objective of the Driehaus Emerging Markets Growth Fund is to maximize capital appreciation. The Fund pursues its objective by investing primarily in the equity securities of emerging market companies. Emerging market companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European Countries. Under normal market conditions, at least 65% of the Fund's total assets will be invested in the equity securities of emerging markets companies. There are also no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund is a nondiversified fund. Current dividend income is not an investment consideration and dividend income is incidental to the Fund's overall investment objective. The Fund may also invest in securities of issuers that have limited operating histories.

Equity securities include common and preferred stock, bearer and registered shares, savings shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Fund may purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund's liquidity needs. During periods of time when the Fund is not fully invested, the Fund may not achieve its investment objective.

RELATED RISKS

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. EACH FUND IS INTENDED FOR LONG-TERM INVESTORS WHO CAN ACCEPT THE RISKS ENTAILED IN INVESTING IN FOREIGN SECURITIES. Of course, there can be no assurance that a Fund will achieve its objective. In addition to the principal risk factors identified earlier in this prospectus for each Fund, the Funds are subject to the following risks:

FOREIGN SECURITIES AND CURRENCIES. All of the Funds may invest in foreign securities. Investing outside the United States involves different opportunities and different risks than domestic investments. The Adviser believes that it may be possible to obtain significant returns from a Fund's portfolio of foreign investments and to achieve increased diversification in comparison to a personal investment portfolio invested solely in United States securities. An investor may gain increased diversification by adding securities from various foreign countries (i) which offer different investment opportunities, (ii) that generally are affected by different economic trends, and (iii) whose stock markets do not generally move in a manner parallel to United States markets. At the same time, these opportunities and trends involve risks that may not be encountered in United States investments.

Investors should understand and consider carefully the greater risks involved in foreign investing. Investing in foreign securities -- positions which are generally denominated in foreign currencies -- and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in the securities of companies in developing as well as developed countries; the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investment in these nations; sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements; and the historical lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, a Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall.

EMERGING MARKET RISKS. The Driehaus Emerging Markets Growth Fund invests primarily in emerging markets. Many of the countries of the Asia Pacific region still have developing markets and, therefore, the Driehaus Asia Pacific Growth Fund will have a substantial portion of its assets in emerging markets. The Driehaus International Growth Fund, the Driehaus International Discovery Fund, and the Driehaus European Opportunity Fund may also invest a substantial portion of their assets in emerging market securities. The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that a Fund invests in issuers located in less developed and developing nations. These securities markets are sometimes referred to as "emerging markets." Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain emerging market countries have recently experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of a Fund's assets denominated in such currencies. There is some risk of currency contagion; the devaluation of one currency leading to the devaluation of another. As one country's currency experiences "stress," there is concern that the "stress" may spread to another currency. Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund's investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. Based upon the apparent correlation between commodity cycles and a country's securities markets, additional risk may exist.

ASIA PACIFIC REGION RISKS. The Driehaus Asia Pacific Growth Fund invests primarily in the equity securities of companies in the Asia Pacific region. All the Funds may invest in this region. Some countries in the Asia Pacific region underwent well-publicized, but unprecedented, economic instability during 1997 and 1998. Certain issuers absorbed substantial losses due to adverse changes in the financial conditions or the market's assessment of particular issuers. Moreover, the currencies of some countries in the region underwent rapid devaluation prompting government efforts to stabilize the currency. While the Adviser believes that the Asia Pacific markets have stabilized significantly following this crisis, the stocks of some Asia Pacific issuers may remain volatile.

EUROPEAN RISKS. The Driehaus European Opportunity Fund invests primarily in the equity securities of issuers in the European region. All the Funds may invest in this region. Some countries in Europe formed a monetary union, known as the Economic and Monetary Union ("EMU"), in an effort to, among other things, reduce barriers between countries and eliminate fluctuations in their currencies. As part of that monetary union, the participating countries have adopted a common currency called the euro to be used alongside their local currencies. The conversion was launched January 1, 1999, and full adaptation will continue for several years. Accommodating the new currency poses risks as well as benefits and opportunities to the market participants, banks, investors, companies, and exchanges of the European region. The full impact of the conversion cannot yet be determined, nor can the long-term success or failure of the monetary union or currency conversion be determined. The Adviser and the Funds' other key external service providers are taking steps to address euro-related issues. However, they can give no assurance that the conversion will not have an adverse effect on the Funds' investments and operations.

DIVERSIFICATION. Each Fund is nondiversified (as defined in the 1940 Act), meaning that it is not limited in the proportion of its assets that it may invest in the obligations of a single issuer or in a single country. Each Fund will, however, comply with diversification requirements imposed by the Internal Revenue Code for qualification as a regulated investment company. As a nondiversified fund, each Fund may invest a greater proportion of its assets in the securities of a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market's assessment of the issuers.

PORTFOLIO INVESTMENTS AND OTHER RISK CONSIDERATIONS

There are specific restrictions on each Fund's investments. Such restrictions are detailed in the Statement of Additional Information. Each Fund may utilize from time to time one or more of the investment practices described below to assist it in reaching its investment objective. These practices involve potential risks which are summarized below. In addition, the Statement of Additional Information contains more detailed or additional information about certain of these practices, the potential risks and/or the limitations adopted by each Fund to help manage such risks.

SMALL AND MEDIUM-SIZED COMPANIES. Each of the Funds may invest in the securities of small- and medium-sized companies. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small- and medium-sized companies may be subject to greater and more abrupt price fluctuations and, for large sales, a Fund may have to sell such holdings at discounts from quoted prices or make a series of small sales over an extended period of time.

IMPACT OF CERTAIN INVESTMENTS. The Funds may invest in a variety of securities, including initial public offerings, derivatives and small technology companies. Such investments may have a magnified performance impact on a Fund depending on a Fund's size. A Fund may not experience similar performance as its assets grow or its investments change.

CURRENCY HEDGING. Due to the investments in foreign securities, the value of a Fund in U.S. dollars is subject to fluctuations in the exchange rate between foreign currencies and the U.S. dollar. When, in the opinion of the Adviser, it is desirable to limit or reduce exposure in a foreign currency, the Funds may enter into a forward currency exchange contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) ("forward currency contract"). Through the contract, the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. This technique is known as "currency hedging." By locking in a rate of exchange, currency hedging is intended to moderate or reduce the risk of change in the U.S. dollar value of a Fund during the period of the forward contract. A default on a contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

The use of forward currency contracts (for transaction or portfolio hedging) will not eliminate fluctuations in the prices of portfolio securities or prevent loss if the price of such securities should decline. In addition, such forward currency contracts will diminish the benefit of the appreciation in the U.S. dollar value of that foreign currency.

SETTLEMENT TRANSACTIONS. A Fund trading a foreign security is usually required to settle the purchase transaction in the relevant foreign currency or receive the proceeds of the sale in that currency. At or near the time of the transaction, a Fund may wish to lock in the U.S. dollar value at the exchange rate or rates then prevailing between the U.S. dollar and the currency in which the security is denominated. Transaction hedging may be accomplished on a forward basis, whereby a Fund purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt or delivery at either a specified date or at any time within a specified time period. Transaction hedging also may be accomplished by purchasing or selling such foreign currencies on a "spot," or cash, basis. In so doing, a Fund will attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received and the transaction settled. Similar transactions may be entered into by using other currencies. A Fund may also settle certain trades in U.S. dollars. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors, including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency.

DERIVATIVES. In seeking to achieve its desired investment objective, provide additional revenue or hedge against changes in security prices, interest rates or currency fluctuations, each Fund may: (1) purchase and write both call options and put options on securities, indices and foreign currencies; (2) enter into interest rate, index and foreign currency futures contracts; (3) write options on such futures contracts; (4) purchase other types of forward or investment contracts linked to individual securities, indices or other benchmarks; and (5) enter into various equity or interest rate transactions, participation notes, such as swaps, caps, floors or collars, and may enter into various currency transactions such as forward currency contracts, currency futures contracts, currency swaps or options on currencies ("derivatives"). (For these purposes, forward currency contracts are not considered "derivatives.") Each Fund may write a call or put option only if the option is covered. As the writer of a covered call option, each Fund forgoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when a Fund seeks to close out a position. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.

The successful use of derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in currency exchange rates, security prices, interest rates and other market factors affecting the derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a derivative may not be well established. Finally, privately negotiated and over-the-counter derivatives may not be as well regulated and may be less marketable than exchange-traded derivatives.

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. Not readily marketable, illiquid securities include restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors under Rule 144A of the Securities Act of 1933 and Section 4(2) commercial paper may be deemed liquid under guidelines adopted by the Board of Trustees. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

CONVERTIBLE SECURITIES. While convertible securities purchased by the Funds are frequently rated investment grade, a Fund also may purchase unrated convertible securities or convertible securities rated below investment grade if the securities meet the Adviser's other investment criteria. Each Fund does not currently intend to invest more than 5% of its total assets in below investment grade convertible securities. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, the Adviser's own investment research and analysis tends to be more important in the purchase of such securities than other factors.

DEBT SECURITIES. Driehaus International Growth Fund, Driehaus International Discovery Fund and Driehaus Emerging Markets Growth Fund may invest up to 35% of their total assets in nonconvertible debt securities. Driehaus European Opportunity Fund and Driehaus Asia Pacific Growth Fund may invest up to 20% of their total assets in nonconvertible debt securities. Investments in such debt securities are limited to those that are rated within the four highest grades (generally referred to as "investment grade") assigned by a nationally or internationally recognized statistical rating organization. Investments in unrated debt securities are limited to those deemed to be of comparable quality as analyzed by the Adviser under its own procedures. Securities in the fourth-highest grade may possess speculative characteristics. If the rating of a security held by a Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security. The Adviser will, however, consider that fact in determining whether the Fund should continue to hold the security. The risks inherent in a debt security depend primarily on its term and quality, as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities. Conversely, an increase in rates usually reduces the value of debt securities.

PORTFOLIO TURNOVER. A Fund's annual turnover rate indicates changes in its portfolio investments. A Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its investment objective and policies. It is anticipated that the Funds will each experience high rates of portfolio turnover. High portfolio turnover in any year will result in payment by a Fund of above-average amounts of transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Under normal market conditions, only securities that increase in value shortly after purchase and that generally continue to increase in value (although they may experience temporary stagnant or declining periods) will be retained by the Funds. Securities sold by a Fund may be purchased again at a later date if the Adviser perceives that the securities are again "timely." In addition, portfolio adjustments will be made when conditions affecting relevant markets, particular industries or individual issues warrant such action. In light of these factors and the historical volatility of foreign growth stocks, the Funds are likely to experience high portfolio turnover rates, but portfolio turnover rates may vary significantly from year to year. The portfolio turnover rate is noted in each Fund's Financial Highlights in the Summary. Portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.

INVESTMENT COMPANIES. The Funds may each invest in domestic and foreign investment companies. Some countries may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for a Fund to invest in a foreign investment company in a country that permits direct foreign investment; similarly, a Fund may invest in a money market fund in order to receive a higher rate of return or to be more productively invested than would be possible through direct investment in money market instruments. Investing through such vehicles may involve layered fees or expenses. The Funds do not intend to invest in such investment companies unless, in the judgment of the Adviser, the potential benefits of such investments justify the payment of any associated fees or expenses.

REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements, provided that it will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement involves the sale of securities to a Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount representing interest at an agreed-upon interest rate within a specified period of time, usually less than one week, but, on occasion, at a later time. Repurchase agreements entered into by a Fund will be fully collateralized and will be marked-to-market daily. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS. Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such purchase commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. Each Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

Each Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be earmarked or segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit, may increase net asset value fluctuation.

LENDING PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities to broker-dealers and banks, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets. Any such loan must be continuously secured by collateral (cash or U.S. Government securities). In the event of bankruptcy or other default of the borrower, a Fund could experience delays in both liquidating the loan collateral and recovering the loaned securities and losses.

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

TRUSTEES AND ADVISER. The Board of Trustees of the Driehaus Mutual Funds has overall management responsibility. See the Statement of Additional Information for the names of and additional information about the Trustees and officers. The Adviser, Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, Illinois 60611, is responsible for providing investment advisory and management services to the Funds, subject to the direction of the Board of Trustees. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser was organized in 1982 and as of March 31, 2003, managed approximately $1.7 billion in assets.

Each Fund pays the Adviser an annual investment management fee on a monthly basis as follows. These fees are higher than the fees paid by most mutual funds.

                                                                   AS A PERCENTAGE OF
                            FUND                                AVERAGE DAILY NET ASSETS
                            ----                                ------------------------
Driehaus International Growth Fund..........................             1.50%
Driehaus International Discovery Fund.......................             1.50%
Driehaus European Opportunity Fund..........................             1.50%
Driehaus Asia Pacific Growth Fund...........................             1.50%
Driehaus Emerging Markets Growth Fund.......................             1.50%

PORTFOLIO MANAGERS

DRIEHAUS INTERNATIONAL GROWTH FUND. Effective February 1, 2003, the Driehaus International Growth Fund is managed by a team comprised of Emery R. Brewer, Ivo St. Kovachev and Eric J. Ritter.

Mr. Brewer was born in 1963 and received his B.S. in economics from the University of Utah in 1986. From 1987 to 1988, he worked as a securities broker at Wilson Davis & Co., focusing primarily on Nasdaq listed companies. From 1989 to 1990, he worked for Dean Witter Reynolds as a broker, focusing primarily on equity and fixed-income investments. After earning his M.B.A. from the University of Rochester in 1992, he worked as an adviser to the capital markets group of Investicini Banka (the third largest bank in and former investment bank of the Czech Republic), focusing primarily on valuation and analysis of Czech companies. Mr. Brewer became a consultant to the Adviser in 1993 prior to joining the Adviser as an international securities analyst in November 1994.

Mr. Kovachev was born in 1959 and is a graduate of the University of Sussex in Brighton, U.K., where he received his M.S.C. in technology and innovation management in 1991. Since 1994, Mr. Kovachev has provided management and research services for an affiliate of the Adviser. Prior thereto, Mr. Kovachev was a member of the Foreign Investment Commission of the Bulgarian Government and head of the "Foreign Investment & Marketing" department of the Bulgarian National Privatization Agency.

Mr. Ritter was born in 1963 and received his B.A. in economics from the State University of New York at Oswego in 1984. He earned a master's degree in international relations from Columbia University in 1987. Thereafter, Mr. Ritter worked as a consultant in Hong Kong from 1987 to 1988, consulting primarily with Fortune 500 companies on investment and market strategy for Asia. From late 1988 to 1990, he worked for Baring Securities as an equity analyst conducting research on listed companies in Singapore and Malaysia. Mr. Ritter then moved back to the United States to work in equity research and sales, covering the Southeast Asia markets, for Crosby Securities and W.I. Carr, both registered broker-dealers, prior to joining the Adviser in June 1996.

DRIEHAUS INTERNATIONAL DISCOVERY FUND. Effective February 1, 2003, the Driehaus International Discovery Fund is managed by a team comprised of Emery R. Brewer (senior portfolio manager) and Ivo St. Kovachev and Eric J. Ritter (portfolio managers). Mr. Brewer has been a portfolio manager for Driehaus International Discovery Fund since its inception, and Mr. Ritter has been a portfolio manager for Driehaus International Discovery Fund since July 2000. Mr. Brewer's, Mr. Kovachev's and Mr. Ritter's backgrounds are described under "Driehaus International Growth Fund."

DRIEHAUS EUROPEAN OPPORTUNITY FUND. Ivo St. Kovachev has managed the Driehaus European Opportunity Fund since April 2001. Mr. Kovachev has responsibility for making all investment decisions on behalf of the Driehaus European Opportunity Fund. Mr. Kovachev's background is described under "Driehaus International Growth Fund."

DRIEHAUS ASIA PACIFIC GROWTH FUND. Eric J. Ritter has managed the Driehaus Asia Pacific Growth Fund since its inception. Mr. Ritter, an Asia Pacific analyst with the Adviser, has responsibility for making all investment decisions on behalf of the Driehaus Asia Pacific Growth Fund. Mr. Ritter's background is described under "Driehaus International Growth Fund."

DRIEHAUS EMERGING MARKETS GROWTH FUND. Emery R. Brewer has managed Driehaus Emerging Markets Growth Fund since its inception. Mr. Brewer has responsibility for making all investment decisions on behalf of Driehaus Emerging Markets Growth Fund. Mr. Brewer's background is described under "Driehaus International Growth Fund."

DISTRIBUTOR. Driehaus Securities Corporation ("DSC"), an affiliate of the Adviser, acts as the distributor of the Trust's shares pursuant to a Distribution Agreement, without any sales concessions or charges to the Funds or to its shareholders. DSC is located at 25 East Erie Street, Chicago, Illinois 60611, and is wholly-owned by Richard H. Driehaus. DSC also executes portfolio transactions for the Funds pursuant to procedures approved by the Board.

ADMINISTRATOR. PFPC Inc. ("PFPC") is the administrator for the Funds. In such capacity, PFPC assists the Funds in aspects of their administration and operation, including certain accounting services.

TRANSFER AGENT. PFPC is the agent of the Funds for the transfer of shares, disbursement of dividends and maintenance of shareholder accounting records.

CUSTODIAN. JP Morgan Chase Bank (the "Custodian") is the custodian for the Funds. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Custodian's Global Investor Services or foreign depositories used by such members.

--------------------------------------------------------------------------------
                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

NET ASSET VALUE

Each Fund's net asset value is determined as of the close of the New York Stock Exchange ("NYSE") (normally 3:00 p.m., Central time) on each day the NYSE is open for trading. Purchases and redemptions are made at a Fund's net asset value per share next calculated after receipt of your purchase order and payment in good form. Net asset value per share is determined by dividing the difference between the values of a Fund's assets and liabilities by the number of its shares outstanding. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem the Funds' shares.

OPENING AN ACCOUNT

1)  Read this prospectus carefully.

2) The Funds have the following minimum investments, which may be waived at the discretion of DSC:

                                                                                           MINIMUM
                                                MINIMUM       MINIMUM        MINIMUM      SUBSEQUENT
                                      FUND      INITIAL      SUBSEQUENT    INITIAL IRA       IRA
              FUND                   NUMBER    INVESTMENT    INVESTMENT    INVESTMENT     INVESTMENT
              ----                   ------    ----------    ----------    -----------    ----------
Driehaus International Growth
  Fund                                #001      $100,000      $20,000       $100,000       $20,000
Driehaus International Discovery
  Fund                                #004      $ 10,000      $ 2,000       $  2,000       $   500
Driehaus European Opportunity
  Fund                                #005      $ 10,000      $ 2,000       $  2,000       $   500
Driehaus Asia Pacific Growth Fund     #002      $ 10,000      $ 2,000       $  2,000       $   500
Driehaus Emerging Markets Growth
  Fund                                #003      $ 10,000      $ 2,000       $  2,000       $   500

3) Complete the appropriate sections of the New Account Application, carefully following the instructions. If you have questions, please contact Shareholder Services at 1-800-560-6111. Complete the appropriate sections of the application which apply to account privileges. You will automatically have telephonic redemption and exchange privileges unless you indicate on the application that you do not want these privileges. By confirming your privileges now, you can avoid the delay of having to submit an additional application to change your privileges.

    The Funds seek to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Funds may limit account activity until investor identification information can be verified. If the Funds are unable to obtain sufficient investor identification information such that the Funds may form a reasonable belief as to the true identity of an investor, the Funds may take further action including closing the account.

4) Include the appropriate Fund number (see table above) on the "payable to" line of your check or in your wire instructions.

5) Individual Retirement Accounts (IRAs) may also be set up. For an application, contact Shareholder Services. Investors should also read the IRA Disclosure Statement and Custodial Agreement for further details on eligibility, service fees and tax implications.

HOW TO PURCHASE SHARES

The Funds do not permit market timing. Do not invest in the Funds if you are a market-timer. As money is shifted in and out of a Fund, the Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate such costs. Therefore, each Fund has adopted the following policies to discourage short-term trading:

     - The Funds will deduct 2.00% from the redemption amount if you sell shares within 60 days of purchase, unless waived. The Funds reserve the right to waive the redemption fee for certain retirement plan investors and others in their sole discretion. Please contact Shareholder Services for additional details.

     - The Funds reserve the right to reject any purchase request--including exchanges from another Fund--that it regards as disruptive to the efficient management of the Funds. This could be because of the timing of the investment or because of a history of excessive trading by the investor.

     - The Funds reserve the right to limit the number of times that you can exchange into and out of a Fund.

     -  The Funds reserve the right to stop offering shares at any time.

1)  BY MAIL. Make your check payable to Driehaus Mutual Funds. The Funds accept:

     -  Your personal check, preprinted with your name and address

     -  Wire transfers

     -  Certified personal checks

for Fund share purchases under $100,000. For purchases over $100,000, the Funds accept only wire transfers.

Driehaus Mutual Funds will not accept the following forms of payment for Fund shares:

     -  Cash

     -  Credit cards

     -  Cashier's checks

     -  Bank drafts

     -  Third party checks

     -  "Starter" checks that do not have a printed name and address on them

     -  Travelers cheques

     -  Credit card checks

     -  Money orders.

Any expense incurred as a result of a returned check will be borne by the shareholder. The Fund will charge a $20 fee against your account, in addition to any loss sustained by the Fund, for any check returned for insufficient funds. If you are adding to your existing account, fill out the detachable investment slip from an account statement or indicate your Fund account number and the name(s) in which the account is registered directly on the check. Send to:

REGULAR MAIL:                        OVERNIGHT DELIVERY:
DRIEHAUS MUTUAL FUNDS                DRIEHAUS MUTUAL FUNDS
C/O PFPC INC.                        C/O PFPC INC.
P.O. BOX 9817                        400 BELLEVUE PARKWAY
PROVIDENCE, RI 02940                 SUITE 108
                                     WILMINGTON, DE 19809-3710

2) BY WIRE TRANSFER. Call Shareholder Services at 1-800-560-6111 to initiate your purchase and obtain your account number. Then wire your investment to:

                       PNC Bank, NA
                       ABA #031-000-053
                       Credit: Driehaus Purchase Account
                       Bank Account #: 86-1108-2419
                       Fund #: (               ) (see section 2 of "OPENING AN
                       ACCOUNT")
                       Further Credit: (Shareholder name and account number)

3) PURCHASES THROUGH FINANCIAL INSTITUTIONS. Investors may purchase (or redeem) shares through investment dealers or other financial institutions. The institutions may charge for their services or place limitations on the extent to which investors may use the services offered by Driehaus Mutual Funds. There are no charges or limitations imposed by Driehaus Mutual Funds, other than those described in this prospectus, if shares are purchased (or redeemed) directly from Driehaus Mutual Funds or DSC. However, unless waived, the Funds will deduct 2.00% from the redemption amount if you sell your shares within 60 days after purchase.

    Financial institutions that enter into a sales agreement with DSC or are designated by the Board of Trustees (including Charles Schwab & Co., Inc.) may accept purchase and redemption orders on behalf of the Funds. If communicated in accordance with the terms of such sales agreement, a purchase or redemption order will be deemed to have been received by the Funds when such financial institution accepts such order. All orders will be priced at a Fund's net asset value next computed after they are accepted by such designated financial institution, provided that such orders are communicated in accordance with the terms of the applicable sales agreement.

    Certain broker-dealers, financial institutions or other service providers that have entered into an agreement with DSC or the Trust may enter purchase orders on behalf of their customers by telephone, with payment to follow within several days as specified in the agreement. Such purchase orders will be effected at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the broker-dealer, financial institution or other service provider to place the order on a timely basis. If payment is not received within the time specified in the agreement, the broker-dealer, financial institution or other service provider could be held liable for any resulting fees or losses.

GENERAL PURCHASE INFORMATION

Shares of each Fund are offered only to residents of states and other jurisdictions in which the shares are available for purchase. The Funds do not sell shares to persons or entities, including foreign financial institutions and private banking accounts, residing outside the U.S., its territories and possessions, even if they are U.S. citizens or lawful permanent residents, except to persons with U.S. military APO or FPO addresses. The Funds reserve the right not to accept any purchase order. The Funds also reserve the right to change their investment minimums without notice. For all purchases, confirmations are sent to the investor in writing except purchases made by reinvestment of dividends, which will be confirmed quarterly.

"BUYING A DIVIDEND." Unless you are purchasing Fund shares through a tax-deferred account (such as an IRA), buying Fund shares at a time when the Fund has substantial recognized or unrecognized gains can cost you money in taxes. To avoid "buying a dividend," check a Fund's distribution schedule (see "Distributions and Taxes") before you invest.

SHARES PURCHASED BY CHECK. Shares purchased by check are subject to a 10-calendar day escrow period to ensure payment to the relevant Fund. The proceeds of shares redeemed during the escrow period will be released after expiration of the escrow period.

HOW TO REDEEM SHARES

1) BY MAIL. Shareholders may sell shares by writing the Funds at the following address:

REGULAR MAIL:              OVERNIGHT DELIVERY:
DRIEHAUS MUTUAL FUNDS      DRIEHAUS MUTUAL FUNDS
C/O PFPC INC.              C/O PFPC INC.
P.O. BOX 9817              400 BELLEVUE PARKWAY
PROVIDENCE, RI 02940       SUITE 108
                           WILMINGTON, DE 19809-3710

    Certain requests for redemption must be signed by the shareholder with signature guaranteed. See "SHAREHOLDER SERVICES AND POLICIES -- SIGNATURE GUARANTEES."

2) BY TELEPHONE. You will automatically have telephone redemption privileges unless you indicate on the application that you do not want this privilege. You may make a telephone redemption request for up to $100,000 by calling Shareholder Services at 1-800-560-6111 and providing your account number, the exact name of your account and your social security or taxpayer identification number. The Fund will then mail a check to your account address or, if you have elected the wire redemption privilege, wire the proceeds normally on the following business day. However, if it is not in the best interest of the Funds to do so, the Funds may take up to seven days to pay proceeds from shares redeemed by telephone. The Funds reserve the right to suspend or terminate the telephone redemption privilege at any time.

    TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names, addresses or wire transfer instructions have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record or wired to a bank account previously designated by you in writing and not changed within the past 30 days.

3) BY WIRE TRANSFER. If you have chosen the wire redemption privilege, you may request the Funds to transmit your proceeds by Federal Funds wire to a bank account previously designated by you in writing and not changed within the past 30 days. See "GENERAL REDEMPTION INFORMATION -- EXECUTION OF REQUESTS" below.

4) THROUGH FINANCIAL INSTITUTIONS. If you bought your shares through a financial institution and these shares are held in the name of the financial institution, you must redeem your shares through the financial institution. Please contact the financial institution for this service.

GENERAL REDEMPTION INFORMATION

INSTITUTIONAL AND FIDUCIARY ACCOUNT HOLDERS. Institutional and fiduciary account holders, such as corporations, custodians, executors, administrators, trustees or guardians, must submit, with each request, a completed certificate of authorization in a form of resolution acceptable to the Fund. The request must include other supporting legal documents as required from organizations, executors, administrators, trustees or others acting on accounts not registered in their names. For more information, please contact Shareholder Services at 1-800-560-6111.

CANCELLATION. A shareholder may not cancel or revoke a redemption order once instructions have been received and accepted. Driehaus Mutual Funds cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

REDEMPTIONS BY THE FUNDS. Driehaus Mutual Funds reserve the right to redeem shares in any account and send the proceeds to the owner if immediately after a redemption, the shares in the account do not have the Minimum Account Value as shown below:

-------------------------------------------------------------------------------------------------
                                                                               MINIMUM IRA
                       FUND                     MINIMUM ACCOUNT VALUE         ACCOUNT VALUE
-------------------------------------------------------------------------------------------------
     Driehaus International Growth Fund                $50,000                   $50,000
-------------------------------------------------------------------------------------------------
     Driehaus International Discovery Fund             $ 5,000                   $ 1,500
-------------------------------------------------------------------------------------------------
     Driehaus European Opportunity Fund                $ 5,000                   $ 1,500
-------------------------------------------------------------------------------------------------
     Driehaus Asia Pacific Growth Fund                 $ 5,000                   $ 1,500
-------------------------------------------------------------------------------------------------
     Driehaus Emerging Markets Growth Fund             $ 5,000                   $ 1,500
-------------------------------------------------------------------------------------------------

A shareholder would be notified that the account is below the minimum and would have 30 days to increase the account before the account is redeemed.

IN-KIND REDEMPTIONS. Driehaus Mutual Funds generally intend to pay all redemptions in cash. However, the Funds may pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities, if your requests over a 90-day period total more than $250,000 or 1% of the net assets of the relevant Fund, whichever is less.

EXECUTION OF REQUESTS. If an order is placed prior to the close of regular trading on the NYSE (normally 3:00 p.m., Central time) on any business day, the purchase of shares is executed at the net asset value determined as of the closing time that day. If the order is placed after that time, it will be effected on the next business day.

A redemption order will be executed at the price which is the net asset value determined after proper redemption instructions are received, minus the redemption fee, if applicable (see "HOW TO REDEEM SHARES"). The redemption price received depends upon the Fund's net asset value per share at the time of redemption and any applicable redemption fee. Therefore, it may be more or less than the price originally paid for the shares and may result in a realized capital gain or loss.

Each Fund will deduct a redemption fee of 2.00% from the redemption amount for shareholders who sell their shares within 60 days of purchase. This fee is paid to the Fund and is designed to offset the commission costs, market impact costs, tax consequences to the Fund, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The redemption fee may be waived for certain retirement plan investors as well as for investors who purchase through intermediaries that do not collect the fee. DSC may also waive the redemption fee.

For shareholders who purchased shares on different days, the shares held the longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to shares that were acquired through reinvestment of distributions.

The Fund will normally mail payment for shares redeemed within seven days after proper instructions are received. If requested, the Fund will pay proceeds by wire, normally by the next business day. However, if it is not in the best interest of the Funds to do so, the Funds may take up to seven days to pay proceeds from shares redeemed by wire. The Funds are not responsible for the efficiency of the federal wire system or the shareholder's financial services firm or bank. The Funds currently charge a shareholder $25 for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's financial services firm or bank. Payment for shares redeemed within 10 calendar days after they have been purchased by personal check will be delayed until the escrow period has expired. Delays may be avoided if shares are purchased by certified check or wire transfer.

FREQUENT TRADING. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing," is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds reserve the right to reject any purchase orders, including exchanges, particularly from market timers or investors who may have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to a Fund. For these purposes, the Adviser may consider an investor's trading history in the Funds and accounts under common ownership or control.

SHAREHOLDER SERVICES AND POLICIES

EXCHANGING SHARES. Any shares of the Funds that you have held for 15 days or more may be exchanged for shares of any other Driehaus Mutual Fund in an identically registered account, provided the Fund(s) to be acquired is (are) registered for sale in your state of residence and you have met the minimum initial investment requirements. Procedures applicable to the purchase and redemption of a Fund's shares are also applicable to exchanging shares, including the prices that you receive and pay for the shares you exchange. You will automatically have the ability to exchange shares by telephone unless you indicate on your application that you do not want this privilege. The Funds reserve the right to limit the number of exchanges between Funds and to reject any exchange order. The Funds reserve the right to modify or discontinue the exchange privilege at any time upon 60 days' written notice. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed. The 2.00% redemption fee which applies to shareholders who sell their shares within 60 days of purchase is also applied to shareholders who exchange their shares for other Driehaus Mutual Fund shares within 60 days of purchase.

SIGNATURE GUARANTEES. A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. In addition to certain signature requirements, a signature guarantee is required in any of the following circumstances:

     -  A redemption request is over $100,000.
     - A redemption check is to be made payable to anyone other than the shareholder(s) of record or the name has been changed within 30 days of the request.
     - A redemption check is to be mailed to an address other than the address of record or the address has been changed within 30 days of the request.
     - A redemption amount is to be wired to a bank other than one previously authorized or the wire transfer instructions have been changed within 30 days of the request.

At the Funds' discretion, signature guarantees also may be required for other redemptions. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP), and the New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not part of these programs will not be accepted.

TELEPHONE TRANSACTIONS. Shareholders will automatically have telephone redemption and exchange privileges unless on their account application, they indicate they do not want these privileges. Shareholders may also buy (by bank wire) shares by telephone. Shareholders engaging in telephone transactions should be aware that they may be forgoing some of the security associated with written requests. A shareholder will bear the risk of any resulting losses from a telephone transaction. The Funds will employ reasonable procedures to confirm that the telephonic instructions are genuine. If the Funds or their service providers fail to employ these measures, they may be liable for any losses arising from unauthorized or fraudulent instructions. In addition, the Funds reserve the right to record all telephone conversations. Please verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

UNUSUAL CIRCUMSTANCES. During times of unusual economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In addition, in unusual circumstances, any Fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to seven days or longer as allowed by federal securities laws. In the event that you are unable to reach the Funds by telephone, requests may be mailed to the Funds at the address listed in "HOW TO REDEEM SHARES."

A NOTE ON MAILING PROCEDURES. In order to provide greater convenience to our shareholders and cost savings to the Funds by reducing the number of duplicate shareholder mailings, only one copy of most proxy statements, financial reports and prospectuses will be mailed to households, even if more than one person in a household holds shares of the Fund. Separate shareholder statements will continue to be mailed for each Fund account. If you want additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-560-6111 or write to us at P.O. Box 9817, Providence, Rhode Island 02940.

DIVIDEND AND ACCOUNT POLICIES

REINVESTMENT OF DISTRIBUTIONS. Dividends and distributions payable by a Fund are automatically reinvested in additional shares of the Fund unless the investor indicates otherwise on the application or subsequently notifies the Fund, in writing, of the desire to not have dividends automatically reinvested.

DISTRIBUTIONS AND TAXES

PAYMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund pays its shareholders dividends from its net investment income, and distributions from any capital gain net income that it has realized. A shareholder may realize a capital gain or loss for tax purposes upon the redemption or exchange of Fund shares, depending upon the cost or other basis of the shares redeemed. Distributions are generally paid once a year. Each Fund intends to distribute at least 98% of any net investment income for the calendar year plus 98% of capital gain net income realized from the sale of securities net of any realized foreign exchange gains or losses during the 12 month period ended October 31 in that year, if any. Each Fund intends to distribute any undistributed net investment income and capital gain net income in the following year. Since each Fund has a capital loss carryforward, no capital gains distributions will be paid to shareholders until net gains have been realized in excess of the carryforward.

TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS. Shareholders will generally be subject to federal income tax at ordinary income tax rates on any dividends received that are derived from investment company taxable income, which includes short-term capital gains. Distributions of net capital gain, when designated as such by a Fund, are taxable to the shareholder as long-term capital gains, regardless of how long shares of the Fund have been held by the shareholder. However, losses on shares held less than six months will be treated as long-term capital loss to the extent of any long-term capital gain dividends received by the shareholder. Distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared in the last three months of the year and paid in the following January are taxable as if paid on December 31 of the year declared.

                          TAXABILITY OF DISTRIBUTIONS

                                  TAX RATE FOR                TAX RATE FOR
  TYPE OF DISTRIBUTION        15% BRACKET OR LOWER        27% BRACKET OR ABOVE
  --------------------        --------------------        --------------------
Income Dividends              ordinary income rate        ordinary income rate
Short-term Capital Gains      ordinary income rate        ordinary income rate
Long-term Capital Gains               10%                         20%
Qualified 5-year Capital               8%                         N/A
  Gains

Investment income received by each Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that generally entitle each Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. Each Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

To the extent that a Fund is liable for foreign income taxes, the Fund may operate so as to meet the requirements of the U.S. Internal Revenue Code to "pass through" to the Fund's shareholders foreign income taxes paid, but there can be no assurance that the Fund will be able to do so. If this election is made, shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of the income taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The shareholders of the Fund may claim a credit by reason of the Fund's election, subject to certain limitations imposed by the Internal Revenue Code. Also, under the Internal Revenue Code, no deduction for foreign taxes may be claimed by individual shareholders who do not elect to itemize deductions on their federal income tax returns, although such a shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in the amount of the shareholder's pro rata share of foreign taxes paid by the Fund. If a Fund does not make such an election, the foreign taxes paid by the Fund will reduce the Fund's net investment income.

BUYING A DISTRIBUTION. A distribution paid after an investor purchases shares in a Fund will reduce the net asset value of the shares by the amount of the distribution, which nevertheless will be taxable to the shareholders even if it represents a return of a portion of the shareholder's investment.

BACKUP WITHHOLDING. A Fund may be required to withhold federal income tax ("backup withholding") at a 30% rate (29% for calendar years 2004 and 2005) from taxable dividend, capital gain distributions and redemption proceeds paid to certain shareholders. Backup withholding may be required if:

     - An investor fails to furnish the investor's properly certified social security or other tax identification number;
     - An investor fails to certify that the investor's tax identification number is correct or that the investor is not subject to backup withholding due to the under reporting of certain income; or
     - The Internal Revenue Service informs the Fund that the investor's tax identification number is incorrect.

These certifications are contained in the application that should be completed and returned when opening an account. Each Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for a Fund to reimburse a shareholder for amounts withheld. A shareholder may, however, claim the amount withheld as a credit on the shareholder's federal income tax return.

The foregoing discussion of U.S. and foreign taxation is only a general summary. It is not intended to be a full discussion of federal income tax laws and their effect on shareholders. Shareholders should consult their tax advisers as to the federal, state, local or foreign tax consequences of ownership of any Fund shares.

--------------------------------------------------------------------------------
                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

More information on these Funds is available without charge, upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

The annual and semi-annual reports to shareholders describe each Fund's performance, list portfolio holdings and contain a letter from the Funds' Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Funds' performance during the Funds' last fiscal period. Management's discussion of Fund performance is incorporated by reference into this prospectus from the annual report to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 1-800-560-6111

BY MAIL
Write to:
Driehaus Mutual Funds
P.O. Box 9817
Providence, RI 02940

ON THE INTERNET
Text-only versions of Fund documents can be viewed online or downloaded from:
WWW.DRIEHAUS.COM

the SEC at http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by sending your request by email to publicinfo@sec.gov or to the SEC's Public Reference Section, Washington, DC 20549-0102 (a duplicating fee is charged).

(C)2003, Driehaus Mutual Funds

1940 Act File No. 811-07655

                       STATEMENT OF ADDITIONAL INFORMATION

                      DRIEHAUS INTERNATIONAL DISCOVERY FUND
                      DRIEHAUS EMERGING MARKETS GROWTH FUND

                              DRIEHAUS MUTUAL FUNDS
                               25 EAST ERIE STREET
                             CHICAGO, ILLINOIS 60611
                                 (800) 560-6111

         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Proxy Statement/Prospectus dated July __, 2003 for the Special Meetings of Shareholders of Driehaus International Growth Fund, Driehaus European Opportunity Fund and Driehaus Asia Pacific Growth Fund to be held on September 12, 2003. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to Driehaus Mutual Funds, P.O. Box 9817, Providence, Rhode Island 02940, or by calling toll-free (800) 560-6111. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

         Further information about Driehaus Mutual Funds is contained in and incorporated herein by reference to Driehaus Mutual Funds' Statement of Additional Information dated May 1, 2003. The audited financial statements and related independent auditors' report for Driehaus International Discovery Fund, Driehaus International Growth Fund, Driehaus European Opportunity Fund, Driehaus Emerging Markets Growth Fund and Driehaus Asia Pacific Growth Fund contained in the Annual Report for the fiscal year ended December 31, 2002 are incorporated herein by reference. The unaudited pro forma financial statements attached hereto are intended to present the financial condition and related results of operations of the participating Driehaus Mutual Funds as if the Reorganizations had been consummated on December 31, 2002.

         The date of this Statement of Additional Information is July __, 2003.

                      DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                     Driehaus         Driehaus         Driehaus       Pro Forma        Pro Forma
                                                  International    International       European      Adjustments        Combined
                                                  Discovery Fund    Growth Fund    Opportunity Fund                     (Note 1)
                                                  ---------------  --------------  ---------------- -------------    --------------
ASSETS:
Investments:
        Investments at cost                         $ 57,988,094   $  99,437,520     $ 21,484,125   $           -     $178,909,739
        Net unrealized appreciation                    7,398,383       3,687,622        2,194,261               -       13,280,266
                                                  ---------------  --------------  ---------------  -------------    --------------

              Investments, at market value            65,386,477     103,125,142       23,678,386   $           -      192,190,005

Cash                                                   2,895,041       3,110,669        2,336,061               -        8,341,771
Foreign currency (cost $246,582, $0 and $0)              247,013               -                -               -          247,013
Receivables:
        Dividends                                         50,083         191,334           59,516               -          300,933
        Interest                                             399             211              286               -              896
        Investment securities sold                             -       1,248,593          385,856               -        1,634,449
        Fund shares sold                                 495,850              28           92,475               -          588,353
        Foreign withholding tax refund                         -         912,921                -               -          912,921
Prepaid expenses                                           6,894          14,082            3,650               -           24,626
                                                  ---------------  --------------  ---------------  -------------    --------------

              Total Assets                            69,081,757     108,602,980       26,556,230               -      204,240,967

LIABILITIES:
Payables:
        Investment securities purchased                  762,132         827,174          661,515               -        2,250,821
        Fund shares redeemed                              56,113         440,668            3,047               -          499,828
        Due to affiliates                                 87,545         139,914            9,082               -          236,541
        Net unrealized depreciation on unsettled
           foreign currency forward contracts
           from transaction hedges                         4,291          13,504              901               -           18,696
Accrued expenses                                          59,027          84,516           50,726               -          194,269
                                                  ---------------  --------------  ---------------  -------------    --------------

              Total Liabilities                          969,108       1,505,776          725,271               -        3,200,155
                                                  ---------------  --------------  ---------------  -------------    --------------

NET ASSETS                                          $ 68,112,649   $ 107,097,204     $ 25,830,959   $           -      201,040,812
                                                  ===============  ==============  ===============  =============    ==============

Net Assets consisted of the following at
 December 31, 2002:
        Paid-in capital                             $ 91,866,442   $ 261,997,069     $ 39,414,635               -      393,278,146
        Undistributed net investment income              (20,349)        (35,823)          (2,131)              -          (58,303)
        Undistributed net realized loss              (31,137,362)   (158,478,150)     (15,781,840)              -     (205,397,352)
        Unrealized net foreign exchange gain               5,535         (73,514)           6,034               -          (61,945)
        Unrealized net appreciation on                 7,398,383       3,687,622        2,194,261               -       13,280,266
          investments                             ---------------------------------------------------------------    --------------

NET ASSETS                                          $ 68,112,649   $ 107,097,204     $ 25,830,959   $           -     $201,040,812
                                                  ===============  ==============  ===============  =============    ==============

Driehaus International Discovery Fund
        Net Assets                                  $ 68,112,649                                    $ 132,928,163 (a) $201,040,812
        Shares Outstanding                             3,778,093                                        7,372,610 (a)   11,150,703
                                                  ---------------                                   -------------    --------------

        Net Asset Value Per Share                         $18.03                                    $       18.03     $      18.03

Driehaus International Growth Fund
        Net Assets                                                 $ 107,097,204                    $(107,097,204)(b) $          -
        Shares Outstanding                                            21,146,484                      (21,146,484)(b)            -
                                                                   --------------                   --------------   --------------

        Net Asset Value Per Share                                          $5.06                    $           -     $          -

Driehaus European Opportunity Fund
        Net Assets                                                                   $ 25,830,959   $ (25,830,959)(c)
        Shares Outstanding                                                              1,321,490      (1,321,490)(c)
                                                                                   ---------------  --------------   --------------

        Net Asset Value Per Share                                                          $19.55   $           -     $          -


  (a) Reflects net effect of combining existing Driehaus International Growth Fund and Driehaus European Opportunity Fund into the Driehaus International Discovery Fund.

  (b) Reflects exchange of Driehaus International Growth Fund into the Driehaus International Discovery Fund.

  (c) Reflects exchange of Driehaus European Opportunity Fund into the Driehaus International Discovery Fund.


              See Notes to Pro Forma Combining Financial Statements

                      DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002
                                   (UNAUDITED)

                                                         Driehaus        Driehaus         Driehaus       Pro Forma     Pro Forma
                                                       International   International      European      Adjustments     Combined
                                                       Discovery Fund   Growth Fund   Opportunity Fund                  (Note 1)
                                                       --------------  -------------- ----------------- ------------  -------------
INVESTMENT LOSS:
Income:
        Dividends                                      $    797,861    $   2,263,407  $    436,700      $        -    $  3,497,968
        Less : Non-reclaimable foreign taxes withheld       (79,302)        (186,365)      (44,307)              -        (309,974)
        Interest                                             19,078           21,482         3,914               -          44,474
                                                       -------------   -------------- -------------     -----------   -------------

              Total Income                                  737,637        2,098,524       396,307               -       3,232,468

Expenses:
        Investment advisory fee                             960,318        2,143,758       368,589               -       3,472,665
        Administration fee                                  114,000          178,645       114,000         (82,506)(a)     324,139
        Professional fees                                    73,300          115,800        63,200         (56,050)(b)     196,250
        Federal and state registration fees                  17,470           20,000        17,000         (31,000)(b)      23,470
        Custodian fees                                      152,700          231,585       151,750        (200,000)(b)     336,035
        Transfer agent fees                                  63,194           46,693        49,594         (72,000)(a)      87,481
        Trustee fees                                          9,970           15,696         6,550               -          32,216
        Miscellaneous                                        54,684           79,371        42,723         (17,575)(b)     159,203
                                                       -------------   -------------- -------------     -----------   -------------

              Total Expenses                              1,445,636        2,831,548       813,406        (459,131)      4,631,459
              Fees paid indirectly                         (252,135)        (476,500)      (85,947)              -        (814,582)
              Expense reinbursement from adviser                  -                -      (277,349)        277,349 (c)           -
                                                       -------------   -------------- -------------     -----------   -------------

              Net Expenses                                1,193,501        2,355,048       450,110        (181,782)      3,816,877
                                                       -------------   -------------- -------------     -----------   -------------
                                                                                                                 -               -
Net Investment Loss                                    $   (455,864)   $    (256,524) $    (53,803)     $  181,782    $   (584,409)
                                                       =============   ============== =============     ===========   =============



NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
        Net realized gain from security transactions   $(10,513,227)   $ (22,834,577) $  1,094,394               -     (32,253,410)
        Net realized foreign exchange loss                 (497,620)        (958,703)      (53,425)              -      (1,509,748)
        Net change in unrealized foreign exchange gain       11,651           76,108         4,114               -          91,873
        Net change in unrealized appreciation of             59,559      (16,094,042)   (1,702,724)              -     (17,737,207)
          investments                                  ------------------------------------------------------------   -------------

              Net realized and unrealized loss on
               investments                              (10,939,637)     (39,811,214)     (657,641)              -     (51,408,492)
                                                       -------------   -------------- -------------     -----------   -------------

NET DECREASE IN ASSETS FROM OPERATIONS                 $(11,395,501)   $ (40,067,738)  $  (711,444)     $  181,782    $(51,992,901)
                                                       =============   ============== =============     ===========   =============


  (a)   Reflects adjustment to the acquired Fund contractual fee level.

  (b)   Reflects expected savings/increases based on current year budget.

  (c) Reflects adjustment to the acquired Fund's contractual expense limitation.
















              See Notes to Pro Forma Combining Financial Statements

                      DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                                  SHARES

                                                        Driehaus        Driehaus          Driehaus       Pro Forma     Pro Forma
                                                      International   International       European      Adjustments     Combined
                         Description                  Discovery Fund  Growth Fund     Opportunity Fund                  (Note 1)
          ------------------------------------------  --------------  -------------   ---------------- ------------   ------------
EQUITY SECURITIES - 95.3%
EUROPE - 56.1%

      UNITED KINGDOM - 15.4%
          Alexon Group PLC                                       -               -          40,000               -          40,000
          Amvescap PLC                                           -         113,559               -               -         113,559
          Aviva PLC                                              -               -          55,617               -          55,617
          BHP Billiton PLC                                       -               -          42,000               -          42,000
          British Sky Broadcasting Group PLC**                   -         465,004               -               -         465,004
          Burberry Group PLC**                                   -          74,398               -               -          74,398
          CRC Group PLC                                          -               -          24,000               -          24,000
          EasyJet PLC**                                    170,272         250,866          60,000               -         481,138
          Ebookers PLC**                                    67,105               -          17,000               -          84,105
          Egg PLC**                                        173,243               -         160,000               -         333,243
          Enterprise Inns PLC                               55,178               -               -               -          55,178
          Gallaher Group PLC                                     -         336,688               -               -         336,688
          ICAP PLC                                               -          18,285               -               -          18,285
          Inchcape PLC                                      19,764               -          17,000               -          36,764
          Isoft Group PLC                                  220,878               -               -               -         220,878
          Jardine Lloyd Thompson Group PLC                  86,538               -               -               -          86,538
          Lastminute.com PLC**                             613,471               -               -               -         613,471
          MMO2 PLC**                                             -         311,310               -               -         311,310
          New Look Group PLC                               244,111               -               -               -         244,111
          Paladin Resources PLC                            416,836               -               -               -         416,836
          Premier Oil PLC**                              2,947,619               -               -               -       2,947,619
          Rank Group PLC                                   187,459               -               -               -         187,459
          Royal Bank of Scotland Group PLC                       -          29,927          11,500               -          41,427
          Schroders PLC                                     59,638               -               -               -          59,638
          Torex PLC                                              -               -          46,000               -          46,000
          Vodafone Group PLC                                     -       1,256,640         400,000               -       1,656,640
          Vodafone Group PLC - ADR                               -          29,946               -               -          29,946
          William Hill PLC                                       -         490,207          90,000               -         580,207
          Willis Group Holdings, Ltd. - ADR**                    -          39,494          15,500               -          54,994
          Wilson Bowden PLC                                      -               -          23,000               -          23,000
          WPP Group PLC                                          -               -          51,000               -          51,000
                                                                                                                                 -

      IRELAND - 6.0%
          Allied Irish Banks PLC                                 -          76,530               -               -          76,530
          Anglo Irish Bank Corp. PLC                             -         202,812               -               -         202,812
          Bank of Ireland                                        -          61,041               -               -          61,041
          ICON PLC - ADR**                                  26,200               -          12,000               -          38,200
          Irish Life & Permanent PLC                             -          70,629          15,000               -          85,629
          Ryanair Holdings PLC**                                 -         597,476               -               -         597,476
          Ryanair Holdings PLC - ADR**                           -          73,122               -               -          73,122


      RUSSIA - 3.7%
          AO VimpelCom - ADR**                              47,825          37,600          22,000               -         107,425
          LUKOIL - ADR                                           -               -           4,000               -           4,000
          Mobile Telesystems - ADR                               -          54,600               -               -          54,600
          Sberbank RF - ADR**                                2,135               -           2,000               -           4,135
          Sibirtelecom**                                         -       2,985,403               -               -       2,985,403
          Wimm-Bill-Dann Foods OJSC - ADR**                      -          41,715               -               -          41,715
          YUKOS - ADR                                            -               -           1,500               -           1,500


      GERMANY - 3.3%
          Bayerische Hypo-Und Vereinsbank AG                     -               -          14,000               -          14,000
          Deutsche Boerse AG                                     -          22,597          11,000               -          33,597
          Deutsche Telecom AG - ADR                              -               -          24,000               -          24,000
          Draegerwerk AG (Pref.)                                 -               -           3,500               -           3,500
          Escada AG                                              -               -          12,000               -          12,000
          Krones AG                                              -               -           5,000               -           5,000
          Krones AG (Pref.)                                 13,643               -               -               -          13,643
          Medion AG                                          8,053               -               -               -           8,053
          Puma AG                                           14,606               -           4,000               -          18,606

                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                                  SHARES

                                                        Driehaus        Driehaus          Driehaus       Pro Forma     Pro Forma
                                                      International   International       European      Adjustments     Combined
                         Description                  Discovery Fund  Growth Fund     Opportunity Fund                  (Note 1)
          ------------------------------------------  --------------  -------------   ---------------- ------------   ------------
          SAP AG                                                 -           3,175               -               -           3,175
          Stada Arzneimittel AG                             30,329               -               -               -          30,329
          United Internet AG**                                   -               -          28,000               -          28,000
          Volkswagen AG (Pref.)                                  -               -           6,000               -           6,000
          Zapf Creation AG                                       -               -          11,500               -          11,500


      FINLAND - 3.3%
          Elcoteq Network Corp. - A**                      116,500               -          37,000               -         153,500
          Instrumentarium Corp. Oyj                         24,400               -           8,500               -          32,900
          Nokia Oyj                                              -         136,200               -               -         136,200
          Nokia Oyj - ADR                                        -               -          25,000               -          25,000
          Perlos Oyj                                       147,570               -               -               -         147,570


      ITALY - 2.9%
          Bulgary SpA                                            -         256,914               -               -         256,914
          De Rigo SpA - ADR                                      -               -          24,000               -          24,000
          Lottomattica SpA**                                     -          41,285               -               -          41,285
          Merloni Elettrodomestici SpA                     130,534               -          42,000               -         172,534
          Saeco International Group SpA**                  334,353               -               -               -         334,353
          Saipem SpA                                             -               -         100,000               -         100,000


      NETHERLANDS - 2.8%
          ASM International NV - ADR**                           -               -          14,000               -          14,000
          Euronext NV                                            -          73,240          21,000               -          94,240
          Koninklijke (Royal) KPN NV**                           -               -          95,000               -          95,000
          Rodamco Asia NV                                        -               -          15,500               -          15,500
          Teleplan International NV**                      115,484               -          50,000               -         165,484
          United Services Group NV                               -               -          26,000               -          26,000
          Vodafone Libertel NV**                            96,777               -               -               -          96,777


      SWITZERLAND - 2.8%
          Adecco SA                                              -          12,369               -               -          12,369
          Givaudan SA                                            -           9,021               -               -           9,021
          Saurer AG**                                            -               -           5,000               -           5,000
          SEZ Holding AG**                                       -               -          10,000               -          10,000
          Straumann AG                                       5,011               -               -               -           5,011
          UBS AG**                                               -               -           7,000               -           7,000


      SPAIN - 2.4%
          Actividades de Construccion y Servicios SA             -               -          17,000               -          17,000
          Amadeus Global Travel Distribution SA - A              -         239,648               -               -         239,648
          Grupo Ferrovial SA                                     -               -          16,000               -          16,000
          Iberia Lineas Aereas de Espana SA                538,608               -         250,000               -         788,608
          Indra Sistemas SA                                 78,067               -               -               -          78,067
          Industria de Diseno Textil SA                          -          45,684               -               -          45,684
          Telefonica SA - ADR**                                  -               -           8,000               -           8,000


      AUSTRIA - 2.3%
          Erste Bank der Oesterreichischen Sparkassen AG    23,870          32,110          12,500               -          68,480


      SWEDEN - 1.9%
          Axfood AB                                         35,226               -               -               -          35,226
          Biacore International AB**                        17,765               -           3,500               -          21,265
          Eniro AB                                               -               -          35,000               -          35,000
          Mekonomen AB                                      28,150               -               -               -          28,150
          ORC Software AB                                   51,100               -               -               -          51,100
          SKF AB - B                                             -               -           9,000               -           9,000
          Tele2 AB - B**                                         -               -          10,000               -          10,000
          Telefonaktiebolaget LM Ericsson - ADR**                -          83,300          24,000               -         107,300
          Telelogic AB**                                         -               -         165,000               -         165,000


                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                                  SHARES

                                                        Driehaus        Driehaus          Driehaus       Pro Forma     Pro Forma
                                                      International   International       European      Adjustments     Combined
                         Description                  Discovery Fund  Growth Fund     Opportunity Fund                  (Note 1)
          ------------------------------------------  --------------  -------------   ---------------- ------------   ------------
      CZECH REPUBLIC - 1.7%
          Komercni Banka AS                                      -          32,495               -               -          32,495
          Komercni Banka AS - GDR                           55,058               -               -               -          55,058

      HUNGARY - 1.7%
          EGIS Rt.                                               -               -           3,000               -           3,000
          Magyar Tavkozlesi Rt. - ADR                            -               -          18,000               -          18,000
          OTP Bank Rt.                                           -         142,199          38,000               -         180,199
          OTP Bank Rt. - GDR                                     -          55,888               -               -          55,888



      FRANCE - 1.6%
          April Group                                       23,169               -               -               -          23,169
          Business Objects SA - ADR**                            -               -           9,000               -           9,000
          CNP Assurances                                         -               -           7,500               -           7,500
          Prismaflex International**                             -               -           6,000               -           6,000
          Sanofi - Synthelabo SA                                 -          23,052               -               -          23,052
          Societe Generale - A                                   -               -           6,800               -           6,800
          STMicroelectronics NV                                  -               -          11,000               -          11,000
          Vivendi Universal SA                                   -          17,308               -               -          17,308


      BELGIUM - 1.1%
          Algemene Maatschappij voor Nijverheidskredit NV        -               -          18,000               -          18,000
          Mobistar SA**                                     51,834               -          11,500               -          63,334


      GREECE - 1.0%
          Aktor SA Technical Co                             89,199               -               -               -          89,199
          Altec SA Information & Communication Systems**         -               -          55,000               -          55,000
          Hellenic Tellecommunications Organization SA           -               -          14,000               -          14,000
          Hyatt Regency Hotels & Tourism SA                145,910               -               -               -         145,910
          Public Power Corp.                                     -               -           9,000               -           9,000
          Teletipos SA Mega Channel                              -               -          33,000               -          33,000


      CROATIA - 0.6%
          Pliva - GDR                                       50,547               -          30,000               -          80,547


      ESTONIA - 0.6%
          Hansabank, Ltd.                                   45,400               -          21,500               -          66,900


      TURKEY - 0.4%
          Dogan Yayin Holding AS**                               -               -      60,000,000               -      60,000,000
          Finansbank AS**                                        -               -     119,999,220               -     119,999,220
          Ford Otomotiv Sanayi AS**                     56,725,000               -               -               -      56,725,000
          Turkcell Iletisim Hizmetleri AS - ADR**                -               -          16,000               -          16,000


      DENMARK - 0.3%
          Radiometer AS - B                                 13,400               -               -               -          13,400


      POLAND - 0.1%
          Telekomunikacja Polska - GDR**                         -               -          80,000               -          80,000


      LUXEMBOURG - 0.1%
          SBS Broadcasting SA - ADR**                       18,100               -               -               -          18,100


      NORWAY - 0.1%
          Tomra Systems ASA                                      -               -          20,000               -          20,000



                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002
                                  (UNAUDITED)

                                                                                  SHARES

                                                        Driehaus        Driehaus          Driehaus       Pro Forma     Pro Forma
                                                      International   International       European      Adjustments     Combined
                         Description                  Discovery Fund  Growth Fund     Opportunity Fund                  (Note 1)
          ------------------------------------------  --------------  -------------   ---------------- ------------   ------------
FAR EAST - 20.7%                                                 -               -               -               -               -

      SOUTH KOREA - 5.4%                                         -               -               -               -               -
          CJ Shopping Corp.                                      -          11,298               -               -          11,298
          Daishin Securities Co., Ltd.                      37,230               -               -               -          37,230
          Daum Communications Corp.**                            -           9,099               -               -           9,099
          DGI Co., Ltd.                                     23,785               -               -               -          23,785
          Feelingk Co., Ltd.                                94,300               -               -               -          94,300
          Hyundai Motor Co., Ltd.                                -           9,400               -               -           9,400
          Intelligent Digital Integrated Security Co., Ltd.      -          47,148               -               -          47,148
          KH Vatec Co., Ltd.                                11,660               -               -               -          11,660
          LG Electronics, Inc.**                                 -           6,910               -               -           6,910
          NHN Corp.                                         10,735               -               -               -          10,735
          Pantech Co., Ltd.**                               25,760          65,500               -               -          91,260
          POSCO                                                  -           8,170               -               -           8,170
          RFTech Co., Ltd.                                  62,726               -               -               -          62,726
          Samsung Electronics Co., Ltd.                          -          12,710               -               -          12,710

          Sindo Ricoh Co., Ltd.                              9,760               -               -               -           9,760
          Ssangyong Motor Co., Ltd.**                       85,150               -               -               -          85,150


      CHINA - 2.9%
          China Oilfield Services, Ltd.**                        -         638,000               -               -         638,000
          Huaneng Power International, Inc. - H                  -       3,300,000               -               -       3,300,000
          Sinopec Shanghai Petrochemical Co., Ltd.**     5,712,000               -               -               -       5,712,000
          Travelsky Technology, Ltd. - H                 1,193,000               -               -               -       1,193,000
          Zhejiang Expressway Co., Ltd. - H              3,378,000               -               -               -       3,378,000


      JAPAN - 2.4%
          Daito Trust Construction Co., Ltd.                25,500               -               -               -          25,500
          JSR Corp.                                              -          59,000               -               -          59,000
          Konami Corp.                                           -          19,800               -               -          19,800
          Nichii Gakkan Co.                                      -               5               -               -               5
          Seiyu, Ltd.**                                          -         431,510               -               -         431,510
          Toyoda Gosei Co., Ltd.                                 -          13,900               -               -          13,900
          Tsumura & Co.**                                   66,000               -               -               -          66,000
          Yahoo Japan Corp.**                                    -              87               -               -              87


      HONG KONG - 2.4%                                           -               -               -               -               -
          China Pharmaceutical Enterprise
             and Investment Corp., Ltd.                  4,144,000               -               -               -       4,144,000
          CNOOC, Ltd.                                            -         736,000               -               -         736,000
          Cosco Pacific, Ltd.                                    -         634,000               -               -         634,000
          Denway Motors, Ltd.                            2,224,000               -               -               -       2,224,000
          Hong Kong Exchanges & Clearing, Ltd.                   -         590,000               -               -         590,000
          SINA.com - ADR**                                 152,900               -               -               -         152,900


      TAIWAN - 1.8%
          China Motor Co., Ltd.                            371,000               -               -               -         371,000
          Compal Electronics, Inc.                         194,000               -               -               -         194,000
          Compal Electronics, Inc. - GDR                   123,990               -               -               -         123,990
          EVA Airways Corp.**                              916,000               -               -               -         916,000
          High Tech Computer Corp.                         166,000               -               -               -         166,000
          Yulon Motor Co., Ltd.                            937,000               -               -               -         937,000


      AUSTRALIA - 1.8%
          Coca-Cola Amatil, Ltd.                                 -         202,760               -               -         202,760
          James Hardie Industries NV                             -         478,719               -               -         478,719
          Ten Network Holdings, Ltd.**                     837,619               -               -               -         837,619


      INDONESIA - 1.7%


                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                                  SHARES

                                                        Driehaus        Driehaus          Driehaus       Pro Forma     Pro Forma
                                                      International   International       European      Adjustments     Combined
                         Description                  Discovery Fund  Growth Fund     Opportunity Fund                  (Note 1)
          ------------------------------------------  --------------  -------------   ---------------- ------------   ------------
          PT Astra Agro Lestari Tbk                      1,730,000               -               -               -       1,730,000
          PT Bank Central Asia Tbk                       3,142,000       1,050,500               -               -       4,192,500
          PT Telekomunikasi Indonesia Tbk                1,232,500       3,329,400               -               -       4,561,900

      MALAYSIA - 0.8%
          Maxis Communications Berhad**                          -       1,130,788               -               -       1,130,788


      SINGAPORE - 0.7%
          Flextronics International, Ltd. - ADR**                -         167,100               -               -         167,100


      THAILAND - 0.6%
          Land and Houses Public Co., Ltd. (Foreign)       373,400               -               -               -         373,400
          Major Cineplex Group Public Co., Ltd.            300,000               -               -               -         300,000
            (Foreign)**


      INDIA - 0.2%
          ICICI Bank, Ltd. - ADR                            75,200               -               -               -          75,200




NORTH AMERICA - 11.9%

      CANADA - 5.6%
          Celestica, Inc. - ADR**                                -          75,490               -               -          75,490
          CHC Helicopter Corp.                              21,881               -               -               -          21,881
          Cinram International, Inc.                       114,469               -               -               -         114,469
          Cognos, Inc.**                                         -          69,603               -               -          69,603
          Cott Corp. - ADR**                                     -          97,558               -               -          97,558
          High River Gold Mines, Ltd.**                          -               -         150,000               -         150,000
          Methanex Corp.                                         -          93,175               -               -          93,175
          PEYTO Exploration & Development Corp.**          203,316               -               -               -         203,316
          Sierra Wireless, Inc.**                           94,104               -               -               -          94,104
          Telesystem International Wireless, Inc.**              -               -         500,000               -         500,000
          Thunder Energy, Inc.**                            95,591               -               -               -          95,591
          TSX Group, Inc.**+                                25,000               -               -               -          25,000
          TSX Group, Inc.**                                 25,040               -               -               -          25,040
          WestJet Airlines, Ltd.**                          58,202               -               -               -          58,202


      BERMUDA - 4.2%                                             -               -               -               -               -
          Accenture, Ltd. - ADR - A**                            -          65,700               -               -          65,700
          Frontline, Ltd.                                  119,500          29,200               -               -         148,700
          Marvell Technology Group, Ltd. - ADR**            14,100          82,800               -               -          96,900
          RenaissanceRe Holdings, Ltd. - ADR                17,000          89,021               -               -         106,021


      MEXICO - 1.6%
          America Movil SA de CV - ADR - L                       -          18,900               -               -          18,900
          Wal-Mart de Mexico SA de CV - V                        -       1,304,806               -               -       1,304,806


      CAYMAN ISLANDS - 0.5%
          Garmin, Ltd. - ADR**                                   -          35,748               -               -          35,748


MIDDLE EAST - 5.4%

      ISRAEL - 5.4%
          Nice Systems, Ltd. - ADR**                             -               -          27,000               -          27,000
          Taro Pharmaceutical Industries, Ltd. - ADR**      36,606          99,764           9,000               -         145,370
          Teva Pharmaceutical Industries, Ltd. - ADR             -         127,174           9,000               -         136,174

                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                                  SHARES

                                                        Driehaus        Driehaus          Driehaus       Pro Forma     Pro Forma
                                                      International   International       European      Adjustments     Combined
                         Description                  Discovery Fund  Growth Fund     Opportunity Fund                  (Note 1)
          ------------------------------------------  --------------  -------------   ---------------- ------------   ------------
AFRICA - 0.7%                                                                    -               -               -               -

      SOUTH AFRICA - 0.7%                                        -               -               -               -               -
          Harmony Gold Mining Co., Ltd. - ADR                    -          32,600               -               -          32,600
          Murray & Roberts Holdings, Ltd.                  312,895               -               -               -         312,895
          Pick'n Pay Stores, Ltd.                          234,239               -               -               -         234,239


SOUTH AMERICA - 0.5%

      BRAZIL - 0.4%
          Tele Norte Leste Participacoes SA - ADR                -          70,700               -               -          70,700
          Telesp Celular Participacoes SA - ADR**           53,800               -               -               -          53,800

      ARGENTINA - 0.1%
          Telecom Argentina Stet-France Telecom SA - ADR** 122,243               -               -               -         122,243


EQUITY CERTIFICATES - 0.3%
FAR EAST - 0.3%

      INDIA - 0.3%
          Satyam Computer Services, Ltd.+                   97,329               -               -               -          97,329


RIGHTS - 0.0%
FAR EAST - 0.0%

      THAILAND - 0.0%
          TelecomAsia Corp. Public Co., Ltd. (Foreign) -         -         307,294               -               -         307,294
            Rights**

EUROPE - 0.0%

      UNITED KINGDOM - 0.0%
          Paladin Resources PLC - Rights**                 104,209               -               -               -         104,209



      TOTAL INVESTMENTS (COST $178,909,739) ----- 95.6%
      Other Assets in Excess of Liabilities -------4.4%
          NET ASSETS-----------------------------100.0%



      **Non-income producing security
      + Restricted security
      ADR - American Depository Receipt
      GDR - Global Depository Receipt

                      DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                                   MARKET VALUE

                                                             Driehaus        Driehaus        Driehaus       Pro Forma   Pro Forma
                                                          International   International      European      Adjustments   Combined
                                Description               Discovery Fund   Growth Fund   Opportunity Fund                 (Note 1)
          ----------------------------------------------- -------------- ---------------  ---------------  ----------- ------------
EQUITY SECURITIES - 95.3%
EUROPE - 56.1%

      UNITED KINGDOM - 15.4%
          Alexon Group PLC                                             -               -         129,115           -        129,115
          Amvescap PLC                                                 -         727,626               -           -        727,626
          Aviva PLC                                                    -               -         396,657           -        396,657
          BHP Billiton PLC                                             -               -         224,318           -        224,318
          British Sky Broadcasting Group PLC**                         -       4,783,668               -           -      4,783,668
          Burberry Group PLC**                                         -         268,894               -           -        268,894
          CRC Group PLC                                                -               -          95,243           -         95,243
          EasyJet PLC**                                          751,099       1,106,613         264,670           -      2,122,382
          Ebookers PLC**                                         434,835               -         214,540           -        649,375
          Egg PLC**                                              401,626               -         370,925           -        772,551
          Enterprise Inns PLC                                    506,787               -               -           -        506,787
          Gallaher Group PLC                                           -       3,344,385               -           -      3,344,385
          ICAP PLC                                                     -         293,343               -           -        293,343
          Inchcape PLC                                           227,263               -         195,480           -        422,743
          Isoft Group PLC                                        910,324               -               -           -        910,324
          Jardine Lloyd Thompson Group PLC                       931,347               -               -           -        931,347
          Lastminute.com PLC**                                 1,017,267               -               -           -      1,017,267
          MMO2 PLC**                                                   -         221,774               -           -        221,774
          New Look Group PLC                                     939,266               -               -           -        939,266
          Paladin Resources PLC                                  499,948               -               -           -        499,948
          Premier Oil PLC**                                    1,376,172               -               -           -      1,376,172
          Rank Group PLC                                         804,280               -               -           -        804,280
          Royal Bank of Scotland Group PLC                             -         716,918         275,489           -        992,407
          Schroders PLC                                          490,622               -               -           -        490,622
          Torex PLC                                                    -               -         238,831           -        238,831
          Vodafone Group PLC                                           -       2,291,145         729,292           -      3,020,437
          Vodafone Group PLC - ADR                                     -         542,622               -           -        542,622
          William Hill PLC                                             -       1,791,467         328,906           -      2,120,373
          Willis Group Holdings, Ltd. - ADR**                          -       1,132,293         444,385           -      1,576,678
          Wilson Bowden PLC                                            -               -         270,305           -        270,305
          WPP Group PLC                                                -               -         389,592           -        389,592
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               9,290,836      17,220,748       4,567,748           -     31,079,332

      IRELAND - 6.0%
          Allied Irish Banks PLC                                       -       1,050,413               -           -      1,050,413
          Anglo Irish Bank Corp. PLC                                   -       1,442,926               -           -      1,442,926
          Bank of Ireland                                              -         627,083               -           -        627,083
          ICON PLC - ADR**                                       705,042               -         322,920           -      1,027,962
          Irish Life & Permanent PLC                                   -         763,380         162,125           -        925,505
          Ryanair Holdings PLC**                                       -       4,231,994               -           -      4,231,994
          Ryanair Holdings PLC - ADR**                                 -       2,863,458               -           -      2,863,458
                                                            ------------  --------------  ---------------  ----------  ------------
                                                                 705,042      10,979,254         485,045           -     12,169,341

      RUSSIA - 3.7%
          AO VimpelCom - ADR**                                 1,530,877       1,203,576         704,220           -      3,438,673
          LUKOIL - ADR                                                 -               -         245,763           -        245,763
          Mobile Telesystems - ADR                                     -       2,027,844               -           -      2,027,844
          Sberbank RF - ADR**                                    410,988               -         385,000           -        795,988
          Sibirtelecom**                                               -          79,113               -           -         79,113
          Wimm-Bill-Dann Foods OJSC - ADR**                            -         748,784               -           -        748,784
          YUKOS - ADR                                                  -               -         211,394           -        211,394
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               1,941,865       4,059,317       1,546,377           -      7,547,559

      GERMANY - 3.3%
          Bayerische Hypo-Und Vereinsbank AG                           -               -         223,596           -        223,596
          Deutsche Boerse AG                                           -         904,857         440,476           -      1,345,333
          Deutsche Telecom AG - ADR                                    -               -         304,800           -        304,800
          Draegerwerk AG (Pref.)                                       -               -          66,146           -         66,146
          Escada AG                                                    -               -         121,263           -        121,263
          Krones AG                                                    -               -         209,188           -        209,188
          Krones AG (Pref.)                                      622,759               -               -           -        622,759
          Medion AG                                              285,202               -               -           -        285,202
          Puma AG                                                996,703               -         272,957           -      1,269,660

                      DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                                     MARKET VALUE

                                                             Driehaus        Driehaus        Driehaus       Pro Forma   Pro Forma
                                                          International   International      European      Adjustments   Combined
                                Description               Discovery Fund   Growth Fund   Opportunity Fund                (Note 1)
          ----------------------------------------------- -------------- ---------------  ---------------  ----------- ------------
          SAP AG                                                       -         251,609               -           -        251,609
          Stada Arzneimittel AG                                1,218,927               -               -           -      1,218,927
          United Internet AG**                                         -               -         195,389           -        195,389
          Volkswagen AG (Pref.)                                        -               -         157,403           -        157,403
          Zapf Creation AG                                             -               -         308,205           -        308,205
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               3,123,591       1,156,466       2,299,423           -      6,579,480
      FINLAND - 3.3%
          Elcoteq Network Corp. - A**                          1,320,293               -         419,321           -      1,739,614
          Instrumentarium Corp. Oyj                              977,567               -         340,546           -      1,318,113
          Nokia Oyj                                                    -       2,165,262               -           -      2,165,262
          Nokia Oyj - ADR                                              -               -         387,500           -        387,500
          Perlos Oyj                                             930,665               -               -           -        930,665
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               3,228,525       2,165,262       1,147,367           -      6,541,154



      ITALY - 2.9%
          Bulgary SpA                                                  -       1,218,560               -           -      1,218,560
          De Rigo SpA - ADR                                            -               -         100,800           -        100,800
          Lottomattica SpA**                                           -         698,358               -           -        698,358
          Merloni Elettrodomestici SpA                         1,372,499               -         441,609           -      1,814,108
          Saeco International Group SpA**                      1,235,005               -               -           -      1,235,005
          Saipem SpA                                                   -               -         668,437           -        668,437
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               2,607,504       1,916,918       1,210,846           -      5,735,268

      NETHERLANDS - 2.8%
          ASM International NV - ADR**                                 -               -         180,600           -        180,600
          Euronext NV                                                  -       1,591,656         456,373           -      2,048,029
          Koninklijke (Royal) KPN NV**                                 -               -         618,068           -        618,068
          Rodamco Asia NV                                              -               -         229,336           -        229,336
          Teleplan International NV**                            810,716               -         351,008           -      1,161,724
          United Services Group NV                                     -               -         290,838           -        290,838
          Vodafone Libertel NV**                               1,033,810               -               -           -      1,033,810
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               1,844,526       1,591,656       2,126,223           -      5,562,405

      SWITZERLAND - 2.8%
          Adecco SA                                                    -         484,852               -           -        484,852
          Givaudan SA                                                  -       4,045,028               -           -      4,045,028
          Saurer AG**                                                  -               -         111,196           -        111,196
          SEZ Holding AG**                                             -               -         162,726           -        162,726
          Straumann AG                                           413,147               -               -           -        413,147
          UBS AG**                                                     -               -         340,206           -        340,206
                                                            ------------  --------------  ---------------  ----------  ------------
                                                                 413,147       4,529,880         614,128           -      5,557,155

      SPAIN - 2.4%
          Actividades de Construccion y Servicios SA                   -               -         546,764           -        546,764
          Amadeus Global Travel Distribution SA - A                    -         988,296               -           -        988,296
          Grupo Ferrovial SA                                           -               -         405,469           -        405,469
          Iberia Lineas Aereas de Espana SA                      791,264               -         367,273           -      1,158,537
          Indra Sistemas SA                                      530,840               -               -           -        530,840
          Industria de Diseno Textil SA                                -       1,079,097               -           -      1,079,097
          Telefonica SA - ADR**                                        -               -         212,560           -        212,560
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               1,322,104       2,067,393       1,532,066           -      4,921,563

      AUSTRIA - 2.3%
          Erste Bank der Oesterreichischen Sparkassen AG       1,606,829       2,161,512         841,447           -      4,609,788


      SWEDEN - 1.9%
          Axfood AB                                              654,929               -               -           -        654,929
          Biacore International AB**                             375,145               -          73,910           -        449,055
          Eniro AB                                                     -               -         220,926           -        220,926
          Mekonomen AB                                           772,133               -               -           -        772,133
          ORC Software AB                                        395,859               -               -           -        395,859
          SKF AB - B                                                   -               -         233,435           -        233,435
          Tele2 AB - B**                                               -               -         264,537           -        264,537
          Telefonaktiebolaget LM Ericsson - ADR**                      -         561,442         161,760           -        723,202
          Telelogic AB**                                               -               -         117,406           -        117,406
                                                            ------------  --------------  ---------------  ----------  ------------

                      DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                                   MARKET VALUE

                                                             Driehaus        Driehaus        Driehaus       Pro Forma   Pro Forma
                                                          International   International      European      Adjustments   Combined
                                Description               Discovery Fund   Growth Fund   Opportunity Fund                (Note 1)
          ----------------------------------------------- -------------- ---------------  ---------------  ----------- ------------
                                                               2,198,066         561,442       1,071,974           -      3,831,482

      CZECH REPUBLIC - 1.7%
          Komercni Banka AS                                            -       2,244,899               -           -      2,244,899
          Komercni Banka AS - GDR                              1,266,334               -               -           -      1,266,334
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               1,266,334       2,244,899               -           -      3,511,233
      HUNGARY - 1.7%
          EGIS Rt.                                                     -               -         185,490           -        185,490
          Magyar Tavkozlesi Rt. - ADR                                  -               -         320,400           -        320,400
          OTP Bank Rt.                                                 -       1,397,890         373,560           -      1,771,450
          OTP Bank Rt. - GDR                                           -       1,092,610               -           -      1,092,610
                                                            ------------  --------------  ---------------  ----------  ------------
                                                                       -       2,490,500         879,450           -      3,369,950

      FRANCE - 1.6%
          April Group                                            345,479               -               -           -        345,479
          Business Objects SA - ADR**                                  -               -         135,000           -        135,000
          CNP Assurances                                               -               -         278,209           -        278,209
          Prismaflex International**                                   -               -          79,142           -         79,142
          Sanofi - Synthelabo SA                                       -       1,409,046               -           -      1,409,046
          Societe Generale - A                                         -               -         396,025           -        396,025
          STMicroelectronics NV                                        -               -         215,621           -        215,621
          Vivendi Universal SA                                         -         279,516               -           -        279,516
                                                            ------------  --------------  ---------------  ----------  ------------
                                                                 345,479       1,688,562       1,103,997           -      3,138,038

      BELGIUM - 1.1%
          Algemene Maatschappij voor Nijverheidskredit NV              -               -         614,059           -        614,059
          Mobistar SA**                                        1,234,156               -         273,812           -      1,507,968
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               1,234,156               -         887,871           -      2,122,027





      GREECE - 1.0%
          Aktor SA Technical Co                                  539,142               -               -           -        539,142
          Altec SA Information & Communication Systems**               -               -          60,600           -         60,600
          Hellenic Tellecommunications Organization SA                 -               -         154,255           -        154,255
          Hyatt Regency Hotels & Tourism SA                    1,047,278               -               -           -      1,047,278
          Public Power Corp.                                           -               -         124,663           -        124,663
          Teletipos SA Mega Channel                                    -               -         184,917           -        184,917
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               1,586,420               -         524,435           -      2,110,855

      CROATIA - 0.6%
          Pliva - GDR                                            717,767               -         426,000           -      1,143,767


      ESTONIA - 0.6%
          Hansabank, Ltd.                                        761,286               -         360,521           -      1,121,807


      TURKEY - 0.4%
          Dogan Yayin Holding AS**                                     -               -          87,651           -         87,651
          Finansbank AS**                                              -               -          56,385           -         56,385
          Ford Otomotiv Sanayi AS**                              478,403               -               -           -        478,403
          Turkcell Iletisim Hizmetleri AS - ADR**                      -               -         248,000           -        248,000
                                                            ------------  --------------  ---------------  ----------  ------------
                                                                 478,403               -         392,036           -        870,439

      DENMARK - 0.3%
          Radiometer AS - B                                      698,556               -               -           -        698,556


      POLAND - 0.1%
          Telekomunikacja Polska - GDR**                               -               -         266,008           -        266,008


      LUXEMBOURG - 0.1%
          SBS Broadcasting SA - ADR**                            262,830               -               -           -        262,830


                      DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                                   MARKET VALUE

                                                             Driehaus        Driehaus        Driehaus       Pro Forma   Pro Forma
                                                          International   International      European      Adjustments  Combined
                                Description               Discovery Fund   Growth Fund   Opportunity Fund                (Note 1)
          ----------------------------------------------- -------------- ---------------  ---------------  ----------- ------------
      NORWAY - 0.1%
          Tomra Systems ASA                                            -               -         130,201           -        130,201
                                                            ------------  --------------  ---------------  ----------  ------------


          Total Europe                                        35,633,266      54,833,809      22,413,163           -    112,880,238
                                                            ------------  --------------  ---------------  ----------  ------------


FAR EAST - 20.7%                                                       -               -               -           -              -

      SOUTH KOREA - 5.4%                                               -               -               -           -              -
          CJ Shopping Corp.                                            -         402,939               -           -        402,939
          Daishin Securities Co., Ltd.                           448,876               -               -           -        448,876
          Daum Communications Corp.**                                  -         241,658               -           -        241,658
          DGI Co., Ltd.                                          330,890               -               -           -        330,890
          Feelingk Co., Ltd.                                     774,404               -               -           -        774,404
          Hyundai Motor Co., Ltd.                                      -         219,932               -           -        219,932
          Intelligent Digital Integrated Security Co., Ltd.            -         640,009               -           -        640,009
          KH Vatec Co., Ltd.                                     586,908               -               -           -        586,908
          LG Electronics, Inc.**                                       -         240,616               -           -        240,616
          NHN Corp.                                              402,772               -               -           -        402,772
          Pantech Co., Ltd.**                                    310,584         789,722               -           -      1,100,306
          POSCO                                                        -         812,833               -           -        812,833
          RFTech Co., Ltd.                                       452,179               -               -           -        452,179
          Samsung Electronics Co., Ltd.                                -       3,364,900               -           -      3,364,900
          Sindo Ricoh Co., Ltd.                                  538,999               -               -           -        538,999
          Ssangyong Motor Co., Ltd.**                            359,683               -               -           -        359,683
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               4,205,295       6,712,609               -           -     10,917,904

      CHINA - 2.9%
          China Oilfield Services, Ltd.**                              -         155,443               -           -        155,443
          Huaneng Power International, Inc. - H                        -       2,644,783               -           -      2,644,783
          Sinopec Shanghai Petrochemical Co., Ltd.**             864,304               -               -           -        864,304
          Travelsky Technology, Ltd. - H                         826,096               -               -           -        826,096
          Zhejiang Expressway Co., Ltd. - H                    1,299,502               -               -           -      1,299,502
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               2,989,902       2,800,226               -           -      5,790,128

      JAPAN - 2.4%
          Daito Trust Construction Co., Ltd.                     564,064               -               -           -        564,064
          JSR Corp.                                                    -         592,635               -           -        592,635
          Konami Corp.                                                 -         457,167               -           -        457,167
          Nichii Gakkan Co.                                            -             259               -           -            259
          Seiyu, Ltd.**                                                -       1,261,767               -           -      1,261,767
          Toyoda Gosei Co., Ltd.                                       -         261,203               -           -        261,203
          Tsumura & Co.**                                        600,657               -               -           -        600,657
          Yahoo Japan Corp.**                                          -       1,085,025               -           -      1,085,025
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               1,164,721       3,658,056               -           -      4,822,777


      HONG KONG - 2.4%
          China Pharmaceutical Enterprise
             and Investment Corp., Ltd.                          743,950               -               -           -        743,950
          CNOOC, Ltd.                                                  -         957,944               -           -        957,944
          Cosco Pacific, Ltd.                                          -         520,314               -           -        520,314
          Denway Motors, Ltd.                                    748,618               -               -           -        748,618
          Hong Kong Exchanges & Clearing, Ltd.                         -         741,437               -           -        741,437
          SINA.com - ADR**                                       993,850               -               -           -        993,850
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               2,486,418       2,219,695               -           -      4,706,113

      TAIWAN - 1.8%
          China Motor Co., Ltd.                                  677,552               -               -           -        677,552
          Compal Electronics, Inc.                               200,863               -               -           -        200,863
          Compal Electronics, Inc. - GDR                         638,549               -               -           -        638,549
          EVA Airways Corp.**                                    385,947               -               -           -        385,947
          High Tech Computer Corp.                               706,585               -               -           -        706,585
          Yulon Motor Co., Ltd.                                1,075,245               -               -           -      1,075,245
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               3,684,741               -               -           -      3,684,741

                      DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                                    MARKET VALUE

                                                             Driehaus        Driehaus        Driehaus       Pro Forma    Pro Forma
                                                          International   International      European      Adjustments    Combined
                                Description               Discovery Fund   Growth Fund   Opportunity Fund                 (Note 1)
          ----------------------------------------------- -------------- ---------------  ---------------  ----------- ------------
      AUSTRALIA - 1.8%
          Coca-Cola Amatil, Ltd.                                       -         601,699               -           -        601,699
          James Hardie Industries NV                                   -       1,841,144               -           -      1,841,144
          Ten Network Holdings, Ltd.**                         1,056,528               -               -           -      1,056,528
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               1,056,528       2,442,843               -           -      3,499,371

      INDONESIA - 1.7%
          PT Astra Agro Lestari Tbk                              299,609               -               -           -        299,609
          PT Bank Central Asia Tbk                               877,653         293,436               -           -      1,171,089
          PT Telekomunikasi Indonesia Tbk                        530,181       1,432,200               -           -      1,962,381
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               1,707,443       1,725,636               -           -      3,433,079


      MALAYSIA - 0.8%
          Maxis Communications Berhad**                                -       1,606,918               -           -      1,606,918


      SINGAPORE - 0.7%
          Flextronics International, Ltd. - ADR**                      -       1,368,549               -           -      1,368,549

      THAILAND - 0.6%
          Land and Houses Public Co., Ltd. (Foreign)             697,418               -               -           -        697,418
          Major Cineplex Group Public Co., Ltd. (Foreign)**      560,325               -               -           -        560,325
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               1,257,743               -               -           -      1,257,743

      INDIA - 0.2%
          ICICI Bank, Ltd. - ADR                                 488,800               -               -           -        488,800
                                                            ------------  --------------  ---------------  ----------  ------------


          Total Far East                                      19,041,591      22,534,532               -           -     41,576,123
                                                            ------------  --------------  ---------------  ----------  ------------


NORTH AMERICA - 11.9%

      CANADA - 5.6%
          Celestica, Inc. - ADR**                                      -       1,064,409               -           -      1,064,409
          CHC Helicopter Corp.                                   393,774               -               -           -        393,774
          Cinram International, Inc.                             716,618               -               -           -        716,618
          Cognos, Inc.**                                         953,351       1,630,171               -           -      2,583,522
          Cott Corp. - ADR**                                           -       1,738,484               -           -      1,738,484
          High River Gold Mines, Ltd.**                                -               -         203,193           -        203,193
          Methanex Corp.                                               -         784,430               -           -        784,430
          PEYTO Exploration & Development Corp.**              1,434,993               -               -           -      1,434,993
          Sierra Wireless, Inc.**                                411,018               -               -           -        411,018
          Telesystem International Wireless, Inc.**                    -               -         158,250           -        158,250
          Thunder Energy, Inc.**                                 332,800               -               -           -        332,800
          TSX Group, Inc.**+                                     336,281               -               -           -        336,281
          TSX Group, Inc.**                                      336,819               -               -           -        336,819
          WestJet Airlines, Ltd.**                               594,996               -               -           -        594,996
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               5,510,650       5,217,494         361,443           -     11,089,587

      BERMUDA - 4.2%                                                   -               -               -           -              -
          Accenture, Ltd. - ADR - A**                                  -       1,181,943               -           -      1,181,943
          Frontline, Ltd.                                      1,043,593         255,003               -           -      1,298,596
          Marvell Technology Group, Ltd. - ADR**                 265,926       1,561,608               -           -      1,827,534
          RenaissanceRe Holdings, Ltd. - ADR                     673,200       3,525,232               -           -      4,198,432
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               1,982,719       6,523,786               -           -      8,506,505

      MEXICO - 1.6%
          America Movil SA de CV - ADR - L                             -         271,404               -           -        271,404
          Wal-Mart de Mexico SA de CV - V                              -       2,967,735               -           -      2,967,735
                                                            ------------  --------------  ---------------  ----------  ------------
                                                                       -       3,239,139               -           -      3,239,139




      CAYMAN ISLANDS - 0.5%
          Garmin, Ltd. - ADR**                                         -       1,047,416               -           -      1,047,416
                                                            ------------  --------------  ---------------  ----------  ------------

                      DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                                   MARKET VALUE

                                                             Driehaus        Driehaus        Driehaus       Pro Forma   Pro Forma
                                                          International   International      European      Adjustments   Combined
                                Description               Discovery Fund   Growth Fund   Opportunity Fund                (Note 1)
          ----------------------------------------------- --------------  --------------  ---------------  ----------- ------------

          Total North America                                  7,493,369      16,027,835         361,443           -     23,882,647
                                                            ------------  --------------  ---------------  ----------  ------------


MIDDLE EAST - 5.4%

      ISRAEL - 5.4%
          Nice Systems, Ltd. - ADR**                                   -               -         217,890           -        217,890
          Taro Pharmaceutical Industries, Ltd. - ADR**         1,376,386       3,751,126         338,400           -      5,465,912
          Teva Pharmaceutical Industries, Ltd. - ADR                   -       4,910,189         347,490           -      5,257,679
                                                            ------------  --------------  ---------------  ----------  ------------
                                                               1,376,386       8,661,315         903,780           -     10,941,481
                                                            ------------  --------------  ---------------  ----------  ------------

          Total Middle East                                    1,376,386       8,661,315         903,780           -     10,941,481
                                                            ------------  --------------  ---------------  ----------  ------------



AFRICA - 0.7%

      SOUTH AFRICA - 0.7%                                              -               -               -           -              -
          Harmony Gold Mining Co., Ltd. - ADR                          -         548,006               -           -        548,006
          Murray & Roberts Holdings, Ltd.                        463,114               -               -           -        463,114
          Pick'n Pay Stores, Ltd.                                363,075               -               -           -        363,075
                                                            ------------  --------------  ---------------  ----------  ------------
                                                                 826,189         548,006               -           -      1,374,195
                                                            ------------  --------------  ---------------  ----------  ------------

          Total Africa                                           826,189         548,006               -           -      1,374,195
                                                            ------------  --------------  ---------------  ----------  ------------





SOUTH AMERICA - 0.5%

      BRAZIL - 0.4%
          Tele Norte Leste Participacoes SA - ADR                      -         519,645               -           -        519,645
          Telesp Celular Participacoes SA - ADR**                164,090               -               -           -        164,090
                                                            ------------  --------------  ---------------  ---------- -------------
                                                                 164,090         519,645               -           -        683,735

      ARGENTINA - 0.1%
          Telecom Argentina Stet-France Telecom SA - ADR**       275,047               -               -           -        275,047
                                                            ------------  --------------  ---------------  ---------- -------------


          Total South America                                    439,137         519,645               -           -        958,782
                                                            ------------  --------------  ---------------  ---------- -------------


          Total Equity Securities                             64,809,938     103,125,142      23,678,386           -    191,613,466
                                                            ------------  --------------  ---------------  ---------- -------------


EQUITY CERTIFICATES - 0.3%
FAR EAST - 0.3%

      INDIA - 0.3%
          Satyam Computer Services, Ltd.+                        562,279               -               -           -        562,279
                                                            ------------  --------------  ---------------  ---------- -------------


          Total Equity Certificates                              562,279               -               -           -        562,279
                                                            ------------  --------------  ---------------  ---------- -------------


RIGHTS - 0.0%
FAR EAST - 0.0%

      THAILAND - 0.0%
          TelecomAsia Corp. Public Co., Ltd. (Foreign) -               -               0               -           -             0
            Rights**                                        ------------  --------------  ---------------  ---------- -------------


          Total Thailand                                               -               0               -           -             0
                                                            ------------  --------------  ---------------  ---------- -------------

                      DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                                    MARKET VALUE

                                                             Driehaus        Driehaus        Driehaus       Pro Forma   Pro Forma
                                                          International   International      European      Adjustments   Combined
                                Description               Discovery Fund   Growth Fund   Opportunity Fund                 (Note 1)
          ----------------------------------------------- --------------  --------------  ---------------  ----------- ------------
EUROPE - 0.0%

      UNITED KINGDOM - 0.0%
          Paladin Resources PLC - Rights**                        14,260               -               -           -         14,260


          Total United Kingdom                                    14,260               -               -           -         14,260
                                                            ------------  --------------  ---------------  ---------- -------------


          Total Rights                                            14,260               -               -           -         14,260
                                                            ------------  --------------  ---------------  ---------- -------------


      TOTAL INVESTMENTS (COST $178,909,739) --------95.6%   $ 65,386,477   $ 103,125,142    $ 23,678,386         $ -  $ 192,190,005
      Other Assets in Excess of Liabilities ---------4.4%      2,726,172       3,972,062       2,152,573           -      8,850,807
                                                            ------------  --------------  ---------------  ---------- -------------
          NET ASSETS-------------------------------100.0%   $ 68,112,649   $ 107,097,204    $ 25,830,959         $ -  $ 201,040,812
                                                            ============  ==============  ===============  ========== =============



      **Non-income producing security
      + Restricted security
      ADR - American Depository Receipt
      GDR - Global Depository Receipt

                      DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                               NOTES TO PRO FORMA
                         COMBINING FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)


1.   BASIS OF COMBINATION

The Driehaus Mutual Funds (the "Trust") is a registered management investment company, organized as a Delaware statutory trust. As of December 31, 2002, the Trust offered five separate funds. The unaudited Pro Forma Combining Schedule of Investments and the unaudited Pro Forma Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of December 31, 2002 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of January 1, 2002. These statements have been derived from books and records utilized in calculating the net asset value of each fund at December 31, 2002 and for the year then ended.

The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the Driehaus International Growth Fund and the Driehaus European Opportunity Fund (the "Selling Funds") in exchange for shares of the Driehaus International Discovery Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Selling Funds for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of any fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

For the year ended December 31, 2002, the Driehaus International Discovery Fund's investment advisory fee was computed based on the annual rate of 1.50% of its average daily net assets.

2.   SECURITY VALUATION

Depending upon local convention or regulation, equity securities may be valued at the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

3.   CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional shares of the Driehaus International Discovery Fund that would have been issued at December 31, 2002 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of shares assumed issued in the reorganization plus shares of the Driehaus International Discovery Fund at December 31, 2002.

4.   PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Selling Funds were included in the Driehaus International Discovery Fund for the period January 1, 2002 to December 31, 2002. Investment advisory and administration fees in the pro forma combined column are calculated at the rates in effect for the Driehaus International Discovery Fund based upon the combined net assets of the Selling Funds and Driehaus International Discovery Fund.

The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at December 31, 2002.

5.   COSTS OF REORGANIZATION

Reorganization expenses incurred by the Driehaus Mutual Funds will be paid by Driehaus Capital Management, Inc. and/or affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

6.   FEDERAL INCOME TAXES

No provision is made for Federal income taxes since each Fund has elected to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve the Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

For the period ended December 31, 2002, reclassifications were recorded between undistributed net investment loss, undistributed net realized foreign exchange loss, undistributed net realized gain, and paid-in-capital in excess of par for any permanent book to tax differences.

The Selling Funds will distribute all of their ordinary income and capital gains, if any, prior to the Funds merging.

At December 31, 2002, the combined capital loss carry forward of the Selling Funds and Driehaus International Discovery Fund amounted to $193,647,052, which will expire between 2008 and 2010.

                      DRIEHAUS EMERGING MARKETS GROWTH FUND
                        DRIEHAUS ASIA PACIFIC GROWTH FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (UNAUDITED)



                                                                 Driehaus        Driehaus          Pro Forma            Pro Forma
                                                             Emerging Markets  Asia Pacific       Adjustments           Combined
                                                               Growth Fund     Growth Fund                              (Note 1)
                                                               -------------   -------------     --------------     ----------------

ASSETS:
Investments:
        Investments at cost                                     $31,449,586    $19,214,966        $         -          $50,664,552
        Net unrealized appreciation                               3,857,929        175,402                  -            4,033,331
                                                               -------------   -------------     --------------     ----------------

              Investments, at market value                       35,307,515     19,390,368        $         -           54,697,883

Cash                                                                313,634        713,276                  -            1,026,910
Foreign currency (cost $310,496 and $582,565)                       312,558        584,115                  -              896,673
Receivables:
        Dividends                                                    47,609          5,262                  -               52,871
        Interest                                                          -              -                  -                    -
        Investment securities sold                                  437,720        641,956                  -            1,079,676
        Fund shares sold                                             44,350          1,000                  -               45,350
        Foreign withholding tax refund                                    -              -                  -                    -
Prepaid expenses                                                      6,264          4,220                  -               10,484
                                                               -------------   -------------     --------------     ----------------

              Total Assets                                       36,469,650     21,340,197                  -           57,809,847

LIABILITIES:
Payables:
        Investment securities purchased                             440,761        414,838                  -              855,599
        Fund shares redeemed                                         12,884         89,964                  -              102,848
        Due to affiliates                                            39,974         11,475                  -               51,449
        Net unrealized depreciation on unsettled
           foreign currency forward contracts from
           transaction hedges                                           566          3,605                  -                4,171
        Foreign taxes                                                 1,003              -                  -                1,003
Accrued expenses                                                     42,466         51,197                  -               93,663
                                                               -------------   -------------     --------------     ----------------

              Total Liabilities                                     537,654        571,079                  -            1,108,733
                                                               -------------   -------------     --------------     ----------------

NET ASSETS                                                      $35,931,996    $20,769,118        $         -           56,701,114
                                                               =============   =============     ==============     ================


Net Assets consisted of the following at December 31, 2002:
        Paid-in capital                                         $44,967,697    $28,452,274                  -           73,419,971
        Undistributed net investment income                         (26,702)       (21,544)                 -              (48,246)
        Undistributed net realized loss                         (12,870,501)    (7,839,845)                 -          (20,710,346)
        Unrealized net foreign exchange gain                          3,573          2,831                  -                6,404
        Unrealized net appreciation on investments                3,857,929        175,402                  -            4,033,331
                                                               -------------   -------------     --------------     ----------------

NET ASSETS                                                       35,931,996    $20,769,118        $         -          $56,701,114
                                                               =============   =============     ==============     ================

Driehaus Emerging Markets Growth Fund
        Net Assets                                              $35,931,996                       $ 20,769,118 (a)     $56,701,114
        Shares Outstanding                                        2,931,265                          1,694,055 (a)       4,625,320
                                                               -------------                     --------------     ----------------

        Net Asset Value Per Share                               $     12.26                       $      12.26         $     12.26

Driehaus Asia Pacific Growth Fund
        Net Assets                                                             $20,769,118        $(20,769,118)(b)     $         -
        Shares Outstanding                                                       1,828,114          (1,828,114)(b)               -
                                                                              ---------------   --------------     ----------------

        Net Asset Value Per Share                                              $     11.36        $           -        $         -


  (a) Reflects net effect of combining existing Driehaus Asia Pacific Growth Fund into the Driehaus Emerging Markets Growth Fund.

  (b) Reflects exchange of Driehaus Asia Pacific Growth Fund into the Driehaus Emerging Markets Growth Fund.




              See Notes to Pro Forma Combining Financial Statements

                      DRIEHAUS EMERGING MARKETS GROWTH FUND
                        DRIEHAUS ASIA PACIFIC GROWTH FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002
                                   (UNAUDITED)



                                                            Driehaus               Driehaus           Pro Forma         Pro Forma
                                                        Emerging Markets         Asia Pacific        Adjustments        Combined
                                                          Growth Fund            Growth Fund                            (Note 1)
                                                        -------------          -------------       -------------    -------------
INVESTMENT LOSS:
        Dividends                                        $     554,166          $     320,737        $          -      $   874,903
        Less : Non-reclaimable foreign taxes withheld          (60,478)               (30,303)                  -          (90,781)
        Interest                                                 7,183                 14,397                   -           21,580
                                                          -------------          -------------       -------------     ------------

              Total Income                                     500,871                304,831                   -          805,702

Expenses:
        Investment advisory fee                                537,134                365,866                   -          903,000
        Administration fee                                     114,000                114,000            (114,000) (a)     114,000
        Professional fees                                       62,200                 58,200             (22,650) (b)      97,750
        Federal and state registration fees                     15,500                 15,100             (15,000) (b)      15,600
        Custodian fees                                         176,280                 93,055             (60,000) (b)     209,335
        Transfer agent fees                                     42,694                 43,394             (36,000) (a)      50,088
        Trustee fees                                             7,325                  6,710                   -           14,035
        Amortization of organization costs                       5,897                  5,900             (11,797) (b)           -
        Miscellaneous                                           44,568                 42,168              (8,073) (b)      78,663
                                                          -------------          -------------       -------------     ------------

              Total Expenses                                 1,005,598                744,393            (267,520)       1,482,471
              Fees paid indirectly                            (124,053)              (110,645)                  -         (234,698)
              Expense reinbursement from adviser              (108,929)              (121,855)            230,784  (c)           -
                                                          -------------          -------------       -------------     ------------

              Net Expenses                                     772,616                511,893            ( 36,736)       1,247,773
                                                          -------------          -------------       -------------     ------------
                                                                                                                -                -
Net Investment Loss                                      $    (271,745)         $    (207,062)       $     36,736      $  (442,071)
                                                          =============          =============       =============     ============



NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
        Net realized gain from security transactions     $  (4,039,552)         $  (1,757,316)                  -       (5,796,868)
        Net realized foreign exchange loss                    (310,083)              (238,239)                  -         (548,322)
        Net change in unrealized foreign exchange gain           2,573                  8,476                   -           11,049
        Net change in unrealized appreciation of                 7,764             (2,083,289)                  -       (2,075,525)
          investments                                     -------------          -------------       -------------    -------------

              Net realized and unrealized loss on
                investments                                 (4,339,298)            (4,070,368)                  -       (8,409,666)
                                                          -------------          -------------       -------------    -------------

NET DECREASE IN ASSETS FROM OPERATIONS                   $  (4,611,043)         $  (4,277,430)       $     36,736      $(8,851,737)
                                                          =============          =============       =============    =============

 (a) Reflects adjustment to the acquired Fund contractual fee level.

 (b)   Reflects expected savings/increases based on current year budget.

 (c) Reflects adjustment to the acquired fund's contractual expense limitation.



              See Notes to Pro Forma Combining Financial Statements

                      DRIEHAUS EMERGING MARKETS GROWTH FUND
                        DRIEHAUS ASIA PACIFIC GROWTH FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                     SHARES

                                                                        Driehaus        Driehaus       Pro Forma        Pro Forma
                                                                   Emerging Markets   Asia Pacific    Adjustments        Combined
                         Description                                  Growth Fund      Growth Fund                        (Note 1)
          ------------------------------------------                --------------    -------------  -------------    -------------

EQUITY SECURITIES - 92.6%
FAR EAST - 64.2%

      SOUTH KOREA - 18.2%
          Daegu Bank**                                                      39,170                -             -         39,170
          Daum Communications Corp.**                                       14,830           11,132             -         25,962
          DGI Co., Ltd.                                                     10,957           19,497             -         30,454
          Feelingk Co., Ltd.                                                     -           36,142             -         36,142
          Hanmi Pharmaceutical Industrial Co., Ltd.                         20,060                -             -         20,060
          Internet Auction Co., Ltd.**                                           -            8,711             -          8,711
          KH Vatec Co., Ltd.                                                 3,253            7,858             -         11,111
          Kookmin Bank                                                      11,386                -             -         11,386
          Korea Zinc Co., Ltd.                                                   -           10,900             -         10,900
          KT Corp.                                                           4,750                -             -          4,750
          LG Chem, Ltd.                                                      8,670            7,650             -         16,320
          LG Electronics, Inc.**                                                 -            7,250             -          7,250
          Pantech Co., Ltd.**                                               45,600           23,940             -         69,540
          POSCO - ADR                                                            -            4,100             -          4,100
          Pulmuone Co., Ltd.                                                21,570            6,190             -         27,760
          RFTech Co., Ltd.                                                       -           33,577             -         33,577
          Samsung Electronics, Co., Ltd.                                     4,880            1,500             -          6,380
          Seoul City Gas Co., Ltd.                                               -            4,740             -          4,740
          Shinsegae Co., Ltd.                                                1,240                -             -          1,240
          Sindo Ricoh Co., Ltd.                                              9,190            3,350             -         12,540
          SK Telecom Co., Ltd.                                               2,060                -             -          2,060
          SK Telecom Co., Ltd. - ADR                                             -           13,300             -         13,300
          You Eal Electronics Co., Ltd.                                     18,700           13,692             -         32,392


      TAIWAN - 10.8%
          Chang Hwa Commercial Bank                                        651,000                -             -        651,000
          Chia Hsin Cement Corp.**                                               -          414,000             -        414,000
          China Motor Co., Ltd.                                            324,000          180,000             -        504,000
          Chinatrust Financial Holding Co., Ltd.**                         196,000                -             -        196,000
          Compal Electronics, Inc.                                               -          597,000             -        597,000
          Compal Electronics, Inc. - GDR                                    66,450                -             -         66,450
          CTCI Corp.                                                             -          178,000             -        178,000
          Epistar Corp.**                                                  100,196              436             -        100,632
          Gemtek Technology Corp.                                                -           60,000             -         60,000
          High Tech Computer Corp.                                          39,000          103,000             -        142,000
          Hon Hai Precision Industry Co., Ltd.                              68,700                -             -         68,700
          Hon Hai Precision Industry Co., Ltd. - GDR                             -           21,000             -         21,000
          Largan Precision Industry Co., Ltd.                               83,000           26,000             -        109,000
          UPC Technology Corp.**                                         1,087,000                -             -      1,087,000
          Wan Hai Lines Co., Ltd.                                                -          174,000             -        174,000
          Yulon Motor Co., Ltd.                                                  -          350,480             -        350,480
          Zyxel Communications Corp.**                                     285,000                -             -        285,000


      HONG KONG - 7.2%
          China Insurance International Holdings Co., Ltd.                       -          458,000             -        458,000
          China Pharmaceutical Enterprise and
               Investment Corp., Ltd.                                    2,592,000        2,280,000             -      4,872,000
          CNOOC, Ltd.                                                      269,500                -             -        269,500
          CNOOC, Ltd. - ADR                                                      -            8,400             -          8,400
          Cosco Pacific, Ltd.                                                    -          182,000             -        182,000
          Dah Sing Financial Group                                               -           79,200             -         79,200
          Denway Motors, Ltd.                                              504,000        1,316,000             -      1,820,000
          Fountain Set Holdings, Ltd.                                      640,000                -             -        640,000
          SINA.com - ADR**                                                  68,313           69,114             -        137,427


      CHINA - 7.0%
          Aluminum Corp. of China, Ltd.                                          -        1,154,000             -      1,154,000
          Anhui Conch Cement Co., Ltd. - H                               1,182,000                -             -      1,182,000
          China Oilfield Services, Ltd.**                                        -          684,000             -        684,000
          Shenzhen Expressway Co., Ltd.                                          -        1,316,000             -      1,316,000
          Sinopec Shanghai Petrochemical Co., Ltd.**                             -        2,736,000             -      2,736,000

                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                        DRIEHAUS ASIA PACIFIC GROWTH FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                     SHARES


                                                                        Driehaus        Driehaus        Pro Forma       Pro Forma
                                                                   Emerging Markets   Asia Pacific     Adjustments      Combined
                         Description                                  Growth Fund      Growth Fund                      (Note 1)
          ------------------------------------------                --------------    -------------   -------------    -----------
          Travelsky Technology, Ltd. - H                                         -          490,000               -        490,000
          Tsingtao Brewery Co., Ltd. - H                                 1,214,000                -               -      1,214,000
          Yanzhou Coal Mining Co., Ltd. -H                                       -          420,000               -        420,000
          Zhejiang Expressway Co., Ltd. - H                              2,206,000        1,576,000               -      3,782,000



      THAILAND - 5.4%
          Land and Houses Public Co., Ltd. (Foreign)                       330,855          237,300               -        568,155
          Major Cineplex Group Public Co., Ltd. (Foreign)**                362,100          216,200               -        578,300
          Noble Development Public Co., Ltd. (Foreign)**                 1,541,800          746,400               -      2,288,200
          Thai Farmers Bank Public Co., Ltd. (Foreign)**                         -          228,300               -        228,300
          TISCO Finance Public Co., Ltd. (Foreign)**                       562,500                -               -        562,500


      JAPAN - 5.1%
          Canon, Inc.                                                            -            6,000               -          6,000
          Casio Computer Co., Ltd.                                               -           51,000               -         51,000
          Daito Trust Construction Co., Ltd.                                     -           13,300               -         13,300
          JSR Corp.                                                              -           43,000               -         43,000
          Nidec Copal Corp.                                                      -           12,000               -         12,000
          Nippon Ysen Kabushiki Kaisha                                           -           48,000               -         48,000
          Nissan Motor Co., Ltd.                                                 -           38,300               -         38,300
          Softbank Corp.                                                         -           13,900               -         13,900
          Stanley Electric Co., Ltd.                                             -           15,000               -         15,000
          Toyoda Gosei Co., Ltd.                                                 -            9,100               -          9,100
          Tsumura & Co.**                                                        -           29,000               -         29,000
          Uniden Corp.                                                           -           40,000               -         40,000


      INDONESIA  - 3.6%
          PT Astra Agro Lestari Tbk                                              -          668,000                        668,000
          PT Bank Central Asia Tbk                                       1,327,000        1,414,000                      2,741,000
          PT Hanjaya Mandala Sampoerna Tbk                                       -          475,500                        475,500
          PT Telekomunikasi Indonesia Tbk                                1,259,000                -                      1,259,000
          PT Telekomunikasi Indonesia - ADR                                      -           46,400                         46,400


      MALAYSIA - 3.4%
          Gamuda Berhad                                                    340,000                -               -        340,000
          Malayawata Steel Berhad                                          371,000                -               -        371,000
          Maxis Communications Berhad**                                    353,000          198,000               -        551,000
          Ranhill Berhad                                                   265,000                -               -        265,000
          Resorts World Berhad                                                   -           65,000               -         65,000


      INDIA  - 1.2%
          Ranbaxy Laboratories, Ltd. - GDR                                       -           13,769               -
          State Bank of India - GDR                                         35,194                -               -         35,194


      AUSTRALIA  - 1.1%
          MIM Holdings, Ltd.                                                     -          191,234               -        191,234
          News Corp., Ltd. - ADR                                                 -            4,400               -          4,400
          Ten Network Holdings, Ltd.**                                           -          266,663               -        266,663


      SINGAPORE  - 0.7%
          Haw Par Corp., Ltd                                                     -              940               -            940
          Neptune Orient Lines, Ltd.**                                           -          326,000               -        326,000
          Venture Corp., Ltd.                                                    -           27,000               -         27,000


      NEW ZEALAND  - 0.5%
          Sky City Entertainment Group, Ltd.                                     -           62,278               -         62,278

  EUROPE - 10.0%

                      DRIEHAUS EMERGING MARKETS GROWTH FUND
                        DRIEHAUS ASIA PACIFIC GROWTH FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                     SHARES


                                                              Driehaus        Driehaus        Pro Forma       Pro Forma
                                                          Emerging Markets  Asia Pacific     Adjustments      Combined
                         Description                        Growth Fund      Growth Fund                      (Note 1)
          ------------------------------------------      --------------    -------------   -------------    -----------

      RUSSIA  - 4.1%
          AO VimpelCom - ADR**                                    18,293                -               -         18,293
          Mobile Telesystems - ADR                                12,145                -               -         12,145
          Sberbank RF - ADR**                                      2,882                -               -          2,882
          Sibneft - ADR**                                        221,175                -               -        221,175
          YUKOS - ADR                                             28,024                -               -         28,024

      HUNGARY  - 1.8%
          Magyar Tavkozlesi Rt.                                   90,390                -               -         90,390
          OTP Bank Rt. - GDR                                      35,230                -               -         35,230


      CZECH REPUBLIC - 1.1%
          Komercni Banka AS                                        9,283                -               -          9,283


      ESTONIA - 1.1%
          Hansabank, Ltd.                                         38,048                -               -         38,048


      POLAND - 0.9%
          Bank Pekao SA - GDR                                     20,929                -               -         20,929


      GREECE - 0.5%
          Coca-Cola Hellenic Bottling Co., SA                     19,495                -               -         19,495


      TURKEY - 0.5%
          Ford Otomotiv Sanayi AS**                           31,850,000                -               -     31,850,000


AFRICA - 5.8%

      SOUTH AFRICA  - 5.8%
          African Rainbow Minerals Gold, Ltd.**                   45,130                -               -         45,130
          Aveng, Ltd.                                            348,535                -               -        348,535
          Foschini, Ltd.                                         427,142                -               -        427,142
          Imperial Holdings, Ltd.**                               36,800                -               -         36,800
          MTN Group, Ltd.**                                       99,340                -               -         99,340
          Murray & Roberts Holdings, Ltd.                        245,670                -               -        245,670
          Nampak, Ltd.                                           235,792                -               -        235,792
          Standard Bank Group, Ltd.                              221,424                -               -        221,424


SOUTH AMERICA - 4.7%

      BRAZIL - 4.0%
          Brasil Telecom Participacoes SA - ADR                   10,000                -               -         10,000
          Caemi Mineracao e Metalurgica SA (Pref.)             1,050,000                -               -      1,050,000
          Companhia Vale do Rio Doce - A (Pref.)                  23,450                -               -         23,450
          Gerdau SA (Pref.)                                   58,400,000                -               -     58,400,000
          Petroleo Brasileiro SA - ADR                            19,500                -               -         19,500
          Telesp Celular Participacoes SA - ADR**                 57,500                -               -         57,500
          Unibanco-Uniao de Bancos Brasileiros SA - GDR           16,500                -               -         16,500


      CHILE - 0.4%
          Distribucion y Servicio D&S SA - ADR                    23,400                -               -         23,400


      ARGENTINA - 0.3%
          Telecom Argentina Stet-France Telecom SA - ADR**        72,257                -               -         72,257


NORTH AMERICA - 4.6%

      MEXICO - 4.1%
          America Movil SA de CV - ADR - L                        45,574                -               -         45,574

                      DRIEHAUS EMERGING MARKETS GROWTH FUND
                        DRIEHAUS ASIA PACIFIC GROWTH FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                     SHARES


                                                         Driehaus          Driehaus        Pro Forma       Pro Forma
                                                      Emerging Markets   Asia Pacific     Adjustments      Combined
                         Description                    Growth Fund       Growth Fund                      (Note 1)
          ------------------------------------------   --------------    -------------   -------------    -----------

          Grupo Financiero Banorte SA de CV - O            246,147                -               -          246,147
          Grupo Televisa SA - ADR**                         17,035                -               -           17,035
          Wal-Mart de Mexico SA de CV - V                  262,095                -               -          262,095


      CAYMAN ISLANDS - 0.3%
          Harbin Brewery Group, Ltd.**                           -          592,000               -          592,000


      CANADA - 0.2%
          Telesystem International Wireless, Inc.**        373,500                -               -          373,500

MIDDLE EAST - 3.3%

      ISRAEL - 3.3%
          Agis Industries, Ltd.                             27,702                -               -           27,702
          Taro Pharmaceutical Industries, Ltd. - ADR**      19,523                -               -           19,523
          Teva Pharmaceutical Industries, Ltd. - ADR        23,000                -               -           23,000


EQUITY CERTIFICATES - 3.9% (NOTE C)
FAR EAST - 3.9%

   INDIA - 3.9%
          ICICI Bank, Ltd.+                                      -          102,995               -          102,995
          Infosys Technologies, Ltd.+                        3,900                -               -            3,900
          Mastek, Ltd.+                                     39,051                -               -           39,051
          Satyam Computer Services, Ltd.+                        -           67,517               -           67,517
          Tata Engineering and Locomotive Co., Ltd.+       134,680           63,650               -          198,330


RIGHTS -  0.0%
FAR EAST - 0.0%

    THAILAND - 0.0%
        TelecomAsia Corp. Public Co., Ltd. (Foreign) -      27,883                -               -           27,883
        Rights**


      TOTAL INVESTMENTS (COST $50,664,552)--96.5%
      Other Assets in Excess of Liabilities--3.5%
          NET ASSETS-----------------------100.0%



      **Non-income producing security
      + Restricted security
      ADR - American Depository Receipt
      GDR - Global Depository Receipt

                      DRIEHAUS EMERGING MARKETS GROWTH FUND
                        DRIEHAUS ASIA PACIFIC GROWTH FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                  MARKET VALUE

                                                                Driehaus        Driehaus        Pro Forma        Pro Forma
                                                            Emerging Markets  Asia Pacific     Adjustments       Combined
                       Description                            Growth Fund     Growth Fund                        (Note 1)
          ---------------------------------------             -------------   -------------    -------------   ------------

EQUITY SECURITIES - 92.6%
FAR EAST - 64.2%

      SOUTH KOREA - 18.2%
          Daegu Bank**                                             157,202               -                -         157,202
          Daum Communications Corp.**                              393,866         295,652                -         689,518
          DGI Co., Ltd.                                            152,431         271,237                -         423,668
          Feelingk Co., Ltd.                                             -         296,803                -         296,803
          Hanmi Pharmaceutical Industrial Co., Ltd.                317,970               -                -         317,970
          Internet Auction Co., Ltd.**                                   -         190,958                -         190,958
          KH Vatec Co., Ltd.                                       163,740         395,534                -         559,274
          Kookmin Bank                                             403,197               -                -         403,197
          Korea Zinc Co., Ltd.                                           -         165,423                -         165,423
          KT Corp.                                                 203,048               -                -         203,048
          LG Chem, Ltd.                                            296,785         261,869                -         558,654
          LG Electronics, Inc.**                                         -         252,456                -         252,456
          Pantech Co., Ltd.**                                      549,791         288,640                -         838,431
          POSCO - ADR                                                    -         101,393                -         101,393
          Pulmuone Co., Ltd.                                       741,096         212,674                -         953,770
          RFTech Co., Ltd.                                               -         242,050                -         242,050
          Samsung Electronics, Co., Ltd.                         1,291,951         397,116                -       1,689,067
          Seoul City Gas Co., Ltd.                                       -          74,334                -          74,334
          Shinsegae Co., Ltd.                                      156,300               -                -         156,300
          Sindo Ricoh Co., Ltd.                                    507,521         185,005                -         692,526
          SK Telecom Co., Ltd.                                     397,740               -                -         397,740
          SK Telecom Co., Ltd. - ADR                                     -         283,955                -         283,955
          You Eal Electronics Co., Ltd.                            395,742         289,759                -         685,501
                                                              -------------   -------------    -------------   ------------
                                                                 6,128,380       4,204,858                -      10,333,238

      TAIWAN - 10.8%
          Chang Hwa Commercial Bank                                310,802               -                -         310,802
          Chia Hsin Cement Corp.**                                       -         174,435                -         174,435
          China Motor Co., Ltd.                                    591,716         328,731                -         920,447
          Chinatrust Financial Holding Co., Ltd.**                 159,528               -                -         159,528
          Compal Electronics, Inc.                                       -         618,119                -         618,119
          Compal Electronics, Inc. - GDR                           342,218               -                -         342,218
          CTCI Corp.                                                     -          94,708                -          94,708
          Epistar Corp.**                                          184,427             803                -         185,230
          Gemtek Technology Corp.                                        -         157,032                -         157,032
          High Tech Computer Corp.                                 166,005         438,423                -         604,428
          Hon Hai Precision Industry Co., Ltd.                     237,101               -                -         237,101
          Hon Hai Precision Industry Co., Ltd. - GDR                     -         157,500                -         157,500
          Largan Precision Industry Co., Ltd.                      463,100         145,067                -         608,167
          UPC Technology Corp.**                                   431,423               -                -         431,423
          Wan Hai Lines Co., Ltd.                                        -         140,121                -         140,121
          Yulon Motor Co., Ltd.                                          -         402,190                -         402,190
          Zyxel Communications Corp.**                             606,557               -                -         606,557
                                                              -------------   -------------    -------------   ------------
                                                                 3,492,877       2,657,129                -       6,150,006

      HONG KONG - 7.2%
          China Insurance International Holdings Co., Ltd.               -         233,453                -         233,453
          China Pharmaceutical Enterprise and
               Investment Corp., Ltd.                              465,328         409,316                          874,644
          CNOOC, Ltd.                                              350,769               -                -         350,769
          CNOOC, Ltd. - ADR                                              -         218,820                -         218,820
          Cosco Pacific, Ltd.                                            -         149,365                -         149,365
          Dah Sing Financial Group                                       -         401,161                -         401,161
          Denway Motors, Ltd.                                      169,651         442,977                -         612,628
          Fountain Set Holdings, Ltd.                              352,894               -                -         352,894
          SINA.com - ADR**                                         444,035         449,241                -         893,276
                                                              -------------   -------------    -------------   ------------
                                                                 1,782,677       2,304,333                -       4,087,010

      CHINA - 7.0%
          Aluminum Corp. of China, Ltd.                                  -         167,217                -         167,217
          Anhui Conch Cement Co., Ltd. - H                         397,872               -                -         397,872
          China Oilfield Services, Ltd.**                                -         166,650                -         166,650
          Shenzhen Expressway Co., Ltd.                                  -         261,567                -         261,567
          Sinopec Shanghai Petrochemical Co., Ltd.**                     -         413,994                -         413,994

                      DRIEHAUS EMERGING MARKETS GROWTH FUND
                        DRIEHAUS ASIA PACIFIC GROWTH FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                  MARKET VALUE

                                                                Driehaus        Driehaus        Pro Forma        Pro Forma
                                                            Emerging Markets  Asia Pacific     Adjustments       Combined
                       Description                            Growth Fund     Growth Fund                        (Note 1)
          ---------------------------------------             -------------   -------------    -------------   ------------
          Travelsky Technology, Ltd. - H                                 -         339,302                -         339,302
          Tsingtao Brewery Co., Ltd. - H                           611,019               -                -         611,019
          Yanzhou Coal Mining Co., Ltd. -H                               -         166,958                -         166,958
          Zhejiang Expressway Co., Ltd. - H                        848,639         606,281                -       1,454,920
                                                              -------------   -------------    -------------   ------------
                                                                 1,857,530       2,121,969                -       3,979,499


      THAILAND - 5.4%
          Land and Houses Public Co., Ltd. (Foreign)               617,954         443,217                -       1,061,171
          Major Cineplex Group Public Co., Ltd. (Foreign)**        676,312         403,807                -       1,080,119
          Noble Development Public Co., Ltd. (Foreign)**           321,954         155,861                -         477,815
          Thai Farmers Bank Public Co., Ltd. (Foreign)**                 -         158,910                -         158,910
          TISCO Finance Public Co., Ltd. (Foreign)**               292,343               -                -         292,343
                                                              -------------   -------------    -------------   ------------
                                                                 1,908,563       1,161,795                -       3,070,358

      JAPAN - 5.1%
          Canon, Inc.                                                    -         226,005                -         226,005
          Casio Computer Co., Ltd.                                       -         284,073                -         284,073
          Daito Trust Construction Co., Ltd.                             -         294,198                -         294,198
          JSR Corp.                                                      -         431,920                -         431,920
          Nidec Copal Corp.                                              -         173,220                -         173,220
          Nippon Ysen Kabushiki Kaisha                                   -         161,793                -         161,793
          Nissan Motor Co., Ltd.                                         -         298,861                -         298,861
          Softbank Corp.                                                 -         158,713                -         158,713
          Stanley Electric Co., Ltd.                                     -         167,481                -         167,481
          Toyoda Gosei Co., Ltd.                                         -         171,004                -         171,004
          Tsumura & Co.**                                                -         263,925                -         263,925
          Uniden Corp.                                                   -         257,184                -         257,184
                                                              -------------   -------------    -------------   ------------
                                                                         -       2,888,377                -       2,888,377

      INDONESIA  - 3.6%
          PT Astra Agro Lestari Tbk                                      -         115,687                -         115,687
          PT Bank Central Asia Tbk                                 370,670         394,972                -         765,642
          PT Hanjaya Mandala Sampoerna Tbk                               -         196,575                -         196,575
          PT Telekomunikasi Indonesia Tbk                          541,581               -                -         541,581
          PT Telekomunikasi Indonesia - ADR                              -         393,936                -         393,936
                                                              -------------   -------------    -------------   ------------
                                                                   912,251       1,101,170                -       2,013,421

      MALAYSIA - 3.4%
          Gamuda Berhad                                            492,108               -                -         492,108
          Malayawata Steel Berhad                                  185,501               -                -         185,501
          Maxis Communications Berhad**                            501,634         281,370                -         783,004
          Ranhill Berhad                                           292,896               -                -         292,896
          Resorts World Berhad                                           -         159,935                -         159,935
                                                              -------------   -------------    -------------   ------------
                                                                 1,472,139         441,305                -       1,913,444

      INDIA  - 1.2%
          Ranbaxy Laboratories, Ltd. - GDR                               -         176,932                -         176,932
          State Bank of India - GDR                                483,918               -                -         483,918
                                                              -------------   -------------
                                                                                               -------------
                                                                   483,918         176,932                -         660,850

      AUSTRALIA  - 1.1%
          MIM Holdings, Ltd.                                             -         162,603                -         162,603
          News Corp., Ltd. - ADR                                         -         115,500                -         115,500
          Ten Network Holdings, Ltd.**                                   -         336,354                -         336,354
                                                              -------------   -------------    -------------   ------------
                                                                         -         614,457                -         614,457

      SINGAPORE  - 0.7%
          Haw Par Corp., Ltd                                             -           1,767                -           1,767
          Neptune Orient Lines, Ltd.**                                   -         172,913                -         172,913
          Venture Corp., Ltd.                                            -         216,372                -         216,372
                                                              -------------   -------------                    ------------
                                                                                               -------------
                                                                         -         391,052                -         391,052

      NEW ZEALAND  - 0.5%
          Sky City Entertainment Group, Ltd.                             -         263,529                -         263,529
                                                              -------------   -------------    -------------   ------------


          Total Far East                                        18,038,335      18,326,906                -      36,365,241
                                                              -------------   -------------    -------------    -----------


                      DRIEHAUS EMERGING MARKETS GROWTH FUND
                        DRIEHAUS ASIA PACIFIC GROWTH FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                  MARKET VALUE

                                                            Driehaus        Driehaus        Pro Forma        Pro Forma
                                                         merging Markets  Asia Pacific     Adjustments       Combined
                       Description                        Growth Fund     Growth Fund                        (Note 1)
          ---------------------------------------         -------------   -------------    -------------   ------------
 EUROPE -10.0%

      RUSSIA  - 4.1%
          AO VimpelCom - ADR**                                 585,559               -                -         585,559
          Mobile Telesystems - ADR                             451,065               -                -         451,065
          Sberbank RF - ADR**                                  554,785               -                -         554,785
          Sibneft - ADR**                                      486,585               -                -         486,585
          YUKOS - ADR                                          264,827               -                -         264,827
                                                                                                           ------------
                                                          -------------   -------------    -------------   ------------
                                                             2,342,821               -                -       2,342,821



      HUNGARY  - 1.8%
          Magyar Tavkozlesi Rt.                                327,689               -                -         327,689
          OTP Bank Rt. - GDR                                   688,747               -                -         688,747
                                                          -------------   -------------    ------------    ------------
                                                             1,016,436               -                -       1,016,436

      CZECH REPUBLIC - 1.1%
          Komercni Banka AS                                    641,311               -                -         641,311


      ESTONIA - 1.1%
          Hansabank, Ltd.                                      638,005               -                -         638,005


      POLAND - 0.9%
          Bank Pekao SA - GDR                                  512,761               -                -         512,761


      GREECE - 0.5%
          Coca-Cola Hellenic Bottling Co., SA                  270,852               -                -         270,852


      TURKEY - 0.5%
          Ford Otomotiv Sanayi AS**                            268,614               -                -         268,614
                                                          -------------   -------------    -------------   ------------


          Total Europe                                       5,690,800               -                -       5,690,800
                                                          -------------   -------------    -------------   ------------


AFRICA - 5.8%

      SOUTH AFRICA  - 5.8%
          African Rainbow Minerals Gold, Ltd.**                415,770               -                -         415,770
          Aveng, Ltd.                                          406,193               -                -         406,193
          Foschini, Ltd.                                       567,496               -                -         567,496
          Imperial Holdings, Ltd.**                            235,883               -                -         235,883
          MTN Group, Ltd.**                                    141,823               -                -         141,823
          Murray & Roberts Holdings, Ltd.                      363,615               -                -         363,615
          Nampak, Ltd.                                         388,840               -                -         388,840
          Standard Bank Group, Ltd.                            778,033               -                -         778,033
                                                          -------------   -------------    -------------   ------------
                                                             3,297,653               -                -       3,297,653

          Total Africa                                       3,297,653               -                -       3,297,653
                                                          -------------   -------------    -------------   ------------


SOUTH AMERICA - 4.7%

      BRAZIL - 4.0%
          Brasil Telecom Participacoes SA - ADR                252,500               -                -         252,500
          Caemi Mineracao e Metalurgica SA (Pref.)             155,719               -                -         155,719
          Companhia Vale do Rio Doce - A (Pref.)               646,592               -                -         646,592
          Gerdau SA (Pref.)                                    569,148               -                -         569,148
          Petroleo Brasileiro SA - ADR                         291,330               -                -         291,330
          Telesp Celular Participacoes SA - ADR**              175,375               -                -         175,375
          Unibanco-Uniao de Bancos Brasileiros SA - GDR        180,675               -                -         180,675
                                                          -------------   -------------    -------------   ------------
                                                             2,271,339               -                -       2,271,339

      CHILE - 0.4%


                      DRIEHAUS EMERGING MARKETS GROWTH FUND
                        DRIEHAUS ASIA PACIFIC GROWTH FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                  MARKET VALUE

                                                                       Driehaus        Driehaus        Pro Forma        Pro Forma
                                                                   Emerging Markets  Asia Pacific     Adjustments       Combined
                       Description                                   Growth Fund     Growth Fund                        (Note 1)
          ---------------------------------------                    -------------   -------------    -------------   ------------
                                                                          234,000               -                -         234,000

          Distribution y Servico D&S SA-ADR


      ARGENTINA - 0.3%
          Telecom Argentina Stet-France Telecom SA - ADR**                162,578               -                -         162,578
                                                                     -------------   -------------    -------------   ------------


          Total South America                                           2,667,917               -                -       2,667,917
                                                                     -------------   -------------    -------------   ------------


NORTH AMERICA - 4.6%

      MEXICO - 4.1%
          America Movil SA de CV - ADR - L                                654,443               -                -         654,443
          Grupo Financiero Banorte SA de CV - O                           599,842               -                -         599,842
          Grupo Televisa SA - ADR**                                       475,788               -                -         475,788
          Wal-Mart de Mexico SA de CV - V                                 596,126               -                -         596,126
                                                                     -------------   -------------    -------------   ------------
                                                                        2,326,199               -                -       2,326,199

      CAYMAN ISLANDS - 0.3%
          Harbin Brewery Group, Ltd.**                                          -         157,520                -         157,520


      CANADA - 0.2%
          Telesystem International Wireless, Inc.**                       118,213               -                -         118,213
                                                                     -------------   -------------    -------------   ------------


          Total North America                                           2,444,412         157,520                -       2,601,932
                                                                     -------------   -------------    -------------   ------------


MIDDLE EAST - 3.3%

      ISRAEL - 3.3%
          Agis Industries, Ltd.                                           271,186               -                -         271,186
          Taro Pharmaceutical Industries, Ltd. - ADR**                    734,065               -                -         734,065
          Teva Pharmaceutical Industries, Ltd. - ADR                      888,029               -                -         888,029
                                                                     -------------   -------------    -------------   ------------
                                                                        1,893,280               -                -       1,893,280
                                                                     -------------   -------------    -------------   ------------

          Total Middle East                                             1,893,280               -                -       1,893,280
                                                                     -------------   -------------    -------------   ------------


          Total Equity Securities (Cost $48,636,851)                   34,032,397      18,484,426                -      52,516,823
                                                                     -------------   -------------    -------------   ------------


EQUITY CERTIFICATES - 3.9% (NOTE C)
FAR EAST - 3.9%

      INDIA - 3.9%
          ICICI Bank, Ltd.+                                                     -         302,332                -         302,332
          Infosys Technologies, Ltd.+                                     388,798               -                -         388,798
          Mastek, Ltd.+                                                   434,442               -                -         434,442
          Satyam Computer Services, Ltd.+                                       -         390,052                -         390,052
          Tata Engineering and Locomotive Co., Ltd.+                      451,878         213,558                -         665,436
                                                                     -------------   -------------    -------------   ------------
                                                                        1,275,118         905,942                -       2,181,060
                                                                     -------------   -------------    -------------   ------------

          Total Equity Certificates (Cost $2,027,701)                   1,275,118         905,942                -       2,181,060
                                                                     -------------   -------------    -------------   ------------


RIGHTS -  0.0%
FAR EAST - 0.0%

      THAILAND - 0.0%
          TelecomAsia Corp. Public Co., Ltd. (Foreign) - Rights**               0               -                -               0


          Total Rights (Cost $0)                                                0               -                -               0

      TOTAL INVESTMENTS (COST $50,664,552) -- 96.5%                  $ 35,307,515    $ 19,390,368              $ -    $ 54,697,883
      Other Assets in Excess of Liabilities ---3.5%                       624,481       1,378,750                -       2,003,231
                                                                     -------------   -------------    -------------   ------------

                      DRIEHAUS EMERGING MARKETS GROWTH FUND
                        DRIEHAUS ASIA PACIFIC GROWTH FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                  MARKET VALUE

                                                               Driehaus         Driehaus       Pro Forma        Pro Forma
                                                           Emerging Markets   Asia Pacific    Adjustments       Combined
                       Description                           Growth Fund      Growth Fund                        (Note 1)
          ---------------------------------------          ----------------   ------------   -------------   -------------
          NET ASSETS------------------100.0%               $ 35,931,996       $ 20,769,118   $           -   $ 56,701,114
                                                           ================   ============   =============   =============





      **Non-income producing security
      + Restricted security
      ADR - American Depository Receipt
      GDR - Global Depository Receipt

                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                        DRIEHAUS ASIA PACIFIC GROWTH FUND
                               NOTES TO PRO FORMA
                         COMBINING FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)


     1.   BASIS OF COMBINATION

     The Driehaus Mutual Funds (the "Trust") is a registered management investment company, organized as a Delaware statutory trust. As of December 31, 2002, the Trust offered five separate funds. The unaudited Pro Forma Combining Schedule of Investments and the unaudited Pro Forma Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of December 31, 2002 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of January 1, 2002. These statements have been derived from books and records utilized in calculating the net asset value of each fund at December 31, 2002 and for the year then ended.

     The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the Driehaus Asia Pacific Growth Fund in exchange for shares of the Driehaus Emerging Markets Growth Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Driehaus Asia Pacific Growth Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

     The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

     For the year ended December 31, 2002, the Driehaus Emerging Markets Growth Fund's investment advisory fee was computed based on the annual rate of 1.50% of its average daily net assets.

     2. SECURITY VALUATION

     Depending upon local convention or regulation, equity securities may be valued at the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

     3. CAPITAL SHARES

     The pro forma net asset value per share assumes the issuance of additional shares of the Driehaus Emerging Markets Growth Fund that would have been issued at December 31, 2002 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of shares assumed issued in the reorganization plus shares of the Driehaus Emerging Markets Growth Fund at December 31, 2002.

     4. PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

     The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Driehaus Asia Pacific Growth Fund was included in the Driehaus Emerging Markets Growth Fund for the period January 1, 2002 to December 31, 2002. Investment advisory and administration fees in the pro forma combined column are calculated at the rates in effect for the Driehaus Emerging Markets Growth Fund based upon the combined net assets of the Driehaus Asia Pacific Growth Fund and Driehaus Emerging Markets Growth Fund.

     The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at December 31, 2002.

     5. COSTS OF REORGANIZATION

     Reorganization expenses incurred by the Driehaus Mutual Funds will be paid by Driehaus Capital Management, Inc. and/or affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

     6. FEDERAL INCOME TAXES

     No provision is made for Federal income taxes since each Fund has elected to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve the Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

     The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

     For the period ended December 31, 2002, reclassifications were recorded between undistributed net investment loss, undistributed net realized foreign exchange loss, undistributed net realized gain, and paid-in-capital in excess of par for any permanent book to tax differences.

     The Driehaus Asia Pacific Growth Fund will distribute all of its ordinary income and capital gains, if any, prior to the Funds merging.

     At December 31, 2002, the combined capital loss carry forward of the Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Markets Growth Fund amounted to $17,684,829 which will expire between 2008 and 2010.

Statement of Additional Information Dated May 1, 2003

                              DRIEHAUS MUTUAL FUNDS
                               25 East Erie Street
                             Chicago, Illinois 60611
                                 1-800-560-6111

                       DRIEHAUS INTERNATIONAL GROWTH FUND
                      DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                        DRIEHAUS ASIA PACIFIC GROWTH FUND
                      DRIEHAUS EMERGING MARKETS GROWTH FUND

This Statement of Additional Information is not a prospectus, but provides additional information that should be read in conjunction with the Funds' prospectus dated May 1, 2003 and any supplements thereto ("Prospectus"). The Prospectus may be obtained at no charge by telephoning 1-800-560-6111.

                                TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----

General Information and History                                           2
Portfolio Investments and Risk Considerations                             2
Investment Restrictions                                                  12
Purchases and Redemptions                                                13
Net Asset Value                                                          14
Management                                                               16
Compensation of Trustees                                                 18
Trustees' Ownership of Fund Shares                                       19
Principal Shareholders                                                   20
Holdings in Certain Affiliates of the Adviser                            21
Investment Advisory Services                                             22
Distributor                                                              24
Administrator                                                            24
Custodian                                                                25
Transfer Agent                                                           25
Independent Auditors                                                     25
Legal Counsel                                                            26
Portfolio Transactions                                                   26
Additional Income Tax Considerations                                     28
Investment Performance                                                   31
Tax-Deferred Investment vs. Taxable Investment                           36
Appendix - Ratings                                                      A-1

The financial statements appearing in the combined Driehaus International Growth Fund, Driehaus Asia Pacific Growth Fund, Driehaus International Discovery Fund, Driehaus European Opportunity Fund and Driehaus Emerging Markets Growth Fund Annual Report to Shareholders for the fiscal year ended December 31, 2002 have been audited by Ernst & Young LLP, independent auditors, and are incorporated herein by reference.

                         GENERAL INFORMATION AND HISTORY

Driehaus International Growth Fund, Driehaus International Discovery Fund, Driehaus European Opportunity Fund, Driehaus Asia Pacific Growth Fund, and Driehaus Emerging Markets Growth Fund (individually, a "Fund" and collectively, the "Funds") are each a series of Driehaus Mutual Funds (the "Trust"), an open-end management investment company. Driehaus Capital Management, Inc. (the "Adviser") provides management and investment advisory services to each Fund. The Trust is a Delaware statutory trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated May 31, 1996. The Trust or a Fund may be terminated (i) by the affirmative vote of at least two-thirds of the outstanding shares in the Trust (or Fund) at any meeting of shareholders, or
(ii) by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by at least two-thirds of the outstanding shares, or
(iii) by the Trustees by written notice to shareholders. The Trust may issue an unlimited number of shares, in one or more series or classes as its Board of Trustees (the "Board") may authorize. In October 1996, the Driehaus International Growth Fund succeeded to the assets of the Driehaus International Large Cap Fund, L.P. The Driehaus Asia Pacific Growth Fund and Driehaus Emerging Markets Growth Fund each commenced operations on December 31, 1997. The Driehaus International Discovery Fund and the Driehaus European Opportunity Fund each commenced operations on December 31, 1998.

Each share of a Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a Fund have equal rights in the event of liquidation of that series.

As a statutory trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of the Trust's outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a Trustee or Trustees and will assist in the communication with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940, as amended (the "1940 Act"). All shares of all series of Driehaus Mutual Funds are voted together in the election of Trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual Funds, except that shares are voted by an individual Fund when required by the 1940 Act or other applicable law, or when the Board determines that the matter affects only the interests of one or more Funds, in which case shareholders of the unaffected Funds are not entitled to vote on such matters.

                  PORTFOLIO INVESTMENTS AND RISK CONSIDERATIONS

GENERAL INVESTMENT RISKS

As with all investments, at any given time the value of your shares in the Fund(s) may be worth more or less than the price you paid. The value of your shares depends on the value of the individual securities owned by the Funds which will go up and down depending on the performance of the company that issued the security, general market and economic conditions, and investor confidence. In addition, the market for securities generally rises and falls over time, usually in cycles. During any particular cycle, an investment style may be in or out of favor. If the market is not favoring the Funds' style, a Fund's gains may not be as big as, or its losses may be larger than, those of other equity funds using different investment styles.

FOREIGN SECURITIES

The Funds invest primarily in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions or expropriation of assets) than investments in securities of domestic issuers. The Funds may also purchase foreign securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European receipts evidencing a similar arrangement. Generally, ADRs are designed for the U.S. securities markets and EDRs and GDRs are designed for use in European and other foreign securities markets. The Funds may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, each Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

With respect to equities that are issued by foreign issuers or denominated in foreign currencies, each Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the Fund will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions.")

Risks. Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities and positions which are generally denominated in foreign currencies, and utilization of forward currency contracts, involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements.

Although the Funds will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

Currency Exchange Transactions. Currency exchange transactions may be conducted either through forward currency contracts ("forward currency contracts") or on a spot (i.e., cash) basis at the spot rate for purchasing currency prevailing in the foreign exchange market. Forward currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward currency contracts are usually entered into with banks and broker-dealers, are not exchange traded and are usually for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries in which the Funds may invest and serve as hedges against possible variations in the exchange rate between these currencies. Each Fund's currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under "Synthetic Foreign Money Market Positions." Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of each Fund accruing in connection with settlement of the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward currency contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Adviser to limit or reduce exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. Each Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that each Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, each Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward currency contracts for each currency held in each Fund. The Funds may not engage in "speculative" currency exchange transactions.

At the maturity of a forward contract to deliver a particular currency, each Fund may either sell the portfolio security related to such contract and make delivery of the currency, or retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency a Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Synthetic Foreign Money Market Positions. Each Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, each Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency money market instruments. The result of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, a synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the policy that, under normal circumstances, the Driehaus International Growth Fund and the Driehaus International Discovery Fund will invest at least 65% of their respective total assets in at least three countries other than the United States, or for the purposes of the policies that the Driehaus European Opportunity Fund and the Driehaus Asia Pacific Growth Fund will invest at least 80% of their respective net assets in European countries and Asia Pacific companies, respectively, and the Driehaus Emerging Markets Growth Fund will invest at least 65% of its total assets in emerging markets companies.

LENDING OF PORTFOLIO SECURITIES

Subject to restriction (3) under "Investment Restrictions" in this Statement of Additional Information, each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by that Fund. Each Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in the Adviser's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including
(a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Fund could experience both losses and delays in liquidating its collateral.

WARRANTS

The Funds may purchase warrants, which are instruments that give holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. Warrants are generally sold by companies intending to issue stock in the future, or by those seeking to raise cash by selling shares held in reserve.

SHORT SALES

The Funds may make short sales "against the box." In a short sale, a Fund sells a borrowed security and is required to return the identical security to the lender. A short sale "against the box" involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale "against the box" enables each Fund to obtain the current market price of a security that it desires to sell but is unavailable for settlement.

RULE 144A SECURITIES

The Funds may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser will consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

LINE OF CREDIT

Subject to restriction (4) under "Investment Restrictions" in this Statement of Additional Information, the Trust has established a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Currently the line of credit is available to each of the Funds.

PORTFOLIO TURNOVER

Portfolio turnover rate is commonly measured by dividing the lesser of total purchases or sales for the period under consideration by the average portfolio value (i.e., the cumulative total investment in the account at the end of each month, divided by the number of months under consideration).

DERIVATIVES

Consistent with its objective, each Fund may invest in a broad array of financial instruments and securities, commonly known as derivatives. (For these purposes, forward currency contracts are not considered "derivatives.") The Funds may enter into conventional exchange-traded and nonexchange-traded options, futures contracts, futures options, swaps and similar transactions, such as caps, floors and collars, involving or relating to currencies, securities, interest rates, prices or other items. In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security, an index, an interest rate or a currency.

Derivatives are most often used to manage investment risk or to create an investment position indirectly because they are more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability or other factors. They also may be used in an effort to enhance portfolio returns.

The successful use of derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in currency exchange rates, security prices, interest rates and other market factors affecting the derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a derivative may not be well established. Finally, privately negotiated and over-the-counter derivatives may not be as well regulated and may be less marketable than exchange-traded derivatives.

The Funds may use equity linked certificates/notes/swaps (all derivatives) to further their investment objectives. Driehaus Asia Pacific Growth Fund, Driehaus Emerging Markets Growth Fund and Driehaus International Discovery Fund have purchased participation notes and the other Funds may also. In buying such derivatives, the Funds could be purchasing bank debt instruments, swaps or certificates that vary in value based on the value of the underlying benchmark security. The Funds buying such derivative instruments are subject to the risk of the inability or refusal to perform of the counterparties to the transaction.

A swap transaction is an individually negotiated, nonstandardized agreement between two parties to exchange cash flows (and sometimes principal amounts) measured by different interest rates, exchange rates, indices or prices, with payments generally calculated by reference to a principal ("notional") amount or quantity. In general, swaps are agreements pursuant to which a Fund contracts with a bank or a broker/dealer to receive a return based on or indexed to the performance of an individual security or a basket of securities. A Fund usually will enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. Swap contracts are not traded on exchanges; rather, banks and dealers act as principals in these markets. As a result, a Fund will be subject to the risk of the inability or refusal to perform with respect to such contracts on the part of the counterparties with which the Fund trades. If there is a default by a counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market is generally not regulated by any government authority. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade.

The Funds intend to use interest rate, currency and index swaps as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will earmark or segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

Options on Securities and Indexes. The Funds may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade or similar entities, or quoted on Nasdaq. The Funds may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

The Funds will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are earmarked or held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain, or, if it is less, a Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts. The Funds may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(1) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to, the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to, U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option

----------

(1) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The Funds will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.

The success of any futures transaction depends on the Adviser correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, a Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the Adviser might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of a Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in a Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures. If other options, futures contracts or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Fund's investment objective.

A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"(2) would exceed 5% of the Fund's total assets.

When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Fund similarly

----------

(2) A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

In order to comply with Commodity Futures Trading Commission ("CFTC") Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," a Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of CFTC Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the CFTC Regulations) may be excluded in computing such 5%.

                             INVESTMENT RESTRICTIONS

Each Fund operates under the following fundamental investment restrictions, which, together with the investment objective and fundamental policies, cannot be changed without the approval of a "majority of the outstanding voting securities," which is defined in the 1940 Act to mean the lesser of (i) 67% of a Fund's shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a Fund's outstanding shares. Each Fund may not:

     (1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the 1933 Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

     (2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward currency contracts;

     (3) make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations,
          (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets (taken at market value at the time of such loan);

     (4) borrow, except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 33 1/3% of its total assets, and the Fund will not purchase additional securities when its borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of its total assets) and (b) enter into transactions in options, futures and options on futures;

     (5) invest in a security if 25% or more of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry,(3) except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

     (6) issue any senior security except to the extent permitted under the 1940 Act.

Each Fund is also subject to the following nonfundamental restrictions and policies, which may be changed by the Board of Trustees without shareholder approval. Each Fund may not:

     (a) invest in companies for the purpose of exercising control or management;

     (b) purchase, except for securities acquired as part of a merger, consolidation or acquisition of assets, more than 3% of the stock of another investment company (valued at time of purchase);

     (c) mortgage, pledge or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with options, futures and options on futures;

     (d) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or
          (ii) the securities sold are "when issued" or "when distributed" securities which the Fund expects to receive in a recapitalization, reorganization or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures and options on futures are not treated as short sales; and

     (e) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

If illiquid securities exceed 15% of a Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers may not be able to dispose of them in a timely manner. As a result, a Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Fund to decline.

                            PURCHASES AND REDEMPTIONS

Purchases and redemptions are discussed in the Prospectus under the headings "How to Purchase Shares," "How to Redeem Shares" and "Net Asset Value," and that information is incorporated herein by reference. The Prospectus discloses that you may purchase (or redeem) shares through investment dealers or other institutions. It is the responsibility of any such institution to establish procedures insuring the prompt transmission to the Funds of any such purchase order.

-----------

(3) For purposes of this investment restriction, each Fund uses industry classifications contained in Institutional Brokers Estimate System ("I/B/E/S") Sector Industry Group Classification, published by I/B/E/S, an institutional research firm. To the extent that categorization by IBES is "Miscellaneous" or "Other" for an industry, the portfolio manager may change the industry IBES classification to a more appropriate or specific industry.

Each Fund's net asset value is determined on days on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

The Trust intends to pay all redemptions in cash and will pay cash for all redemption orders, limited in amount with respect to each shareholder of record during any ninety-day period to the lesser of $250,000 or one percent of the net assets of the relevant Fund, as measured at the beginning of such period. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of exchange-traded securities. If redemptions are made in kind, the redeeming shareholder might incur transaction costs in selling the securities received in the redemption .

The Trust reserves the right to suspend or postpone redemptions of shares of a Fund during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

                                 NET ASSET VALUE

The net asset value per share of a Fund is calculated by dividing (i) the value of the securities held by the Fund (i.e., the value of its investments), plus any cash or other assets, minus all liabilities (including accrued estimated expenses on an annual basis), by (ii) the total number of outstanding shares of the Fund. Investment securities, including ADRs, EDRs and GDRs, that are traded on a stock exchange are valued at the last sale price as of the regular close of business on the NYSE (normally 3:00 p.m. Central time) on the day the securities are being valued, or lacking any sales, at either (i) the last bid prices or
(ii) the mean between the closing bid and asked prices. Securities traded on Nasdaq will be valued at the Nasdaq official closing price. Other over-the-counter securities are valued at the mean between the closing bid and asked prices. Net asset value will not be determined on days when the NYSE is closed, unless, in the judgment of the Board, the net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m. Central time.

In the event that the NYSE or the relevant national securities exchange adopts different trading hours on a temporary basis, Fund net asset value will be computed at the close of the exchange.

Trading in securities on most foreign securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE except securities trading primarily on Central and South American exchanges. Such securities are valued at the last sale price as of the regular close of the relevant exchange. For securities that trade primarily on an exchange that closes after the NYSE, the price of the security will be determined at 1:00 p.m. Central time. In addition, foreign securities trading may not take place on all business days and may occur in various foreign markets on days which are not business days in domestic markets and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of net asset value unless the Adviser, by or under the direction of the Board's Pricing Committee, deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 10:00 a.m. Central time or at such other rates as the Adviser may determine to be appropriate in computing net asset value.

Securities and assets for which market quotations are not readily available are valued at fair value determined by the Adviser's Pricing Committee pursuant to methodologies established in good faith by the Board of Trustees. If the Adviser's Pricing Committee determines that the foregoing methods do not accurately reflect current market value, securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees or its Pricing Committee. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

The Fund uses pricing services approved by its Board of Trustees. Prices of equity securities provided by such services represent the last sale price on the exchange where the security is primarily traded. Exchange rates of currencies provided by such services are sourced, where possible, from multi-contributor quotations. Normally, the rate will be based upon commercial interbank bid and offer quotes. Representative rates are selected for each currency based upon the latest quotation taken from contributors at short intervals prior to pricing. Prices of bonds by such services represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used, as discussed below. Debt securities with maturities of 60 days or less are valued (i) at amortized cost if their term to maturity from date of purchase is less than 60 days, or (ii) by amortizing, from the 61st day prior to maturity, their value on the 61st day prior to maturity if their term to maturity from date of purchase by a Fund is more than 60 days, unless this is determined by the Fund's Board of Trustees not to represent fair value. Repurchase agreements are valued at cost plus accrued interest.

U.S. Government securities are traded in the over-the-counter market and are valued at the mean between the last available bid and asked prices, except that securities with a demand feature exercisable within one to seven days are valued at par. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers, or on the evaluation of a pricing service.

Options, futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. If an options or futures exchange closes later than 3:00 p.m. Central time, the options or futures traded on it are valued based on the sale price, or on the mean between the bid and ask prices, as the case may be, as of 3:00 p.m. Central time.

                                   MANAGEMENT

The officers of the Trust manage its day-to-day operations under the direction of the Trust's Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of each Fund and to provide oversight of the management of the Funds. A majority of the Trust's Board members are not affiliated with the Adviser or Driehaus Securities Corporation (the "Distributor"). Each Trustee will serve as a Trustee until (i) termination of the Trust, or (ii) until the Trustee's retirement, resignation, or death, or
(iii) as otherwise specified in the Trust's governing documents. Officers of the Trust are elected by the Board on an annual basis.

The following table sets forth certain information with respect to the Trustees of the Trust:

                                                                                                NUMBER OF
                                               TERM OF OFFICE AND         PRINCIPAL         PORTFOLIOS IN FUND
                            POSITION(s) HELD     LENGTH OF TIME         OCCUPATION(s)      COMPLEX OVERSEEN BY  OTHER DIRECTORSHIPS
  NAME, ADDRESS AND AGE        WITH TRUST            SERVED          DURING PAST 5 YEARS         TRUSTEE          HELD BY TRUSTEE
------------------------    ----------------   ------------------   --------------------   -------------------  -------------------

INTERESTED TRUSTEES:*
Richard H. Driehaus, 60     Trustee;           Since 1996           Chairman of the                  5          None
25 East Erie Street         Chairman;                               Board, Director
Chicago, IL 60611           President                               and Chief
                                                                    Executive Officer
                                                                    of the Adviser and
                                                                    the Distributor ;
                                                                    Chief Executive
                                                                    Officer of
                                                                    Driehaus Capital
                                                                    Management,
                                                                    L.L.C.; Chief
                                                                    Investment Officer
                                                                    and Portfolio
                                                                    Manager of the
                                                                    Adviser and
                                                                    Driehaus Capital
                                                                    Management, L.L.C.

Robert F. Moyer, 56         Trustee;           Since 1996           President of the                 5          None
25 East Erie Street         Senior                                  Adviser and the
Chicago, IL 60611           Vice President                          Distributor ;
                                                                    President and
                                                                    Chief Operating
                                                                    Officer of
                                                                    Driehaus Capital
                                                                    Management, L.L.C.

INDEPENDENT TRUSTEES:
Francis J. Harmon, 60       Trustee            Since 1998           Principal Account                5          None
25 East Erie Street                                                 Executive - Labor
Chicago, IL 60611                                                   Affairs, Blue
                                                                    Cross and Blue
                                                                    Shield of Illinois

A.R. Umans, 75              Trustee            Since 1996           Chairman of the                  5          None
25 East Erie Street                                                 Board and Chief
Chicago, IL 60611                                                   Executive Officer,
                                                                    RHC/Spacemaster
                                                                    Corporation
                                                                    (manufacturing
                                                                    corporation)

Daniel F. Zemanek, 60       Trustee            Since 1996           Senior Vice                      5          None
25 East Erie Street                                                 President of
Chicago, IL 60611                                                   Sunrise
                                                                    Development, Inc.
                                                                    (assisted living)
                                                                    since January
                                                                    2003; Consultant,
                                                                    real estate
                                                                    development,
                                                                    August 1998 to
                                                                    January 2003;
                                                                    Senior Vice
                                                                    President of Real
                                                                    Estate, Una Mas
                                                                    Restaurants, Inc.,
                                                                    from 1996 to 1998

----------

* Mr. Driehaus and Mr. Moyer are "interested persons" of the Trust, the Adviser and the Distributor, as defined in the 1940 Act, because they are officers of the Adviser and the Distributor. In addition, Mr. Driehaus controls the Adviser and the Distributor.

The following table sets forth certain information with respect to the advisory board member and officers of the Trust.

                             POSITION(s)
                             HELD WITH      LENGTH OF TIME
NAME, ADDRESS AND AGE           TRUST           SERVED           PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
--------------------------  ------------    --------------   --------------------------------------------------

Arthur B. Mellin(1), 60      Advisory         Since 1998     President of Mellin Securities Incorporated and
190 South LaSalle Street     Board                           Mellin Asset Management, Inc.
Chicago, IL 60603            Member

Robert H. Buchen, 65         Vice             Since 1996     Vice President of Institutional Sales of the
25 East Erie Street          President                       Adviser.
Chicago, IL 60611

Michelle L. Cahoon, 36       Treasurer        Since 2002     Vice President and Controller of the Adviser
25 East Erie Street                                          since 2003; Vice President, Treasurer and
Chicago, IL 60611                                            Controller of the Distributor since 2003;
                                                             Controller of the Adviser and the Distributor
                                                             since 2002; Manager with Arthur Andersen LLP
                                                             from 1992-2002.

Lisa M. King, 35             Secretary        Since 2002     Vice President and Counsel, PFPC Inc. (financial
400 Bellevue Parkway                                         services company) since 2000; Associate, Stradley,
Wilmington, DE 19809                                         Ronon, Stevens & Young, LLC (law firm) from
                                                             1996- 2000.

Kelly C. Dehler, 41          Assistant        Since 2002     Regulatory Associate with the Adviser since 2002;
25 East Erie Street          Secretary                       Senior Paralegal with the Adviser from
Chicago, IL 60611                                            2000-2002; Examiner with NASD Regulation from
                                                             1997-2000.

(1)  Mr. Driehaus and Mr. Mellin are brothers-in-law.

BOARD COMMITTEES: The Trust's Board has the following committees:

Audit Committee. The Audit Committee makes recommendations regarding the selection of independent auditors for the Funds, confers with the independent auditors regarding the Funds' financial statements, the results of audits and related matters, monitors each Fund's accounting policies and internal control systems, and performs such other tasks as the full Board deems necessary or appropriate. The Board has adopted a written charter setting forth the Audit Committee's responsibilities. The Audit Committee receives annual representations from the auditors as to their independence. All independent Trustees serve as members of the Audit Committee. The Audit Committee held 3 meetings during the Funds' last fiscal year.

Pricing Committee. Pricing Committee reviews pricing procedures adopted by the Board, determines fair value of the Funds' securities as needed in accordance with the pricing procedures and performs such other tasks as the full Board deems necessary. Robert F. Moyer is the member of the Pricing Committee. The Pricing Committee held 9 meetings during the Funds' last fiscal year.

Executive Committee. The Executive Committee is authorized to exercise all powers of the Board, subject to certain statutory exceptions. The members of the Executive Committee are Richard H. Driehaus (Chairman), Robert F. Moyer and A.R. Umans. The Executive Committee did not hold any meetings during the Funds' last fiscal year.

                            COMPENSATION OF TRUSTEES

Officers and Trustees affiliated with the Adviser serve without any compensation from the Trust. In compensation for their services to the Trust, Trustees who are not affiliates of the Trust or the Adviser are paid $2,500 for each Board meeting attended and $500 for each committee meeting attended, and are reimbursed for out-of-pocket expenses. The Trust has no retirement or pension plan. The following table sets forth the compensation paid by the Trust and the Fund Complex during calendar year 2002 to each of the non-interested Trustees:

                                                TOTAL 2002 CALENDAR YEAR
                        TOTAL COMPENSATION       COMPENSATION FROM FUND
 NAME OF TRUSTEE          FROM THE TRUST*             COMPLEX**
-----------------       ------------------      ------------------------

A. R. Umans                  $  14,500                 $  14,500
Daniel F. Zemanek            $  14,500                 $  14,500
Francis J. Harmon            $  14,500                 $  14,500

----------

*  Includes compensation paid to each Trustee by each Fund.

** The Fund Complex consists of each Fund in the Trust.

                       TRUSTEES' OWNERSHIP OF FUND SHARES

The following table sets forth, for each Trustee, the dollar range of equity securities owned in each Fund as of December 31, 2002. In addition, the last row shows the aggregate dollar range of equity securities owned as of December 31, 2002 in the Funds.

                                                  NAME OF TRUSTEE AND DOLLAR RANGE OF FUND SHARES OWNED
                                -------------------------------------------------------------------------------------
                                  RICHARD H.                                                               FRANCIS J.
      NAME OF FUND                 DRIEHAUS      ROBERT F. MOYER       A.R. UMANS       DANIEL F ZEMANEK     HARMON
-----------------------         --------------   ---------------    ----------------    ----------------   ----------

Driehaus International
Growth Fund                                 --                --     $10,001-$50,000                  --          --

Driehaus International
Discovery Fund                   Over $100,000     Over $100,000     $10,001-$50,000                  --          --

Driehaus European
Opportunity Fund                 Over $100,000   $10,001-$50,000     $10,001-$50,000     $10,001-$50,000          --

Driehaus Asia
Pacific Growth Fund              Over $100,000                --     $10,001-$50,000                  --          --

Driehaus Emerging
Markets Growth Fund              Over $100,000     Over $100,000     $10,001-$50,000                  --          --

Aggregate Dollar
Range of
Equity Securities
Owned by Trustees                Over $100,000     Over $100,000       Over $100,000     $10,001-$50,000          --

As of March 31, 2003, the Trust's officers, Trustees and advisory board member as a group owned (or held a shared investment or voting power with respect to) shares of each Fund in the amounts and percentages shown in the following table:

                    FUND                          # OF SHARES      % OWNED
-------------------------------------------       -----------      -------

Driehaus International Growth Fund                   9,248.375       0.05%
Driehaus International Discovery Fund              289,878.334       8.51%
Driehaus European Opportunity Fund                  89,332.366       8.33%
Driehaus Asia Pacific Growth Fund                  339,887.204      20.52%
Driehaus Emerging Markets Growth Fund              658,853.435      23.65%

                             PRINCIPAL SHAREHOLDERS

As of March 31, 2003, no persons or entities owned of record or, to the Funds' knowledge, owned beneficially 5% or more of the shares of a Fund except the persons or entities indicated below.


NAME AND ADDRESS                                               FUND(s)                      %OWNED
----------------------------------------       --------------------------------------       ------
Charles Schwab & Co., Inc                      Driehaus International Growth Fund             9.4%
101 Montgomery Street                          Driehaus International Discovery Fund         20.6%
San Francisco, CA 94104-4122                   Driehaus European Opportunity Fund            15.6%
                                               Driehaus Asia Pacific Growth Fund             18.0%
                                               Driehaus Emerging Markets Growth Fund         16.8%

Covenant Ministries of Benevolence Corp.       Driehaus International Discovery Fund          5.6%
5145 N. California Avenue                      Driehaus Asia Pacific Growth Fund             12.4%
Chicago, IL 60625-3642

Driehaus Associates Fund                       Driehaus Emerging Markets Growth Fund         10.8%
25 East Erie Street
Chicago, IL 60611

Driehaus Companies Profit                      Driehaus International Discovery Fund          8.3%
Sharing Plan and Trust                         Driehaus European Opportunity Fund            14.3%
25 East Erie Street                            Driehaus Emerging Markets Growth Fund         14.5%
Chicago, IL 60611

Edward Lowe Foundation                         Driehaus European Opportunity Fund             5.8%
P.O. Box 8
Cassopolis, MI 49031-0008

Evangelical Covenant Church                    Driehaus Asia Pacific Growth Fund              5.8%
EMP Retirement Plan
5145 N. California Avenue
Chicago, IL 60625-3642

Harris Trust & Savings Bank                    Driehaus International Discovery Fund          8.4%
FBO Richard H. Driehaus                        Driehaus European Opportunity Fund             8.0%
111 West Monroe Street                         Driehaus Asia Pacific Growth Fund             20.4%
Chicago, IL 60603-4096                         Driehaus Emerging Markets Growth Fund         23.5%

Iowa State University Foundation               Driehaus International Growth Fund            10.2%
2505 Elwood Drive
Ames, IA 50010-8644

John J. Pairitz & John M. Pycik                Driehaus European Opportunity Fund             5.8%
FBO Lowe Charitable Trust
58220 Decatur Road
P.O. Box 385
Cassopolis, MI 49031-0385

Lamb-Weston Inc.                               Driehaus International Growth Fund             7.3%
P.O. Box 712039
Los Angeles, CA 90071-7039

MAC CO                                         Driehaus International Discovery Fund         10.2%
P.O. Box 3198
Pittsburgh, PA 15230-3198


NAME AND ADDRESS                                               FUND(s)                      %OWNED
----------------------------------------       --------------------------------------       ------
National Financial Services Corp.              Driehaus International Growth Fund            32.5%
200 Liberty Street, 5th Floor                  Driehaus International Discovery Fund          7.1%
New York, NY 10281-1003                        Driehaus European Opportunity Fund             7.6%
                                               Driehaus Asia Pacific Growth Fund             22.4%
                                               Driehaus Emerging Markets Growth Fund         11.3%

The Richard H. Driehaus Foundation             Driehaus International Discovery Fund          6.4%
25 East Erie Street
Chicago, IL 60611

                  HOLDINGS IN CERTAIN AFFILIATES OF THE ADVISER

The Board of Trustees is comprised of a majority of members who are classified under the 1940 Act as not "interested persons" of the Trust and are often referred to as "independent Trustees." In addition to investing in the various Funds of the Trust, independent Trustees may invest in limited partnerships that are managed by the Adviser and an affiliate of the Adviser. The independent Trustees may also, from time to time, invest in other investment ventures in which affiliates and employees of the Adviser also invest.

The following table sets forth, as of December 31, 2002, the beneficial or record ownership of the securities of any entity other than another registered investment company, controlling, controlled by or under common control with the Adviser. This information is provided for each independent Trustee, and his immediate family members.


                     NAME OF OWNERS AND                                      TITLE OF
NAME OF TRUSTEE      RELATIONSHIPS TO TRUSTEE             COMPANY            CLASS(1)     VALUE OF SECURITIES      PERCENT OF CLASS
---------------      ------------------------         ---------------------  --------     -------------------      ----------------
A.R. Umans            A.R. Umans                      JMP Media L.L.C.                        $  429,983(2)             4.23%
                      A.R. Umans                      Great Lakes Towers                      $  300,000(2)               10%
                                                      II, L.L.C.
                      A.R. Umans                      Great Lakes Towers                      $  500,000(2)               10%
                                                      III, L.L.C.
                      A.R. Umans                      Midwest Tower                           $  310,000(2)               10%
                                                      Partners, L.L.C.
                      A.R. Umans;                     Driehaus Institutional                  $  302,421               1.445%
                      Mrs. Umans(spouse)              Mid Cap L.P.
                      Mrs. Umans (spouse)             Driehaus Institutional                  $  275,387               1.413%
                                                      Small Cap, L.P.
Francis J. Harmon     Francis J. Harmon               Driehaus Institutional                  $   25,810               0.123%
                      Revocable Trust                 Mid Cap, L.P.
                      Dated 08/18/97
                      Margaret A. Harmon              Driehaus Institutional                  $   30,067               0.144%
                      Revocable Trust                 Mid Cap, L.P.
                      Dated 08/18/97
                      (spouse)
                      Margaret A. Harmon              Driehaus Institutional                  $   47,928               0.246%
                      Revocable Trust                 Small Cap, L.P.
                      Dated 08/18/97
                      (spouse)

(1) Interests in limited partnerships or limited liability companies.

(2) Values are based on original investment value. No current valuations are available.

                          INVESTMENT ADVISORY SERVICES

The Adviser is controlled by Richard H. Driehaus, as sole shareholder and chief executive officer. The principal nature of Mr. Driehaus' business is investment advisory and brokerage services. The Adviser provides office space and executive and other personnel to the Trust. The Trust pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges and securities registration and custodian fees and expenses incidental to its organization.

The advisory agreement provides that neither the Adviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Fund or any shareholder of the Fund for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

Any expenses that are attributable solely to the organization, operation or business of a Fund shall be paid solely out of the Fund's assets. Any expenses incurred by the Fund that are not solely attributable to a particular series are apportioned in such manner as the Adviser determines is fair and appropriate, unless otherwise specified by the Board of Trustees. In return for its services, the Adviser receives a monthly fee from the Funds, computed and accrued daily, at an annual rate of 1.5% of average net assets of each Fund. These fees are higher than the fees paid by most mutual funds. The following table shows the fees paid by each Fund (before any waivers) under the advisory agreement to the Adviser for each Fund's last three fiscal years. The table also shows each Fund's maximum operating expenses based on the Adviser's agreement to absorb other expenses to the extent necessary to ensure that total annual fund operating expenses (after all applicable waivers) do not exceed the percentage of average net assets applicable for each Fund shown. For the period July 1, 2002 through June 30, 2003, each Fund will be reimbursed for total expenses (reduced by amounts from commission recapture programs that are applied to pay Fund expenses) exceeding the expense cap shown in the table below.


                                                      ADVISORY FEES PAID FOR FISCAL YEARS             MAXIMUM OPERATING EXPENSES
                                                      -----------------------------------             --------------------------
            FUND NAME                        2002                   2001                  2000         (% OF AVERAGE NET ASSETS)
------------------------------------     -------------         -------------         --------------    -------------------------
Driehaus International Growth Fund       $   2,143,758         $   3,143,895         $    6,097,235     N/A
Driehaus International Discovery Fund    $     960,318         $     690,649         $      860,540     2.40% June 1, 1999
                                                                                                        through June 30, 2003
Driehaus European Opportunity Fund       $     368,589         $     439,143         $      810,497     2.10% June 1, 1999
                                                                                                        through June 30, 2003
Driehaus Asia Pacific Growth Fund        $     365,866         $     281,033         $      489,774     2.50% June 1, 1999
                                                                                                        through June 30, 2003
DriehausEmerging Markets Growth Fund     $     537,134         $     344,057         $      346,354     2.50% June 1, 1999
                                                                                                        through June 30, 2003

The Adviser, the Funds, and the Distributor have each adopted a code of ethics. Access persons (as defined in the code) are permitted to make personal securities transactions, subject to requirements and restrictions set forth in such code of ethics. The code of ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. The code of ethics also prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of broker confirmations and reporting of securities transactions. Exceptions to these and other provisions of the code of ethics may be granted in particular circumstances after review by appropriate personnel.

The Adviser manages not only the Funds but other investment accounts. Simultaneous transactions may occur when several Funds and investment accounts are managed by the same investment adviser and the same security is suitable for the investment objective of more than one Fund or investment account. When two or more investment accounts are simultaneously engaged in the purchase or sale of the same security, including initial public offerings ("IPOs"), the prices and amounts are allocated in accordance with procedures, established by the Adviser, and believed to be appropriate and equitable for each investment account. In some cases, this process could have a detrimental effect on the price or value of the security as far as each Fund is concerned. In other cases, however, the ability of the Funds to participate in volume transactions may produce better executions and prices for the Funds.

Board Consideration of Advisory Agreement

The Board meets periodically to review the investment performance of the Funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. At least annually, the Trustees, including the independent Trustees, review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative services. In this regard, they evaluate, among other things, each Fund's investment performance, qualifications and experience of personnel of the Adviser rendering services, the quality of the various other services provided, costs incurred by the Adviser and its affiliates, the Adviser's profit, and comparative information regarding fees, expenses and performance of competitive funds.

The Funds' current advisory agreement with the Adviser is renewable for successive one-year periods only if (1) each renewal is approved by a vote of the Board of Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) or any such party, cast in person at a meeting called for such purpose of considering such approval, or (2) each renewal is specifically approved by a vote of a majority of each Fund's outstanding voting securities. The agreement is automatically terminated upon assignment and may be terminated at any time by either party without penalty upon sixty (60) days' written notice.

In connection with its review of the advisory agreement, the Board received information from the Adviser relating to the management fees charged and services provided, including (i) information about the nature and quality of services provided by the Adviser under the advisory agreement; (ii) information about the management fees, expense ratios and asset sizes of the Funds relative to peer groups; (iii) information about the level of the Adviser's profits with respect to the management of the Funds, including the methodology used to allocate costs among the Funds and other accounts advised by the Adviser; and
(iv) information about the short-term and long-term performance of the Funds relative to appropriate peer groups and one or a combination of market indices.

Investment Performance. The Board reviewed each Fund's long-term performance and considered factors contributing to short-term underperformance of certain Funds relative to appropriate peer groups and steps taken by the Adviser to improve such underperformance. They noted that the Funds' investment style was out of favor with market conditions, but they cited the positive investment performance of the four smaller Funds and the recent improved performance of Driehaus International Growth Fund.

Fees and Expenses. The Board considered each Fund's management fee rates, expense ratios and asset sizes relative to an appropriate peer group of funds, including information about costs related to the growth investment style of the Funds.

Profitability. The Board considered the Funds' advisory fees relative to the Adviser's profitability and reviewed the Adviser's methodology in allocating its costs to the management of the Funds. The Board considered the Adviser's payment of distribution expenses.

Economies of Scale. The Board considered whether there have been economies of scale with respect to the management of the Funds. The Board also considered whether the management fee rate is reasonable in relation to the asset size of the Funds.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of administrative services performed by the Adviser and its affiliated companies. The Board considered the quality of trade execution obtained by the Adviser.

Other Benefits to the Adviser. The Board also considered the character and amount of other incidental benefits received by the Adviser and its affiliates, including the receipt of research through the use of soft dollars, and the receipt of brokerage commissions for the execution of portfolio transactions.

At a meeting held on September 23, 2002, after receiving and reviewing information they deemed necessary, the Trustees, including a majority of the independent Trustees, approved the renewal of the agreement for the Funds, for one year. The Board concluded that the terms of the advisory agreement are fair and reasonable and the continuance of the agreement is in the best interest of each Fund.

                                   DISTRIBUTOR

As of December 31, 1998, the shares of the Funds are distributed by Driehaus Securities Corporation ("DSC") under a Distribution Agreement with the Trust. The Distribution Agreement had an initial period of two years and continues in effect thereafter from year to year, provided such continuance is approved annually (i) by a majority of the Trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

As agent, DSC will offer shares of the Funds to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or "12b-1 fees" are paid by the Funds. DSC will offer the Funds' shares only on a best-efforts basis.

                                  ADMINISTRATOR

PFPC Inc. ("PFPC"), 103 Bellevue Parkway, Wilmington, Delaware 19809, is the administrator for the Trust. The asset-based fee for administrative and accounting services for the Driehaus International Growth Fund is:

..125% of the first $200 million of average net assets;
..09% of the next $200 million of average net assets;
..07% of the next $200 million of average net assets; and ..05% of average net assets in excess of $600 million.

The asset-based fee for administration and accounting services for the Driehaus Asia Pacific Growth Fund, the Driehaus Emerging Market Growth Fund, the Driehaus International Discovery Fund, and the Driehaus European Opportunity Fund is:

..14% of the first $200 million of average net assets;
..09% of the next $200 million of average net assets;
..07% of the next $200 million of average net assets; and ..05% of average net assets in excess of $600 million.

For fiscal years 2002, 2001, and 2000, Driehaus International Growth Fund paid PFPC administrative fees of $178,645, $253,975, and $429,749, respectively. For fiscal years 2002, 2001, 2000, Driehaus International Discovery Fund paid PFPC administrative fees of $114,000, $77,612, and $80,277, respectively. For fiscal years 2002, 2001, and 2000, Driehaus European Opportunity Fund paid PFPC administrative fees of $114,000, $66,922, and $75,646, respectively. For fiscal years 2002, 2001, and 2000, Driehaus Asia Pacific Growth Fund paid PFPC administrative fees of $114,000, $114,000, and $70,126, respectively. For fiscal years 2002, 2001, and 2000, Driehaus Emerging Markets Growth Fund paid PFPC administrative fees of $114,000, $114,000, and $57,238, respectively.

                                    CUSTODIAN

JP Morgan Chase Bank at 3 CMC Metrotech, 8th Floor, Brooklyn, NY 11245, is the Trust's custodian (the "Custodian"). The Custodian is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments and performing other administrative duties, all as directed by authorized persons. The Custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Funds.

Portfolio securities purchased in the U.S. are maintained in the custody of the Custodian or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Custodian's global custody network and foreign depositories ("foreign subcustodians"). With respect to foreign subcustodians, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign subcustodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign subcustodians, or application of foreign law to a Fund's foreign subcustodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

The Funds may invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian.

                                 TRANSFER AGENT

PFPC, 103 Bellevue Parkway, Wilmington, Delaware 19809, is the Funds' transfer agent, registrar, dividend-disbursing agent and shareholder servicing agent. As such, PFPC provides certain bookkeeping and data processing services and services pertaining to the maintenance of shareholder accounts.

                              INDEPENDENT AUDITORS

The independent auditors for the Funds are Ernst & Young LLP, Sears Tower, 233
S. Wacker Drive, Chicago, Illinois 60606. The auditors audit and report on each Fund's annual financial statements, review certain regulatory reports and each Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

                                  LEGAL COUNSEL

Vedder, Price, Kaufman & Kammholz, located at 222 North LaSalle Street, Chicago, Illinois 60601, acts as the Trust's legal counsel.

                             PORTFOLIO TRANSACTIONS

The Adviser uses the trading room staff of DSC, an affiliate of the Adviser, to place the orders for the purchase and sale of a Fund's securities and options and futures contracts. The Adviser's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Adviser's knowledge (including the knowledge of the trading room staff of DSC) of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Adviser's knowledge (including the knowledge of the trading room staff of DSC) of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Adviser's knowledge (including the knowledge of the trading room staff of DSC) of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Adviser may cause a Fund to pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction, provided that the Adviser determines in good faith that the commission is reasonable in relation to the services received. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Adviser's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Adviser and reports are made quarterly to the Board of Trustees.

To the extent directed by management of the Funds, the Adviser will execute purchases and sales of portfolio securities for a Fund through brokers or dealers for the purpose of providing direct benefits to the Fund, subject to the Adviser seeking best execution. However, brokerage commissions or transaction costs in such transactions may be higher, and the Fund may receive less favorable prices than those which the Adviser could obtain from another broker or dealer, in order to obtain such benefits for the Fund.

Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, DSC. Each Fund has been advised that the Adviser intends to execute most (or all) transactions in securities traded on U.S. exchanges, including ADRs, through DSC. In order for DSC to effect any such transaction for a Fund, the commissions, fees or other remuneration received by DSC must be reasonable and fair, compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities, futures or options on futures being purchased or sold on an exchange during a comparable period of time. This standard would allow DSC to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Trustees, including a majority of the trustees who are not "interested" trustees, has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to DSC are consistent with the foregoing standard. For the fiscal year ended December 31, 2000, the Driehaus International Growth Fund paid brokerage commissions of $6,847,748 of which $465,208 (6.8%) was paid to DSC, the Driehaus International Discovery Fund paid $1,340,522, of which $77,095 (5.8%) was paid to DSC, the Driehaus European

Opportunity Fund paid $1,267,660, of which $16,256 (1.3%) was paid to DSC, the Driehaus Asia Pacific Growth Fund paid $1,240,336, of which $58,011 (4.7%) was paid to DSC, and the Driehaus Emerging Markets Growth Fund paid $584,256, of which $127,110 (21.8%) was paid to DSC.

For the fiscal year ended December 31, 2001, the Driehaus International Growth Fund paid brokerage commissions of $4,820,630, of which $714,380 (14.8%) was paid to DSC, the Driehaus International Discovery Fund paid $1,508,204, of which $101,716 (6.7%) was paid to DSC, the Driehaus European Opportunity Fund paid $770,136, of which $31,982 (4.2%) was paid to DSC, the Driehaus Asia Pacific Growth Fund paid $682,278, of which $51,153 (7.5%) was paid to DSC, and the Driehaus Emerging Markets Growth Fund paid $753,777, of which $156,308 (20.7%) was paid to DSC. For the fiscal year ended December 31, 2002, the Driehaus International Growth Fund paid brokerage commissions of $2,577,269, of which $305,092 (11.8%) was paid to DSC, the Driehaus International Discovery Fund paid $1,480,801, of which $117,702 (7.9%) was paid to DSC, the Driehaus European Opportunity Fund paid $365,163, of which $37,655 (10.3%) was paid to DSC, the Driehaus Asia Pacific Growth Fund paid $588,466, of which $17,568 (3.0%) was paid to DSC, and the Driehaus Emerging Markets Growth Fund paid $922,595, of which $130,443 (14.1%) was paid to DSC.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer (other than DSC) is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for a Fund, the Adviser may select a broker or dealer that furnishes it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends and similar data, computer data bases, quotation equipment and services, research-oriented computer software and services, monitoring and reporting services, and services of economic and other consultants consistent with Section 28(e). As a result of such research, the Adviser may cause a Fund to pay commissions that are higher than otherwise obtainable from other brokers, provided that the Adviser determines in good faith that the commissions are reasonable in relation to the research products and services provided by the broker. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Funds , to such brokers or dealers to ensure the continued receipt of research products or services the Adviser feels are useful. In certain instances, the Adviser may receive from brokers and dealers products or services that are used both as investment research and for administrative, marketing or other nonresearch purposes. In such instances, the Adviser will make a good faith effort to determine the relative proportions of such products or services, which may be considered as investment research, and this allocation process poses a potential conflict of interest to the Adviser. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Funds), while the portions of the costs attributable to nonresearch usage of such products or services is paid by the Adviser in cash. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Adviser, and not all such research products or services are used in connection with the management of the Funds. Information received from brokers by the Adviser will be in addition to, and not in lieu of, the services required to be performed under the advisory agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

Directed Brokerage. During the year ended December 31, 2002, the Funds allocated a portion of their brokerage transactions to firms based upon research services and information provided. The table below shows the amount of brokerage transactions allocated and related commissions paid.


                                                   AMOUNT OF          BROKERAGE
                                                   BROKERAGE         COMMISSIONS
              FUND NAME                           TRANSACTIONS           PAID
-------------------------------------            --------------      -----------
Driehaus International Growth Fund               $   99,722,448      $  281,031
Driehaus International Discovery Fund            $    2,760,733      $   12,816
Driehaus European Opportunity Fund               $      531,277      $    1,220
Driehaus Asia Pacific Growth Fund                $    1,640,660      $    6,215
Driehaus Emerging Markets Growth Fund            $      452,321      $    3,256

Regular Broker-Dealers. During the year ended December 31, 2002, the Funds acquired securities of regular brokers or dealers. The table below shows the value of each Fund's aggregate holdings of the securities of each issuer as of December 31, 2002.

                                                                       MARKET VALUE OF SECURITY
       FUND NAME                              NAME OF SECURITY           AS OF 12/31/02
----------------------------------         ---------------------       ------------------------
Driehaus International Growth Fund         ABN AMRO Holdings NV            $         0.00
Driehaus European Opportunity Fund         UBS Ag                          $   340,206.00

With respect to a Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Adviser may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Adviser's attention, including investment research related to the security and provided to the Fund.

                      ADDITIONAL INCOME TAX CONSIDERATIONS

The following is intended to be a general summary of certain federal income tax consequences of investing in one or more Funds. It is not intended as a complete discussion of all consequences, nor does it purport to deal with all categories of investments.

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund has qualified for, and intends to continue to comply with the special provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such provisions generally relieve a Fund of federal income tax to the extent its net investment income and net capital gains (the excess of net long-term capital gains over the sum of net short-term capital losses and capital loss carryforwards from prior years) are currently distributed to shareholders. In order to qualify for such provisions, each Fund must maintain a diversified portfolio, which requires that at the close of each quarter (i) at least 50% of the value of its total assets be represented by cash or cash items, Government securities, securities of other regulated investment companies and securities of other issuers in which not greater in value than 5% of the value of the Fund's total assets are invested and not more than 10% of the outstanding voting securities of such issuer are held; and (ii) not more than 25% of the total value of the total assets of the Fund are invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer.

Because dividend and capital gain distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to the shareholder, even if the net asset value of shares were reduced below such shareholder's cost. However, for federal income tax purposes, the shareholder's original cost would continue as his or her tax basis.

To the extent a Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the value of the Fund's total assets at the close of any fiscal year consists of stock or securities in foreign corporations, and the Fund distributes at least 90% of its investment company taxable income and net tax exempt interest, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Fund will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit. If a Fund does not make such an election, the net investment income of that particular Fund will be reduced and the shareholders will not be able to deduct their pro rata share of foreign taxes paid by the Fund.

Each Fund may engage in certain options, futures and foreign currency transactions. Such transactions are generally subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of the Fund's portfolio securities. If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold
(put). For cash settlement options and options on futures exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

Entry into a closing purchase transaction will generally result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

If a Fund writes an equity call option* other than a "qualified covered call option," as defined in the Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

For federal income tax purposes, each Fund generally is required to recognize as income for each taxable year its net unrealized capital gains and losses as of the end of the year on futures, futures options, non-equity options positions and certain foreign currency contracts ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," in which an election is properly made, the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund: (1) will generally affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

The Funds may enter into swaps or other notional principal contracts. Payments made or received pursuant to the terms of a notional principal contract are divided into two types-periodic payments and nonperiodic payments. Periodic payments are payments made or received pursuant to a notional principal contract that are payable at intervals of one year or less during the entire term of the contract, that are based on certain types of specified indexes (which include objective financial information), and that are based on either a single notional principal amount or a notional principal amount that varies over the term of the contract in the same proportion as the notional principal amount that measures the other party's payments. A nonperiodic payment is any payment made or received with respect to a notional principal contract that is not a periodic payment or a "termination payment." All taxpayers, regardless of their method of accounting, must generally recognize the ratable daily portion of a periodic and a non periodic payment for the taxable year to which that portion relates.

Each Fund anticipates distributing to shareholders annually, all net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions will be combined with distributions of net capital gains realized on the Fund's other investments, and shareholders will be advised of the nature of these payments.

A Fund is subject to a nondeductible 4% excise tax on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income (net of foreign exchange losses) for the one-year period ending October 31, plus any undistributed net investment income from prior calendar years, minus any overdistribution from prior calendar years. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. The Funds intend to declare or distribute

----------

* An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel/casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index) dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

A shareholder who redeems shares of a Fund will generally recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the basis of such shares. If a shareholder realizes a loss on the redemption of a Fund's shares and reinvests in shares of the Fund within 30 days before or after the redemption, the transactions may be subject to the "wash sale" rules resulting in a postponement of the recognition of such loss for federal income tax purposes.

Investment income derived from foreign securities may be subject to foreign income taxes withheld at the source. Because the amount of the Fund's investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance.

Shareholders who are nonresident aliens are subject to U.S. withholding tax on ordinary income dividends (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by an applicable tax treaty.

Passive Foreign Investment Companies. Each Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, each Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned (or deemed earned) from PFICs, regardless of whether such income and gains are distributed to shareholders.

Each Fund intends to make a mark-to-market election, where applicable, to treat PFICs as sold on the last day of the Fund's tax year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions.

A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or a shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Certain corporate and other shareholders specified in the Code and the regulations thereunder are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability on such shareholder's federal income tax return.

Investors are advised to consult their own tax advisors with respect to the application to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state, local or foreign tax consequences to them of an investment in a Fund's shares.

                             INVESTMENT PERFORMANCE

Each Fund may quote certain total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one.

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years, or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in fund shares. Investment performance figures are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. Of course, past performance (before and after taxes) is not indicative of future results.

Average Annual Total Return (Before Taxes). For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

        Average Annual Total Return is computed as follows: ERV = P(1+T)n

         Where:     P     =   a hypothetical initial payment of $1,000

                    T     =   average annual total return

                    N     =   number of years

                    ERV   =   ending redeemable value of a hypothetical $1,000
                              payment made at the beginning of the period at the end of the period (or fractional portion thereof)

Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis.

Average Annual Total Return (After Taxes on Distribution). A Fund's average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or since inception) that would equate the initial amount invested to the after-tax ending value, according to the following formula:

                                 P(1+T)n = ATV
                                              D

         Where:     T     =   average annual total return (after taxes on
                              distributions)

                    P     =   a hypothetical initial investment of $1,000

                    N     =   number of years

                    ATV   =   ending value of a hypothetical $1,000 investment
                       D      made at the beginning of the 1-, 5-, or 10-year
                              periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption

In calculating average annual total return (after taxes on distributions), assume the following:

(1) All distributions by a Fund - less the taxes due on such distributions - are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

(2) Include all recurring fees that are charged to all shareholder accounts. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

(3) Calculate the taxes due on any distributions by a Fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

(4) Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. Assume that the redemption has no tax consequences.

Average Annual Total Return (After Taxes on Distributions and Redemption). A Fund's average annual total return (after taxes on distributions and redemption) is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or since inception) that would equate the initial amount invested to the after-tax ending value, according to the following formula:

                                 P(1+T)n = ATV
                                              DR

         Where:   T      = average annual total return (after taxes on
                           distributions and redemption)

                  P      = a hypothetical initial investment of $1,000

                  N      = number of years

                  ATV    = ending value of a hypothetical $1,000 investment made
                     DR at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption

In calculating average annual total return (after taxes on distributions and redemption), assume the following:

(1) Assume all distributions by a Fund - less the taxes due on such distributions - are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

(2) Include all recurring fees that are charged to all shareholder accounts. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of a Fund's shares.

(3) Calculate the taxes due on any distributions by a Fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

(4) Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period.

(5) Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

         (a) Calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified above).

         (b) A Fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

         (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. A Fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Performance Information

Based on the foregoing formulas, the average annual total returns (both before and after taxes) for each Fund for the periods ended December 31, 2002 are as follows:


FUND (DATE OF INCEPTION)                    ONE-YEAR       FIVE-YEARS        TEN-YEARS    SINCE INCEPTION
------------------------                    --------       ----------        ---------    ---------------
DRIEHAUS INTERNATIONAL GROWTH FUND*
(October 28, 1996)
   Return Before Taxes                      -24.81%          - 4.70%           7.09%           7.08%
   Return After Taxes on Distributions      -24.81%          - 7.47%            N/A**           N/A**
   Return After Taxes on Distributions
   and Sale of Fund Shares                  -15.24%          - 3.62%            N/A**           N/A**

DRIEHAUS INTERNATIONAL DISCOVERY FUND
(December 31, 1998)
   Return Before Taxes                      -12.90%             N/A             N/A           20.00%
   Return After Taxes on Distributions      -12.90%             N/A             N/A           18.41%
   Return After Taxes on Distributions
   and Sale of Fund Shares                  - 7.92%             N/A             N/A           16.10%

DRIEHAUS EUROPEAN OPPORTUNITY FUND
(December 31, 1998)
   Return Before Taxes                      - 2.30%             N/A             N/A           18.79%
   Return After Taxes on Distributions      - 2.30%             N/A             N/A           18.59%
   Return After Taxes on Distributions
   and Sale of Fund Shares                  - 1.41%             N/A             N/A           15.64%

DRIEHAUS ASIA PACIFIC GROWTH FUND
(December 31, 1997)
   Return Before Taxes                      -15.48%           11.55%            N/A           11.55%
   Return After Taxes on Distributions      -15.48%            8.38%            N/A            8.38%
   Return After Taxes on Distributions
   and Sale of Fund Shares                  - 9.50%            8.82%            N/A            8.82%

DRIEHAUS EMERGING MARKETS GROWTH FUND
(December 31, 1997)
   Return Before Taxes                      - 7.61%            5.52%            N/A            5.52%
   Return After Taxes on Distributions      - 7.61%            5.03%            N/A            5.03%
   Return After Taxes on Distributions
   and Sale of Fund Shares                  - 4.67%            4.30%            N/A            4.30%

----------

* "Since Inception" returns are based on an inception date of July 1, 1990. The Driehaus International Growth Fund performance data includes the performance of the Driehaus International Large Cap Fund, L.P. (the "Partnership"), the Fund's predecessor, for the periods before the Fund's registration statement became effective. The Partnership, which was established on July 1, 1990, was managed following substantially the same objective, policies and philosophies as are currently followed by the Fund, successor to the Partnership's assets on October 28, 1996. The Partnership was not registered under the 1940 Act and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Partnership's performance has been restated to reflect estimated expenses of the Fund.

** After-tax returns are not included for the periods that include the predecessor Partnership. The Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings or profits. If taxes paid on allocable gains or income were taken into account, the 10-year and since-inception after-tax returns may have been substantially lower than the pre-tax returns. The Fund's average annual total return before taxes for the period from October 28, 1996 through December 31, 2002 was -1.22%. The Fund's return after taxes on distributions for such period was -4.21% and its return after taxes on distributions and sale of Fund shares for such period was -1.19%.

In advertising, sales literature, and other publications, the Funds' performance may be quoted in terms of total return and average annual total return, which may be compared with various indices and investments, other performance measures or rankings, other mutual funds, or indices or averages of other mutual funds.

Each Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment.

This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.) Note that the maximum federal income tax rate currently is 38.6%.

                 TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT


                           TAX-DEFERRED INVESTMENT                               TAXABLE INVESTMENT
  INTEREST RATE   ------------------------------------------         ------------------------------------------
COMPOUNDING YEARS     6%               8%              10%               6%              8%               10%
----------------- --------         --------         --------         --------         --------         --------
       1          $  2,072         $  2,097         $  2,121         $  2,072         $  2,097         $  2,121
       5            11,178           11,614           12,072           11,141           11,546           11,965
      10            24,798           26,820           29,098           24,453           26,165           28,006
      15            41,684           47,304           54,099           40,358           44,675           49,514
      20            62,943           75,543           91,947           59,362           68,109           78,351
      25            90,053          115,177          150,484           82,067           97,780          117,014
      30           124,992          171,554          242,340          109,197          135,346          168,852

Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows an investor to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower the average cost per share. Like any investment strategy, dollar cost averaging cannot guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

                               APPENDIX - RATINGS

RATINGS IN GENERAL

A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weights to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

NOTES:

The ratings from AA to BBB may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to noncredit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.


   Driehaus Mutual Funds                               ANNUAL REPORT TO SHAREHOLDERS
                                                                   DECEMBER 31, 2002
   Trustees & Officers
                                                       (DRIEHAUS MUTUAL FUNDS LOGO)
   Richard H. Driehaus
   Chairman of the Board & President
                                                       DRIEHAUS INTERNATIONAL GROWTH FUND
   Francis J. Harmon                                   DRIEHAUS INTERNATIONAL DISCOVERY FUND
   Trustee                                             DRIEHAUS EUROPEAN OPPORTUNITY FUND
                                                       DRIEHAUS ASIA PACIFIC GROWTH FUND
   Robert F. Moyer                                     DRIEHAUS EMERGING MARKETS GROWTH FUND
   Senior Vice President & Trustee
                                                               Distributed by:
   A.R. Umans                                          DRIEHAUS SECURITIES CORPORATION
   Trustee
                                                       This report has been prepared for the
   Daniel Zemanek                                      shareholders of the Funds and is not an offering
   Trustee                                             to sell or buy any Fund securities. Such
                                                       offering is only made by the Funds' prospectus.
   William R. Andersen
   Vice President

   Robert H. Buchen
   Vice President

   Michelle L. Cahoon
   Treasurer

   Lisa M. King
   Secretary

   Kelly C. Dehler
   Assistant Secretary

   Investment Adviser

   Driehaus Capital Management, Inc.
   25 East Erie Street
   Chicago, IL 60611

   Distributor

   Driehaus Securities Corporation
   25 East Erie Street
   Chicago, IL 60611

   Administrator & Transfer Agent

   PFPC Inc.
   103 Bellevue Parkway
   Wilmington, DE 19809

   Custodian

   JPMorgan Chase Bank
   3 Chase MetroTech Center
   Brooklyn, NY 11245

--------------------------------------------------------------------------------
                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    Once again, the global investment environment provided a challenge for the Driehaus Mutual Funds. Despite early expectations of a turnaround in 2002, the U.S. economy made only sluggish progress toward recovery during the year. This continued economic weakness, combined with geopolitical pressures that included the ongoing threat of terrorism and war, took its toll on equity markets in the U.S. as well as in most of the world, as markets globally chalked up a third consecutive year of losses. As we enter 2003, we remain basically constructive on the outlook for both U.S. and international markets. In our opinion, fundamental indicators may be showing some signs of improvement, and the U.S. economic recovery may be more advanced than generally thought. While we expect recovery will continue to be gradual, we also think that any improvement in the U.S. should bode well for global growth prospects.

    In looking back over 2002's performance, we should make note of the fact that our call at the end of 2001 of a promising outlook for emerging markets proved to be correct. For the year, the emerging markets outperformed their developed counterparts, losing only 6%, aided by a fourth-quarter rally that saw this sector rise 10%. As growth investors, we find the higher GDP growth forecasts for emerging markets, compared with those for more developed economies, especially attractive, particularly in countries such as China, South Korea, Taiwan and Thailand and in Eastern Europe. Based on our analysis of fundamental, technical and valuation factors, we believe that these markets are still in the early stages of a long-term turn and could offer great investment opportunities over the next generation. Our enthusiasm for the potential of these markets is supported by the fact that emerging markets have historically outperformed during periods of global economic recovery.

    The outlook for the developed markets is more difficult to call, but every market in this sector has been severely damaged over the past three years, and we believe they may be at or close to a bottom. Although most international indexes made new lows in October 2002 in tandem with those in the U.S., these lows were on lower volume and less breadth. Stocks do not appear to be reacting as negatively to bad news, and we think a base may have been put into place that can serve as a starting point for improvement in selected stocks and industries. Overall, in line with what we are seeing in the U.S., we think the mature global economies could be in the early stages of recovery.

    All of this leads us to alert investors to the fact that we believe now is an excellent time to come into -- or come back to -- the market. This is especially true since stocks globally appear to be undervalued, and investing at this point could potentially lead to greater gains. While we perhaps may not see as many classic rapid growth stories as we did during the 1990s, there is no shortage of good ideas, including recovery growth names, especially in telecommunications, healthcare, electronics, and oil and basic materials, as well as the strong growth potential offered by emerging markets.

    One other item we should mention is that, during the past year, we made the decision that we would no longer directly market our five international mutual funds ourselves. We believe that our core strength at Driehaus lies in portfolio management, rather than retail fund distribution. In our opinion, the mutual fund investment platforms created by the brokerage community provide a more effective distribution system for firms that are able to produce superior investment returns.

    We'd also like to take this opportunity to thank all of you for your continued support as shareholders. As always, we encourage you to maintain a long-term perspective on investing, as we firmly believe that time, not timing, leads to superior returns.

Sincerely,

/s/ Richard H. Driehaus
Richard H. Driehaus
President
Driehaus Mutual Funds

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Driehaus International Growth Fund
           Portfolio Managers' Letter.......................    1
           Schedule of Investments..........................    4

Driehaus International Discovery Fund
           Portfolio Managers' Letter.......................   11
           Schedule of Investments..........................   14

Driehaus European Opportunity Fund
           Portfolio Manager's Letter.......................   22
           Schedule of Investments..........................   25

Driehaus Asia Pacific Growth Fund
           Portfolio Manager's Letter.......................   32
           Schedule of Investments..........................   35

Driehaus Emerging Markets Growth Fund
           Portfolio Manager's Letter.......................   42
           Schedule of Investments..........................   45

Each Fund section includes:
           Schedule of Investments by Industry
           Statement of Assets and Liabilities
           Statement of Operations
           Statement of Changes in Net Assets
           Financial Highlights

Notes to Financial Statements...............................   52

Report of Independent Auditors..............................   60

Interested and Independent Trustees of the Trust............   61

Officers of the Trust.......................................   63

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                                               DECEMBER 31, 2002

    Investment Philosophy:

    The Adviser seeks to achieve superior investment returns primarily by investing in companies outside the U.S. that are currently demonstrating rapid growth in their sales and earnings and which, in our judgement, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to insure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the Funds' share prices are expected to be more volatile than that of U.S.-only funds. In addition, the Funds' returns will fluctuate with changes in stock market conditions, currency values, interest rates, foreign government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.




    DRIEHAUS INTERNATIONAL GROWTH FUND
    DRIEHAUS INTERNATIONAL DISCOVERY FUND
    DRIEHAUS EUROPEAN OPPORTUNITY FUND
    DRIEHAUS ASIA PACIFIC GROWTH FUND
    DRIEHAUS EMERGING MARKETS GROWTH FUND

                                                                       EXHIBIT D
--------------------------------------------------------------------------------
        DRIEHAUS INTERNATIONAL GROWTH FUND -- PORTFOLIO MANAGERS' LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    For the year ended December 31, 2002, the Driehaus International Growth Fund returned -24.81%. This compares with a return of -16.02% for the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE(R)) Growth Index, and -14.67% for the MSCI All Country (AC) World Free Ex-U.S. Index for the same period.

    For the five year period ended December 31, 2002, the Driehaus International Growth Fund returned -4.70%. This compares with a return of -5.43% for the MSCI EAFE(R) Growth Index and -2.66% for the MSCI AC World Free Ex-U.S. Index for the same period.

    For the ten year period ended December 31, 2002, the Driehaus International Growth Fund returned 7.09%. This compares with a return of 1.53% for the MSCI EAFE(R) Growth Index and 4.17% for the MSCI AC World Free Ex-U.S. Index for the same period.(1)

    Since the fund's inception on July 1, 1990, through December 31, 2002, the Driehaus International Growth Fund posted an annualized return of 7.08%, compared with 0.12% for the MSCI EAFE(R) Growth Index and 2.35% for the MSCI AC World Free Ex-U.S. Index over the same time.(1)

    As 2002 began, early indications of a potential economic turnaround sent global markets higher. However, the turnaround did not materialize, and it soon became clear that the economic slowdown was going to last even longer than expected. This, in combination with increased geopolitical pressures and continued fallout from the technology sector collapse, set the stage for the third straight year of losses in the global equity markets.

    Throughout 2002, our strategy was fairly consistent. The fund continued to underweight Western Europe and Japan and overweight emerging markets, with our exposure to this sector hovering around 30% all year, the maximum allowable under fund guidelines. Our view at the beginning of 2002 -- and our view now -- is that we expect to see faster economic growth in these smaller markets. If anything, growth in the more mature markets was even slower than we anticipated in 2002.

    Our confidence in the potential of emerging markets was rewarded, as this sector was the best performer globally in 2002. However, other factors combined to restrain the fund's performance for the year. With low interest rates and a gloomy perception of economic recovery in the U.S., the dollar began to decline rapidly and continued its fall throughout the year, ending 2002 down 18% against the euro, 11% against the pound, and 10% against the yen. Since the fund was underweight in both euros and yen, this hurt performance. According to our calculations, more than 65% of the difference in performance between the Driehaus International Growth Fund and its MSCI EAFE(R) Growth benchmark in 2002 was the result of currency movements.

    Additionally, at the beginning of the year, we were among those anticipating a more substantial economic recovery in 2002. Since the markets usually rebound before such a recovery, we had positioned the fund more aggressively in order to capitalize on the early rally. However, the recovery remained sluggish and the markets became extremely volatile, culminating in the climactic sell-off of late September and early October. In this environment, the growth approach to investing generally continued to struggle.

    For 2002, the International Monetary Fund reported global economic growth of 2.8%, with the growth of the world's 30 largest economies estimated at just 1.5%. So, while we saw some recovery from 2001's recession, that recovery was tepid -- and much weaker than normally seen at this point in the cycle. This was primarily due to the global economy's continued efforts to work off the excesses that resulted from the previous expansion, particularly the technology bubble.

    In addition, as earnings globally continued to be poor in the first half of 2002, a clear disconnect between growth and earnings was evident, and international companies with strong earnings growth were not rewarded during most of the year. Over the 20 years from 1980 to 1999, companies with the best earnings revisions have historically outperformed companies with the worst revisions. While this trend reversed itself during the bear market, there are some indications that it has been re-established, which would clearly be positive for growth investors.

    As we enter 2003, our general outlook is that, despite the third consecutive down year in the global markets, the rate of decline appears to have slowed, and many companies continue to grow. So it is reasonable to expect that the situation will begin to improve at some point, although it is difficult to forecast exactly when this will occur. We continue to believe that emerging markets -- with their restructuring efforts, low valuations, and good earnings growth -- hold the most promise. As far as specific countries, we think that China and Russia will continue to perform well, with China providing the greatest positive surprises, and that the economies of Eastern Europe will continue to integrate with those of the western part of the continent. We believe Western Europe will recover, although we expect that recovery to lag the one in the U.S., and Japan will continue to be disappointing. We plan to weight our portfolio accordingly.

    While our outlook may sound less than glowing, it may not be a bad thing for the markets. Historically, a slow growth environment has often provided an excellent setting for growth investments, as investors focus on select companies that have supplied strong earnings growth despite the overall economic backdrop.

Sincerely,


                                                    /s/ Svein Backer
/s/ William R. Andersen                             Svein Backer
William R. Andersen, CFA                            Assistant Portfolio Manager
Portfolio Manager                                   January 30, 2003
January 30, 2003

---------------

(1) The Driehaus International Growth Fund performance data includes the performance of the Driehaus International Large Cap Fund, L.P. (the "Partnership"), the fund's predecessor, for the periods before the fund's registration statement became effective. The Partnership, which was established on July 1, 1990, was managed following substantially the same objectives, policies, and philosophies as are currently followed by the Driehaus International Growth Fund, successor to the Partnership's assets on October 28, 1996. The Partnership was not registered under the Investment Company Act of 1940 ("1940 Act") and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Partnership's performance has been restated to reflect estimated expenses of the fund. The returns for certain periods reflect fee waivers and/or reimbursements without which performance would have been lower.

DRIEHAUS INTERNATIONAL GROWTH FUND

    The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

    The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $100,000 investment in the Fund since July 1, 1990 (the date of the Partnership's inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

----------------------------------------------------------------------------------------------------------------------
                                                                                                 Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02           1 Year    3 Years   5 Years   10 Years   (7/1/90 - 12/31/02)
----------------------------------------------------------------------------------------------------------------------
 Driehaus International Growth Fund (DRIGX)(1)        -24.81%   -29.99%   -4.70%     7.09%            7.08%
 MSCI EAFE(R) Index(2)                                -15.94%   -17.24%   -2.89%     4.00%            1.93%
 MSCI EAFE(R) Growth Index(3)                         -16.02%   -21.81%   -5.43%     1.53%            0.12%
 MSCI AC World Free Ex-US Index(4)                    -14.67%   -16.45%   -2.66%     4.17%            2.35%
 Lipper International Fund Index(5)                   -13.83%   -15.99%   -1.64%     5.56%            3.77%
----------------------------------------------------------------------------------------------------------------------

                                                                                              MSCI AC WORLD          LIPPER
                                                      MSCI EAFE(R)        MSCI EAFE(R)         FREE EX-US         INTERNATIONAL
                                     DRIGX1              INDEX2           GROWTH INDEX3          INDEX4            FUND INDEX5
                                     ------           ------------        -------------       -------------       -------------
Jul 1990                            100000.00          100000.00           100000.00           100000.00            100000.00
                                     86601.00           78801.40            77572.20            79669.40             81729.00
Dec 1990                             89755.00           87098.90            87848.50            87612.50             85405.00
                                    102746.00           93572.90            94377.20            94548.20             91999.00
                                    105643.00           88467.00            89277.40            90190.80             89596.00
                                    105259.00           96051.30            96003.80            97628.20             95356.00
Dec 1991                            109228.00           97660.60           100221.00            99837.80             96654.00
                                    117111.00           86071.10            86777.90            89652.70             94687.00
                                    126030.00           87890.80            87145.60            90804.10             98947.00
                                    118282.00           89215.50            90569.80            91691.30             93676.00
Dec 1992                            118606.00           85772.90            87180.00            88885.80             92514.00
                                    135240.00           96054.30            95163.30            99137.40            100444.00
                                    142834.00          105716.00           104920.00           108976.00            105962.00
                                    163373.00          112727.00           110731.00           116202.00            116121.00
Dec 1993                            206030.00          113701.00           109095.00           119911.00            128763.00
                                    175484.00          117676.00           110682.00           122892.00            127382.00
                                    170382.00          123688.00           114988.00           128005.00            128499.00
                                    190949.00          123808.00           114664.00           131135.00            133501.00
Dec 1994                            177981.00          122545.00           114029.00           127865.00            127815.00
                                    169343.00          124827.00           116509.00           128256.00            124638.00
                                    186111.00          125734.00           117772.00           130835.00            130987.00
                                    207588.00          130976.00           122755.00           135748.00            138125.00
Dec 1995                            210166.00          136279.00           127003.00           140571.00            140625.00
                                    239371.00          140217.00           130589.00           145160.00            146824.00
                                    268940.00          142436.00           131418.00           148065.00            152817.00
                                    253440.00          142257.00           130774.00           147558.00            152934.00
Dec 1996                            261596.00          144520.00           131401.00           149959.00            160915.00
                                    270985.00          142257.00           128627.00           149590.00            164901.00
                                    307522.00          160718.00           145550.00           169006.00            183358.00
                                    320208.00          159586.00           146627.00           167453.00            186871.00
Dec 1997                            299239.00          147090.00           134168.00           153023.00            172578.00
                                    368797.00          168726.00           151558.00           173925.00            198181.00
                                    404569.00          170518.00           154099.00           171347.00            199864.00
                                    327062.00          146280.00           134280.00           145444.00            168330.00
Dec 1998                            344570.00          176503.00           163961.00           175147.00            194429.00
                                    353222.00          178958.00           161622.00           179300.00            196920.00
                                    388723.00          183506.00           162229.00           187669.00            207850.00
                                    411993.00          191559.00           168916.00           194041.00            214858.00
Dec 1999                            685472.00          224096.00           212260.00           229276.00            267989.00
                                    709479.00          223860.00           215393.00           231073.00            269644.00
                                    614752.00          214992.00           195432.00           221647.00            256973.00
                                    547599.00          197649.00           172876.00           203574.00            238115.00
Dec 2000                            455658.00          192346.00           160226.00           194690.00            228545.00
                                    360904.00          165980.00           133609.00           169103.00            198732.00
                                    345111.00          164246.00           130359.00           168881.00            199902.00
                                    278226.00          141251.00           109908.00           143940.00            170012.00
Dec 2001                            312889.00          151102.00           120844.00           156734.00            184368.00
                                    306845.00          151870.00           120265.00           159310.00            188896.00
                                    286389.00          148651.00           118026.00           155093.00            185325.00
                                    235248.00          119317.00            95523.00           125153.00            148975.00
Dec 2002                            235248.00          127016.00           101480.00           133743.00            158874.00

---------------

(1) The Driehaus International Growth Fund (the "Fund" or "DRIGX") performance data shown above includes the performance of the Driehaus International Large Cap Fund, L.P. (the "Partnership"), the Fund's predecessor, for the periods before the Fund's registration statement became effective. The Partnership was established on July 1, 1990 and the Fund succeeded to the Partnership's assets on October 28, 1996. The Partnership was not registered under the Investment Company Act of 1940 and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Partnership's performance has been restated to reflect the expenses of the Fund. The returns for certain periods reflect fee waivers and/or reimbursements without which performance would have been lower.

(2) The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE(R) Index) is a widely recognized benchmark of non-U.S. stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 21 European and Pacific Basin countries. Data is in U.S. dollars. Source: Strategic Financial Solutions, L.L.C.

(3) The Morgan Stanley Capital International Europe, Australia, and Far East Growth Index (MSCI EAFE(R) Growth Index) is an unmanaged index composed of a sample of companies with higher price-to-book ratios, representative of the market structure of 21 European and Pacific Basin countries. The MSCI EAFE(R) Growth Index has been added as a comparison of the Fund's growth-oriented investment style. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

(4) The Morgan Stanley Capital International All Country World Free Ex-US Index (MSCI AC World Free Ex-US Index) is a recognized benchmark of non-US stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 48 countries. The MSCI AC World Free Ex-US Index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. The MSCI AC World Free Ex-US Index has been added as a wider cross section of the marketplace in which the Fund invests than the MSCI EAFE(R) Index. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

(5) The Lipper International Fund Index is an equally weighted managed index of the largest qualifying international funds that invest in securities with primary trading markets outside of the United States. Data is in U.S. dollars. Source: Lipper Analytical Services.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
----------------------------------------------------------
EQUITY SECURITIES -- 96.3%
----------------------------------------------------------
EUROPE -- 51.2%

  UNITED KINGDOM -- 16.1%
    Amvescap PLC.................   113,559   $    727,626
    British Sky Broadcasting
      Group PLC**................   465,004      4,783,668
    Burberry Group PLC**.........    74,398        268,894
    EasyJet PLC**................   250,866      1,106,613
    Gallaher Group PLC...........   336,688      3,344,385
    ICAP PLC.....................    18,285        293,343
    MMO2 PLC**...................   311,310        221,774
    Royal Bank of Scotland Group
      PLC........................    29,927        716,918
    Vodafone Group PLC........... 1,256,640      2,291,145
    Vodafone Group PLC -- ADR....    29,946        542,622
    William Hill PLC.............   490,207      1,791,467
    Willis Group Holdings,
      Ltd. -- ADR**..............    39,494      1,132,293
                                              ------------
                                                17,220,748
                                              ------------
  IRELAND -- 10.3%
    Allied Irish Banks PLC.......    76,530      1,050,413
    Anglo Irish Bank Corp. PLC...   202,812      1,442,926
    Bank of Ireland..............    61,041        627,083
    Irish Life & Permanent PLC...    70,629        763,380
    Ryanair Holdings PLC**.......   597,476      4,231,994
    Ryanair Holdings PLC --
      ADR**......................    73,122      2,863,458
                                              ------------
                                                10,979,254
                                              ------------
  SWITZERLAND -- 4.2%
    Adecco SA....................    12,369        484,852
    Givaudan SA..................     9,021      4,045,028
                                              ------------
                                                 4,529,880
                                              ------------
  RUSSIA -- 3.8%
    AO VimpelCom -- ADR**........    37,600      1,203,576
    Mobile Telesystems -- ADR....    54,600      2,027,844
    Sibirtelecom**............... 2,985,403         79,113
    Wimm-Bill-Dann Foods
      OJSC -- ADR**..............    41,715        748,784
                                              ------------
                                                 4,059,317
                                              ------------
  HUNGARY -- 2.3%
    OTP Bank Rt..................   142,199      1,397,890
    OTP Bank Rt. -- GDR..........    55,888      1,092,610
                                              ------------
                                                 2,490,500
                                              ------------
  CZECH REPUBLIC -- 2.1%
    Komercni Banka AS............    32,495      2,244,899
                                              ------------
  FINLAND -- 2.0%
    Nokia Oyj....................   136,200      2,165,262
                                              ------------
  AUSTRIA -- 2.0%
    Erste Bank der
      Oesterreichischen
      Sparkassen AG..............    32,110      2,161,512
                                              ------------

                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
----------------------------------------------------------
  SPAIN -- 1.9%
    Amadeus Global Travel
      Distribution SA -- A.......   239,648   $    988,296
    Industria de Diseno Textil
      SA.........................    45,684      1,079,097
                                              ------------
                                                 2,067,393
                                              ------------
  ITALY -- 1.8%
    Bulgari SpA..................   256,914      1,218,560
    Lottomattica SpA**...........    41,285        698,358
                                              ------------
                                                 1,916,918
                                              ------------
  FRANCE -- 1.6%
    Sanofi - Synthelabo SA.......    23,052      1,409,046
    Vivendi Universal SA.........    17,308        279,516
                                              ------------
                                                 1,688,562
                                              ------------
  NETHERLANDS -- 1.5%
    Euronext NV..................    73,240      1,591,656
                                              ------------
  GERMANY -- 1.1%
    Deutsche Boerse AG...........    22,597        904,857
    SAP AG.......................     3,175        251,609
                                              ------------
                                                 1,156,466
                                              ------------
  SWEDEN -- 0.5%
    Telefonaktiebolaget LM
      Ericsson -- ADR**..........    83,300        561,442
                                              ------------
    Total Europe.................               54,833,809
                                              ------------
FAR EAST -- 21.0%

  SOUTH KOREA -- 6.2%
    CJ Shopping Corp. ...........    11,298        402,939
    Daum Communications
      Corp.**....................     9,099        241,658
    Hyundai Motor Co., Ltd. .....     9,400        219,932
    Intelligent Digital
      Integrated Security Co.,
      Ltd. ......................    47,148        640,009
    LG Electronics, Inc.**.......     6,910        240,616
    Pantech Co., Ltd.**..........    65,500        789,722
    POSCO........................     8,170        812,833
    Samsung Electronics Co.,
      Ltd. ......................    12,710      3,364,900
                                              ------------
                                                 6,712,609
                                              ------------
  JAPAN -- 3.4%
    JSR Corp. ...................    59,000        592,635
    Konami Corp. ................    19,800        457,167
    Nichii Gakkan Co. ...........         5            259
    Seiyu, Ltd.**................   431,510      1,261,767
    Toyoda Gosei Co., Ltd. ......    13,900        261,203
    Yahoo Japan Corp.**..........        87      1,085,025
                                              ------------
                                                 3,658,056
                                              ------------
  CHINA -- 2.6%
    China Oilfield Services,
      Ltd.**.....................   638,000        155,443
    Huaneng Power International,
      Inc. -- H.................. 3,300,000      2,644,783
                                              ------------
                                                 2,800,226
                                              ------------

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
----------------------------------------------------------
  AUSTRALIA -- 2.3%
    Coca-Cola Amatil, Ltd. ......   202,760   $    601,699
    James Hardie Industries NV...   478,719      1,841,144
                                              ------------
                                                 2,442,843
                                              ------------
  HONG KONG -- 2.1%
    CNOOC, Ltd. .................   736,000        957,944
    Cosco Pacific, Ltd. .........   634,000        520,314
    Hong Kong Exchanges &
      Clearing, Ltd. ............   590,000        741,437
                                              ------------
                                                 2,219,695
                                              ------------
  INDONESIA -- 1.6%
    PT Bank Central Asia Tbk..... 1,050,500        293,436
    PT Telekomunikasi Indonesia
      Tbk........................ 3,329,400      1,432,200
                                              ------------
                                                 1,725,636
                                              ------------
  MALAYSIA -- 1.5%
    Maxis Communications
      Berhad**................... 1,130,788      1,606,918
                                              ------------
  SINGAPORE -- 1.3%
    Flextronics International,
      Ltd. -- ADR**..............   167,100      1,368,549
                                              ------------
    Total Far East...............               22,534,532
                                              ------------
NORTH AMERICA -- 15.0%
  BERMUDA -- 6.1%
    Accenture,
      Ltd. -- ADR - A**..........    65,700      1,181,943
    Frontline, Ltd. .............    29,200        255,003
    Marvell Technology Group,
      Ltd. -- ADR**..............    82,800      1,561,608
    RenaissanceRe Holdings,
      Ltd. -- ADR................    89,021      3,525,232
                                              ------------
                                                 6,523,786
                                              ------------
  CANADA -- 4.9%
    Celestica, Inc. -- ADR**.....    75,490      1,064,409
    Cognos, Inc.**...............    69,603      1,630,171
    Cott Corp. -- ADR**..........    97,558      1,738,484
    Methanex Corp. ..............    93,175        784,430
                                              ------------
                                                 5,217,494
                                              ------------
  MEXICO -- 3.0%
    America Movil SA de CV --
      ADR -- L...................    18,900        271,404
    Wal-Mart de Mexico SA de
      CV -- V.................... 1,304,806      2,967,735
                                              ------------
                                                 3,239,139
                                              ------------
  CAYMAN ISLANDS -- 1.0%
    Garmin, Ltd. -- ADR**........    35,748      1,047,416
                                              ------------
    Total North America..........               16,027,835
                                              ------------

                                   Number        Market
                                     of          Value
                                   Shares       (Note A)
----------------------------------------------------------
MIDDLE EAST -- 8.1%

  ISRAEL -- 8.1%
    Taro Pharmaceutical
      Industries,
      Ltd. -- ADR**..............    99,764   $  3,751,126
    Teva Pharmaceutical
      Industries, Ltd. -- ADR....   127,174      4,910,189
                                              ------------
                                                 8,661,315
                                              ------------
    Total Middle East............                8,661,315
                                              ------------
AFRICA -- 0.5%
  SOUTH AFRICA -- 0.5%
    Harmony Gold Mining Co.,
      Ltd. -- ADR................    32,600        548,006
                                              ------------
    Total Africa.................                  548,006
                                              ------------
SOUTH AMERICA -- 0.5%
  BRAZIL -- 0.5%
    Tele Norte Leste
      Participacoes SA -- ADR....    70,700        519,645
                                              ------------
    Total South America..........                  519,645
                                              ------------
    Total Equity Securities (Cost
      $99,437,520)...............              103,125,142
                                              ------------
----------------------------------------------------------
RIGHTS -- 0.0%
----------------------------------------------------------

FAR EAST -- 0.0%

  THAILAND -- 0.0%
    TelecomAsia Corp. Public Co.,
      Ltd.
      (Foreign) -- Rights**......   307,294              0
                                              ------------
    Total Rights (Cost $0).......                        0
                                              ------------
----------------------------------------------------------
  TOTAL INVESTMENTS
    (COST $99,437,520)...........     96.3%   $103,125,142
  Other Assets in Excess of
    Liabilities..................      3.7%      3,972,062
                                  ---------   ------------
Net Assets.......................    100.0%   $107,097,204
==========================================================
  The federal income tax basis and unrealized appreciation
  (depreciation) for all investments is as follows:

Basis......................................   $101,618,082
                                              ============
Gross Appreciation.........................   $  8,137,524
Gross Depreciation.........................     (6,630,464)
                                              ------------
  Net Appreciation.........................   $  1,507,060
                                              ============

** Non-income producing security.

ADR -- American Depository Receipt
GDR -- Global Depository Receipt

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                      SCHEDULE OF INVESTMENTS BY INDUSTRY
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                          PERCENT OF
INDUSTRY                                  NET ASSETS
--------                                  ----------
Airlines ...............................      6.6%
Automobiles ............................      0.5%
Banking ................................     11.0%
Beverages ..............................      1.6%
Beverages & Tobacco ....................      0.6%
Broadcast & Publishing Services ........      5.5%
Building Materials .....................      1.7%
Business & Publishing Services .........      0.7%
Chemicals ..............................      5.1%
Clothing ...............................      0.3%
Communications .........................      1.1%
Computer Manufacturers .................      0.2%
Consumer Services/Multi-Industry .......      0.5%
Data Processing ........................      1.5%
Drugs ..................................      8.1%
Electronic Components ..................      1.3%
Electronic Instruments .................      3.1%
Electronic Systems/Devices .............      1.0%
Energy Sources .........................      1.0%
Finance/Multi-Industry .................      1.5%
Financial Services .....................      2.5%
Food & Household .......................      0.7%

                                          PERCENT OF
INDUSTRY                                  NET ASSETS
--------                                  ----------
Health Care ............................      1.3%
Home Products ..........................      0.2%
Industrial Services ....................      1.1%
Leisure & Tourism ......................      1.7%
Merchandising ..........................      1.2%
Metals -- Steel ........................      0.8%
Office/Communications Equipment ........      3.2%
Precious Metals ........................      0.5%
Reinsurance ............................      3.3%
Retailing -- Goods .....................      4.9%
Semiconductors/Components ..............      2.7%
Software & EDP Services ................      0.4%
Technology/Multi-Industry ..............      1.2%
Telecommunications .....................      9.2%
Telephone Utilities ....................      0.5%
Tobacco ................................      3.1%
Transportation -- Air ..................      1.0%
Transportation/Multi-Industry ..........      0.9%
Transportation -- Shipping .............      0.2%
Utilities ..............................      2.8%
Other Assets in Excess of
  Liabilities ..........................      3.7%
                                            ------
TOTAL ..................................    100.0%
                                            ======

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

ASSETS:
    Investments, at market value (Cost $99,437,520) ........    $  103,125,142
    Cash ...................................................         3,110,669
    Receivables:
         Dividends .........................................           191,334
         Interest ..........................................               211
         Investment securities sold ........................         1,248,593
         Fund shares sold ..................................                28
         Foreign withholding tax refund ....................           912,921
    Prepaid expenses .......................................            14,082
                                                                --------------
------------------------------------------------------------------------------
             TOTAL ASSETS ..................................       108,602,980
                                                                --------------
------------------------------------------------------------------------------
LIABILITIES:
    Payables:
         Investment securities purchased ...................           827,174
         Fund shares redeemed ..............................           440,668
         Due to affiliates .................................           139,914
         Net unrealized depreciation on unsettled foreign
          currency forward contracts from transaction
          hedges ...........................................            13,504
    Accrued expenses .......................................            84,516
                                                                --------------
------------------------------------------------------------------------------
             TOTAL LIABILITIES .............................         1,505,776
                                                                --------------
------------------------------------------------------------------------------
NET ASSETS .................................................    $  107,097,204
                                                                ==============
SHARES OUTSTANDING .........................................        21,146,484
                                                                ==============
NET ASSET VALUE PER SHARE ..................................    $         5.06
                                                                ==============
==============================================================================
NET ASSETS CONSISTED OF THE FOLLOWING AT DECEMBER 31, 2002:
    Paid-in capital ........................................    $  261,997,069
    Undistributed net investment loss ......................           (35,823)
    Undistributed net realized loss ........................      (158,478,150)
    Unrealized net foreign exchange loss ...................           (73,514)
    Unrealized net appreciation on investments .............         3,687,622
                                                                --------------
             NET ASSETS ....................................    $  107,097,204
                                                                ==============
==============================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

INVESTMENT LOSS:
    Income:
         Dividends (Net of non-reclaimable foreign taxes of
          $186,365) ........................................    $   2,077,042
         Interest ..........................................           21,482
                                                                -------------
-----------------------------------------------------------------------------
           Total income ....................................        2,098,524
                                                                -------------
-----------------------------------------------------------------------------
    Expenses:
         Investment advisory fee ...........................        2,143,758
         Administration fee ................................          178,645
         Professional fees .................................          115,800
         Federal and state registration fees ...............           20,000
         Custodian fee .....................................          231,585
         Transfer agent fees ...............................           46,693
         Trustees' fees ....................................           15,696
         Miscellaneous .....................................           79,371
                                                                -------------
         Total expenses ....................................        2,831,548
                                                                -------------
-----------------------------------------------------------------------------
         Fees paid indirectly ..............................         (476,500)
                                                                -------------
           Net expenses ....................................        2,355,048
                                                                -------------
-----------------------------------------------------------------------------
             Net investment loss ...........................         (256,524)
                                                                -------------
-----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss from security transactions ...........      (22,834,577)
    Net realized foreign exchange loss .....................         (958,703)
    Net change in unrealized foreign exchange loss .........           76,108
    Net change in unrealized appreciation of investments ...      (16,094,042)
                                                                -------------
-----------------------------------------------------------------------------
             Net realized and unrealized loss on
              investments ..................................      (39,811,214)
                                                                -------------
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......    $ (40,067,738)
                                                                =============
=============================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the year         For the year
                                                                      ended                ended
                                                                December 31, 2002    December 31, 2001
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
    Operations:
         Net investment loss ...............................      $   (256,524)        $    (736,686)
         Net realized and unrealized loss on investments ...       (39,811,214)          (88,312,641)
                                                                  ------------         -------------
------------------------------------------------------------------------------------------------------
             Net decrease in net assets resulting from
               operations ..................................       (40,067,738)          (89,049,327)
                                                                  ------------         -------------
------------------------------------------------------------------------------------------------------
    Distributions to shareholders:
         Net investment income .............................                --                    --
         Capital gains .....................................                --              (162,901)
                                                                  ------------         -------------
             Total distributions to shareholders ...........                --              (162,901)
                                                                  ------------         -------------
------------------------------------------------------------------------------------------------------
    Capital share transactions:
         Proceeds from shares sold .........................        34,965,793            69,278,923
         Reinvestment of distributions .....................                --               154,871
         Cost of shares redeemed ...........................       (58,028,278)          (94,052,767)
                                                                  ------------         -------------
             Net decrease in net assets derived from capital
               share transactions ..........................       (23,062,485)          (24,618,973)
                                                                  ------------         -------------
             Total decrease in net assets ..................       (63,130,223)         (113,831,201)
                                                                  ------------         -------------
------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------
    Beginning of period ....................................      $170,227,427         $ 284,058,628
                                                                  ------------         -------------
    End of period ..........................................      $107,097,204         $ 170,227,427
                                                                  ============         =============
======================================================================================================
    Capital share transactions are as follows:
         Shares issued .....................................         5,786,868             8,923,699
         Shares reinvested .................................                --                22,842
         Shares redeemed ...................................        (9,928,609)          (12,615,262)
                                                                  ------------         -------------
             Net decrease from capital share transactions...        (4,141,741)           (3,668,721)
                                                                  ============         =============
======================================================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                  For the four
                                                                                                  month period
                                    For the year   For the year   For the year   For the year     September 1,       For the year
                                       ended          ended          ended          ended             1998              ended
                                    December 31,   December 31,   December 31,   December 31,        through          August 31,
                                        2002           2001           2000           1999       December 31, 1998        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period..........................    $   6.73       $   9.81       $  21.13       $  11.55         $  12.39           $  11.90
                                      --------       --------       --------       --------         --------           --------
  INCOME (LOSS) FROM INVESTMENT
    OPERATIONS:
  Net investment loss.............       (0.01)         (0.03)         (0.13)         (0.13)           (0.04)             (0.07)
  Net realized and unrealized gain
    (loss) on investments.........       (1.66)         (3.04)         (6.88)         11.31            (0.25)              1.77
                                      --------       --------       --------       --------         --------           --------
        Total income (loss) from
          investment operations...       (1.67)         (3.07)         (7.01)         11.18            (0.29)              1.70
                                      --------       --------       --------       --------         --------           --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
    income........................          --             --             --             --               --                 --
  Distributions from capital
    gains.........................  --........          (0.01)         (4.31)         (1.60)           (0.55)             (1.21)
                                      --------       --------       --------       --------         --------           --------
        Total distributions.......          --          (0.01)         (4.31)         (1.60)           (0.55)             (1.21)
                                      --------       --------       --------       --------         --------           --------
Net asset value, end of period....    $   5.06       $   6.73       $   9.81       $  21.13         $  11.55           $  12.39
                                      ========       ========       ========       ========         ========           ========
        Total Return..............      (24.81)%       (31.33)%       (33.53)%        98.94 %          (2.04)%**          16.50 %
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
    000's)........................    $107,097       $170,227       $284,059       $466,571         $223,831           $229,088
  Ratio of expenses before fees
    paid indirectly to average net
    assets........................        1.98 %         1.88 %         1.78 %         1.82 %           2.00 %*            1.88 %
  Ratio of net expenses to average
    net assets....................        1.65 %#        1.87 %#        1.78 %         1.82 %           2.00 %*            1.88 %
  Ratio of net investment loss to
    average net assets............       (0.18)%#       (0.35)%#       (0.92)%        (1.03)%          (1.46)%*           (0.54)%
  Portfolio turnover..............      361.18 %       535.69 %       404.21 %       273.64 %         116.28 %**         219.78 %
  Annualized portfolio turnover...      361.18 %       535.69 %       404.21 %       273.64 %         347.89 %           219.78 %

--------------------------------------------------------------------------------

 * Annualized

** Not Annualized

 # Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

      Notes to Financial Statements are an integral part of this Schedule.

                                                                       EXHIBIT B
--------------------------------------------------------------------------------
      DRIEHAUS INTERNATIONAL DISCOVERY FUND -- PORTFOLIO MANAGERS' LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    For the year ended December 31, 2002, the Driehaus International Discovery Fund returned -12.90%. This compares with a return of -16.02% for the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE(R)) Growth Index and -14.67% for the MSCI All Country (AC) World Free Ex-U.S. Index for the same period.

    Since the fund's inception on December 31, 1998, through December 31, 2002, the Driehaus International Discovery Fund posted an annualized return of 20.00%, compared with -11.30% for the MSCI EAFE(R) Growth Index and -6.52% for the MSCI AC World Free Ex-U.S. Index over the same time.(1)

    The equity markets of every region of the world retreated in 2002, marking the third consecutive year of losses. Emerging markets, which managed to stem their damages at -6%, had the best performance globally, while Europe on the whole turned in one of the worst performances, losing more than 18%. Among the individual countries, most stock markets posted double-digit declines, leaving few places for investors to hide, particularly during a brutal October.

    Much of this dismal performance picture can be traced to sluggish global economies that -- despite their lower valuations, declining interest rates, and appreciating currencies -- took their cue from the U.S., which remained mired in slow-recovery mode. Country-specific events -- from Japan's continued banking problems to Venezuela's political unrest -- combined with global tension surrounding Iraq and North Korea to create a volatile geopolitical environment that was less conducive to growth and profit.

    Overall in 2002, the fund was overweight in the emerging markets and Asia/Far East sectors and underweight in Europe relative to the MSCI EAFE(R) Growth Index, which accounts for much of our outperformance versus this index. In terms of individual countries, our top five weightings at year end were the UK, Canada, China/Hong Kong, South Korea, and Taiwan, which totaled 42% of the fund. Our overweighting of South Korea -- plus our holdings in such top performers as South Africa, Indonesia, Austria, and Thailand throughout the year -- helped to tip the balance in our favor.

    Given our cautious assessment of the U.S. economy in 2002, we focused on companies more geared to domestic demand, primarily in Asian and emerging markets, rather than multinational companies. We believe that, in general, consumers in the world outside the U.S. are underleveraged. As incomes rise and credit becomes more affordable, consumer spending in these countries should increase, followed by company and market growth. This concept was tested, and proven, in South Korea over the past few years and appears to be proving itself again in China and Russia.

    As one way to play this theme in Asia (outside Japan), we invested in companies that focused on domestically produced goods and services as well as the financial services companies that can help consumers increase their spending power for these items through loans and credit cards. Easier access to credit also benefited sectors such as property stocks in Thailand.

    We applied this same thinking to Russia as well as the emerging markets of Eastern Europe, where eight countries were approved for entry into the European Union, including markets where the fund is invested, such as Estonia and the Czech Republic. As these countries work to implement EU economic and legal standards, we expect to see growing convergence between these markets and those of Western Europe, which should continue to benefit the banking industry and consumer-oriented companies in this region. Our investments in these areas, combined with our Asian holdings, made finance and consumer services our second and third largest sector weightings at year end, accounting for 15% and 13% of the portfolio, respectively.

    At mid-year, we had invested approximately 13% of the portfolio in the Japanese market due to the strength of domestic demand for discount retailing, shopping mall developers, and color cellphone companies. By the third quarter, the Japanese market had collapsed again, on the back of another banking crisis, and was on its way to another losing year. We reinvested this money into Southeast Asian stocks, which enabled us to participate in a fourth-quarter rally in these markets. Our purchases during the fourth quarter included several internet companies in China and South Korea after we noted that they had finally turned profitable for the first time ever, following in the footsteps of their major counterparts in the U.S. This reallocation reduced our

Japanese exposure to under 2% and brought our technology exposure to approximately 16% of the portfolio, our largest sector weighting as of year end.

    Looking ahead to 2003, a key question is whether the strong currencies of Europe and Japan -- which hit or neared all-time highs against the dollar in 2002 -- will push other countries into further efforts to stimulate consumer demand for domestically produced products and services as a way to counter the higher price of imports. If this happens, we believe the fund should be well positioned in smaller companies that will benefit from this trend. Our philosophy continues to center on finding and investing in shares offering the best growth in the world, and we continue to believe this growth is in Asia and the emerging markets, especially China. In line with this, the portfolio is likely to remain overweight in these sectors of the market and underweight in Europe.

Sincerely,


/s/ Emery R. Brewer                                      /s/ Eric J. Ritter
Emery R. Brewer                                          Eric J. Ritter, CFA
Senior Portfolio Manager                                 Portfolio Manager
January 30, 2003                                         January 30, 2003

---------------

(1) During these periods, the Fund's returns reflect fee waivers and/or reimbursements without which performance would have been lower.

DRIEHAUS INTERNATIONAL DISCOVERY FUND

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund's inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

---------------------------------------------------------------------------------------------------------
                                                                                   Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02                 1 Year    3 Years   (12/31/98 - 12/31/02)
---------------------------------------------------------------------------------------------------------
 Driehaus International Discovery Fund (DRIDX)(1)           -12.90%   -12.86%           20.00%
 MSCI EAFE(R) Index(2)                                      -15.94%   -17.24%           -7.90%
 MSCI EAFE(R) Growth Index(3)                               -16.02%   -21.81%          -11.30%
 MSCI AC World Free Ex-US Index(4)                          -14.67%   -16.45%           -6.52%
 Lipper International Small Cap Fund Index(5)                -7.95%   -13.54%            1.30%
---------------------------------------------------------------------------------------------------------

[PERFORMANCE GRAPH]

                                                                                                                     LIPPER
                                                                                              MSCI AC WORLD       INTERNATIONAL
                                                      MSCI EAFE(R)        MSCI EAFE(R)         FREE EX-US        SMALL CAP FUND
                                     DRIDX1              INDEX2           GROWTH INDEX3          INDEX4              INDEX5
                                     ------           ------------        -------------       -------------      --------------
Jan 1999                            10000.00            10000.00            10000.00            10000.00            10000.00
                                    10880.00            10139.10             9857.00            10237.00            10374.00
Jun 1999                            14200.00            10396.80             9894.00            10715.00            11780.00
                                    16570.00            10853.00            10302.00            11079.00            12703.00
Dec 1999                            31365.00            12696.40            12946.00            13090.00            16292.00
                                    41569.00            12683.10            13137.00            13193.00            17987.00
Jun 2000                            34352.00            12180.60            11919.00            12655.00            16226.00
                                    27823.00            11198.10            10544.00            11623.00            15538.00
Dec 2000                            27823.00            10897.60             9772.00            11116.00            13927.00
                                    24243.00             9403.80             8149.00             9655.00            12414.00
Jun 2001                            24703.00             9305.55             7951.00             9642.00            12768.00
                                    20375.00             8002.78             6703.00             8218.00            10679.00
Dec 2001                            23828.20             8560.87             7370.00             8949.00            11438.00
                                    26706.00             8604.39             7335.00             9096.00            11915.00
Jun 2002                            26004.00             8422.02             7198.00             8855.00            12228.00
                                    20501.00             6760.04             5826.00             7146.00            10220.00
Dec 2002                            20755.00             7196.26             6189.00             7636.00            10529.00

---------------

(1) The returns for these periods reflect fee waivers and/or reimbursements without which performance would have been lower.

(2) The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE(R) Index) is a widely recognized benchmark of non-U.S. stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 21 European and Pacific Basin countries. Data is in U.S. dollars. Source: Strategic Financial Solutions, L.L.C.

(3) The Morgan Stanley Capital International Europe, Australia and Far East Growth Index (MSCI EAFE(R) Growth Index) is an unmanaged index composed of a sample of companies with higher price-to-book ratios, representative of the market structure of 21 European and Pacific Basin countries. The MSCI EAFE(R) Growth Index has been added as a comparison of the Fund's growth-oriented investment style. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

(4) The Morgan Stanley Capital International All Country World Free Ex-US Index (MSCI AC World Free Ex-US Index) is a recognized benchmark of non-US stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 48 countries. The MSCI AC World Free Ex-US Index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. The MSCI AC World Free Ex-US Index has been added as a wider cross section of the marketplace in which the Fund invests, than the MSCI EAFE(R) Index. Data is in U.S. dollars. Source:
    Morgan Stanley Capital International Inc.

(5) The Lipper International Small Cap Fund Index is an equally weighted managed index of the largest qualifying funds that invest at least 65% of assets in equity securities of non-United States companies with a market capitalization of less than $1 billion at time of purchase. Data is in U.S. dollars. Source: Lipper Analytical Services.

--------------------------------------------------------------------------------
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                    Number       Market
                                      of          Value
                                    Shares      (Note A)
----------------------------------------------------------
EQUITY SECURITIES -- 95.2%
----------------------------------------------------------
EUROPE -- 52.4%

  UNITED KINGDOM -- 13.7%
    EasyJet PLC** ..............     170,272   $   751,099
    Ebookers PLC** .............      67,105       434,835
    Egg PLC** ..................     173,243       401,626
    Enterprise Inns PLC ........      55,178       506,787
    Inchcape PLC ...............      19,764       227,263
    Isoft Group PLC ............     220,878       910,324
    Jardine Lloyd Thompson Group
      PLC ......................      86,538       931,347
    Lastminute.com PLC** .......     613,471     1,017,267
    New Look Group PLC .........     244,111       939,266
    Paladin Resources PLC ......     416,836       499,948
    Premier Oil PLC** ..........   2,947,619     1,376,172
    Rank Group PLC .............     187,459       804,280
    Schroders PLC ..............      59,638       490,622
                                               -----------
                                                 9,290,836
                                               -----------
  FINLAND -- 4.8%
    Elcoteq Network Corp. --
      A** ......................     116,500     1,320,293
    Instrumentarium Corp.
      Oyj ......................      24,400       977,567
    Perlos Oyj .................     147,570       930,665
                                               -----------
                                                 3,228,525
                                               -----------
  GERMANY -- 4.6%
    Krones AG (Pref.) ..........      13,643       622,759
    Medion AG ..................       8,053       285,202
    Puma AG ....................      14,606       996,703
    Stada Arzneimittel AG ......      30,329     1,218,927
                                               -----------
                                                 3,123,591
                                               -----------
  ITALY -- 3.8%
    Merloni Elettrodomestici
      SpA ......................     130,534     1,372,499
    Saeco International Group
      SpA** ....................     334,353     1,235,005
                                               -----------
                                                 2,607,504
                                               -----------
  SWEDEN -- 3.2%
    Axfood AB ..................      35,226       654,929
    Biacore International
      AB** .....................      17,765       375,145
    Mekonomen AB ...............      28,150       772,133
    ORC Software AB ............      51,100       395,859
                                               -----------
                                                 2,198,066
                                               -----------
  RUSSIA -- 2.9%
    AO VimpelCom -- ADR** ......      47,825     1,530,877
    Sberbank RF -- ADR** .......       2,135       410,988
                                               -----------
                                                 1,941,865
                                               -----------
  NETHERLANDS -- 2.7%
    Teleplan International
      NV** .....................     115,484       810,716
    Vodafone Libertel NV** .....      96,777     1,033,810
                                               -----------
                                                 1,844,526
                                               -----------

                                    Number       Market
                                      of          Value
                                    Shares      (Note A)
----------------------------------------------------------
  AUSTRIA -- 2.4%
    Erste Bank der
      Oesterreichischen
      Sparkassen AG ............      23,870   $ 1,606,829
                                               -----------
  GREECE -- 2.3%
    Aktor SA Technical Co. .....      89,199       539,142
    Hyatt Regency Hotels &
      Tourism SA ...............     145,910     1,047,278
                                               -----------
                                                 1,586,420
                                               -----------
  SPAIN -- 1.9%
    Iberia Lineas Aereas de
      Espana SA ................     538,608       791,264
    Indra Sistemas SA ..........      78,067       530,840
                                               -----------
                                                 1,322,104
                                               -----------
  CZECH REPUBLIC -- 1.9%
    Komercni Banka AS -- GDR ...      55,058     1,266,334
                                               -----------
  BELGIUM -- 1.8%
    Mobistar SA** ..............      51,834     1,234,156
                                               -----------
  ESTONIA -- 1.1%
    Hansabank, Ltd. ............      45,400       761,286
                                               -----------
  CROATIA -- 1.1%
    Pliva -- GDR ...............      50,547       717,767
                                               -----------
  IRELAND -- 1.0%
    ICON PLC -- ADR** ..........      26,200       705,042
                                               -----------
  DENMARK -- 1.0%
    Radiometer AS -- B .........      13,400       698,556
                                               -----------
  TURKEY -- 0.7%
    Ford Otomotiv Sanayi
      AS** .....................  56,725,000       478,403
                                               -----------
  SWITZERLAND -- 0.6%
    Straumann AG ...............       5,011       413,147
                                               -----------
  FRANCE -- 0.5%
    April Group ................      23,169       345,479
                                               -----------
  LUXEMBOURG -- 0.4%
    SBS Broadcasting SA --
      ADR** ....................      18,100       262,830
                                               -----------
    Total Europe ...............                35,633,266
                                               -----------
FAR EAST -- 28.0%

  SOUTH KOREA -- 6.2%
    Daishin Securities Co.,
      Ltd. .....................      37,230       448,876
    DGI Co., Ltd. ..............      23,785       330,890
    Feelingk Co., Ltd. .........      94,300       774,404
    KH Vatec Co., Ltd. .........      11,660       586,908
    NHN Corp. ..................      10,735       402,772
    Pantech Co., Ltd.** ........      25,760       310,584
    RFTech Co., Ltd. ...........      62,726       452,179
    Sindo Ricoh Co., Ltd. ......       9,760       538,999
    Ssangyong Motor Co.,
      Ltd.** ...................      85,150       359,683
                                               -----------
                                                 4,205,295
                                               -----------

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                    Number       Market
                                      of          Value
                                    Shares      (Note A)
----------------------------------------------------------
  TAIWAN -- 5.4%
    China Motor Co., Ltd. ......     371,000   $   677,552
    Compal Electronics, Inc. ...     194,000       200,863
    Compal Electronics, Inc. --
      GDR ......................     123,990       638,549
    EVA Airways Corp.** ........     916,000       385,947
    High Tech Computer Corp. ...     166,000       706,585
    Yulon Motor Co., Ltd. ......     937,000     1,075,245
                                               -----------
                                                 3,684,741
                                               -----------
  CHINA -- 4.4%
    Sinopec Shanghai
      Petrochemical Co.,
      Ltd.** ...................   5,712,000       864,304
    Travelsky Technology,
      Ltd. -- H ................   1,193,000       826,096
    Zhejiang Expressway Co.,
      Ltd. -- H ................   3,378,000     1,299,502
                                               -----------
                                                 2,989,902
                                               -----------
  HONG KONG -- 3.7%
    China Pharmaceutical
      Enterprise and Investment
      Corp., Ltd. ..............   4,144,000       743,950
    Denway Motors, Ltd. ........   2,224,000       748,618
    SINA.com -- ADR** ..........     152,900       993,850
                                               -----------
                                                 2,486,418
                                               -----------
  INDONESIA -- 2.5%
    PT Astra Agro Lestari
      Tbk ......................   1,730,000       299,609
    PT Bank Central Asia Tbk ...   3,142,000       877,653
    PT Telekomunikasi Indonesia
      Tbk ......................   1,232,500       530,181
                                               -----------
                                                 1,707,443
                                               -----------
  THAILAND -- 1.8%
    Land and Houses Public Co.,
      Ltd. (Foreign) ...........     373,400       697,418
    Major Cineplex Group Public
      Co., Ltd. (Foreign)** ....     300,000       560,325
                                               -----------
                                                 1,257,743
                                               -----------
  JAPAN -- 1.7%
    Daito Trust Construction
      Co., Ltd. ................      25,500       564,064
    Tsumura & Co.** ............      66,000       600,657
                                               -----------
                                                 1,164,721
                                               -----------
  AUSTRALIA -- 1.6%
    Ten Network Holdings,
      Ltd.** ...................     837,619     1,056,528
                                               -----------
  INDIA -- 0.7%
    ICICI Bank, Ltd. -- ADR ....      75,200       488,800
                                               -----------
    Total Far East .............                19,041,591
                                               -----------

                                    Number       Market
                                      of          Value
                                    Shares      (Note A)
----------------------------------------------------------
NORTH AMERICA -- 11.0%
  CANADA -- 8.1%
    CHC Helicopter Corp. .......      21,881   $   393,774
    Cinram International,
      Inc. .....................     114,469       716,618
    Cognos, Inc.** .............      40,705       953,351
    PEYTO Exploration &
      Development Corp.** ......     203,316     1,434,993
    Sierra Wireless, Inc.** ....      94,104       411,018
    Thunder Energy, Inc.** .....      95,591       332,800
    TSX Group, Inc.**+ .........      25,000       336,281
    TSX Group, Inc.** ..........      25,040       336,819
    WestJet Airlines, Ltd.** ...      58,202       594,996
                                               -----------
                                                 5,510,650
                                               -----------
  BERMUDA -- 2.9%
    Frontline, Ltd. ............     119,500     1,043,593
    Marvell Technology Group,
      Ltd. -- ADR** ............      14,100       265,926
    RenaissanceRe Holdings,
      Ltd. -- ADR ..............      17,000       673,200
                                               -----------
                                                 1,982,719
                                               -----------
    Total North America ........                 7,493,369
                                               -----------
MIDDLE EAST -- 2.0%

  ISRAEL -- 2.0%
    Taro Pharmaceutical
      Industries,
      Ltd. -- ADR** ............      36,606     1,376,386
                                               -----------
    Total Middle East ..........                 1,376,386
                                               -----------
AFRICA -- 1.2%

  SOUTH AFRICA -- 1.2%
    Murray & Roberts Holdings,
      Ltd. .....................     312,895       463,114
    Pick'n Pay Stores, Ltd. ....     234,239       363,075
                                               -----------
                                                   826,189
                                               -----------
    Total Africa ...............                   826,189
                                               -----------
SOUTH AMERICA -- 0.6%

  ARGENTINA -- 0.4%
    Telecom Argentina Stet -
      France Telecom SA --
      ADR** ....................     122,243       275,047
                                               -----------
  BRAZIL -- 0.2%
    Telesp Celular Participacoes
      SA -- ADR** ..............      53,800       164,090
                                               -----------
    Total South America ........                   439,137
                                               -----------
    Total Equity Securities
      (Cost $57,471,649) .......                64,809,938
                                               -----------

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                    Number       Market
                                      of          Value
                                    Shares      (Note A)
----------------------------------------------------------
EQUITY CERTIFICATES -- 0.8% (Note C)
----------------------------------------------------------
FAR EAST -- 0.8%

  INDIA -- 0.8%
    Satyam Computer Services,
      Ltd.+ ....................      97,329   $   562,279
                                               -----------
    Total Equity Certificates
      (Cost $516,445) ..........                   562,279
                                               -----------
----------------------------------------------------------
RIGHTS -- 0.0%
----------------------------------------------------------
EUROPE -- 0.0%

  UNITED KINGDOM -- 0.0%
    Paladin Resources PLC --
      Rights** .................     104,209        14,260
                                               -----------
    Total Rights (Cost $0) .....                    14,260
                                               -----------
----------------------------------------------------------
  TOTAL INVESTMENTS
    (COST $57,988,094) .........       96.0%   $65,386,477
  Other Assets in Excess of
    Liabilities ................        4.0%     2,726,172
                                  ----------   -----------
Net Assets .....................      100.0%   $68,112,649
==========================================================
  The federal income tax basis and unrealized appreciation
  (depreciation) for all investments is as follows:

Basis ......................................   $58,929,516
                                               ===========
Gross Appreciation .........................   $ 8,833,117
Gross Depreciation .........................    (2,376,156)
                                               -----------
  Net Appreciation .........................   $ 6,456,961
                                               ===========

** Non-income producing security.

 + Restricted security.

ADR -- American Depository Receipt
GDR -- Global Depository Receipt

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                      SCHEDULE OF INVESTMENTS BY INDUSTRY
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                              PERCENT OF
INDUSTRY                                                      NET ASSETS
--------                                                      ----------
Airlines ...................................................      1.4%
Appliances .................................................      2.8%
Automobiles ................................................      5.2%
Banking ....................................................      7.2%
Basic Industries/Multi-Industry ............................      0.7%
Beverages & Tobacco ........................................      0.7%
Broadcast & Publishing Services ............................      2.6%
Chemicals ..................................................      1.3%
Communications .............................................      0.4%
Computer Manufacturers .....................................      2.7%
Construction ...............................................      1.6%
Consumer Durables/Multi-Industry ...........................      1.8%
Consumer Non-Durables/Multi-Industry .......................      0.4%
Data Processing ............................................      1.4%
Drugs ......................................................      4.9%
Electrical .................................................      0.9%
Electrical & Electronics ...................................      1.1%
Electronic Components ......................................      3.3%
Energy Sources .............................................      4.9%
Financial Services .........................................      3.0%
Health Care ................................................      6.1%
Insurance ..................................................      1.9%
Internet Content ...........................................      1.5%
Investments ................................................      0.7%
Leisure ....................................................      2.3%
Leisure & Tourism ..........................................      3.4%
Machinery & Engineering ....................................      2.0%
Medical Supplies ...........................................      0.6%
Merchandising ..............................................      2.9%
Miscellaneous Materials ....................................      1.4%
Office/Communications Equipment ............................      3.5%
Oil ........................................................      0.5%
Other Computers ............................................      2.0%
Real Estate ................................................      1.0%
Recreation .................................................      1.5%
Reinsurance ................................................      1.0%
Retailing -- Goods .........................................      1.0%
Semiconductors/Components ..................................      0.4%
Software & EDP Services ....................................      1.2%
Technology/Multi-Industry ..................................      1.9%
Telecommunications .........................................      4.3%
Telephone Utilities ........................................      0.4%
Transportation -- Air ......................................      2.8%
Transportation/Multi-Industry ..............................      1.9%
Transportation -- Shipping .................................      1.5%
Other Assets in Excess of Liabilities ......................      4.0%
                                                                ------

TOTAL ......................................................    100.0%
                                                                ======


      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

ASSETS:
    Investments, at market value (Cost $57,988,094).........    $  65,386,477
    Foreign currency (Cost $246,582)........................          247,013
    Cash....................................................        2,895,041
    Receivables:
         Dividends..........................................           50,083
         Interest...........................................              399
         Fund shares sold...................................          495,850
    Prepaid expenses........................................            6,894
                                                                -------------
-----------------------------------------------------------------------------
             TOTAL ASSETS...................................       69,081,757
                                                                -------------
-----------------------------------------------------------------------------
LIABILITIES:
    Payables:
         Investment securities purchased....................          762,132
         Fund shares redeemed...............................           56,113
         Due to affiliates..................................           87,545
         Net unrealized depreciation on unsettled foreign
          currency forward contracts from transaction
          hedges............................................            4,291
    Accrued expenses........................................           59,027
                                                                -------------
-----------------------------------------------------------------------------
             TOTAL LIABILITIES..............................          969,108
                                                                -------------
-----------------------------------------------------------------------------
NET ASSETS..................................................    $  68,112,649
                                                                =============
SHARES OUTSTANDING..........................................        3,778,093
                                                                =============
NET ASSET VALUE PER SHARE...................................    $       18.03
                                                                =============
=============================================================================
NET ASSETS CONSISTED OF THE FOLLOWING AT DECEMBER 31, 2002:
    Paid-in capital.........................................    $  91,866,442
    Undistributed net investment loss.......................          (20,349)
    Undistributed net realized loss.........................      (31,137,362)
    Unrealized net foreign exchange gain....................            5,535
    Unrealized net appreciation on investments..............        7,398,383
                                                                -------------
         NET ASSETS.........................................    $  68,112,649
                                                                =============
=============================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

INVESTMENT LOSS:
    Income:
         Dividends (Net of non-reclaimable foreign taxes of
          $79,302)..........................................  $     718,559
         Interest...........................................         19,078
                                                              -------------
---------------------------------------------------------------------------
             Total income...................................        737,637
                                                              -------------
---------------------------------------------------------------------------
    Expenses:
         Investment advisory fee............................        960,318
         Administration fee.................................        114,000
         Professional fees..................................         73,300
         Federal and state registration fees................         17,470
         Custodian fee......................................        152,700
         Transfer agent fees................................         63,194
         Trustees' fees.....................................          9,970
         Miscellaneous......................................         54,684
                                                              -------------
         Total expenses.....................................      1,445,636
                                                              -------------
---------------------------------------------------------------------------
         Fees paid indirectly...............................       (252,135)
                                                              -------------
             Net expenses...................................      1,193,501
                                                              -------------
---------------------------------------------------------------------------
                  Net investment loss.......................       (455,864)
                                                              -------------
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss from security transactions............    (10,513,227)
    Net realized foreign exchange loss......................       (497,620)
    Net change in unrealized foreign exchange gain..........         11,651
    Net change in unrealized appreciation of investments....         59,559
                                                              -------------
---------------------------------------------------------------------------
                  Net realized and unrealized loss on
                  investments...............................    (10,939,637)
                                                              -------------
---------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ (11,395,501)
                                                              =============
===========================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the year        For the year
                                                                     ended               ended
                                                               December 31, 2002   December 31, 2001
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
    Operations:
         Net investment loss ...............................     $   (455,864)       $   (517,341)
         Net realized and unrealized loss on investments ...      (10,939,637)         (7,316,078)
                                                                 ------------        ------------
----------------------------------------------------------------------------------------------------
             Net decrease in net assets resulting from
               operations ..................................      (11,395,501)         (7,833,419)
                                                                 ------------        ------------
----------------------------------------------------------------------------------------------------
    Distributions to shareholders:
         Net investment income .............................               --                  --
         Capital gains .....................................               --                  --
                                                                 ------------        ------------
             Total distributions to shareholders ...........               --                  --
                                                                 ------------        ------------
----------------------------------------------------------------------------------------------------
    Capital share transactions:
         Proceeds from shares sold .........................       62,405,775          12,730,144
         Reinvestment of distributions .....................               --                  --
         Cost of shares redeemed ...........................      (27,744,689)        (11,454,835)
                                                                 ------------        ------------
             Net increase in net assets derived from capital
               share transactions ..........................       34,661,086           1,275,309
                                                                 ------------        ------------
             Total increase (decrease) in net assets .......       23,265,585          (6,558,110)
                                                                 ------------        ------------
----------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------
    Beginning of period ....................................     $ 44,847,064        $ 51,405,174
                                                                 ------------        ------------
    End of period ..........................................     $ 68,112,649        $ 44,847,064
                                                                 ============        ============
====================================================================================================
    Capital share transactions are as follows:
         Shares issued .....................................        2,956,674             596,047
         Shares reinvested .................................               --                  --
         Shares redeemed ...................................       (1,345,593)           (556,093)
                                                                 ------------        ------------
             Net increase from capital share transactions...        1,611,081              39,954
                                                                 ============        ============
====================================================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               For the year     For the year     For the year    For the year
                                                  ended            ended            ended           ended
                                               December 31,     December 31,     December 31,    December 31,
                                                   2002             2001             2000            1999
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........    $ 20.70          $ 24.17          $ 28.25         $ 10.00
                                                 -------          -------          -------         -------
  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss .......................      (0.12)           (0.24)           (0.23)          (0.17)
  Net realized and unrealized gain (loss) on
    investments .............................      (2.55)           (3.23)           (2.95)          21.14
                                                 -------          -------          -------         -------
         Total income (loss) from investment
           operations .......................      (2.67)           (3.47)           (3.18)          20.97
                                                 -------          -------          -------         -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ......         --               --               --              --
  Distributions from capital gains ..........         --               --            (0.90)          (2.72)
                                                 -------          -------          -------         -------
         Total distributions ................         --               --            (0.90)          (2.72)
                                                 -------          -------          -------         -------
Net asset value, end of period ..............    $ 18.03          $ 20.70          $ 24.17         $ 28.25
                                                 =======          =======          =======         =======
         Total Return .......................     (12.90)%         (14.36)%         (11.29)%        213.65 %
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ......    $68,113          $44,847          $51,405         $26,242
  Ratio of expenses before fees paid
    indirectly to average net assets ........       2.26 %+          2.34 %+          2.10 %+         2.43 %+
  Ratio of net expenses to average net
    assets ..................................       1.86 %+#         2.31 %+#         2.10 %+         2.43 %+
  Ratio of net investment loss to average net
    assets ..................................      (0.71)%+#        (1.12)%+#        (0.85)%+        (1.60)%+
  Portfolio turnover ........................     405.69 %         612.64 %         407.96 %        267.86 %

--------------------------------------------------------------------------------

 + Such ratios are after administrative agent and transfer agent waivers and adviser expense reimbursements, when applicable. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1998 through December 31, 2001. The adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) will not exceed the Fund's operating expense cap for the first fifty-four months of its operations. For the period from December 31, 1998 through May 31, 1999, the Fund's operating expense cap was 2.50% of average net assets. For the period June 1, 1999 through June 30, 2002, the operating expense cap was reduced to 2.40% of average net assets. Beginning July 1, 2002 through June 30, 2003, the Fund will be reimbursed for expenses exceeding the 2.40% expense cap after reduction of amounts received through commission recapture programs that are applied to Fund expenses.

 # Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

      Notes to Financial Statements are an integral part of this Schedule.

                                                                      EXHIBIT E
--------------------------------------------------------------------------------
        DRIEHAUS EUROPEAN OPPORTUNITY FUND -- PORTFOLIO MANAGER'S LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    For the year ended December 31, 2002, the Driehaus European Opportunity Fund returned -2.30%. This compares with a return of -18.38% for the Morgan Stanley Capital International (MSCI) Europe Index for the same period.

    Since the fund's inception on December 31, 1998, through December 31, 2002, the Driehaus European Opportunity Fund posted an annualized return of 18.79%, compared with the MSCI Europe Index's return of -8.72% over the same time.(1)

    2002 was another challenging year for investors in the European markets, who endured an exceptionally volatile first half, a brutal bear market during the summer, and a further market plunge in early October. All of the major market sectors in Western Europe ended the year badly battered, with numerous double-digit losses, as the ripple effects of the technology collapse continued to be felt. In this environment, the fund continued to follow the Driehaus philosophy of investing in the best individual growth opportunities we could find in the marketplace.

    Over the past year, that philosophy led us to increase our allocation to Eastern European countries, where emerging markets in Hungary, Estonia, and Russia, among others, were enjoying more rapid growth than their more developed counterparts in Western Europe. At year end, the fund had just under 19% of its assets invested in Eastern Europe. This decision, as well as our individual stock selections, benefited the fund's performance and helped the fund outperform its benchmark by more than 1600 basis points for the year.

    Specifically, our search for growth prompted us to establish and expand positions in the finance sector in both Eastern Europe and Russia and also in Russian telecommunications. With the European Union's approval of the entry of eight Eastern European countries by May 2004, we expect to see an accelerated rate of convergence between these economies and those of Western Europe, resulting in declining inflation and interest rates, increased foreign investment, and stronger local currencies and financial markets. This has already benefited the banking industry of this region and domestic consumers in these countries, as well as the stocks related to these areas.

    In Russia, we also saw a strong consumer and relatively rapid growth. Higher oil prices helped the country finish 2002 with financial reserves at record levels, and GDP growth for the year exceeded estimates. This economic growth translated to higher incomes for many Russians, which in turn boosted consumer demand for goods and services, including telecom. We believe the telecom sector continues to offer good growth potential, especially in underpenetrated markets beyond Moscow.

    In Western Europe, our largest weighting remained the UK, which also constitutes the largest component of the MSCI Europe Index. Over the past 12 months, the UK continued to see strong economic growth, driven by consumer spending that remained robust. While we increased our weighting of the Netherlands over the past six months, this decision was based on stock-specific plays in technology during the fourth quarter, rather than country-specific factors.

    During most of the past year, the fund was underweight in Germany, which -- faced with virtually flat growth, a mounting budget deficit, and rising unemployment -- sustained the biggest losses in Europe in 2002, particularly during the summer sell-off. By the end of the year, the telecom, healthcare, and finance areas of the German market had offered some attractive stock-specific opportunities, and our position in German shares ended the year slightly overweight relative to the index.

    As of December 31, 2002, the fund's heaviest sector weightings were finance, where our allocation was close to that of the index, and telecom, where we were overweighted. Both of these decisions benefited the fund's performance. The majority of our financial holdings were in the banking area, while we underweighted the European insurance industry, which collapsed as insurers were caught between rising claims and balance sheets weakened by worldwide stock market losses. At the same time, the telecom sector added to the fund's returns as the only sector of the European market to finish the second half in the black.

    In December 2002, the European Central Bank made a much-awaited half-point cut in interest rates, which could help to bolster confidence in the euro region's prospects and boost share prices on anticipation of continued consumer spending and increased corporate investment. Meanwhile, the strength of the euro, which has hit a series of multi-year highs versus the U.S. dollar, helped to ease inflation, providing additional room for further rate reductions. Of course, much depends on the outcome of the potential war with Iraq and the continued progress of the economic recovery in the U.S. Given these factors, our outlook for Europe in 2003 remains conditionally positive.

Sincerely,

/s/ Ivo St. Kovachev
Ivo St. Kovachev
Portfolio Manager
January 30, 2003

---------------

(1) During these periods, the Fund's returns reflect fee waivers and/or reimbursements without which performance would have been lower.

DRIEHAUS EUROPEAN OPPORTUNITY FUND

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund's inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

----------------------------------------------------------------------------------------------------------
                                                                                    Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02                  1 Year    3 Years   (12/31/98 - 12/31/02)
----------------------------------------------------------------------------------------------------------
 Driehaus European Opportunity Fund (DREOX)(1)                -2.30%    -9.61%          18.79%
 MSCI Europe Index(2)                                        -18.38%   -15.71%          -8.72%
 Lipper European Region Fund Index(3)                        -17.43%   -14.63%          -5.63%
----------------------------------------------------------------------------------------------------------

[PERFORMANCE GRAPH]

                                                                                                         LIPPER EUROPEAN REGION
                                                         DREOX1                MSCI EUROPE INDEX2              FUND INDEX3
                                                         ------                ------------------        ----------------------
Jan 1999                                                   10000                       10000                       10000
                                                           10420                        9789                        9908
Jun 1999                                                   10830                        9759                       10071
                                                           12420                        9873                       10210
Dec 1999                                                   26990                       11589                       12749
                                                           38550                       11599                       14049
Jun 2000                                                   31660                       11232                       13327
                                                           29710                       10411                       12590
Dec 2000                                                   26007                       10617                       12421
                                                           20767                        8967                       10343
Jun 2001                                                   20125                        8790                       10172
                                                           17311                        7726                        8710
Dec 2001                                                   20400                        8504                        9605
                                                           21002                        8495                        9650
Jun 2002                                                   21511                        8113                        9372
                                                         18299.9                     6260.38                     7303.92
Dec 2002                                                   19931                     6941.41                     7931.24

---------------

(1) The returns for these periods reflect fee waivers and/or reimbursements without which performance would have been lower.

(2) The Morgan Stanley Capital International Europe Index (MSCI Europe Index) is a recognized benchmark of European stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 16 European countries. Data is in U.S. dollars. Source: Strategic Financial Solutions, L.L.C.

(3) The Lipper European Region Fund Index is an equally weighted managed index of the largest qualifying funds that invest in equity securities with primary trading markets or operations concentrated in the European region or a single country within this region. Data is in U.S. dollars. Source: Lipper Analytical Services.

--------------------------------------------------------------------------------
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                   Number        Market
                                     of           Value
                                   Shares       (Note A)
----------------------------------------------------------
EQUITY SECURITIES -- 91.7%
----------------------------------------------------------
EUROPE -- 86.8%

  UNITED KINGDOM -- 17.7%
    Alexon Group PLC ...........      40,000   $   129,115
    Aviva PLC ..................      55,617       396,657
    BHP Billiton PLC ...........      42,000       224,318
    CRC Group PLC ..............      24,000        95,243
    EasyJet PLC** ..............      60,000       264,670
    Ebookers PLC** .............      17,000       214,540
    Egg PLC** ..................     160,000       370,925
    Inchcape PLC ...............      17,000       195,480
    Royal Bank of Scotland Group
      PLC ......................      11,500       275,489
    Torex PLC ..................      46,000       238,831
    Vodafone Group PLC .........     400,000       729,292
    William Hill PLC ...........      90,000       328,906
    Willis Group Holdings,
      Ltd. -- ADR** ............      15,500       444,385
    Wilson Bowden PLC ..........      23,000       270,305
    WPP Group PLC ..............      51,000       389,592
                                               -----------
                                                 4,567,748
                                               -----------
  GERMANY -- 8.9%
    Bayerische Hypo-Und
      Vereinsbank AG ...........      14,000       223,596
    Deutsche Boerse AG .........      11,000       440,476
    Deutsche Telekom AG --
      ADR ......................      24,000       304,800
    Draegerwerk AG (Pref.) .....       3,500        66,146
    Escada AG ..................      12,000       121,263
    Krones AG ..................       5,000       209,188
    Puma AG ....................       4,000       272,957
    United Internet AG** .......      28,000       195,389
    Volkswagen AG (Pref.) ......       6,000       157,403
    Zapf Creation AG ...........      11,500       308,205
                                               -----------
                                                 2,299,423
                                               -----------
  NETHERLANDS -- 8.2%
    ASM International NV --
      ADR** ....................      14,000       180,600
    Euronext NV ................      21,000       456,373
    Koninklijke (Royal) KPN
      NV** .....................      95,000       618,068
    Rodamco Asia NV ............      15,500       229,336
    Teleplan International
      NV** .....................      50,000       351,008
    United Services Group NV ...      26,000       290,838
                                               -----------
                                                 2,126,223
                                               -----------
  RUSSIA -- 6.0%
    AO VimpelCom -- ADR** ......      22,000       704,220
    LUKOIL -- ADR ..............       4,000       245,763
    Sberbank RF -- ADR** .......       2,000       385,000
    YUKOS -- ADR ...............       1,500       211,394
                                               -----------
                                                 1,546,377
                                               -----------

                                   Number        Market
                                     of           Value
                                   Shares       (Note A)
----------------------------------------------------------
  SPAIN -- 6.0%
    Actividades de Construccion
      y Servicios SA ...........      17,000   $   546,764
    Grupo Ferrovial SA .........      16,000       405,469
    Iberia Lineas Aereas de
      Espana SA ................     250,000       367,273
    Telefonica SA -- ADR** .....       8,000       212,560
                                               -----------
                                                 1,532,066
                                               -----------
  ITALY -- 4.7%
    De Rigo SpA -- ADR .........      24,000       100,800
    Merloni Elettrodomestici
      SpA ......................      42,000       441,609
    Saipem SpA .................     100,000       668,437
                                               -----------
                                                 1,210,846
                                               -----------
  FINLAND -- 4.4%
    Elcoteq Network Corp. --
      A** ......................      37,000       419,321
    Instrumentarium Corp.
      Oyj ......................       8,500       340,546
    Nokia Oyj -- ADR ...........      25,000       387,500
                                               -----------
                                                 1,147,367
                                               -----------
  FRANCE -- 4.3%
    Business Objects SA --
      ADR** ....................       9,000       135,000
    CNP Assurances .............       7,500       278,209
    Prismaflex
      International** ..........       6,000        79,142
    Societe Generale -- A ......       6,800       396,025
    STMicroelectronics NV ......      11,000       215,621
                                               -----------
                                                 1,103,997
                                               -----------
  SWEDEN -- 4.2%
    Biacore International
      AB** .....................       3,500        73,910
    Eniro AB ...................      35,000       220,926
    SKF AB -- B ................       9,000       233,435
    Tele2 AB -- B** ............      10,000       264,537
    Telefonaktiebolaget LM
      Ericsson -- ADR** ........      24,000       161,760
    Telelogic AB** .............     165,000       117,406
                                               -----------
                                                 1,071,974
                                               -----------
  BELGIUM -- 3.4%
    Algemene Maatschappij voor
      Nijverheidskredit NV .....      18,000       614,059
    Mobistar SA** ..............      11,500       273,812
                                               -----------
                                                   887,871
                                               -----------
  HUNGARY -- 3.4%
    EGIS Rt ....................       3,000       185,490
    Magyar Tavkozlesi Rt. --
      ADR ......................      18,000       320,400
    OTP Bank Rt ................      38,000       373,560
                                               -----------
                                                   879,450
                                               -----------
  AUSTRIA -- 3.3%
    Erste Bank der
      Oesterreichischen
      Sparkassen AG ............      12,500       841,447
                                               -----------

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                   Number        Market
                                     of           Value
                                   Shares       (Note A)
----------------------------------------------------------
  SWITZERLAND -- 2.4%
    Saurer AG** ................       5,000   $   111,196
    SEZ Holding AG** ...........      10,000       162,726
    UBS AG** ...................       7,000       340,206
                                               -----------
                                                   614,128
                                               -----------
  GREECE -- 2.0%
    Altec SA Information &
      Communication
      Systems** ................      55,000        60,600
    Hellenic Tellecommunications
      Organization SA ..........      14,000       154,255
    Public Power Corp. .........       9,000       124,663
    Teletipos SA Mega
      Channel ..................      33,000       184,917
                                               -----------
                                                   524,435
                                               -----------
  IRELAND -- 1.9%
    ICON PLC -- ADR** ..........      12,000       322,920
    Irish Life & Permanent
      PLC ......................      15,000       162,125
                                               -----------
                                                   485,045
                                               -----------
  CROATIA -- 1.6%
    Pliva -- GDR ...............      30,000       426,000
                                               -----------
  TURKEY -- 1.5%
    Dogan Yayin Holding AS** ...  60,000,000        87,651
    Finansbank AS** ............ 119,999,220        56,385
    Turkcell Iletisim Hizmetleri
      AS -- ADR** ..............      16,000       248,000
                                               -----------
                                                   392,036
                                               -----------
  ESTONIA -- 1.4%
    Hansabank, Ltd. ............      21,500       360,521
                                               -----------
  POLAND -- 1.0%
    Telekomunikacja Polska --
      GDR** ....................      80,000       266,008
                                               -----------
  NORWAY -- 0.5%
    Tomra Systems ASA ..........      20,000       130,201
                                               -----------
    Total Europe ...............                22,413,163
                                               -----------
MIDDLE EAST -- 3.5%

  ISRAEL -- 3.5%
    Nice Systems, Ltd. --
      ADR** ....................      27,000       217,890
    Taro Pharmaceutical
      Industries,
      Ltd. -- ADR** ............       9,000       338,400
    Teva Pharmaceutical
      Industries,
      Ltd. -- ADR ..............       9,000       347,490
                                               -----------
                                                   903,780
                                               -----------
    Total Middle East ..........                   903,780
                                               -----------

                                   Number        Market
                                     of           Value
                                   Shares       (Note A)
----------------------------------------------------------
NORTH AMERICA -- 1.4%

  CANADA -- 1.4%
    High River Gold Mines,
      Ltd.** ...................     150,000   $   203,193
    Telesystem International
      Wireless, Inc.** .........     500,000       158,250
                                               -----------
                                                   361,443
                                               -----------
    Total North America ........                   361,443
                                               -----------
    Total Equity Securities
      (Cost $21,484,125) .......                23,678,386
                                               -----------
----------------------------------------------------------
  TOTAL INVESTMENTS
    (COST $21,484,125) .........       91.7%   $23,678,386
  Other Assets in Excess of
    Liabilities ................        8.3%     2,152,573
                                 -----------   -----------
Net Assets .....................      100.0%   $25,830,959
==========================================================

The federal income tax basis and unrealized appreciation
(depreciation) for all investments is as follows:

Basis ......................................   $21,875,963
                                               ===========
Gross Appreciation .........................   $ 2,714,515
Gross Depreciation .........................      (912,192)
                                               -----------
      Net Appreciation .....................   $ 1,802,323
                                               ===========

** Non-income producing security.

ADR--American Depository Receipt
GDR--Global Depository Receipt

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                      SCHEDULE OF INVESTMENTS BY INDUSTRY
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                              PERCENT OF
INDUSTRY                                                      NET ASSETS
--------                                                      ----------
Appliances .................................................      1.7%
Automobiles ................................................      1.4%
Banking ....................................................     13.2%
Basic Industries/Multi-Industry ............................      0.2%
Broadcast & Publishing Services ............................      1.9%
Business & Publishing Services .............................      1.5%
Clothing ...................................................      0.5%
Communications .............................................      0.3%
Construction ...............................................      4.7%
Drugs ......................................................      4.3%
Electrical & Electronics ...................................      0.4%
Electrical Utilities .......................................      0.5%
Electronic Components ......................................      2.3%
Energy Equipment ...........................................      2.6%
Finance/Multi-Industry .....................................      1.8%
Financial Services .........................................      5.5%
Health Care ................................................      2.6%
Health/Multi-Industry ......................................      0.7%
Industrial Components ......................................      0.9%
Industrial Services ........................................      1.7%
Insurance ..................................................      2.6%
Investments ................................................      0.8%
Leisure & Tourism ..........................................      1.3%
Leisure Time ...............................................      1.2%
Machinery ..................................................      0.4%
Machinery & Engineering ....................................      1.3%
Medical Supplies ...........................................      0.9%
Merchandising ..............................................      1.6%
Metals -- Nonferrous .......................................      1.7%
Office/Communications Equipment ............................      5.1%
Oil ........................................................      1.8%
Other Computers ............................................      1.4%
Real Estate ................................................      0.9%
Recreation .................................................      1.1%
Retailing -- Goods .........................................      0.8%
Semiconductors/Components ..................................      0.8%
Semiconductors/Suppliers ...................................      0.7%
Services to the Medical Profession .........................      0.9%
Software & EDP Services ....................................      0.5%
Technology/Multi-Industry ..................................      0.5%
Telecommunications .........................................     12.9%
Telephone Utilities ........................................      1.4%
Transportation -- Air ......................................      2.4%
Other Assets in Excess of Liabilities ......................      8.3%
                                                                ------

TOTAL ......................................................    100.0%
                                                                ======


      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

ASSETS:
    Investments, at market value (Cost $21,484,125) ........    $  23,678,386
    Cash ...................................................        2,336,061
    Receivables:
         Dividends .........................................           59,516
         Interest ..........................................              286
         Investment securities sold ........................          385,856
         Fund shares sold ..................................           92,475
    Prepaid expenses .......................................            3,650
                                                                -------------
-----------------------------------------------------------------------------
             TOTAL ASSETS ..................................       26,556,230
                                                                -------------
-----------------------------------------------------------------------------
LIABILITIES:
    Payables:
         Investment securities purchased ...................          661,515
         Fund shares redeemed ..............................            3,047
         Due to affiliates .................................            9,082
         Net unrealized depreciation on unsettled foreign
          currency forward contracts from transaction
          hedges ...........................................              901
    Accrued expenses .......................................           50,726
                                                                -------------
-----------------------------------------------------------------------------
             TOTAL LIABILITIES .............................          725,271
                                                                -------------
-----------------------------------------------------------------------------
NET ASSETS .................................................    $  25,830,959
                                                                =============
SHARES OUTSTANDING .........................................        1,321,490
                                                                =============
NET ASSET VALUE PER SHARE ..................................    $       19.55
                                                                =============
=============================================================================
NET ASSETS CONSISTED OF THE FOLLOWING AT DECEMBER 31, 2002:
    Paid-in capital ........................................    $  39,414,635
    Undistributed net investment loss ......................           (2,131)
    Undistributed net realized loss ........................      (15,781,840)
    Unrealized net foreign exchange gain ...................            6,034
    Unrealized net appreciation on investments .............        2,194,261
                                                                -------------
-----------------------------------------------------------------------------
             NET ASSETS ....................................    $  25,830,959
                                                                =============
=============================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

INVESTMENT LOSS:
    Income:
         Dividends (Net of non-reclaimable foreign taxes of
          $44,307) .........................................    $   392,393
         Interest ..........................................          3,914
                                                                -----------
----------------------------------------------------------------------------
           Total income ....................................        396,307
                                                                -----------
----------------------------------------------------------------------------
    Expenses:
         Investment advisory fee ...........................        368,589
         Administration fee ................................        114,000
         Professional fees .................................         63,200
         Federal and state registration fees ...............         17,000
         Custodian fee .....................................        151,750
         Transfer agent fees ...............................         49,594
         Trustees' fees ....................................          6,550
         Miscellaneous .....................................         42,723
                                                                -----------
         Total expenses ....................................        813,406
                                                                -----------
----------------------------------------------------------------------------
         Fees paid indirectly ..............................        (85,947)
         Expense reimbursement from advisor ................       (277,349)
                                                                -----------
           Net expenses ....................................        450,110
                                                                -----------
----------------------------------------------------------------------------
             Net investment loss ...........................        (53,803)
                                                                -----------
----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain from security transactions ...........      1,094,394
    Net realized foreign exchange loss .....................        (53,425)
    Net change in unrealized foreign exchange gain .........          4,114
    Net change in unrealized appreciation of investments ...     (1,702,724)
                                                                -----------
----------------------------------------------------------------------------
             Net realized and unrealized loss on
             investments ...................................       (657,641)
                                                                -----------
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......    $  (711,444)
                                                                ===========
============================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the year        For the year
                                                                     ended               ended
                                                               December 31, 2002   December 31, 2001
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
    Operations:
         Net investment loss ...............................     $   (53,803)        $   (116,408)
         Net realized and unrealized loss on investments ...        (657,641)          (8,938,049)
                                                                 -----------         ------------
----------------------------------------------------------------------------------------------------
             Net decrease in net assets resulting from
               operations ..................................        (711,444)          (9,054,457)
                                                                 -----------         ------------
----------------------------------------------------------------------------------------------------
    Distributions to shareholders:
         Net investment income .............................              --                   --
         Capital gains .....................................              --                   --
                                                                 -----------         ------------
             Total distributions to shareholders ...........              --                   --
                                                                 -----------         ------------
----------------------------------------------------------------------------------------------------
    Capital share transactions:
         Proceeds from shares sold .........................      10,599,576            9,470,178
         Reinvestment of distributions .....................              --                   --
         Cost of shares redeemed ...........................      (9,569,188)         (17,002,740)
                                                                 -----------         ------------
             Net increase (decrease) in net assets derived
               from capital share transactions .............       1,030,388           (7,532,562)
                                                                 -----------         ------------
             Total increase (decrease) in net assets .......         318,944          (16,587,019)
                                                                 -----------         ------------
----------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------
    Beginning of period ....................................     $25,512,015         $ 42,099,034
                                                                 -----------         ------------
    End of period ..........................................     $25,830,959         $ 25,512,015
                                                                 ===========         ============
====================================================================================================
    Capital share transactions are as follows:
         Shares issued .....................................         528,141              456,134
         Shares reinvested .................................              --                   --
         Shares redeemed ...................................        (481,709)            (831,485)
                                                                 -----------         ------------
             Net increase (decrease) from capital share
               transactions ................................          46,432             (375,351)
                                                                 ===========         ============
====================================================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             For the year    For the year     For the year    For the year
                                                ended           ended            ended           ended
                                             December 31,    December 31,     December 31,    December 31,
                                                 2002            2001             2000            1999
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....      $ 20.01         $ 25.51          $ 26.99         $ 10.00
                                               -------         -------          -------         -------
  INCOME (LOSS) FROM INVESTMENT
    OPERATIONS:
  Net investment loss ...................        (0.04)          (0.09)           (0.39)          (0.11)
  Net realized and unrealized gain (loss)
    on investments ......................        (0.42)          (5.41)           (0.60)          17.10
                                               -------         -------          -------         -------
         Total income (loss) from
           investment operations ........        (0.46)          (5.50)           (0.99)          16.99
                                               -------         -------          -------         -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..           --              --               --              --
  Distributions from capital gains ......           --              --            (0.49)             --
                                               -------         -------          -------         -------
         Total distributions ............           --              --            (0.49)             --
                                               -------         -------          -------         -------
Net asset value, end of period ..........      $ 19.55         $ 20.01          $ 25.51         $ 26.99
                                               =======         =======          =======         =======
         Total Return ...................        (2.30)%        (21.56)%          (3.64)%        169.90 %
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
    000's) ..............................      $25,831         $25,512          $42,099         $21,997
  Ratio of expenses before fees paid
    indirectly to average net assets ....         2.18 %+         2.10 %+          2.04 %+         2.10 %+
  Ratio of net expenses to average net
    assets ..............................         1.83 %+#        2.07 %+#         2.04 %+         2.10 %+
  Ratio of net investment loss to average
    net assets ..........................        (0.22)%+#       (0.40)%+#        (1.21)%+        (1.26)%+
  Portfolio turnover ....................       367.45 %        587.41 %         500.76 %        214.90 %

--------------------------------------------------------------------------------

 + Such ratios are after administrative agent and transfer agent waivers and adviser expense reimbursements, when applicable. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1998 through December 31, 2001. The adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) will not exceed the Fund's operating expense cap for the first fifty-four months of its operations. For the period from December 31, 1998 through June 30, 2002, the Fund's operating expense cap was 2.10% of average net assets. Beginning July 1, 2002 through June 30, 2003, the Fund will be reimbursed for expenses exceeding the 2.10% expense cap after reduction of amounts received through commission recapture programs that are applied to Fund expenses.

 # Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

      Notes to Financial Statements are an integral part of this Schedule.

                                                                      EXHIBIT F
--------------------------------------------------------------------------------
        DRIEHAUS ASIA PACIFIC GROWTH FUND  -- PORTFOLIO MANAGER'S LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    For the year ended December 31, 2002, the Driehaus Asia Pacific Growth Fund returned -15.48%. This compares with a return of -8.34% for the Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Free Index for the same period.

    In the five years since the fund's inception on December 31, 1997, through December 31, 2002, the Driehaus Asia Pacific Growth Fund posted an annualized return of 11.55%, compared with -3.33% for the MSCI AC Asia Pacific Free Index over the same time.(1)

    While selected markets within the Asia-Pacific region performed well during 2002, the significant erosion of the U.S. dollar and the sluggish recovery of the American economy had a generally negative impact on the region's export-dependent economies. Many of these markets also suffered from the fact that the much-anticipated recovery in the technology sector never got underway. With the exception of South Korea, the countries where the fund had double-digit weightings--Hong Kong, Japan, China, and Taiwan--all ended the year in the negative column. Our significant overweighting of South Korea, Thailand, Indonesia, and India--all countries with positive returns for 2002--was not enough to offset the general downward trend in the region, and--like its benchmark--the fund ended the year with a loss.

    During the first half of the year, our strategy of overweighting selected markets and our purchase of a number of small cap stocks with little exposure to developments in the U.S. market, especially in Hong Kong and South Korea, worked well for the fund. South Korean consumers, in particular, represented a strong force in that country's economy, as they took advantage of more accessible and more affordable consumer credit to maintain spending levels and create demand for domestic goods and services. We played this trend by investing in the finance sector as well as consumer-related shares, such as discount retailers.

    Based on industry-specific earnings improvements and market share gains, we also increased our weighting in Japan, allocating as much as 45% of the fund's assets to Japanese stocks in the third quarter of 2002. Our investment themes there included auto parts, electronics, and property stocks, particularly in the development of American-style shopping malls, which represent an underpenetrated area of the Japanese market.

    By the second half, however, Chinese officials had clamped down on entrepreneurs in Hong Kong, triggering a decline in our small cap holdings there, while the South Korean government placed restrictions on credit card lending, dampening what had been one of Asia's healthiest markets. Then, in December, the geopolitical situation worsened, as North Korea announced that it was expelling UN inspectors in a prelude to its decision to withdraw from the nuclear arms treaty, renewing old tensions with South Korea and the U.S. The effect on investor sentiment and the South Korean market was immediate.

    Although we remained underweight in Japan throughout the year in favor of better growth stories elsewhere in the region, our exposure was at historical highs for the fund. Consequently, the performance of the Japanese market, which was among the worst in the region for 2002, had a negative impact on the fund's annual return. By year-end 2002, given the continued disarray in the banking industry and the ongoing deflation in the Japanese economy, we had reduced our exposure to Japan to less than 15%, the lowest level in the five-year history of the fund.

    As we worked to reduced our exposure to Japan, we reallocated assets to various sectors of the market, including commodity plays in China and Hong Kong, banking and generic pharmaceuticals in India, and internet-related stocks in South Korea and China. As part of this process, we had also built up a large cash position, which took time to redeploy into the market. This further impacted the fund's performance, as we were not able to fully capitalize on the rally in Southeast Asian stocks during the fourth quarter.

    Looking ahead to 2003, we believe that the perceived risks of investing in the markets of the Asia-Pacific region are outweighed by the risk of missing a potential turn in these markets in coming months. Despite the overall political and economic climate in the region, many of these economies are showing signs that they are ready for a rebound. As with markets around the world, a resolution of the situations in Iraq and North Korea--or a sharp surge in the U.S. market--could provide the stimulus needed.

Sincerely,

/s/ Eric J. Ritter
Eric J. Ritter, CFA
Portfolio Manager
January 30, 2003

---------------

(1) During these periods, the Fund's returns reflect fee waivers and/or reimbursements without which performance would have been lower.

DRIEHAUS ASIA PACIFIC GROWTH FUND

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund's inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

----------------------------------------------------------------------------------------------------------
                                                                                    Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02        1 Year    3 Years   5 Years   (12/31/97 - 12/31/02)
----------------------------------------------------------------------------------------------------------
 Driehaus Asia Pacific Growth Fund (DRAPX)(1)      -15.48%   -21.77%   11.55%           11.55%
 MSCI AC Asia Pacific Free Index(2)                 -8.34%   -19.59%   -3.33%           -3.33%
 Lipper Pacific Region Fund Index(3)                -8.37%   -21.24%   -3.30%           -3.30%
----------------------------------------------------------------------------------------------------------

(PERFORMANCE GRAPH)

                                                                              MSCI AC ASIA PACIFIC        LIPPER PACIFIC REGION
                                                         DRAPX1                    FREE INDEX2                 FUND INDEX3
                                                         ------               --------------------        ---------------------
Jan 1998                                                   10000                      10000                        10000
                                                            9950                      10410                        10282
Jun 1998                                                    8500                       9272                         8880
                                                            8300                       8062                         8082
Dec 1998                                                    9900                      10256                         9705
                                                           12160                      11381                        10443
Jun 1999                                                   16940                      12816                        12887
                                                           21940                      13949                        13647
Dec 1999                                                   36084                      16234                        17308
                                                           38271                      16255                        16825
Jun 2000                                                   30635                      15161                        14815
                                                           26679                      13392                        13055
Dec 2000                                                   25399                      11617                        11237
                                                           21857                      10733                        10193
Jun 2001                                                   21886                      10816                        10456
                                                           18373                       8821                         8488
Dec 2001                                                   20436                       9209                         9228
                                                           23371                       9639                      9827.56
Jun 2002                                                 22367.4                       9854                         9883
                                                           19129                       8609                         8545
Dec 2002                                                   17274                       8441                         8456

---------------

(1) The returns for these periods reflect fee waivers and/or reimbursements without which performance would have been lower.

(2) The Morgan Stanley Capital International All Country Asia Pacific Free Index (MSCI AC Asia Pacific Free Index) is a recognized benchmark of Asian and Pacific Basin stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 14 Asian and Pacific Basin countries. This index aims to capture 85 percent of the free float adjusted market capitalization in each industry group in each country. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc. The Fund's performance has previously been compared to the Morgan Stanley Capital International Asia Pacific Index. This index has been discontinued by Morgan Stanley because it was comprised of securities regardless of any restrictions a foreign investor who wished to invest directly in those securities would face. Morgan Stanley replaced this index with the MSCI AC Asia Pacific Free Index which, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities.

(3) The Lipper Pacific Region Fund Index is an equally weighted managed index of the largest qualifying funds that invest in securities with primary trading markets concentrated in the Western Pacific Basin or a single country within this region. Data is in U.S. dollars. Source: Lipper Analytical Services.

--------------------------------------------------------------------------------
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                    Number       Market
                                      of          Value
                                    Shares      (Note A)
----------------------------------------------------------
EQUITY SECURITIES -- 89.0%
----------------------------------------------------------
FAR EAST -- 88.2%

  SOUTH KOREA -- 20.1%
    Daum Communications
      Corp.** ....................    11,132   $   295,652
    DGI Co., Ltd. ................    19,497       271,237
    Feelingk Co., Ltd. ...........    36,142       296,803
    Internet Auction Co.,
      Ltd.** .....................     8,711       190,958
    KH Vatec Co., Ltd. ...........     7,858       395,534
    Korea Zinc Co., Ltd. .........    10,900       165,423
    LG Chem, Ltd. ................     7,650       261,869
    LG Electronics, Inc.** .......     7,250       252,456
    Pantech Co., Ltd.** ..........    23,940       288,640
    POSCO -- ADR..................     4,100       101,393
    Pulmuone Co., Ltd. ...........     6,190       212,674
    RFTech Co., Ltd. .............    33,577       242,050
    Samsung Electronics Co.,
      Ltd. .......................     1,500       397,116
    Seoul City Gas Co., Ltd. .....     4,740        74,334
    Sindo Ricoh Co., Ltd. ........     3,350       185,005
    SK Telecom Co., Ltd. -- ADR...    13,300       283,955
    You Eal Electronics Co.,
      Ltd. .......................    13,692       289,759
                                               -----------
                                                 4,204,858
                                               -----------
  JAPAN -- 13.9%
    Canon, Inc. ..................     6,000       226,005
    Casio Computer Co., Ltd. .....    51,000       284,073
    Daito Trust Construction Co.,
      Ltd. .......................    13,300       294,198
    JSR Corp. ....................    43,000       431,920
    Nidec Copal Corp. ............    12,000       173,220
    Nippon Yusen Kabushiki
      Kaisha .....................    48,000       161,793
    Nissan Motor Co., Ltd. .......    38,300       298,861
    Softbank Corp. ...............    13,900       158,713
    Stanley Electric Co., Ltd. ...    15,000       167,481
    Toyoda Gosei Co., Ltd. .......     9,100       171,004
    Tsumura & Co.** ..............    29,000       263,925
    Uniden Corp. .................    40,000       257,184
                                               -----------
                                                 2,888,377
                                               -----------
  TAIWAN -- 12.8%
    Chia Hsin Cement Corp.** .....   414,000       174,435
    China Motor Co., Ltd. ........   180,000       328,731
    Compal Electronics, Inc. .....   597,000       618,119
    CTCI Corp. ...................   178,000        94,708
    Epistar Corp.** ..............       436           803
    Gemtek Technology Corp. ......    60,000       157,032
    High Tech Computer Corp. .....   103,000       438,423
    Hon Hai Precision Industry
      Co., Ltd. -- GDR............    21,000       157,500
    Largan Precision Co., Ltd. ...    26,000       145,067
    Wan Hai Lines Co., Ltd. ......   174,000       140,121
    Yulon Motor Co., Ltd. ........   350,480       402,190
                                               -----------
                                                 2,657,129
                                               -----------

                                    Number       Market
                                      of          Value
                                    Shares      (Note A)
----------------------------------------------------------
  HONG KONG -- 11.1%
    China Insurance International
      Holdings Co., Ltd. .........   458,000   $   233,453
    China Pharmaceutical
      Enterprise and Investment
      Corp., Ltd. ................ 2,280,000       409,316
    CNOOC, Ltd. -- ADR............     8,400       218,820
    Cosco Pacific, Ltd. ..........   182,000       149,365
    Dah Sing Financial Group .....    79,200       401,161
    Denway Motors, Ltd. .......... 1,316,000       442,977
    SINA.com -- ADR** ............    69,114       449,241
                                               -----------
                                                 2,304,333
                                               -----------
  CHINA -- 10.2%
    Aluminum Corp. of China,
      Ltd. ....................... 1,154,000       167,217
    China Oilfield Services,
      Ltd.** .....................   684,000       166,650
    Shenzhen Expressway Co.,
      Ltd. ....................... 1,316,000       261,567
    Sinopec Shanghai Petrochemical
      Co., Ltd.** ................ 2,736,000       413,994
    Travelsky Technology,
      Ltd. -- H...................   490,000       339,302
    Yanzhou Coal Mining Co.,
      Ltd. -- H...................   420,000       166,958
    Zhejiang Expressway Co.,
      Ltd. -- H................... 1,576,000       606,281
                                               -----------
                                                 2,121,969
                                               -----------
  THAILAND -- 5.6%
    Land and Houses Public Co.,
      Ltd. (Foreign) .............   237,300       443,217
    Major Cineplex Group Public
      Co., Ltd. (Foreign)** ......   216,200       403,807
    Noble Development Public Co.,
      Ltd. (Foreign)** ...........   746,400       155,861
    Thai Farmers Bank Public Co.,
      Ltd. (Foreign)** ...........   228,300       158,910
                                               -----------
                                                 1,161,795
                                               -----------
  INDONESIA -- 5.3%
    PT Astra Agro Lestari Tbk ....   668,000       115,687
    PT Bank Central Asia Tbk ..... 1,414,000       394,972
    PT Hanjaya Mandala Sampoerna
      Tbk ........................   475,500       196,575
    PT Telekomunikasi
      Indonesia -- ADR ...........    46,400       393,936
                                               -----------
                                                 1,101,170
                                               -----------
  AUSTRALIA -- 3.0%
    MIM Holdings, Ltd. ...........   191,234       162,603
    News Corp., Ltd. -- ADR.......     4,400       115,500
    Ten Network Holdings,
      Ltd.** .....................   266,663       336,354
                                               -----------
                                                   614,457
                                               -----------

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                    Number       Market
                                      of          Value
                                    Shares      (Note A)
----------------------------------------------------------
  MALAYSIA -- 2.1%
    Maxis Communications
      Berhad** ...................   198,000   $   281,370
    Resorts World Berhad .........    65,000       159,935
                                               -----------
                                                   441,305
                                               -----------
  SINGAPORE -- 1.9%
    Haw Par Corp., Ltd. ..........       940         1,767
    Neptune Orient Lines,
      Ltd.** .....................   326,000       172,913
    Venture Corp., Ltd. ..........    27,000       216,372
                                               -----------
                                                   391,052
                                               -----------
  NEW ZEALAND -- 1.3%
    Sky City Entertainment Group,
      Ltd. .......................    62,278       263,529
                                               -----------
  INDIA -- 0.9%
    Ranbaxy Laboratories, Ltd. --
      GDR.........................    13,769       176,932
                                               -----------
    Total Far East................              18,326,906
                                               -----------
  NORTH AMERICA -- 0.8%
    CAYMAN ISLANDS -- 0.8%
    Harbin Brewery Group,
      Ltd.** .....................   592,000       157,520
                                               -----------
    Total North America ..........                 157,520
                                               -----------
    Total Equity Securities
      (Cost $18,309,516) .........              18,484,426
                                               -----------


                                    Number       Market
                                      of          Value
                                    Shares      (Note A)
----------------------------------------------------------
EQUITY CERTIFICATES -- 4.4% (Note C)
----------------------------------------------------------
FAR EAST -- 4.4%

  INDIA -- 4.4%
    ICICI Bank, Ltd.+ ............   102,995   $   302,332
    Satyam Computer Services,
      Ltd.+ ......................    67,517       390,052
    Tata Engineering and
      Locomotive Co., Ltd.+ ......    63,650       213,558
                                               -----------
                                                   905,942
                                               -----------
    Total Equity Certificates
      (Cost $905,450) ............                 905,942
                                               -----------
----------------------------------------------------------
  TOTAL INVESTMENTS
    (COST $19,214,966) ...........     93.4%   $19,390,368
  Other Assets in Excess of
    Liabilities ..................      6.6%     1,378,750
                                   ---------   -----------
Net Assets .......................    100.0%   $20,769,118
==========================================================

The federal income tax basis and unrealized appreciation
(depreciation) for all investments is as follows:

Basis ......................................   $19,304,033
                                               ===========
Gross Appreciation .........................   $   816,400
Gross Depreciation .........................      (730,065)
                                               -----------
      Net Appreciation .....................   $    86,335
                                               ===========

** Non-income producing security.

 + Restricted security.

ADR--American Depository Receipt
GDR--Global Depository Receipt

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                      SCHEDULE OF INVESTMENTS BY INDUSTRY
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                              PERCENT OF
INDUSTRY                                                      NET ASSETS
--------                                                      ----------
Appliances .................................................      0.9%
Automobiles ................................................      8.9%
Banking ....................................................      4.1%
Beverages ..................................................      0.8%
Broadcast & Publishing Services ............................      1.6%
Building Materials .........................................      1.6%
Business & Publishing Services .............................      1.0%
Chemicals ..................................................      5.3%
Communications .............................................      0.6%
Computer Manufacturers .....................................      4.9%
Construction ...............................................      1.4%
Consumer Non-Durables/Multi-Industry .......................      0.6%
Consumer Services/Multi-Industry ...........................      0.7%
Data Processing ............................................      1.1%
Drugs ......................................................      0.9%
Electrical .................................................      0.8%
Electrical & Electronics ...................................      4.7%
Electronic Components ......................................      4.7%
Electronic Instruments .....................................      1.9%
Energy Sources .............................................      2.7%
Financial Services .........................................      1.9%
Food & Household ...........................................      1.0%
Gas ........................................................      0.4%
Health Care ................................................      3.2%
Home Products ..............................................      1.2%
Industrial Components ......................................      0.8%
Insurance ..................................................      1.1%
Internet Content ...........................................      2.2%
Investments ................................................      0.8%
Leisure ....................................................      1.9%
Leisure & Tourism ..........................................      0.8%
Metals -- Nonferrous .......................................      1.6%
Office/Communications Equipment ............................      1.2%
Oil ........................................................      0.5%
Other Computers ............................................      2.8%
Photo-Optical Equipment ....................................      0.7%
Real Estate ................................................      2.1%
Recreation .................................................      3.5%
Software & EDP Services ....................................      1.6%
Technology/Multi-Industry ..................................      2.9%
Telecommunications .........................................      4.6%
Tobacco ....................................................      0.9%
Transportation/Multi-Industry ..............................      2.9%
Transportation -- R & R ....................................      1.3%
Transportation -- Shipping .................................      2.3%
Other Assets in Excess of Liabilities ......................      6.6%
                                                                ------

TOTAL  .....................................................    100.0%
                                                                ======


      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

ASSETS:
    Investments, at market value (Cost $19,214,966) ........    $ 19,390,368
    Foreign currency (Cost $582,565) .......................         584,115
    Cash ...................................................         713,276
    Receivables:
         Dividends .........................................           5,262
         Investment securities sold ........................         641,956
         Fund shares sold ..................................           1,000
    Prepaid expenses .......................................           4,220
                                                                ------------
----------------------------------------------------------------------------
             TOTAL ASSETS ..................................      21,340,197
                                                                ------------
----------------------------------------------------------------------------
LIABILITIES:
    Payables:
         Investment securities purchased ...................         414,838
         Fund shares redeemed ..............................          89,964
         Due to affiliates .................................          11,475
         Net unrealized depreciation on unsettled foreign
          currency forward contracts from transaction
          hedges ...........................................           3,605
    Accrued expenses .......................................          51,197
                                                                ------------
----------------------------------------------------------------------------
             TOTAL LIABILITIES .............................         571,079
                                                                ------------
----------------------------------------------------------------------------
NET ASSETS .................................................    $ 20,769,118
                                                                ============
SHARES OUTSTANDING .........................................       1,828,114
                                                                ============
NET ASSET VALUE PER SHARE ..................................    $      11.36
                                                                ============
============================================================================
NET ASSETS CONSISTED OF THE FOLLOWING AT DECEMBER 31, 2002:
    Paid-in capital ........................................    $ 28,452,274
    Undistributed net investment loss ......................         (21,544)
    Undistributed net realized loss ........................      (7,839,845)
    Unrealized net foreign exchange gain ...................           2,831
    Unrealized net appreciation on investments .............         175,402
                                                                ------------
             NET ASSETS ....................................    $ 20,769,118
                                                                ============
============================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

INVESTMENT LOSS:
    Income:
         Dividends (Net of non-reclaimable foreign taxes of
          $30,303) .........................................    $   290,434
         Interest ..........................................         14,397
                                                                -----------
----------------------------------------------------------------------------
           Total income ....................................        304,831
                                                                -----------
----------------------------------------------------------------------------
    Expenses:
         Investment advisory fee ...........................        365,866
         Administration fee ................................        114,000
         Professional fees .................................         58,200
         Federal and state registration fees ...............         15,100
         Custodian fee .....................................         93,055
         Transfer agent fees ...............................         43,394
         Trustees' fees ....................................          6,710
         Amortization of organization costs ................          5,900
         Miscellaneous .....................................         42,168
                                                                -----------
         Total expenses ....................................        744,393
                                                                -----------
----------------------------------------------------------------------------
         Fees paid indirectly ..............................       (110,645)
         Expense reimbursement from advisor ................       (121,855)
                                                                -----------
           Net expenses ....................................        511,893
                                                                -----------
----------------------------------------------------------------------------
             Net investment loss ...........................       (207,062)
                                                                -----------
----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss from security transactions ...........     (1,757,316)
    Net realized foreign exchange loss .....................       (238,239)
    Net change in unrealized foreign exchange gain .........          8,476
    Net change in unrealized appreciation of investments ...     (2,083,289)
                                                                -----------
----------------------------------------------------------------------------
             Net realized and unrealized loss on
             investments ...................................     (4,070,368)
                                                                -----------
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......    $(4,277,430)
                                                                ===========
============================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the year        For the year
                                                                     ended               ended
                                                               December 31, 2002   December 31, 2001
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
    Operations:
         Net investment loss ...............................     $   (207,062)        $  (222,425)
         Net realized and unrealized loss on investments ...       (4,070,368)         (4,136,968)
                                                                 ------------         -----------
----------------------------------------------------------------------------------------------------
             Net decrease in net assets resulting from
               operations ..................................       (4,277,430)         (4,359,393)
                                                                 ------------         -----------
----------------------------------------------------------------------------------------------------
    Distributions to shareholders:
         Net investment income .............................               --                  --
         Capital gains .....................................               --            (676,407)
                                                                 ------------         -----------
             Total distributions to shareholders ...........               --            (676,407)
                                                                 ------------         -----------
----------------------------------------------------------------------------------------------------
    Capital share transactions:
         Proceeds from shares sold .........................       14,529,286          14,859,203
         Reinvestment of distributions .....................               --             674,606
         Cost of shares redeemed ...........................      (10,029,199)         (9,006,571)
                                                                 ------------         -----------
             Net increase in net assets derived from capital
               share transactions ..........................        4,500,087           6,527,238
                                                                 ------------         -----------
             Total increase in net assets ..................          222,657           1,491,438
                                                                 ------------         -----------
----------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------
    Beginning of period ....................................     $ 20,546,461         $19,055,023
                                                                 ------------         -----------
    End of period ..........................................     $ 20,769,118         $20,546,461
                                                                 ============         ===========
====================================================================================================
    Capital share transactions are as follows:
         Shares issued .....................................        1,061,299             979,554
         Shares reinvested .................................               --              49,531
         Shares redeemed ...................................         (762,407)           (602,786)
                                                                 ------------         -----------
             Net increase from capital share transactions...          298,892             426,299
                                                                 ============         ===========
====================================================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                   For the period
                                                                                                                      from the
                                                                                                  For the three     commencement
                                                                                                  month period     of operations
                                                                                                   October 1,       December 31,
                                 For the year       For the year    For the year   For the year       1998              1997
                                     ended             ended           ended          ended          through          through
                                 December 31,       December 31,    December 31,   December 31,   December 31,     September 30,
                                     2002               2001            2000           1999           1998              1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period .....................      $ 13.44           $ 17.28         $ 31.19        $  9.90         $ 8.30            $10.00
                                    -------           -------         -------        -------         ------            ------
  INCOME (LOSS) FROM
    INVESTMENT OPERATIONS:
  Net investment loss ........        (0.11)            (0.15)          (0.23)         (0.23)         (0.04)            (0.02)
  Net realized and unrealized
    gain (loss) on
    investments ..............        (1.97)            (3.22)          (8.83)         25.85           1.64             (1.68)
                                    -------           -------         -------        -------         ------            ------
        Total income (loss)
          from investment
          operations .........        (2.08)            (3.37)          (9.06)         25.62           1.60             (1.70)
                                    -------           -------         -------        -------         ------            ------
  LESS DISTRIBUTIONS:
  Dividends from net
    investment income ........           --                --              --             --             --                --
  Distributions from capital
    gains ....................           --             (0.47)          (4.85)         (4.33)            --                --
                                    -------           -------         -------        -------         ------            ------
        Total distributions...           --             (0.47)          (4.85)         (4.33)            --                --
                                    -------           -------         -------        -------         ------            ------
Net asset value, end of
  period .....................      $ 11.36           $ 13.44         $ 17.28        $ 31.19         $ 9.90            $ 8.30
                                    =======           =======         =======        =======         ======            ======
        Total Return .........       (15.48)%          (19.54)%        (29.61)%       264.49 %        19.28 %**        (17.00)%**
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
    (in 000's) ...............      $20,769           $20,546         $19,055        $30,032         $4,965            $3,582
  Ratio of expenses before
    fees paid indirectly to
    average net assets .......         2.55 %+           2.50 %+         2.36 %+        2.60 %+        2.95 %*+          2.95 %*+
  Ratio of net expenses to
    average net assets .......         2.10 %+#          2.45 %+#        2.36 %+        2.60 %+        2.95 %*+          2.95 %*+
  Ratio of net investment loss
    to average net assets ....        (0.85)%+#         (1.19)%+#       (0.76)%+       (1.88)%+       (2.64)%*+         (0.45)%*+
  Portfolio turnover .........       486.17 %          710.11 %        648.73 %       362.55 %        92.40 %**        283.59 %**
  Annualized portfolio
    turnover .................       486.17 %          710.11 %        648.73 %       362.55 %       366.60 %          379.16 %

--------------------------------------------------------------------------------

 * Annualized

** Not Annualized

 + Such ratios are after administrative agent and transfer agent waivers and adviser expense reimbursements, when applicable. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1997 through December 31, 2000. The adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) will not exceed the Fund's operating expense cap for the first sixty-six months of its operations. For the period from December 31, 1997 through May 31, 1999, the Fund's operating expense cap was 2.95% of average net assets. For the period June 1, 1999 through June 30, 2002, the operating expense cap was reduced to 2.50% of average net assets. Beginning July 1, 2002 through June 30, 2003, the Fund will be reimbursed for expenses exceeding the 2.50% expense cap after reduction of amounts received through commission recapture programs that are applied to Fund expenses.

 # Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

      Notes to Financial Statements are an integral part of this Schedule.

                                                                       EXHIBIT C
--------------------------------------------------------------------------------
      DRIEHAUS EMERGING MARKETS GROWTH FUND -- PORTFOLIO MANAGER'S LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    For the year ended December 31, 2002, the Driehaus Emerging Markets Growth Fund returned -7.61%. This compares with a return of -6.00% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index for the same period.

    In the five years since the fund's inception on December 31, 1997, through December 31, 2002, the Driehaus Emerging Markets Growth Fund posted an annualized return of 5.52%, compared with the MSCI Emerging Markets Free Index's return of -4.58% over the same time.(1)

    For 2002, the emerging markets, as measured by the MSCI Emerging Markets Free Index, outperformed the more developed sectors of the global market, as represented by the major U.S. indexes and the MSCI Europe, Australia, Far East (EAFE(R)) Index. This continued a trend that began in 2001. In our opinion, this developing trend can be attributed to the attractive valuations of emerging markets, the abundance of strong earnings growth in selected countries and sectors, as well as the growing strength of domestic consumer demand in individual countries in Asia and Eastern Europe.

    2002 was a year of extreme volatility worldwide, fueled by an uncertain outlook for global economic growth and geopolitical turmoil. The Driehaus Emerging Markets Growth Fund's underperformance relative to the index in 2002 was due in part to the fund's aggressive investments in the information technology sector at the beginning of the year, specifically in companies geared toward the design and manufacturing of semiconductors and other electronic components for export. As the global economic recovery remained elusive and the U.S. dollar continued its strong year-long decline, these export-oriented companies suffered.

    Based on anemic global growth, particularly in the U.S., we worked to move the fund to positions that would be less affected by this trend. This included taking advantage of the growing domestic consumer markets in many of the emerging economies, including China, Thailand, Russia, the Czech Republic, Hungary, and South Africa. Rising incomes, better access to credit, and gathering strength in local currencies led to growth in consumer-related goods and services as well as financial services, where the retail customer had been underserved for years, especially in the area of mortgages, auto loans, and credit cards. By the end of the year, the fund held an overweight position in finance, its largest sector weighting, which benefited its performance in 2002.

    With the recent approval of eight Eastern European countries for entry into the European Union in 2004, including Hungary, Poland, Estonia, and the Czech Republic, we particularly like the potential of Eastern Europe. As part of the conditions for entry, these countries will have to meet European Union laws and standards on issues ranging from budget deficits to inflation to food safety and humanitarian concerns. We have already seen interest rates and inflation drop and currencies strengthen in the region, as these economies become more integrated with those of Western Europe and ultimately move toward a monetary union. All of these changes are expected to spark an increased amount of investment in infrastructure throughout the region and spur continued economic growth over the next few years.

    We also are positive on China, and our decision to overweight Hong Kong was based in part on our strategy of capitalizing on the strong growth taking place in the Chinese economy. With GDP estimates of 8.0% and 7.2% in 2002 and 2003, respectively, China is Asia's fastest growing market, according to the International Monetary Fund. Already the world's sixth largest trading economy, the country is expected to pass the UK and France by 2007, moving into the number four slot. As part of its entry into the World Trade Organization in 2001, China is in the process of implementing trade and investment reforms and relaxing investment barriers, particularly in finance, telecommunications, and transportation. All of this contributes to a business environment that is becoming more predictable. We have played these trends by investing in construction, especially of tollroads, automobiles and consumer goods.

    In South America, which experienced a chaotic 2002, Brazil -- at 6.2% of the fund -- accounted for approximately 85% of our exposure in the region, with Argentina and Chile representing just over 1% of the fund's assets. Now that Brazil has completed a major devaluation as well as its presidential elections, we are inclined to view the outlook there in a slightly more positive light. In general, however, in view of the region's ongoing debt concerns and poor performance in 2002, our exposure remains relatively market-weight in Brazil and underweight in the other South American countries.

    We believe the emerging economies still have room to perform well going forward. Growth forecasts in many of these countries remain good, and we continue to particularly favor the prospects of China and Eastern and Central Europe for the reasons discussed above. Overall, we are optimistic about the potential of the emerging markets in 2003.

Sincerely,

/s/ Emery R. Brewer
Emery R. Brewer
Portfolio Manager
January 30, 2003

---------------

(1) During these periods, the Fund's returns reflect fee waivers and/or reimbursements without which performance would have been lower.

DRIEHAUS EMERGING MARKETS GROWTH FUND

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund's inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

--------------------------------------------------------------------------------------------------------------------
                                                                                              Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02                   1 Year   3 Years   5 Years   (12/31/97 - 12/31/02)
--------------------------------------------------------------------------------------------------------------------
 Driehaus Emerging Markets Growth Fund (DREGX)(1)             -7.61%   -11.22%    5.52%            5.52%
 MSCI EMF Index(2)                                            -6.00%   -13.97%   -4.58%           -4.58%
 Lipper Emerging Markets Fund Index(3)                        -4.63%   -14.00%   -4.71%           -4.71%
--------------------------------------------------------------------------------------------------------------------

(PERFORMANCE GRAPH)

                                                                                                             LIPPER EMERGING
                                                         DREGX1                  MSCI EHF INDEX2           MARKETS FUND INDEX3
                                                         ------                  ---------------           -------------------
Jan 1998                                                  10000                       10000                       10000
                                                          10550                       10619                       10511
Jun 1998                                                   9520                        8113                        8300
                                                           7560                        6328                        6331
Dec 1998                                                   8730                        7466                        7313
                                                           9380                        8395                        7894
Jun 1999                                                  12230                       10443                        9880
                                                          11480                        9904                        9189
Dec 1999                                                  18696                       12424                       12356
                                                          22169                       12725                       12613
Jun 2000                                                  18686                       11432                       11171
                                                          16599                        9945                        9791
Dec 2000                                                  14447                        8621                        8539
                                                          13255                        8152                        7950
Jun 2001                                                  14011                        8480                        8437
                                                          11232                        6648                        6696
Dec 2001                                                  14161                        8417                        8240
                                                          16295                        9377                        9236
Jun 2002                                                  14502                        8591                        8586
                                                          12133                        7190                        7206
Dec 2002                                                  13083                        7912                        7858

---------------

(1) The returns for these periods reflect fee waivers and/or reimbursements without which performance would have been lower.

(2) The Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index) is a recognized benchmark of Emerging Markets stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 26 Emerging Markets countries. This index aims to capture 85 percent of the free float adjusted market capitalization in each industry group in each country. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc. The Fund's performance has previously been compared to the Morgan Stanley Capital International Emerging Markets Index. This index has been discontinued by Morgan Stanley because it was comprised of securities regardless of any restrictions a foreign investor who wished to invest directly in those securities would face. Morgan Stanley replaced this index with the MSCI EMF Index which, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities.

(3) The Lipper Emerging Markets Fund Index is an equally weighted managed index of the largest qualifying funds. Funds in this index seek long-term capital appreciation by investing at least 65% of their total assets in emerging market equity securities, where "emerging markets" is defined by a country's per-capita GNP or other economic measure. Data is in U.S. dollars. Source:
    Lipper Analytical Services.

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                    Number       Market
                                      of          Value
                                    Shares      (Note A)
----------------------------------------------------------
EQUITY SECURITIES -- 94.8%
----------------------------------------------------------
FAR EAST -- 50.3%

  SOUTH KOREA -- 17.2%
    Daegu Bank** ................     39,170   $   157,202
    Daum Communications
      Corp.** ...................     14,830       393,866
    DGI Co., Ltd. ...............     10,957       152,431
    Hanmi Pharmaceutical
      Industrial Co., Ltd. ......     20,060       317,970
    KH Vatec Co., Ltd. ..........      3,253       163,740
    Kookmin Bank ................     11,386       403,197
    KT Corp. ....................      4,750       203,048
    LG Chem, Ltd. ...............      8,670       296,785
    Pantech Co., Ltd.** .........     45,600       549,791
    Pulmuone Co., Ltd. ..........     21,570       741,096
    Samsung Electronics Co.,
      Ltd. ......................      4,880     1,291,951
    Shinsegae Co., Ltd. .........      1,240       156,300
    Sindo Ricoh Co., Ltd. .......      9,190       507,521
    SK Telecom Co., Ltd. ........      2,060       397,740
    You Eal Electronics Co.,
      Ltd. ......................     18,700       395,742
                                               -----------
                                                 6,128,380
                                               -----------
  TAIWAN -- 9.7%
    Chang Hwa Commercial Bank ...    651,000       310,802
    China Motor Co., Ltd. .......    324,000       591,716
    Chinatrust Financial Holding
      Co., Ltd.** ...............    196,000       159,528
    Compal Electronics, Inc. --
      GDR .......................     66,450       342,218
    Epistar Corp.** .............    100,196       184,427
    High Tech Computer Corp. ....     39,000       166,005
    Hon Hai Precision Industry
      Co., Ltd. .................     68,700       237,101
    Largan Precision Co.,
      Ltd. ......................     83,000       463,100
    UPC Technology Corp.** ......  1,087,000       431,423
    Zyxel Communications
      Corp.** ...................    285,000       606,557
                                               -----------
                                                 3,492,877
                                               -----------
  THAILAND -- 5.3%
    Land and Houses Public Co.,
      Ltd. (Foreign) ............    330,855       617,954
    Major Cineplex Group Public
      Co., Ltd. (Foreign)** .....    362,100       676,312
    Noble Development Public Co.,
      Ltd. (Foreign)** ..........  1,541,800       321,954
    TISCO Finance Public Co.,
      Ltd. (Foreign)** ..........    562,500       292,343
                                               -----------
                                                 1,908,563
                                               -----------
  CHINA -- 5.2%
    Anhui Conch Cement Co.,
      Ltd. -- H .................  1,182,000       397,872
    Tsingtao Brewery Co.,
      Ltd. -- H .................  1,214,000       611,019
    Zhejiang Expressway Co.,
      Ltd. -- H .................  2,206,000       848,639
                                               -----------
                                                 1,857,530
                                               -----------

                                    Number       Market
                                      of          Value
                                    Shares      (Note A)
----------------------------------------------------------
  HONG KONG -- 5.0%
    China Pharmaceutical
      Enterprise and Investment
      Corp., Ltd. ...............  2,592,000   $   465,328
    CNOOC, Ltd. .................    269,500       350,769
    Denway Motors, Ltd. .........    504,000       169,651
    Fountain Set Holdings,
      Ltd. ......................    640,000       352,894
    SINA.com -- ADR** ...........     68,313       444,035
                                               -----------
                                                 1,782,677
                                               -----------
  MALAYSIA -- 4.1%
    Gamuda Berhad ...............    340,000       492,108
    Malayawata Steel Berhad .....    371,000       185,501
    Maxis Communications
      Berhad** ..................    353,000       501,634
    Ranhill Berhad ..............    265,000       292,896
                                               -----------
                                                 1,472,139
                                               -----------
  INDONESIA -- 2.5%
    PT Bank Central Asia Tbk ....  1,327,000       370,670
    PT Telekomunikasi Indonesia
      Tbk .......................  1,259,000       541,581
                                               -----------
                                                   912,251
                                               -----------
  INDIA -- 1.3%
    State Bank of
      India -- GDR ..............     35,194       483,918
                                               -----------
    Total Far East ..............               18,038,335
                                               -----------
EUROPE -- 15.8%
  RUSSIA -- 6.5%
    AO VimpelCom -- ADR** .......     18,293       585,559
    Mobile Telesystems -- ADR ...     12,145       451,065
    Sberbank RF -- ADR** ........      2,882       554,785
    Sibneft -- ADR** ............    221,175       486,585
    YUKOS -- ADR ................     28,024       264,827
                                               -----------
                                                 2,342,821
                                               -----------
  HUNGARY -- 2.8%
    Magyar Tavkozlesi Rt ........     90,390       327,689
    OTP Bank Rt. -- GDR .........     35,230       688,747
                                               -----------
                                                 1,016,436
                                               -----------
  CZECH REPUBLIC -- 1.8%
    Komercni Banka AS ...........      9,283       641,311
                                               -----------
  ESTONIA -- 1.8%
    Hansabank, Ltd. .............     38,048       638,005
                                               -----------
  POLAND -- 1.4%
    Bank Pekao SA -- GDR ........     20,929       512,761
                                               -----------
  GREECE -- 0.8%
    Coca-Cola Hellenic Bottling
      Co., SA ...................     19,495       270,852
                                               -----------
  TURKEY -- 0.7%
    Ford Otomotiv Sanayi AS** ... 31,850,000       268,614
                                               -----------
    Total Europe ................                5,690,800
                                               -----------

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                    Number       Market
                                      of          Value
                                    Shares      (Note A)
----------------------------------------------------------
AFRICA -- 9.2%

  SOUTH AFRICA -- 9.2%
    African Rainbow Minerals
      Gold, Ltd.** ..............     45,130   $   415,770
    Aveng, Ltd. .................    348,535       406,193
    Foschini, Ltd. ..............    427,142       567,496
    Imperial Holdings, Ltd.** ...     36,800       235,883
    MTN Group, Ltd.** ...........     99,340       141,823
    Murray & Roberts Holdings,
      Ltd. ......................    245,670       363,615
    Nampak, Ltd. ................    235,792       388,840
    Standard Bank Group, Ltd. ...    221,424       778,033
                                               -----------
                                                 3,297,653
                                               -----------
    Total Africa ................                3,297,653
                                               -----------
SOUTH AMERICA -- 7.4%

  BRAZIL -- 6.2%
    Brasil Telecom Participacoes
      SA -- ADR .................     10,000       252,500
    Caemi Mineracao e Metalurgica
      SA (Pref.) ................  1,050,000       155,719
    Companhia Vale do Rio
      Doce -- A (Pref.) .........     23,450       646,592
    Gerdau SA (Pref.) ........... 58,400,000       569,148
    Petroleo Brasileiro SA --
      ADR .......................     19,500       291,330
    Telesp Celular Participacoes
      SA -- ADR** ...............     57,500       175,375
    Unibanco - Uniao de Bancos
      Brasileiros SA -- GDR .....     16,500       180,675
                                               -----------
                                                 2,271,339
                                               -----------
  CHILE -- 0.7%
    Distribucion y Servicio D&S
      SA -- ADR .................     23,400       234,000
                                               -----------
  ARGENTINA -- 0.5%
    Telecom Argentina Stet -
      France Telecom SA --
      ADR** .....................     72,257       162,578
                                               -----------
    Total South America .........                2,667,917
                                               -----------
NORTH AMERICA -- 6.8%

  MEXICO -- 6.5%
    America Movil SA de CV --
      ADR -- L ..................     45,574       654,443
    Grupo Financiero Banorte SA
      de CV -- O ................    246,147       599,842
    Grupo Televisa SA -- ADR** ..     17,035       475,788
    Wal-Mart de Mexico SA de
      CV -- V ...................    262,095       596,126
                                               -----------
                                                 2,326,199
                                               -----------
  CANADA -- 0.3%
    Telesystem International
      Wireless, Inc.** ..........    373,500       118,213
                                               -----------
    Total North America .........                2,444,412
                                               -----------

                                    Number       Market
                                      of          Value
                                    Shares      (Note A)
----------------------------------------------------------
MIDDLE EAST -- 5.3%

  ISRAEL -- 5.3%
    Agis Industries, Ltd. .......     27,702   $   271,186
    Taro Pharmaceutical
      Industries,
      Ltd. -- ADR** .............     19,523       734,065
    Teva Pharmaceutical
      Industries, Ltd. -- ADR ...     23,000       888,029
                                               -----------
                                                 1,893,280
                                               -----------
    Total Middle East ...........                1,893,280
                                               -----------
    Total Equity Securities (Cost
      $30,327,335) ..............               34,032,397
                                               -----------
----------------------------------------------------------
EQUITY CERTIFICATES -- 3.5% (Note C)
----------------------------------------------------------
FAR EAST -- 3.5%

  INDIA -- 3.5%
    Infosys Technologies,
      Ltd.+ .....................      3,900       388,798
    Mastek, Ltd.+ ...............     39,051       434,442
    Tata Engineering and
      Locomotive Co., Ltd.+ .....    134,680       451,878
                                               -----------
                                                 1,275,118
                                               -----------
    Total Equity Certificates
      (Cost $1,122,251) .........                1,275,118
                                               -----------
----------------------------------------------------------
RIGHTS -- 0.0%
----------------------------------------------------------
FAR EAST -- 0.0%

  THAILAND -- 0.0%
    TelecomAsia Corp. Public Co.,
      Ltd. (Foreign)
      -- Rights** ...............     27,883             0
                                               -----------
    Total Rights (Cost $0) ......                        0
                                               -----------
----------------------------------------------------------
  TOTAL INVESTMENTS
    (COST $31,449,586) ..........      98.3%   $35,307,515
  Other Assets in Excess of
    Liabilities .................       1.7%       624,481
                                  ----------   -----------
Net Assets ......................     100.0%   $35,931,996
==========================================================

The federal income tax basis and unrealized appreciation
(depreciation) for all investments is as follows:

Basis ......................................   $32,773,919
                                               ===========
Gross Appreciation .........................   $ 4,498,283
Gross Depreciation .........................    (1,964,687)
                                               -----------
Net Appreciation ...........................   $ 2,533,596
                                               ===========

** Non-income producing security.

 + Restricted security.

ADR -- American Depository Receipt
GDR -- Global Depository Receipt

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                      SCHEDULE OF INVESTMENTS BY INDUSTRY
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                          PERCENT OF
INDUSTRY                                  NET ASSETS
--------                                  ----------
Appliances .............................      1.4%
Automobiles ............................      4.1%
Banking ................................     14.5%
Basic Industries/Multi-Industry ........      1.8%
Beverages ..............................      1.7%
Broadcast & Publishing Services ........      1.3%
Building Materials .....................      1.1%
Chemicals ..............................      2.0%
Computer Manufacturers .................      0.9%
Construction ...........................      2.5%
Data Processing ........................      1.2%
Drugs ..................................      4.5%
Electrical .............................      1.0%
Electronic Components ..................      4.8%
Electronic Instruments .................      4.2%
Energy Sources .........................      3.1%
Financial Services .....................      4.3%
Food & Household .......................      2.8%
Forest Products ........................      1.1%
Gold Mining ............................      1.6%
Health Care ............................      2.9%

                                          PERCENT OF
INDUSTRY                                  NET ASSETS
--------                                  ----------
Industrial Components ..................      0.7%
Internet Content .......................      1.2%
Investments ............................      0.9%
Leisure ................................      1.9%
Merchandising ..........................      2.0%
Metals -- Steel ........................      2.1%
Miscellaneous Materials ................      1.8%
Office/Communications Equipment ........      1.6%
Oil ....................................      0.8%
Other Computers ........................      1.1%
Photo-Optical Equipment ................      1.3%
Real Estate ............................      1.7%
Retailing -- Foods .....................      0.7%
Retailing -- Goods .....................      1.7%
Semiconductors/Components ..............      0.5%
Technology/Multi-Industry ..............      1.1%
Telecommunications .....................      9.1%
Telephone Utilities ....................      1.9%
Textiles & Apparel .....................      1.0%
Transportation/Multi-Industry ..........      2.4%
Other Assets in Excess of
  Liabilities ..........................      1.7%
                                            ------
TOTAL ..................................    100.0%
                                            ======

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

ASSETS:
    Investments, at market value (Cost $31,449,586) ........    $  35,307,515
    Foreign currency (Cost $310,496) .......................          312,558
    Cash ...................................................          313,634
    Receivables:
         Dividends .........................................           47,609
         Investment securities sold ........................          437,720
         Fund shares sold ..................................           44,350
    Prepaid expenses .......................................            6,264
                                                                -------------
-----------------------------------------------------------------------------
             TOTAL ASSETS ..................................       36,469,650
                                                                -------------
-----------------------------------------------------------------------------
LIABILITIES:
    Payables:
         Investment securities purchased ...................          440,761
         Fund shares redeemed ..............................           12,884
         Due to affiliates .................................           39,974
         Net unrealized depreciation on unsettled foreign
          currency forward contracts from transaction
          hedges ...........................................              566
         Foreign taxes .....................................            1,003
    Accrued expenses .......................................           42,466
                                                                -------------
-----------------------------------------------------------------------------
             TOTAL LIABILITIES .............................          537,654
                                                                -------------
-----------------------------------------------------------------------------
NET ASSETS .................................................    $  35,931,996
                                                                =============
SHARES OUTSTANDING .........................................        2,931,265
                                                                =============
NET ASSET VALUE PER SHARE ..................................    $       12.26
                                                                =============
=============================================================================
NET ASSETS CONSISTED OF THE FOLLOWING AT DECEMBER 31, 2002:
    Paid-in capital ........................................    $  44,967,697
    Undistributed net investment loss ......................          (26,702)
    Undistributed net realized loss ........................      (12,870,501)
    Unrealized net foreign exchange gain ...................            3,573
    Unrealized net appreciation on investments .............        3,857,929
                                                                -------------
             NET ASSETS ....................................    $  35,931,996
                                                                =============
=============================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

INVESTMENT LOSS:
    Income:
         Dividends (Net of non-reclaimable foreign taxes of
          $60,478) .........................................    $   493,688
         Interest ..........................................          7,183
                                                                -----------
----------------------------------------------------------------------------
           Total income ....................................        500,871
                                                                -----------
----------------------------------------------------------------------------
    Expenses:
         Investment advisory fee ...........................        537,134
         Administration fee ................................        114,000
         Professional fees .................................         62,200
         Federal and state registration fees ...............         15,500
         Custodian fee .....................................        176,280
         Transfer agent fees ...............................         42,694
         Trustees' fees ....................................          7,325
         Amortization of organization costs ................          5,897
         Miscellaneous .....................................         44,568
                                                                -----------
         Total expenses ....................................      1,005,598
                                                                -----------
----------------------------------------------------------------------------
         Fees paid indirectly ..............................       (124,053)
         Expense reimbursement from advisor ................       (108,929)
                                                                -----------
           Net expenses ....................................        772,616
                                                                -----------
----------------------------------------------------------------------------
             Net investment loss ...........................       (271,745)
                                                                -----------
----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
         Net realized loss from security transactions ......     (4,039,552)
         Net realized foreign exchange loss ................       (310,083)
         Net change in unrealized foreign exchange gain ....          2,573
         Net change in unrealized appreciation of
          investments ......................................          7,764
                                                                -----------
----------------------------------------------------------------------------
             Net realized and unrealized loss on
             investments ...................................     (4,339,298)
                                                                -----------
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......    $(4,611,043)
                                                                ===========
============================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the year        For the year
                                                                     ended               ended
                                                               December 31, 2002   December 31, 2001
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
    Operations:
         Net investment loss................................     $   (271,745)        $  (181,845)
         Net realized and unrealized loss on investments....       (4,339,298)           (964,942)
                                                                 ------------         -----------
----------------------------------------------------------------------------------------------------
             Net decrease in net assets resulting from
               operations...................................       (4,611,043)         (1,146,787)
                                                                 ------------         -----------
----------------------------------------------------------------------------------------------------
    Distributions to shareholders:
         Net investment income..............................               --             (48,969)
         Capital gains......................................               --                  --
                                                                 ------------         -----------
             Total distributions to shareholders............               --             (48,969)
                                                                 ------------         -----------
----------------------------------------------------------------------------------------------------
    Capital share transactions:
         Proceeds from shares sold..........................       33,884,082           8,090,989
         Reinvestment of distributions......................               --              48,957
         Cost of shares redeemed............................      (15,294,504)         (9,148,876)
                                                                 ------------         -----------
             Net increase (decrease) in net assets derived
               from capital share transactions..............       18,589,578          (1,008,930)
                                                                 ------------         -----------
             Total increase (decrease) in net assets........       13,978,535          (2,204,686)
                                                                 ------------         -----------
----------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------
    Beginning of period.....................................     $ 21,953,461         $24,158,147
                                                                 ------------         -----------
    End of period...........................................     $ 35,931,996         $21,953,461
                                                                 ============         ===========
====================================================================================================
    Capital share transactions are as follows:
         Shares issued......................................        2,384,517             646,866
         Shares reinvested..................................               --               3,786
         Shares redeemed....................................       (1,107,044)           (776,986)
                                                                 ------------         -----------
             Net increase (decrease) from capital share
               transactions.................................        1,277,473            (126,334)
                                                                 ============         ===========
====================================================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                   For the period
                                                                                                                      from the
                                                                                                  For the three     commencement
                                                                                                  month period     of operations
                                                                                                   October 1,       December 31,
                                 For the year       For the year    For the year   For the year       1998              1997
                                     ended             ended           ended          ended          through          through
                                 December 31,       December 31,    December 31,   December 31,   December 31,     September 30,
                                     2002               2001            2000           1999           1998              1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period .....................      $ 13.27           $ 13.57         $ 18.36        $  8.73         $ 7.56            $10.00
                                    -------           -------         -------        -------         ------            ------
  INCOME (LOSS) FROM
    INVESTMENT OPERATIONS:
  Net investment income
    (loss) ...................        (0.09)            (0.11)           0.10          (0.14)         (0.03)            (0.03)
  Net realized and unrealized
    gain (loss) on
    investments ..............        (0.92)            (0.16)          (4.28)         10.05           1.20             (2.41)
                                    -------           -------         -------        -------         ------            ------
        Total income (loss)
          from investment
          operations .........        (1.01)            (0.27)          (4.18)          9.91           1.17             (2.44)
                                    -------           -------         -------        -------         ------            ------
  LESS DISTRIBUTIONS:
  Dividends from net
    investment income ........           --             (0.03)             --             --             --                --
  Distributions from capital
    gains ....................           --                --           (0.61)         (0.28)            --                --
                                    -------           -------         -------        -------         ------            ------
        Total distributions...           --             (0.03)          (0.61)         (0.28)            --                --
                                    -------           -------         -------        -------         ------            ------
Net asset value, end of
  period .....................      $ 12.26           $ 13.27         $ 13.57        $ 18.36         $ 8.73            $ 7.56
                                    =======           =======         =======        =======         ======            ======
        Total Return .........        (7.61)%           (1.98)%        (22.73)%       114.16 %        15.48 %**        (24.40)%**
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
    (in 000's) ...............      $35,932           $21,953         $24,158        $10,537         $4,028            $3,487
  Ratio of expenses before
    fees paid indirectly to
    average net assets .......         2.50 %+           2.50 %+         2.50 %+        2.58 %+        2.75 %*+          2.75 %*+
  Ratio of net expenses to
    average net assets .......         2.16 %+#          2.49 %+#        2.50 %+        2.58 %+        2.75 %*+          2.75 %*+
  Ratio of net investment
    income (loss) to average
    net assets ...............        (0.76)%+#         (0.79)%+#        0.78 %+       (1.29)%+       (1.23)%*+         (0.49)%*+
  Portfolio turnover .........       355.14 %          505.50 %        375.47 %       366.53 %        82.60 %**        261.21 %**
  Annualized portfolio
    turnover .................       355.14 %          505.50 %        375.47 %       366.53 %       327.69 %          349.24 %

--------------------------------------------------------------------------------

 * Annualized

** Not Annualized

 + Such ratios are after administrative agent and transfer agent waivers and adviser expense reimbursements, when applicable. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1997 through December 31, 2000. The adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) will not exceed the Fund's operating expense cap for the first sixty-six months of its operations. For the period from December 31, 1997 through May 31, 1999, the Fund's operating expense cap was 2.75% of average net assets. For the period June 1, 1999 through June 30, 2002, the operating expense cap was reduced to 2.50% of average net assets. Beginning July 1, 2002 through June 30, 2003, the Fund will be reimbursed for expenses exceeding the 2.50% expense cap after reduction of amounts received through commission recapture programs that are applied to Fund expenses.

 # Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                             DRIEHAUS MUTUAL FUNDS
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

    The DRIEHAUS MUTUAL FUNDS (the "TRUST") is a registered management investment company, organized as a Delaware statutory trust with five separate series ("FUNDS"). The TRUST was organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The five FUNDS included in the TRUST are as follows:

                            Fund                              Commencement of Operations
----------------------------------------------------------------------------------------
*DRIEHAUS INTERNATIONAL GROWTH FUND                                    10/28/96
 DRIEHAUS INTERNATIONAL DISCOVERY FUND                                 12/31/98
 DRIEHAUS EUROPEAN OPPORTUNITY FUND                                    12/31/98
 DRIEHAUS ASIA PACIFIC GROWTH FUND                                     12/31/97
 DRIEHAUS EMERGING MARKETS GROWTH FUND                                 12/31/97
----------------------------------------------------------------------------------------

* The DRIEHAUS INTERNATIONAL GROWTH FUND was the successor to the assets of the Driehaus International Large Cap Fund, L.P. (the "Partnership"), a Limited Partnership organized on July 1, 1990.

    The investment objective of the FUNDS is to maximize capital appreciation.

    The DRIEHAUS INTERNATIONAL GROWTH FUND seeks to achieve its objective by investing primarily in equity securities of foreign companies.

    The DRIEHAUS INTERNATIONAL DISCOVERY FUND seeks to achieve its objective by investing primarily in equity securities of small foreign companies with market capitalizations of $1.5 billion or less.

    The DRIEHAUS EUROPEAN OPPORTUNITY FUND seeks to achieve its objective by investing primarily in equity securities of European companies.

    The DRIEHAUS ASIA PACIFIC GROWTH FUND seeks to achieve its objective by investing primarily in equity securities of Asia Pacific companies.

    The DRIEHAUS EMERGING MARKETS GROWTH FUND seeks to achieve its objective by investing primarily in the equity securities of Emerging Market companies.

FISCAL YEAR END

    The fiscal year end for the FUNDS is December 31.

SECURITIES VALUATION AND TRANSACTIONS

    Depending upon local convention or regulation, equity securities may be valued at the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued at fair value as determined in good faith by or under the direction of the TRUST'S Board of Trustees.

    Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date.

    The FUNDS determine income and expenses daily. This change in net asset value is allocated daily.

FEDERAL INCOME TAXES

    No provision is made for Federal income taxes since each FUND has elected to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code and has made and declared all the

--------------------------------------------------------------------------------
                             DRIEHAUS MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

required distributions to its shareholders in amounts sufficient to relieve the FUND from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

    For the period ended December 31, 2002, reclassifications were recorded between undistributed net investment loss, undistributed net realized foreign exchange loss, undistributed net realized gain, and paid-in-capital in excess of par for any permanent book to tax differences.

    At December 31, 2002, the DRIEHAUS INTERNATIONAL GROWTH FUND, the DRIEHAUS INTERNATIONAL DISCOVERY FUND, the DRIEHAUS EUROPEAN OPPORTUNITY FUND, the DRIEHAUS ASIA PACIFIC GROWTH FUND, and the DRIEHAUS EMERGING MARKETS GROWTH FUND had accumulated capital loss carryforwards of $151,372,420, $27,007,328, $15,267,304, $6,566,092 and $11,118,737, respectively, expiring between 2008 and
2010. To the extent that the FUNDS realize future net capital gains, those gains will be offset by any unused capital loss carryforward. For the year ended December 31, 2002, the DRIEHAUS INTERNATIONAL GROWTH FUND, the DRIEHAUS INTERNATIONAL DISCOVERY FUND, the DRIEHAUS EUROPEAN OPPORTUNITY FUND, the DRIEHAUS ASIA PACIFIC GROWTH FUND, and the DRIEHAUS EMERGING MARKETS GROWTH FUND realized post-October capital losses of $4,925,168, $3,188,612, $122,598, $1,184,686 and $427,431, respectively, and realized post-October currency losses of $45,683, $20,349, $2,810, $22,820 and $26,702, respectively, which, for tax purposes, is deferred and will be recognized in the following year.

DISTRIBUTIONS TO SHAREHOLDERS

    The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 was as follows:

                                             DRIEHAUS               DRIEHAUS              DRIEHAUS
                                           INTERNATIONAL         INTERNATIONAL            EUROPEAN
                                            GROWTH FUND          DISCOVERY FUND       OPPORTUNITY FUND
                                        -------------------    ------------------    ------------------
DISTRIBUTIONS PAID FROM:                 2002        2001       2002       2001       2002       2001
------------------------                -------    --------    -------    -------    -------    -------
  Ordinary income.....................       --    $162,901         --         --         --         --
  Net long term capital gains.........       --          --         --         --         --         --
                                        -------    --------    -------    -------    -------    -------
    Total taxable distributions.......       --    $162,901         --         --         --         --
  Tax return of capital...............       --          --         --         --         --         --
                                        -------    --------    -------    -------    -------    -------
    Total distributions paid..........       --    $162,901         --         --         --         --
                                        =======    ========    =======    =======    =======    =======

                                              DRIEHAUS               DRIEHAUS
                                            ASIA PACIFIC         EMERGING MARKETS
                                             GROWTH FUND           GROWTH FUND
                                         -------------------    ------------------
DISTRIBUTIONS PAID FROM:                  2002        2001       2002       2001
------------------------                 -------    --------    -------    -------
  Ordinary income......................       --          --         --    $48,969
  Net long term capital gains..........       --    $676,407         --         --
                                         -------    --------    -------    -------
    Total taxable distributions........       --    $676,407         --    $48,969
  Tax return of capital................       --          --         --         --
                                         -------    --------    -------    -------
    Total distributions paid...........       --    $676,407         --    $48,969
                                         =======    ========    =======    =======

    The FUNDS had no distributions during the year ended December 31, 2002.

--------------------------------------------------------------------------------
                             DRIEHAUS MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

    As of December 31, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                    DRIEHAUS          DRIEHAUS           DRIEHAUS
                                                  INTERNATIONAL    INTERNATIONAL         EUROPEAN
                                                   GROWTH FUND     DISCOVERY FUND    OPPORTUNITY FUND
                                                  -------------    --------------    ----------------
Undistributed ordinary income...................             --               --                 --
Undistributed long-term capital gains...........             --               --                 --
                                                  -------------     ------------       ------------
  Accumulated earnings..........................             --               --                 --
Accumulated capital and other losses............  $(156,333,411)    $(30,216,289)      $(15,392,033)
Unrealized appreciation (depreciation) on
  foreign currency..............................        (73,514)           5,535              6,034
Unrealized appreciation on investments..........      1,507,060        6,456,961          1,802,323
                                                  -------------     ------------       ------------
  Total accumulated earnings (deficit)..........  $(154,899,865)    $(23,753,793)      $(13,583,676)
                                                  =============     ============       ============

                                                   DRIEHAUS          DRIEHAUS
                                                 ASIA PACIFIC    EMERGING MARKETS
                                                 GROWTH FUND       GROWTH FUND
                                                 ------------    ----------------
Undistributed ordinary income..................           --                 --
Undistributed long-term capital gains..........           --                 --
                                                 -----------       ------------
  Accumulated earnings.........................           --                 --
Accumulated capital and other losses...........  $(7,772,322)      $(11,572,870)
Unrealized appreciation (depreciation) on
  foreign currency.............................        2,831              3,573
Unrealized appreciation on investments.........       86,335          2,533,596
                                                 -----------       ------------
  Total accumulated earnings (deficit).........  $(7,683,156)      $ (9,035,701)
                                                 ===========       ============

    The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market on currency contracts.

FOREIGN CURRENCY TRANSLATION

    Foreign currency is translated into U.S. dollar values based upon the current rates of exchange on the date of the FUNDS' valuations.

    Net realized foreign exchange gains or losses which are reported by the FUNDS result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contracts underlying securities transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

    Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The FUNDS had no portfolio hedges during the year ended December 31, 2002.

    The FUNDS do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments held. These fluctuations are included with the net change in unrealized appreciation (depreciation) of investments.

--------------------------------------------------------------------------------
                             DRIEHAUS MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

DEFERRED ORGANIZATION COSTS

    For the year ended December 31, 2002, organization costs incurred by the DRIEHAUS ASIA PACIFIC GROWTH FUND and the DRIEHAUS EMERGING MARKETS GROWTH FUND were fully amortized.

USE OF ESTIMATES

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE
   FEES

    Richard H. Driehaus, the Chairman of the Board and President of the TRUST, is also the Chairman of the Board, sole director, and sole shareholder of Driehaus Capital Management, Inc. ("DCM"), a registered investment adviser, and of Driehaus Securities Corporation, a registered broker-dealer.

    DCM serves as the FUNDS' investment adviser. In return for its services to the FUNDS, DCM receives a monthly fee, computed and accrued daily at an annual rate of 1.5% of each FUND'S average daily net assets.

    DCM has agreed to absorb other operating expenses to the extent necessary to ensure that total operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) for the DRIEHAUS INTERNATIONAL DISCOVERY FUND, the DRIEHAUS EUROPEAN OPPORTUNITY FUND, the DRIEHAUS ASIA PACIFIC GROWTH FUND, and the DRIEHAUS EMERGING MARKETS GROWTH FUND would not exceed 2.40%, 2.10%, 2.50%, and 2.50%, respectively, of the average net assets of each FUND on an annual basis, through June 30, 2003. Beginning July 1, 2002, the FUNDS are reimbursed for expenses exceeding their respective expense caps after reduction of amounts received through commission recapture programs that are applied to FUND operating expenses.

    The amounts accrued and payable to DCM during the year ended December 31, 2002, are as follows:

                                                                                     Advisory Fees
                                                                                        Payable
                                                                                    (included in Due
                            Fund                                Advisory Fees        to affiliates)
----------------------------------------------------------------------------------------------------
DRIEHAUS INTERNATIONAL GROWTH FUND..........................     $2,143,758             $139,914
DRIEHAUS INTERNATIONAL DISCOVERY FUND.......................        960,318               87,545
DRIEHAUS EUROPEAN OPPORTUNITY FUND..........................        368,589                9,082
DRIEHAUS ASIA PACIFIC GROWTH FUND...........................        365,866               11,475
DRIEHAUS EMERGING MARKETS GROWTH FUND.......................        537,134               39,974
----------------------------------------------------------------------------------------------------

    The FUNDS direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the FUNDS part of the commissions generated. Such rebates are currently used to offset a portion of the FUNDS' operating expenses. For the year ended December 31, 2002, these arrangements reduced the expenses of the DRIEHAUS INTERNATIONAL GROWTH FUND, the DRIEHAUS INTERNATIONAL DISCOVERY FUND, the DRIEHAUS EUROPEAN OPPORTUNITY FUND, the DRIEHAUS ASIA PACIFIC GROWTH FUND, and the DRIEHAUS EMERGING MARKETS GROWTH FUND by $476,500 (16.8%), $252,135 (17.4%), $85,947 (10.6%), $110,645 (14.9%),
and $124,053 (12.3%), respectively.

--------------------------------------------------------------------------------
                             DRIEHAUS MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

    Driehaus Securities Corporation ("DSC") is the FUNDS' distributor.

    DSC also acts as a broker for the FUNDS for domestically traded securities. For the year ended December 31, 2002, the FUNDS paid the following brokerage commissions:

                                                               Total          Commissions       Shares Traded
                          Fund                              Commissions       Paid to DSC        through DSC
-------------------------------------------------------------------------------------------------------------
DRIEHAUS INTERNATIONAL GROWTH FUND                          $2,577,269         $305,092           7,771,435
DRIEHAUS INTERNATIONAL DISCOVERY FUND                        1,480,801          117,702           2,717,874
DRIEHAUS EUROPEAN OPPORTUNITY FUND                             365,163           37,655           1,399,564
DRIEHAUS ASIA PACIFIC GROWTH FUND                              588,466           17,568             722,544
DRIEHAUS EMERGING MARKETS GROWTH FUND                          922,595          130,443           2,587,363
-------------------------------------------------------------------------------------------------------------

    A portion of these commissions are, in turn, paid by DSC to third parties for clearing and execution services.

    Certain officers of the TRUST are also officers of DCM and DSC. No such officers received compensation from the FUNDS.

    PFPC Inc., an indirect subsidiary of PNC Bank Corp., serves as the FUNDS' administrative and accounting agent. In compensation for these services, PFPC Inc. receives the larger of a monthly minimum fee and a monthly fee based upon average net assets. PFPC Inc. also acts as the transfer agent and dividend disbursing agent for the FUNDS. In compensation for these services, PFPC Inc. receives a monthly fee based on shareholder processing activity during the month.

C. DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS

    The FUNDS occasionally invest in equity certificates which allow the FUNDS to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. At December 31, 2002, the DRIEHAUS INTERNATIONAL DISCOVERY FUND, the DRIEHAUS ASIA PACIFIC GROWTH FUND, and the DRIEHAUS EMERGING MARKETS GROWTH FUND had unrealized appreciation of $45,834, $492, and $152,867, respectively, as a result of their investment in these financial instruments. The aggregate market values of these certificates for the DRIEHAUS INTERNATIONAL DISCOVERY FUND, the DRIEHAUS ASIA PACIFIC GROWTH FUND, and the DRIEHAUS EMERGING MARKETS GROWTH FUND represented 0.9%, 4.7%, and 3.6%, respectively, of their total market values at December 31, 2002.

    At December 31, 2002, the FUNDS had foreign currency forward contracts outstanding under which they are obligated to exchange currencies at specified future dates. At December 31, 2002, the FUNDS' currency transactions are limited to transaction hedges.

    The contractual amounts of foreign currency forward contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values.

--------------------------------------------------------------------------------
                             DRIEHAUS MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

    The FUNDS had the following outstanding contracts at December 31, 2002:

DRIEHAUS INTERNATIONAL GROWTH FUND
Transaction Hedges:

Foreign Currency Purchased:

                                                                      Unrealized
                                                                     Appreciation
US Dollars                                         Settlement       (Depreciation)
   Sold          Foreign Currency Purchased           Date       at December 31, 2002
-------------------------------------------------------------------------------------
 $ 92,512          146,149   Canadian Dollar      January 2003   $               (512)
  490,488    4,389,867,116   Indonesian Rupee     January 2003                 (3,644)
                                                                 --------------------
                                                                 $             (4,156)
-------------------------------------------------------------------------------------

Foreign Currency Sold:

                                                                      Unrealized
                                                                     Appreciation
US Dollars                                         Settlement       (Depreciation)
Purchased           Foreign Currency Sold             Date       at December 31, 2002
-------------------------------------------------------------------------------------
 $374,397          356,982   Euro                 January 2003   $             (7,116)
  638,850          397,062   Pound Sterling       January 2003                 (2,232)
                                                                 --------------------
                                                                 $             (9,348)
                                                                 --------------------
                     Net unrealized depreciation                 $            (13,504)
                                                                 ====================
-------------------------------------------------------------------------------------

DRIEHAUS INTERNATIONAL DISCOVERY FUND
Transaction Hedges:

Foreign Currency Purchased:

                                                                      Unrealized
                                                                     Appreciation
US Dollars                                         Settlement       (Depreciation)
   Sold          Foreign Currency Purchased           Date       at December 31, 2002
-------------------------------------------------------------------------------------
 $681,389    6,098,432,561   Indonesian Rupee     January 2003   $             (4,627)
   80,744        3,480,046   Thailand Baht        January 2003                    336
                                                                 --------------------
                                                                 $             (4,291)
                                                                 --------------------
                     Net unrealized depreciation                 $             (4,291)
                                                                 ====================
-------------------------------------------------------------------------------------

DRIEHAUS EUROPEAN OPPORTUNITY FUND
Transaction Hedges:

Foreign Currency Purchased:

                                                                      Unrealized
                                                                     Appreciation
US Dollars                                         Settlement       (Depreciation)
   Sold          Foreign Currency Purchased           Date       at December 31, 2002
-------------------------------------------------------------------------------------
 $101,353          160,116   Canadian Dollar      January 2003   $               (476)
  148,026          141,142   Euro                 January 2003                    625
  155,103           96,410   Pound Sterling       January 2003                    338
   53,263          462,934   Swedish Krona        January 2003                    871
                                                                 --------------------
                                                                 $              1,358
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             DRIEHAUS MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

DRIEHAUS EUROPEAN OPPORTUNITY FUND -- (CONTINUED)

Foreign Currency Sold:

                                                                        Unrealized
                                                                       Appreciation
US Dollars                                           Settlement       (Depreciation)
Purchased            Foreign Currency Sold              Date       at December 31, 2002
---------------------------------------------------------------------------------------
 $ 77,823        2,340,310   Czech Republic Koruna  January 2003   $                (65)
   29,328        6,586,800   Hungarian Forint       January 2003                   (157)
   56,903          394,212   Norwegian Krone        January 2003                   (475)
  112,087          974,210   Swedish Krona          January 2003                 (1,562)
                                                                   --------------------
                                                                   $             (2,259)
                                                                   --------------------
                             Net unrealized depreciation           $               (901)
                                                                   ====================
---------------------------------------------------------------------------------------

DRIEHAUS ASIA PACIFIC GROWTH FUND
Transaction Hedges:

Foreign Currency Purchased:

                                                                        Unrealized
                                                                       Appreciation
US Dollars                                           Settlement       (Depreciation)
   Sold           Foreign Currency Purchased            Date       at December 31, 2002
---------------------------------------------------------------------------------------
 $315,353    2,822,413,481   Indonesian Rupee       January 2003   $             (2,342)
                                                                   --------------------
                                                                   $             (2,342)
---------------------------------------------------------------------------------------

Foreign Currency Sold:

                                                                        Unrealized
                                                                       Appreciation
US Dollars                                           Settlement       (Depreciation)
Purchased            Foreign Currency Sold              Date       at December 31, 2002
---------------------------------------------------------------------------------------
 $115,790       13,736,503   Japanese Yen           January 2003   $             (1,276)
  104,373          181,046   Singapore Dollar       January 2003                     13
                                                                   --------------------
                                                                   $             (1,263)
                                                                   --------------------
                             Net unrealized depreciation           $             (3,605)
                                                                   ====================
---------------------------------------------------------------------------------------

DRIEHAUS EMERGING MARKETS GROWTH FUND
Transaction Hedges:

Foreign Currency Purchased:

                                                                        Unrealized
                                                                       Appreciation
US Dollars                                           Settlement       (Depreciation)
   Sold           Foreign Currency Purchased            Date       at December 31, 2002
---------------------------------------------------------------------------------------
 $ 76,204      682,021,619   Indonesian Rupee       January 2003   $               (566)
                                                                   --------------------
                                                                   $               (566)
                                                                   --------------------
                             Net unrealized depreciation           $               (566)
                                                                   ====================
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             DRIEHAUS MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

D. INVESTMENT TRANSACTIONS

    The aggregate purchases and sales of investment securities, other than short-term obligations, for the year ended December 31, 2002, were as follows:

                            Fund                                 Purchases            Sales
-----------------------------------------------------------------------------------------------
DRIEHAUS INTERNATIONAL GROWTH FUND                              $491,501,635       $513,446,795
DRIEHAUS INTERNATIONAL DISCOVERY FUND                            274,137,834        240,480,846
DRIEHAUS EUROPEAN OPPORTUNITY FUND                                82,142,284         82,177,887
DRIEHAUS ASIA PACIFIC GROWTH FUND                                105,905,475        100,421,524
DRIEHAUS EMERGING MARKETS GROWTH FUND                            135,883,849        117,531,522
-----------------------------------------------------------------------------------------------

E. RESTRICTED SECURITIES

    Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include rule 144A securities which may be sold normally to qualified institutional buyers. At December 31, 2002, the DRIEHAUS INTERNATIONAL DISCOVERY FUND held restricted securities, other than equity certificates, whose aggregate market value of $336,281 represented 0.5% of the total market value of the FUND. In addition, since an investment in equity certificates (see Note C) represents an agreement entered into with a financial institution, with terms set by such financial institution, these instruments are also deemed to be restricted.

F. LINES OF CREDIT

    The FUNDS have a $50 million line of credit consisting of a $25 million committed line and a $25 million uncommitted line. This line of credit is available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. At December 31, 2002, the FUNDS had no outstanding borrowings under the line of credit.

G. OFF BALANCE SHEET RISKS

    The FUNDS' investments in foreign securities may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

H. SHAREHOLDER FEES

    The FUNDS may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The fees charged by the FUNDS for the year ended December 31, 2002, were as follows:

                            Fund                                Redemption Fees
-------------------------------------------------------------------------------
DRIEHAUS INTERNATIONAL GROWTH FUND                                 $112,381
DRIEHAUS INTERNATIONAL DISCOVERY FUND                                57,410
DRIEHAUS EUROPEAN OPPORTUNITY FUND                                   19,301
DRIEHAUS ASIA PACIFIC GROWTH FUND                                    60,415
DRIEHAUS EMERGING MARKETS GROWTH FUND                                33,742
-------------------------------------------------------------------------------

    The redemption fees are recorded in paid-in capital.

--------------------------------------------------------------------------------
                         REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

    To the Shareholders and Board of Trustees of the Driehaus International Growth Fund, the Driehaus International Discovery Fund, the Driehaus European Opportunity Fund, the Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Markets Growth Fund:

    We have audited the accompanying statements of assets and liabilities of the DRIEHAUS INTERNATIONAL GROWTH FUND, the DRIEHAUS INTERNATIONAL DISCOVERY FUND, the DRIEHAUS EUROPEAN OPPORTUNITY FUND, the DRIEHAUS ASIA PACIFIC GROWTH FUND and the DRIEHAUS EMERGING MARKETS GROWTH FUND (the "Funds"), including the schedules of investments and investments by industry on pages 4-6, 14-17, 25-27, 35-37 and 45-47, as of December 31, 2002, and the related statements of operations, changes in net assets, and financial highlights on pages 7-10, 18-21, 28-31, 38-41 and 48-51 for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended December 31, 2001 and the financial highlights for the periods ended December 31, 2001 and prior were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated February 8, 2002.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmations of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Driehaus International Growth Fund, the Driehaus International Discovery Fund, the Driehaus European Opportunity Fund, the Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Markets Growth Fund as of December 31, 2002, and the results of their operations, changes in their net assets, and their financial highlights for the year ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP

Chicago, Illinois
February 20, 2003

--------------------------------------------------------------------------------
                INTERESTED AND INDEPENDENT TRUSTEES OF THE TRUST
--------------------------------------------------------------------------------

    The following table sets forth certain information with respect to the trustees of the TRUST:

                                       TERM OF                            NUMBER OF
                                      OFFICE AND                        PORTFOLIOS IN         OTHER
                         POSITION(S)  LENGTH OF        PRINCIPAL          THE TRUST       DIRECTORSHIPS
                          HELD WITH      TIME        OCCUPATION(S)       OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE     THE TRUST    SERVED**   DURING PAST 5 YEARS      TRUSTEE           TRUSTEE
-----------------------  -----------  ----------  --------------------  -------------  --------------------
INTERESTED TRUSTEES:*
Richard H. Driehaus, 60  Trustee;     Since 1996  Chairman of the             5        Director of Driehaus
25 East Erie Street      Chairman;                Board and Chief                      Capital Management,
Chicago, IL 60611        President                Executive Officer of                 Inc.; Driehaus
                                                  Driehaus Capital                     Securities
                                                  Management, Inc. and                 Corporation;
                                                  Driehaus Securities                  Driehaus Enterprise
                                                  Corporation; Chief                   Management, Inc.;
                                                  Executive Officer of                 Vintage Properties,
                                                  Driehaus Capital                     Inc.; and 25 East
                                                  Management, L.L.C.;                  Erie Corp.
                                                  Chief Investment
                                                  Officer; Portfolio
                                                  Manager of Driehaus
                                                  Capital Management,
                                                  Inc. and Driehaus
                                                  Capital Management,
                                                  L.L.C.

Robert F. Moyer, 56      Trustee;     Since 1996  President of                5        None
25 East Erie Street      Senior Vice              Driehaus Capital
Chicago, IL 60611        President                Management, Inc. and
                                                  Driehaus Securities
                                                  Corporation;
                                                  President and Chief
                                                  Operating Officer of
                                                  Driehaus Capital
                                                  Management, L.L.C.
INDEPENDENT TRUSTEES:
Francis J. Harmon, 60    Trustee      Since 1998  Principal Account           5        None
25 East Erie Street                               Executive -- Labor
Chicago, IL 60611                                 Affairs, Blue Cross
                                                  and Blue Shield

A.R. Umans, 75           Trustee      Since 1996  Chairman of the             5        None
25 East Erie Street                               Board and Chief
Chicago, IL 60611                                 Executive Officer,
                                                  RHC/Spacemaster
                                                  Corporation
                                                  (manufacturing
                                                  corporation)

--------------------------------------------------------------------------------
        INTERESTED AND INDEPENDENT TRUSTEES OF THE TRUST -- (CONTINUED)
--------------------------------------------------------------------------------

                                       TERM OF                            NUMBER OF
                                      OFFICE AND                        PORTFOLIOS IN         OTHER
                         POSITION(S)  LENGTH OF        PRINCIPAL          THE TRUST       DIRECTORSHIPS
                          HELD WITH      TIME        OCCUPATION(S)       OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE     THE TRUST    SERVED**   DURING PAST 5 YEARS      TRUSTEE           TRUSTEE
-----------------------  -----------  ----------  --------------------  -------------  --------------------
Daniel F. Zemanek, 60    Trustee      Since 1996  Senior Vice                 5        None
25 East Erie Street                               President of Sunrise
Chicago, IL 60611                                 Development, Inc.
                                                  since January 2003;
                                                  Consultant, real-
                                                  estate development,
                                                  August 1998 to
                                                  January 2003; Senior
                                                  Vice President of
                                                  Real Estate, Una Mas
                                                  Restaurants, Inc.,
                                                  from 1996 to 1998

---------------

 * Mr. Driehaus and Mr. Moyer are "interested persons" of the TRUST and the Adviser, as defined in the Investment Company Act of 1940, as amended, because they are officers of the Adviser. In addition, Mr. Driehaus controls the Adviser.

** Each Trustee will serve as a Trustee of the TRUST until (i) termination of the TRUST, or (ii) until the Trustee's retirement, resignation, death, or
   (iii) as otherwise specified in the TRUST governing documents.

--------------------------------------------------------------------------------
                             OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

    The following table sets forth certain information with respect to the advisory board member and officers of the TRUST:

                                       TERM OF                                   NUMBER OF
                         POSITION(S)  OFFICE AND                               PORTFOLIOS IN      OTHER
                            HELD      LENGTH OF            PRINCIPAL             THE TRUST    DIRECTORSHIPS
                            WITH         TIME            OCCUPATION(S)          OVERSEEN BY      HELD BY
NAME, ADDRESS AND AGE     THE TRUST     SERVED        DURING PAST 5 YEARS         TRUSTEE        TRUSTEE
-----------------------  -----------  ----------  ---------------------------  -------------  -------------
Arthur B. Mellin(1), 60  Advisory     Since 1998  President of Mellin               N/A            N/A
190 South LaSalle        Board                    Securities Incorporated and
Street                   Member                   Mellin Asset Management,
Chicago, IL 60603                                 Inc.

William R. Andersen, 44  Vice         Since 1996  Senior Vice President,            N/A            N/A
25 East Erie Street      President                Chief Investment Officer-
Chicago, IL 60611                                 International and Portfolio
                                                  Manager of Driehaus Capital
                                                  Management, Inc.; Portfolio
                                                  Manager of Driehaus Capital
                                                  Management, Inc. prior
                                                  thereto

Robert H. Buchen, 65     Vice         Since 1996  Vice President of                 N/A            N/A
25 East Erie Street      President                Institutional sales of
Chicago, IL 60611                                 Driehaus Capital
                                                  Management, Inc.

Michelle L. Cahoon, 36   Treasurer    Since 2002  Controller of Driehaus            N/A            N/A
25 East Erie Street                               Capital Management, Inc.
Chicago, IL 60611                                 and Driehaus Securities
                                                  Corporation since 2002;
                                                  Manager with Arthur
                                                  Andersen LLP since 1992

Lisa M. King, 35         Secretary    Since 2002  Vice President and Counsel,       N/A            N/A
400 Bellevue Parkway                              PFPC Inc., financial
Wilmington, DE 19809                              services company since
                                                  2000; Associate, Stradley,
                                                  Ronon, Stevens & Young, LLC
                                                  since 1996

Kelly C. Dehler, 41      Assistant    Since 2002  Regulatory Associate with         N/A            N/A
25 East Erie Street      Secretary                Driehaus Capital
Chicago, IL 60611                                 Management, Inc. since
                                                  2002; Senior Paralegal with
                                                  Driehaus Capital
                                                  Management, Inc. since
                                                  2000; Examiner with NASD
                                                  Regulation since 1997

---------------

(1) Mr. Driehaus and Mr. Mellin are brothers-in-law.

    The Statement of Additional Information for the DRIEHAUS MUTUAL FUNDS contains more detail about the TRUST'S trustees and officers and is available upon request, without charge. For further information, please call 1-800-560-6111.

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

         Section 5.2 of Article V of the Registrant's Declaration of Trust provides as follows:

         5.2 Indemnification of Trustees, Officers, Employees and Agents. The Trust shall indemnify each of its Trustees, officers, employees, and agents (including Persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct or by a reasonable determination, based upon a review of the facts, that such Person was not liable by reason of such conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) a written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he or she may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he or she may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified Person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

         Section 5.3 of Article V of the Registrant's Declaration of Trust also provides for the indemnification of shareholders of the Registrant. Section 5.3 states as follows:

         5.3 Liability of Holders; Indemnification. The Trust shall indemnify and hold each Holder harmless from and against any claim or liability to which such Holder may become subject solely by reason of his or her being or having been a Holder and not because of such Holder's acts or omissions or for some other reason, and shall reimburse such Holder for all legal and other expenses reasonably incurred by him or her in connection with any such claim or liability (upon proper and timely request by the Holder); provided, however, that no Holder shall be entitled to indemnification by any series established in accordance with Section 8.8 unless such Holder is a Holder of Interests of such series. The rights accruing to a Holder under this Section 5.3 shall not exclude any other right to which such Holder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Holder in any appropriate situation even though not specifically provided herein.

Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 16. EXHIBITS

(1)(a) Registrant's Declaration of Trust dated May 31, 1996, is incorporated herein by reference to Exhibit (1) of Registrant's initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission ("SEC") on June 5, 1996.

(1)(b) Registrant's Amendment to the Declaration of Trust dated November 9, 1998, is incorporated herein by reference to Exhibit (a)(ii) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed with the SEC on December 23, 1998.

(2)         Registrant's Amended By-Laws are filed herewith.

(3)         Not Applicable.

(4) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.

(5)         Not Applicable.

(6)(a) Investment Advisory Agreement dated September 25, 1996 between the Registrant and Driehaus Capital Management, Inc. (the "Adviser") is incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(6)(b) Letter Agreement dated December 18, 1997 between the Registrant and the Adviser with respect to Driehaus Asia Pacific Growth Fund and Driehaus Emerging Markets Growth Fund is incorporated herein by reference to Exhibit (d)(ii) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(6)(c) Letter Agreement dated December 18, 1998 between the Registrant and the Adviser with respect to Driehaus International Discovery Fund and Driehaus European Opportunity Fund is incorporated herein by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed with the SEC on December 23, 1998.

(7) Amended and Restated Distribution Agreement between the Registrant and Driehaus Securities Corporation dated September 13, 1999 is incorporated herein by reference to Exhibit (e) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(8)         Not Applicable.

(9) Global Custody Agreement between the Registrant and Chase Manhattan Bank (the "Chase Bank") dated May 24, 1999 is incorporated herein by reference to Exhibit (g)(i) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed with the SEC on April 25, 2000.

(10)        Not Applicable.

(11) Opinion and consent of Vedder, Price, Kaufman & Kammholz is filed herewith.

(12) Form of opinion and consent of Vedder, Price, Kaufman & Kammholz supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus is filed herewith.

(13)(a)(1) Transfer Agency Services Agreement between the Registrant and PFPC Inc. (the "Transfer Agent") dated September 25, 1996 is incorporated herein by reference to Exhibit (h)(i) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(13)(a)(2) Amendment to the Transfer Agency and Services Agreement Wrap Program between the Registrant and the Transfer Agent dated March 31, 2002 is incorporated herein by reference to Exhibit (h)(i)(a) to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A filed with the SEC on April 25, 2002.

(13)(a)(3) Anti-Money Laundering Amendment to the Transfer Agency and Services Agreement dated July 24, 2002 between the Registrant and the Transfer Agent is incorporated herein by reference to Exhibit
            (h)(iii) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(13)(b)(1) Administration and Accounting Services Agreement between the Registrant and PFPC Inc. dated September 25, 1996 is incorporated herein by reference to Exhibit (h)(ii) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(13)(b)(2) Amendment to Administration and Accounting Services Agreement dated January 1, 2003 between the Registrant and PFPC Inc. is incorporated by reference to Exhibit (h)(iii) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(14)        Consent of Independent Auditors is filed herewith.

(15)        Not Applicable.

(16)        Powers of Attorney are filed herewith.

(17)        Forms of Proxies are filed herewith.

ITEM 17. UNDERTAKINGS.

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Chicago, the State of Illinois, on the 6th day of June, 2003.

                                         DRIEHAUS MUTUAL FUNDS

                                         By:      /s/ Richard H. Driehaus
                                            ------------------------------------
                                         Richard H. Driehaus, President

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

     /s/ Michelle L. Cahoon            Treasurer (Principal Financial and           June 6, 2003
---------------------------------               Accounting Officer)           ------------------------
Michelle L. Cahoon                                                                         Date

     /s/ Richard H. Driehaus              Trustee (Principal Executive              June 6, 2003
---------------------------------                   Officer)                  ------------------------
Richard H. Driehaus                                                                        Date

                  *                                  Trustee                        June 6, 2003
---------------------------------                                             ------------------------
Francis J. Harmon                                                                          Date

     /s/ Robert F. Moyer                             Trustee                        June 6, 2003
---------------------------------                                             ------------------------
Robert F. Moyer                                                                            Date

                  *                                  Trustee                        June 6, 2003
---------------------------------                                             ------------------------
A. R. Umans                                                                                Date

                  *                                  Trustee                        June 6, 2003
---------------------------------                                             ------------------------
Daniel F. Zemanek                                                                          Date

* Robert F. Moyer signs this document pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX

Ex. 99.2     Amended By-Laws.

Ex. 99.11    Opinion and Consent of Counsel.

Ex. 99.12    Form of Opinion and Consent of Tax Counsel Supporting Tax Matters.

Ex. 99.14    Consent of Ernst & Young LLP.

Ex. 99.16    Powers of Attorney.

Ex. 99.17    Forms of Proxies.